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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                   (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2014 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 34.5%†
	Asset-Backed Securities 2.3%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.755%, due 8/15/19 (a)(b)	$375,000	$375,448
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.625%, due 9/15/18 (a)	275,000	275,631
	Series 2013-4, Class A2 0.705%, due 6/15/20 (a)	150,000	150,389
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.834%, due 9/25/18 (a)(b)	175,000	175,604
			977,072
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	200,000	200,216
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	200,000	200,118
			400,334
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.585%, due 8/15/19 (a)	125,000	125,504
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.584%, due 9/10/20 (a)	150,000	150,505
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.585%, due 7/15/21 (a)	250,000	250,606
			526,615
	Other ABS 1.7%
	Apidos CDO Series 2013-14A, Class A 1.389%, due 4/15/25 (a)(b)(c)	475,000	467,875
	Ares CLO, Ltd. Series 2013-2A Class A1 1.485%, due 7/28/25 (a)(b)	450,000	444,109
	Babson CLO, Ltd. Series 2013-IA, Class A 1.337%, due 4/20/25 (a)(b)	450,000	444,780
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.415%, due 5/20/25 (a)(b)	350,000	346,010
	Carlyle Global Market Strategies
	Series 2013-3A, Class A1A 1.359%, due 7/15/25 (a)(b)	250,000	245,303
	Series 2013-2A, Class A1 1.387%, due 4/18/25 (a)(b)	250,000	245,347
	Cent CLO, L.P. Series 2013-18A, Class A 1.357%, due 7/23/25 (a)(b)	375,000	370,110
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	200,000	200,181
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.62%, due 4/18/26 (a)(b)(c)	280,000	277,984
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.693%, due 1/15/26 (a)(b)(c)	450,000	446,535
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.439%, due 1/15/25 (a)(b)	275,000	270,787
	Octagon Investment Partners XVII, Ltd. Series 2013-1A, Class A1 1.569%, due 10/25/25 (a)(b)(c)	450,000	446,625
	OHA Loan Funding, Ltd. Series 2013-1A, Class A 1.487%, due 7/23/25 (a)(b)	450,000	445,095
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.485%, due 2/20/25 (a)(b)	270,000	268,186
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.409%, due 4/15/25 (a)(b)	275,000	272,594
			5,191,521
	Total Asset-Backed Securities (Cost $7,141,626)		7,095,542

	Corporate Bonds 15.1%
	Aerospace & Defense 0.2%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	104,476
	General Dynamics Corp. 2.25%, due 7/15/16	50,000	51,625
	Northrop Grumman Corp. 3.25%, due 8/1/23	175,000	167,568
	United Technologies Corp. 1.80%, due 6/1/17	300,000	305,014
			628,683
	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	150,000	151,376
	3.875%, due 9/15/21 (b)	200,000	209,907
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (b)	100,000	101,136
			462,419
	Banks 5.5%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	575,000	592,001
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	300,000	299,175
¤	Bank of America Corp.
	2.00%, due 1/11/18	250,000	249,532
	2.65%, due 4/1/19	325,000	326,036
	4.00%, due 4/1/24	500,000	499,412
	4.10%, due 7/24/23	650,000	659,305
	5.65%, due 5/1/18	375,000	423,913
	Barclays Bank PLC 2.50%, due 2/20/19	200,000	200,349
	BB&T Corp.
	0.897%, due 2/1/19 (a)	475,000	475,227
	1.093%, due 6/15/18 (a)	275,000	277,854
	1.45%, due 1/12/18	100,000	98,758
	Citigroup, Inc.
	3.375%, due 3/1/23	75,000	72,528
	4.587%, due 12/15/15	160,000	169,704
	5.375%, due 8/9/20	250,000	281,294
	6.00%, due 8/15/17	100,000	113,346
	6.01%, due 1/15/15	17,000	17,719
	Commonwealth Bank of Australia 0.735%, due 9/20/16 (a)(b)	300,000	301,478
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	250,000	253,495
	Goldman Sachs Group, Inc. (The)
	1.336%, due 11/15/18 (a)	300,000	302,697
	2.375%, due 1/22/18	600,000	603,986
	5.375%, due 3/15/20	125,000	139,467
	6.00%, due 6/15/20	300,000	344,493
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	550,000	582,893
	HSBC Holdings PLC 4.25%, due 3/14/24	250,000	250,308
	HSBC USA, Inc. 1.114%, due 9/24/18 (a)	100,000	101,233
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	650,000	654,389
	ING Bank N.V. 5.80%, due 9/25/23 (b)	650,000	693,191
	Intesa Sanpaolo S.p.A.
	2.375%, due 1/13/17	400,000	401,345
	5.25%, due 1/12/24	450,000	462,281
	JPMorgan Chase & Co.
	3.375%, due 5/1/23	450,000	425,979
	4.50%, due 1/24/22	250,000	269,521
	Korea Development Bank (The) 3.875%, due 5/4/17	200,000	213,770
	Lloyds Bank PLC 2.30%, due 11/27/18	200,000	199,802
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)	350,000	351,545
¤	Morgan Stanley
	4.10%, due 5/22/23	575,000	569,171
	4.875%, due 11/1/22	300,000	315,235
	5.50%, due 1/26/20	600,000	676,672
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	550,000	561,665
	Santander UK PLC 5.00%, due 11/7/23 (b)	975,000	1,003,077
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	400,000	395,204
	Societe Generale S.A.
	1.327%, due 10/1/18 (a)	275,000	276,183
	2.75%, due 10/12/17	250,000	257,300
	Sumitomo Mitsui Trust Bank, Ltd. 1.013%, due 9/16/16 (a)(b)	200,000	201,318
	SunTrust Banks, Inc. 2.35%, due 11/1/18	200,000	200,071
	Swedbank AB 1.75%, due 3/12/18 (b)	600,000	594,000
	Union Bank N.A. 0.985%, due 9/26/16 (a)	250,000	252,471
	Wells Fargo & Co.
	2.15%, due 1/15/19	425,000	424,005
	4.125%, due 8/15/23	225,000	227,620
			17,262,018
	Beverages 0.2%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	250,000	249,751
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	75,000	81,868
	Diageo Capital PLC 1.50%, due 5/11/17	100,000	100,671
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	250,000	257,077
			689,367
	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	100,000	105,363

	Chemicals 0.4%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	477,271
	Dow Chemical Co. (The) 5.70%, due 5/15/18	44,000	50,007
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	407,937
	NewMarket Corp. 4.10%, due 12/15/22	400,000	393,528
			1,328,743
	Computers 0.2%
	Hewlett-Packard Co. 2.75%, due 1/14/19	550,000	553,637

	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	50,725

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.30%, due 4/27/17	350,000	360,393
	5.50%, due 1/8/20	225,000	258,909
	6.00%, due 8/7/19	225,000	264,141
			883,443
	Electric 1.1%
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	102,305
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16 (b)	150,000	152,145
	Electricite de France 2.15%, due 1/22/19 (b)	300,000	298,482
	Entergy Louisiana LLC
	1.875%, due 12/15/14	25,000	25,244
	3.30%, due 12/1/22	50,000	48,911
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	50,000	47,954
	FirstEnergy Corp. 4.25%, due 3/15/23	275,000	266,733
	GDF Suez 1.625%, due 10/10/17 (b)	150,000	150,134
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	280,000	302,378
	5.292%, due 6/15/22 (d)	45,000	49,909
	Hydro-Quebec 2.00%, due 6/30/16	150,000	154,126
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	305,032
	NextEra Energy Capital Holdings, Inc.
	1.20%, due 6/1/15	100,000	100,461
	1.339%, due 9/1/15	550,000	553,995
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	94,769
	NiSource Finance Corp. 4.45%, due 12/1/21	100,000	104,463
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	102,245
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	100,000	97,985
	4.20%, due 6/15/22	100,000	103,688
	Westar Energy, Inc. 6.00%, due 7/1/14	300,000	304,110
			3,365,069
	Electronics 0.2%
	Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	625,000	622,386

	Finance - Auto Loans 0.3%
	American Honda Finance Corp. 0.74%, due 10/7/16 (a)	100,000	100,799
	Ford Motor Credit Co. LLC 3.00%, due 6/12/17	900,000	934,793
			1,035,592
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	225,000	231,419

	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	250,000	239,400
	2.80%, due 9/18/17	50,000	52,323
	5.75%, due 9/10/18	75,000	86,876
			378,599
	Finance - Credit Card 0.3%
	American Express Co. 5.50%, due 9/12/16	250,000	276,811
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	669,640
			946,451
	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	175,000	179,139

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	102,022
	2.35%, due 6/15/20	175,000	170,821
			272,843
	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	73,559
	4.625%, due 11/1/20	250,000	265,162
	Mondelez International, Inc. 4.125%, due 2/9/16	450,000	475,622
	Safeway, Inc. 3.40%, due 12/1/16	250,000	261,807
			1,076,150
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	76,686

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	50,443

	Health Care - Products 0.0%‡
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,472

	Health Care - Services 0.1%
	Aetna, Inc. 2.20%, due 3/15/19	200,000	198,312

	Insurance 0.9%
	American International Group, Inc. 4.125%, due 2/15/24	400,000	408,469
	Assurant, Inc. 2.50%, due 3/15/18	300,000	298,081
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	300,000	307,427
	ING U.S., Inc. 2.90%, due 2/15/18	815,000	835,063
	Markel Corp. 3.625%, due 3/30/23	275,000	267,388
	MetLife, Inc. 1.756%, due 12/15/17	150,000	151,277
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (b)	225,000	227,052
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	100,000	110,179
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	115,043
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	200,000	195,563
			2,915,542
	Iron & Steel 0.1%
	ArcelorMittal 4.25%, due 2/25/15	100,000	102,125
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	125,408
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	200,226
			427,759
	Media 0.3%
	COX Communications, Inc. 5.45%, due 12/15/14	64,000	66,151
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	75,000	78,394
	4.45%, due 4/1/24	375,000	376,058
	Time Warner Cable, Inc. 4.00%, due 9/1/21	200,000	207,474
	Viacom, Inc. 1.25%, due 2/27/15	100,000	100,600
			828,677
	Mining 0.6%
	Barrick Gold Corp. 4.10%, due 5/1/23	725,000	687,760
	BHP Billiton Finance USA, Ltd.
	1.875%, due 11/21/16	150,000	153,323
	3.85%, due 9/30/23	275,000	281,723
	Rio Tinto Finance USA PLC 1.073%, due 6/17/16 (a)	250,000	252,152
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	275,000	282,734
	3.50%, due 11/2/20	200,000	204,827
			1,862,519
	Oil & Gas 0.6%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	275,000	305,100
	Apache Corp. 3.625%, due 2/1/21	150,000	157,406
	BP Capital Markets PLC 1.846%, due 5/5/17	75,000	76,170
	Petrobras International Finance Co.
	2.875%, due 2/6/15	200,000	202,600
	5.375%, due 1/27/21	500,000	505,661
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	125,000	128,000
	3.50%, due 1/30/23	100,000	94,100
	Plains Exploration & Production Co. 6.75%, due 2/1/22	100,000	110,500
	Rowan Companies., Inc. 4.75%, due 1/15/24	175,000	177,079
	Total Capital International S.A. 1.55%, due 6/28/17	100,000	100,983
			1,857,599
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	50,000	50,492

	Packaging & Containers 0.3%
	Bemis Co., Inc. 5.65%, due 8/1/14	215,000	218,598
	Packaging Corp of America 4.50%, due 11/1/23	650,000	672,826
			891,424
	Pharmaceuticals 0.3%
	McKesson Corp. 3.796%, due 3/15/24	500,000	500,465
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	141,914
	Sanofi 4.00%, due 3/29/21	125,000	134,179
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	175,000	180,820
			957,378
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	386,986
	Enterprise Products Operating LLC 1.25%, due 8/13/15	100,000	100,662
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	255,611
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	203,880
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	162,051
			1,109,190
	Real Estate 0.0%‡
	WEA Finance LLC / WT Finance Australia Property, Ltd. 5.75%, due 9/2/15 (b)	100,000	106,651

	Real Estate Investment Trusts 1.0%
	ARC Properties Operating Partnership L.P. / Clark Acquisition LLC 3.00%, due 2/6/19 (b)	475,000	472,836
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	551,968
	DDR Corp. 4.75%, due 4/15/18	200,000	216,829
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	182,835
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	169,475
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	127,115
	National Retail Properties, Inc. 6.25%, due 6/15/14	200,000	202,023
	ProLogis, L.P.
	4.25%, due 8/15/23	550,000	559,389
	6.625%, due 5/15/18	509,000	592,253
			3,074,723
	Retail 0.0%‡
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	137,421

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	200,378

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	214,537

	Telecommunications 0.6%
	Orange S.A.
	2.75%, due 9/14/16	200,000	207,306
	2.75%, due 2/6/19	225,000	227,839
	Verizon Communications, Inc.
	2.00%, due 11/1/16	100,000	102,306
	3.45%, due 3/15/21	375,000	380,134
	5.15%, due 9/15/23	750,000	820,739
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	98,890
			1,837,214
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	98,250

	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	137,743

	Total Corporate Bonds (Cost $46,479,836)		47,205,456

	Foreign Government Bonds 0.6%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	425,000	420,453
	Province of Quebec 3.50%, due 7/29/20	200,000	210,236
			630,689
	Sovereign 0.4%
	Brazilian Government International Bond 2.625%, due 1/5/23	200,000	177,000
	Italy Government International Bond 4.75%, due 1/25/16	175,000	186,280
	Poland Government International Bond 5.00%, due 3/23/22	50,000	54,563
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	250,000	245,312
	Russian Federation 3.50%, due 1/16/19 (b)	400,000	396,000
	Turkey Government International Bond 6.75%, due 4/3/18	100,000	110,200
			1,169,355
	Total Foreign Government Bonds (Cost $1,827,529)		1,800,044

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.305%, due 8/15/26 (a)(b)	310,992	310,992
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2 1.205%, due 6/8/30 (a)(b)	300,000	300,191
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	309,951
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	102,019
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	130,210	140,548
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	310,124
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	219,272
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	513,414
	Series 2013-C12, Class A4 4.259%, due 10/15/46	300,000	316,041
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	200,000	220,445

	Total Mortgage-Backed Securities (Cost $2,759,627)		2,742,997

	U.S. Government & Federal Agencies 15.6%
	Federal Home Loan Bank 0.2%
	1.02%, due 1/30/17	200,000	200,137
	1.30%, due 6/5/18	200,000	197,265
	1.375%, due 5/28/14	300,000	300,605
			698,007
¤	Federal Home Loan Mortgage Corporation 0.9%
	0.75%, due 1/12/18	600,000	586,271
	0.875%, due 3/7/18	250,000	244,871
	1.00%, due 9/27/17	75,000	74,088
	1.00%, due 9/29/17	325,000	322,385
	1.125%, due 5/25/18	225,000	220,351
	1.20%, due 6/12/18	250,000	244,410
	1.75%, due 9/10/15	300,000	306,390
	1.75%, due 5/30/19	725,000	718,454
	2.375%, due 1/13/22	300,000	293,846
			3,011,066
¤	Federal National Mortgage Association 0.6%
	0.375%, due 3/16/15	400,000	400,804
	0.875%, due 2/8/18	550,000	538,384
	0.875%, due 5/21/18	250,000	243,236
	1.00%, due 12/28/17	100,000	98,295
	1.00%, due 2/15/18	275,000	269,079
	1.125%, due 4/27/17	250,000	251,254
			1,801,052
¤	United States Treasury Notes 13.9%
	0.25%, due 12/15/15	180,600	180,410
	0.25%, due 12/31/15	4,600,000	4,593,891
	0.25%, due 4/15/16	2,395,000	2,385,082
	0.375%, due 1/15/16	325,000	325,165
	0.375%, due 2/15/16	2,800,000	2,799,891
	0.50%, due 6/15/16	1,825,000	1,823,859
	0.50%, due 7/31/17	200,000	196,172
	0.625%, due 7/15/16	725,000	725,906
	0.625%, due 8/15/16	300,000	300,094
	0.625%, due 11/15/16	4,250,000	4,238,049
	0.625%, due 12/15/16	2,600,000	2,590,047
	0.625%, due 2/15/17	725,000	720,412
	0.75%, due 1/15/17	1,644,600	1,642,159
	0.75%, due 3/15/17	2,000,000	1,992,500
	0.875%, due 9/15/16	2,765,000	2,780,337
	1.00%, due 5/31/18	800,000	785,375
	1.25%, due 11/30/18	315,000	309,488
	1.50%, due 12/31/18	1,625,000	1,612,813
	1.50%, due 2/28/19	860,000	851,400
	1.625%, due 3/31/19	1,100,000	1,094,414
	1.75%, due 10/31/20	2,500,000	2,427,345
	2.00%, due 7/31/20	1,500,000	1,488,164
	2.00%, due 9/30/20	1,400,000	1,383,375
	2.00%, due 2/28/21	1,200,000	1,177,219
	2.125%, due 1/31/21	791,600	783,869
	2.25%, due 7/31/18	975,000	1,005,773
	2.50%, due 8/15/23	330,000	325,282
	2.75%, due 11/15/23	1,445,000	1,451,547
	2.75%, due 2/15/24	1,375,000	1,378,009
			43,368,047
	Total U.S. Government & Federal Agencies (Cost $48,978,470)		48,878,172

	Yankee Bond 0.0%‡ (e)
	Transportation 0.0%‡
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	126,394

	Total Yankee Bond (Cost $124,482)		126,394

	Total Long-Term Bonds (Cost $107,311,570)		107,848,605

		Shares
	Common Stocks 59.5%
	Advertising 0.3%
	Interpublic Group of Cos., Inc. (The)	51,524	883,121

	Aerospace & Defense 1.4%
	Alliant Techsystems, Inc.	2,994	425,597
	Exelis, Inc.	25,454	483,881
	General Dynamics Corp.	4,534	493,843
	L-3 Communications Holdings, Inc.	10,203	1,205,484
	Northrop Grumman Corp.	4,009	494,630
	Raytheon Co.	4,950	489,011
	Spirit AeroSystems Holdings, Inc. Class A (f)	14,774	416,479
	United Technologies Corp.	3,771	440,604
			4,449,529
	Agriculture 0.5%
	Archer-Daniels-Midland Co.	11,302	490,394
	Bunge, Ltd.	10,004	795,418
	Reynolds American, Inc.	7,120	380,350
			1,666,162
	Airlines 1.1%
	Alaska Air Group, Inc.	8,138	759,357
	Delta Air Lines, Inc.	35,088	1,215,799
	Southwest Airlines Co.	59,540	1,405,739
			3,380,895
	Apparel 0.3%
	Deckers Outdoor Corp. (f)	9,873	787,174

	Auto Manufacturers 0.7%
	Ford Motor Co.	24,436	381,202
	General Motors Co.	14,062	484,014
	Oshkosh Corp.	16,376	964,055
	PACCAR, Inc.	4,075	274,818
			2,104,089
	Auto Parts & Equipment 0.5%
	Johnson Controls, Inc.	9,300	440,076
	Lear Corp.	11,908	996,938
	TRW Automotive Holdings Corp. (f)	1,746	142,508
			1,579,522
	Banks 3.7%
¤	Bank of America Corp.	28,762	494,706
	Bank of New York Mellon Corp.	13,913	490,990
	BB&T Corp.	10,870	436,648
	Capital One Financial Corp.	5,689	438,963
	CIT Group, Inc.	23,431	1,148,588
	Citigroup, Inc.	9,163	436,159
	City National Corp.	4,938	388,719
	Comerica, Inc.	13,660	707,588
	Fifth Third Bancorp	57,438	1,318,202
	First Republic Bank	14,184	765,794
	Goldman Sachs Group, Inc. (The)	2,325	380,951
	JPMorgan Chase & Co.	8,134	493,815
	KeyCorp	94,263	1,342,305
¤	Morgan Stanley	12,214	380,710
	PNC Financial Services Group, Inc.	4,403	383,061
	State Street Corp.	7,079	492,345
	SunTrust Banks, Inc.	20,971	834,436
	SVB Financial Group (f)	46	5,924
	U.S. Bancorp	8,925	382,526
	Wells Fargo & Co.	7,659	380,959
			11,703,389
	Beverages 0.3%
	Molson Coors Brewing Co. Class B	15,709	924,632

	Biotechnology 0.1%
	Charles River Laboratories International, Inc. (f)	5,341	322,276

	Chemicals 1.2%
	Air Products & Chemicals, Inc.	3,218	383,071
	Cabot Corp.	4,127	243,740
	CF Industries Holdings, Inc.	5,522	1,439,254
	Dow Chemical Co. (The)	10,132	492,314
	Huntsman Corp.	20,602	503,101
	Mosaic Co. (The)	7,678	383,900
	PPG Industries, Inc.	2,269	438,961
			3,884,341
	Coal 0.1%
	Peabody Energy Corp.	25,765	421,000

	Commercial Services 1.1%
	Apollo Education Group, Inc. (f)	4,452	152,436
	Booz Allen Hamilton Holding Corp.	30,927	680,394
	CoreLogic, Inc. (f)	645	19,376
	DeVry Education Group, Inc.	12,445	527,544
	ManpowerGroup, Inc.	5,667	446,730
	R.R. Donnelley & Sons Co.	41,221	737,856
	Towers Watson & Co. Class A	6,910	788,085
			3,352,421
	Computers 2.6%
	Apple, Inc.	909	487,897
	Brocade Communications Systems, Inc. (f)	92,093	977,107
	Computer Sciences Corp.	18,019	1,095,916
	DST Systems, Inc.	3,549	336,410
	EMC Corp.	17,772	487,130
	Hewlett-Packard Co.	15,242	493,231
	Lexmark International, Inc. Class A	19,500	902,655
	Riverbed Technology, Inc. (f)	17,781	350,463
	SanDisk Corp.	14,857	1,206,240
	Western Digital Corp.	17,671	1,622,551
			7,959,600
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The)	4,733	381,480

	Distribution & Wholesale 0.3%
	Genuine Parts Co.	47	4,082
	Ingram Micro, Inc. Class A (f)	21,196	626,554
	WESCO International, Inc. (f)	4,847	403,367
			1,034,003
	Diversified Financial Services 0.2%
	Artisan Partners Asset Management, Inc. Class A	11,462	736,434

	Electric 3.8%
	AES Corp. (The)	78,358	1,118,952
	Ameren Corp.	27,043	1,114,171
	American Electric Power Co., Inc.	8,659	438,665
	CMS Energy Corp.	30,942	905,982
	Consolidated Edison, Inc.	2,958	158,697
	Dominion Resources, Inc.	5,310	376,957
	DTE Energy Co.	12,714	944,523
	Duke Energy Corp.	5,359	381,668
	Edison International	28,308	1,602,516
	Entergy Corp.	9,020	602,987
	Exelon Corp.	13,005	436,448
	NextEra Energy, Inc.	3,985	381,046
	PG&E Corp.	9,012	389,318
	PPL Corp.	7,319	242,552
	Public Service Enterprise Group, Inc.	42,175	1,608,554
	Southern Co. (The)	8,704	382,454
	Wisconsin Energy Corp.	3,312	154,173
	Xcel Energy, Inc.	22,941	696,489
			11,936,152
	Electrical Components & Equipment 0.1%
	Emerson Electric Co.	6,485	433,198

	Electronics 0.2%
	Agilent Technologies, Inc.	4,046	226,252
	Thermo Fisher Scientific, Inc.	3,653	439,237
			665,489
	Engineering & Construction 0.3%
	AECOM Technology Corp. (f)	24,830	798,781

	Entertainment 0.2%
	Gaming and Leisure Properties, Inc.	4,967	181,097
	Regal Entertainment Group Class A	28,358	529,727
			710,824
	Environmental Controls 0.1%
	Waste Management, Inc.	10,521	442,618

	Finance - Credit Card 0.2%
	Discover Financial Services	8,492	494,149

	Finance - Investment Banker/Broker 0.8%
	Charles Schwab Corp. (The)	13,885	379,477
	Interactive Brokers Group, Inc. Class A	33,971	736,152
	LPL Financial Holdings, Inc.	4,937	259,390
	Raymond James Financial, Inc.	18,997	1,062,502
			2,437,521
	Finance - Other Services 0.4%
	CME Group, Inc.	5,113	378,413
	NASDAQ OMX Group, Inc. (The)	23,085	852,760
			1,231,173
	Food 1.0%
	Kellogg Co.	6,076	381,026
	Mondelez International, Inc. Class A	14,197	490,506
	Safeway, Inc.	14,511	536,036
	Sysco Corp.	10,493	379,112
	Tyson Foods, Inc. Class A	30,148	1,326,814
			3,113,494
	Forest Products & Paper 0.3%
	Domtar Corp.	8,036	901,800

	Gas 0.8%
	AGL Resources, Inc.	7,465	365,486
	CenterPoint Energy, Inc.	17,204	407,563
	Sempra Energy	3,696	357,625
	UGI Corp.	20,920	954,161
	Vectren Corp.	9,559	376,529
			2,461,364
	Health Care - Products 1.4%
	Boston Scientific Corp. (f)	91,098	1,231,645
	CareFusion Corp. (f)	839	33,744
	Covidien PLC	5,971	439,824
	Hill-Rom Holdings, Inc.	21,381	824,024
	Hospira, Inc. (f)	23,987	1,037,438
	Medtronic, Inc.	7,167	441,057
	Stryker Corp.	5,375	437,901
			4,445,633
	Health Care - Services 1.8%
	Aetna, Inc.	6,590	494,052
	Cigna Corp.	3,238	271,118
	Community Health Systems, Inc. (f)	7,873	308,386
	HCA Holdings, Inc. (f)	25,589	1,343,423
	Humana, Inc.	13,557	1,528,145
	LifePoint Hospitals, Inc. (f)	14,664	799,921
	UnitedHealth Group, Inc.	5,983	490,546
	Universal Health Services, Inc. Class B	118	9,684
	WellPoint, Inc.	4,913	489,089
			5,734,364
	Holding Company - Diversified 0.0%‡
	Leucadia National Corp.	366	10,248

	Home Furnishing 0.7%
	Harman International Industries, Inc.	9,751	1,037,507
	Whirlpool Corp.	8,279	1,237,379
			2,274,886
	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	3,942	434,606

	Insurance 5.4%
	ACE, Ltd.	4,989	494,210
	Aflac, Inc.	7,793	491,271
	Alleghany Corp. (f)	1,422	579,294
	Allstate Corp. (The)	7,759	439,004
	American Financial Group, Inc.	3,327	192,001
	American International Group, Inc.	9,790	489,598
	American National Insurance Co.	2,702	305,461
	Arch Capital Group, Ltd. (f)	4,657	267,964
	Aspen Insurance Holdings, Ltd.	21,389	849,143
	Assurant, Inc.	14,158	919,704
	Axis Capital Holdings, Ltd.	19,756	905,812
	Berkshire Hathaway, Inc. Class B (f)	3,504	437,895
	Chubb Corp. (The)	4,912	438,642
	CNA Financial Corp.	4,723	201,766
	Everest Re Group, Ltd.	6,967	1,066,299
	Fidelity National Financial, Inc. Class A	18,125	569,850
	Genworth Financial, Inc. Class A (f)	32,340	573,388
	Hanover Insurance Group, Inc. (The)	3,784	232,489
	Hartford Financial Services Group, Inc. (The)	780	27,511
	Kemper Corp.	4,972	194,753
	Lincoln National Corp.	18,748	949,961
	Loews Corp.	8,695	383,015
	Marsh & McLennan Cos., Inc.	7,769	383,012
	MBIA, Inc. (f)	29,737	416,021
	MetLife, Inc.	8,237	434,914
	Old Republic International Corp.	23,452	384,613
	PartnerRe, Ltd.	9,468	979,938
	Progressive Corp. (The)	886	21,459
	Protective Life Corp.	5,140	270,313
	Prudential Financial, Inc.	4,516	382,279
	Reinsurance Group of America, Inc.	1,457	116,021
	StanCorp Financial Group, Inc.	12,602	841,814
	Travelers Companies, Inc. (The)	5,154	438,605
	Unum Group	19,795	698,961
	Validus Holdings, Ltd.	13,786	519,870
	White Mountains Insurance Group, Ltd.	101	60,590
			16,957,441
	Internet 0.6%
	AOL, Inc. (f)	19,952	873,299
	Symantec Corp.	13,706	273,709
	Twitter, Inc. (f)	9,153	427,171
	Yahoo!, Inc. (f)	10,516	377,524
			1,951,703
	Investment Company 0.1%
	American Capital Ltd. (f)	28,971	457,452

	Investment Management/Advisory Services 0.5%
	BlackRock, Inc.	1,392	437,756
	Invesco, Ltd.	55	2,035
	Legg Mason, Inc.	20,696	1,014,932
			1,454,723
	Iron & Steel 0.0%‡
	Nucor Corp.	256	12,938

	IT Services 0.0%‡
	Leidos Holdings, Inc.	3,333	117,888

	Leisure Time 0.4%
	Carnival Corp.	13,114	496,496
	Royal Caribbean Cruises, Ltd.	11,525	628,804
			1,125,300
	Lodging 0.4%
	MGM Resorts International (f)	42,989	1,111,696

	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	4,913	488,205
	Joy Global, Inc.	256	14,848
			503,053
	Machinery - Diversified 0.2%
	AGCO Corp.	3,809	210,104
	Cummins, Inc.	3,344	498,223
			708,327
	Media 2.3%
	CBS Corp. Class B	6,086	376,115
	Comcast Corp. Class A	9,854	492,897
	Gannett Co., Inc.	16,272	449,107
	Graham Holdings Co. Class B	666	468,697
	John Wiley & Sons, Inc. Class A	14,314	825,059
	Liberty Global PLC Class A (f)	5,242	218,067
	Liberty Global PLC Class C (f)	5,363	218,328
	Liberty Media Corp. Class A (f)	2,183	285,384
	McGraw Hill Financial, Inc.	10,876	829,839
	News Corp. Class A (f)	28,677	493,818
	Sirius XM Holdings, Inc. (f)	137,232	439,142
	Starz Class A (f)	11,096	358,179
	Thomson Reuters Corp.	12,711	434,716
	Time Warner, Inc.	5,839	381,462
	Twenty-First Century Fox, Inc. Class A	11,943	381,818
	Walt Disney Co. (The)	5,481	438,864
			7,091,492
	Mining 0.6%
	Alcoa, Inc.	107,408	1,382,341
	Freeport-McMoRan Copper & Gold, Inc.	11,489	379,941
			1,762,282
	Miscellaneous - Manufacturing 1.3%
	3M Co.	3,225	437,503
	AO Smith Corp.	15,044	692,325
	Danaher Corp.	5,860	439,500
	Dover Corp.	1,028	84,039
	Eaton Corp. PLC	5,086	382,060
	General Electric Co.	14,588	377,683
	Illinois Tool Works, Inc.	5,361	436,010
	Ingersoll-Rand PLC	3,790	216,940
	Parker Hannifin Corp.	874	104,627
	Pentair, Ltd.	470	37,290
	Trinity Industries, Inc.	13,398	965,594
			4,173,571
	Office & Business Equipment 0.3%
	Pitney Bowes, Inc.	33,009	857,904
	Xerox Corp.	6,938	78,399
			936,303
	Oil & Gas 4.3%
	Anadarko Petroleum Corp.	5,097	432,022
	Apache Corp.	5,214	432,501
	Chesapeake Energy Corp.	54,085	1,385,658
	Chevron Corp.	3,653	434,378
	Cimarex Energy Co.	6,445	767,664
	ConocoPhillips	6,154	432,934
	Devon Energy Corp.	6,580	440,399
	EOG Resources, Inc.	2,195	430,593
	Exxon Mobil Corp.	3,864	377,436
	Helmerich & Payne, Inc.	87	9,358
	Hess Corp.	5,202	431,142
	HollyFrontier Corp.	534	25,408
	Marathon Oil Corp.	13,866	492,520
	Marathon Petroleum Corp.	5,570	484,813
	Murphy Oil Corp.	8,718	548,013
	Nabors Industries, Ltd.	44,990	1,109,003
	Newfield Exploration Co. (f)	9,310	291,962
	Noble Energy, Inc.	3,956	281,034
	Occidental Petroleum Corp.	5,110	486,932
	Patterson-UTI Energy, Inc.	30,808	975,997
	Phillips 66	6,371	490,949
	QEP Resources, Inc.	572	16,840
	Rowan Cos. PLC Class A (f)	7,271	244,887
	SandRidge Energy, Inc. (f)	11,337	69,609
	Tesoro Corp.	15,288	773,420
	Unit Corp. (f)	9,141	597,639
	Valero Energy Corp.	9,239	490,591
	Whiting Petroleum Corp. (f)	7,571	525,352
			13,479,054
	Oil & Gas Services 0.8%
	Baker Hughes, Inc.	7,482	486,480
	MRC Global, Inc. (f)	29,630	798,825
	National Oilwell Varco, Inc.	5,574	434,047
	Oil States International, Inc. (f)	508	50,089
	RPC, Inc.	37,749	770,834
			2,540,275
	Packaging & Containers 0.0%‡
	Crown Holdings, Inc. (f)	543	24,294

	Pharmaceuticals 2.6%
	Abbott Laboratories	9,854	379,478
	Bristol-Myers Squibb Co.	7,285	378,456
	Cardinal Health, Inc.	25,325	1,772,244
	Eli Lilly & Co.	8,477	498,956
	Express Scripts Holding Co. (f)	6,466	485,532
	Forest Laboratories, Inc. (f)	12,185	1,124,310
	Johnson & Johnson	3,874	380,543
	Mallinckrodt PLC (f)	7,764	492,315
	Merck & Co., Inc.	8,724	495,261
	Omnicare, Inc.	16,610	991,119
	Pfizer, Inc.	15,319	492,046
	Quintiles Transnational Holdings, Inc. (f)	993	50,415
	VCA Antech, Inc. (f)	13,406	432,075
			7,972,750
	Pipelines 0.4%
	Kinder Morgan, Inc.	11,746	381,627
	Spectra Energy Corp.	10,253	378,746
	Williams Cos., Inc. (The)	9,226	374,391
			1,134,764
	Real Estate Investment Trusts 4.5%
	Apartment Investment & Management Co. Class A	16,693	504,462
	AvalonBay Communities, Inc.	957	125,673
	BioMed Realty Trust, Inc.	20,422	418,447
	Boston Properties, Inc.	1,284	147,057
	Brixmor Property Group, Inc.	7,697	164,177
	Camden Property Trust	5,982	402,828
	Corporate Office Properties Trust	10,744	286,220
	Duke Realty Corp.	55,114	930,324
	Equity Lifestyle Properties, Inc.	18,269	742,635
	Equity Residential	7,544	437,477
	HCP, Inc.	2,160	83,786
	Health Care REIT, Inc.	8,242	491,223
	Home Properties, Inc.	13,565	815,528
	Hospitality Properties Trust	25,516	732,820
	Host Hotels & Resorts, Inc.	68,945	1,395,447
	Jones Lang LaSalle, Inc.	3,177	376,475
	Kilroy Realty Corp.	1,203	70,472
	Kimco Realty Corp.	32,371	708,277
	Mack-Cali Realty Corp.	35,180	731,392
	Piedmont Office Realty Trust, Inc. Class A	1,148	19,688
	ProLogis, Inc.	5,552	226,688
	Public Storage	2,246	378,429
	Retail Properties of America, Inc. Class A	8,144	110,270
	Senior Housing Properties Trust	5,105	114,709
	Simon Property Group, Inc.	2,304	377,856
	SL Green Realty Corp.	1,223	123,058
	Starwood Property Trust, Inc.	8,914	210,281
	Taubman Centers, Inc.	3,821	270,489
	UDR, Inc.	38,563	996,082
	Ventas, Inc.	4,895	296,490
	Vornado Realty Trust	14,158	1,395,412
	Weingarten Realty Investors	287	8,610
			14,092,782
	Retail 1.7%
	Ascena Retail Group, Inc. (f)	20,514	354,482
	CST Brands, Inc.	24,957	779,656
	CVS Caremark Corp.	5,830	436,434
	Darden Restaurants, Inc.	5,379	273,038
	Guess?, Inc.	3,645	100,602
	Macy's, Inc.	15,942	945,201
	Target Corp.	7,218	436,761
	Wal-Mart Stores, Inc.	4,966	379,551
	Walgreen Co.	6,624	437,383
	Wendy's Co. (The)	85,049	775,647
	World Fuel Services Corp.	8,897	392,358
			5,311,113
	Savings & Loans 0.1%
	Washington Federal, Inc.	15,709	366,020

	Semiconductors 1.8%
	Broadcom Corp. Class A	15,739	495,464
	Fairchild Semiconductor International, Inc. (f)	40,244	554,965
	First Solar, Inc. (f)	16,189	1,129,830
	Intel Corp.	19,043	491,500
	Micron Technology, Inc. (f)	76,073	1,799,887
	NVIDIA Corp.	15,616	279,683
	Skyworks Solutions, Inc. (f)	20,995	787,732
			5,539,061
	Software 0.7%
	Activision Blizzard, Inc.	46,778	956,142
	Adobe Systems, Inc. (f)	5,819	382,541
	Dun & Bradstreet Corp.	127	12,618
	Electronic Arts, Inc. (f)	24,784	718,984
			2,070,285
	Telecommunications 2.7%
	AT&T, Inc.	12,345	432,939
	CenturyLink, Inc.	13,248	435,064
	Cisco Systems, Inc.	21,871	490,129
	CommScope Holding Co., Inc. (f)	14,533	358,675
	Corning, Inc.	23,696	493,351
	EchoStar Corp. Class A (f)	15,616	742,697
	Frontier Communications Corp.	186,529	1,063,215
	Harris Corp.	13,010	951,812
	Level 3 Communications, Inc. (f)	23,760	929,966
	Polycom, Inc. (f)	60,875	835,205
	Sprint Corp. (f)	46,605	428,300
	Telephone & Data Systems, Inc.	7,367	193,089
	United States Cellular Corp.	6,393	262,177
	Windstream Holdings, Inc.	87,870	724,049
			8,340,668
	Transportation 0.7%
	Con-way, Inc.	19,834	814,781
	CSX Corp.	15,149	438,867
	FedEx Corp.	3,279	434,664
	Norfolk Southern Corp.	3,918	380,712
			2,069,024
	Trucking & Leasing 0.2%
	AMERCO	2,356	546,875

	Total Common Stocks (Cost $145,814,510)		185,947,502

	Exchange-Traded Funds 5.6% (g)
¤	iShares Intermediate Credit Bond Fund	17,730	1,933,634
¤	iShares Intermediate Government / Credit Bond	38,730	4,260,687
¤	iShares Russell 1000 Value Index Fund	24,250	2,340,125
	S&P 500 Index - SPDR Trust Series 1	3,651	682,883
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	8,689	2,177,203
¤	Vanguard Mid-Cap Value	74,422	6,164,374
	Total Exchange-Traded Funds (Cost $16,597,144)		17,558,906

	Principal Amount
Short-Term Investments 0.8%

Repurchase Agreements 0.8%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $642,405 (Collateralized by Government Agency securities with rates between 1.96% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $715,000 and a Market Value of $661,640)	$642,405	642,405
TD Securities (U.S.A.) LLC 0.06%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $1,957,003 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 2/28/15, with a Principal Amount of $1,952,400 and a Market Value of $1,996,194)	1,957,000	1,957,000
Total Short-Term Investments (Cost $2,599,405)		2,599,405
Total Investments (Cost $272,322,629) (j)	100.4%	313,954,418
Other Assets, Less Liabilities	(0.4)	(1,376,060)
Net Assets	100.0%	$312,578,358

	Contracts Short	Unrealized Appreciation (Depreciation) (h)
Futures Contracts 0.0% ‡
United States Treasury Note June 2014 (10 Year) (i)	(10)	$5,592

Total Futures Contracts (Notional Amount $1,235,000)		$5,592

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued securities was $1,639,019, which represented 0.5% of the Portfolio's net assets
(d)	Step coupon - Rate shown was the rate in effect as of March 31, 2014.
(e)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(i)	As of March 31, 2014, cash in the amount of $14,750 is on deposit with the broker for futures transactions.
(j)	As of March 31, 2014, cost was $273,804,134 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$42,842,783
Gross unrealized depreciation	(2,692,499)
Net unrealized appreciation	$40,150,284

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$5,456,523	$1,639,019	$7,095,542
Corporate Bonds	—	47,205,456	—	47,205,456
Foreign Government Bonds	—	1,800,044	—	1,800,044
Mortgage-Backed Securities	—	2,742,997	—	2,742,997
U.S. Government & Federal Agencies	—	48,878,172	—	48,878,172
Yankee Bond	—	126,394	—	126,394
Total Long-Term Bonds	—	106,209,586	1,639,019	107,848,605
Common Stocks	185,947,502	—	—	185,947,502
Exchange-Traded Funds	17,558,906	—	—	17,558,906
Short-Term Investments
Repurchase Agreements	—	2,599,405	—	2,599,405
Total Investments in Securities	203,506,408	108,808,991	1,639,019	313,954,418
Other Financial Instruments
Futures Contracts Short (c)	5,592	—	—	5,592
Total Investments in Securities and Other Financial Instruments	$203,512,000	$108,808,991	$1,639,019	$313,960,010

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,639,019 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended March 31, 2014, securities with a total value of $1,499,574 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of March 31, 2014. As of December 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Asset-Back Securities
Other ABS	$2,860,564	$116	$-	$(71)	$277,984	$-	$-	$(1,499,574)	$1,639,019	$(71)
Total	$2,860,564	$116	$-	$(71)	$277,984	$-	$-	$(1,499,574)	$1,639,019	$(71)

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 100.1%†
	Asset-Backed Securities 9.5%
	Auto Floor Plan 1.0%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.755%, due 8/15/19 (a)(b)	$4,200,000	$4,205,019
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4, Class A2 0.705%, due 6/15/20 (a)	1,600,000	1,604,150
	Series 2013-5, Class A2 0.625%, due 9/15/18 (a)	3,000,000	3,006,876
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.834%, due 9/25/18 (a)(b)	1,900,000	1,906,561
			10,722,606
	Automobile 0.5%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	2,000,000	2,002,160
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	3,300,000	3,301,947
			5,304,107
	Credit Cards 0.5%
	American Express Issuance Trust II Series 2013-2, Class A 0.585%, due 8/15/19 (a)	1,200,000	1,204,838
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.584%, due 9/10/20 (a)	1,500,000	1,505,051
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.585%, due 7/15/21 (a)	2,200,000	2,205,333
			4,915,222
	Home Equity 1.0%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)(d)	362,790	370,255
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (c)(d)	549,276	558,090
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (c)(d)	249,752	247,881
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.779%, due 5/25/36 (c)	158,263	98,344
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (a)(d)	906,250	860,668
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (a)(d)	467,859	432,740
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B 4.677%, due 4/25/37 (c)(d)	500,000	445,029
	Series 2007-CB2, Class A2C 4.824%, due 2/25/37 (c)(d)	950,178	691,978
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)(d)	574,862	590,980
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 4.807%, due 1/25/37 (c)(d)	1,000,000	709,217
	Series 2007-CH1, Class AF3 5.356%, due 11/25/36 (c)(d)	759,713	771,636
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (c)(d)	731,284	443,890
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,492,989	1,009,257
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 4.747%, due 11/25/35 (a)(d)	1,266,204	1,279,060
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	187,539	193,757
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.029%, due 6/25/33 (c)(d)	1,357,771	1,411,510
			10,114,292
	Other ABS 6.5%
	Apidos CDO Series 2013-14A, Class A 1.389%, due 4/15/25 (a)(b)(e)	5,300,000	5,220,500
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.485%, due 7/28/25 (a)(b)	5,200,000	5,131,932
	Babson CLO, Ltd. Series 2013-IA, Class A 1.337%, due 4/20/25 (a)(b)	5,400,000	5,337,360
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.415%, due 5/20/25 (a)(b)	4,300,000	4,250,980
	Carlyle Global Market Strategies
	Series 2013-3A, Class A1A 1.359%, due 7/15/25 (a)(b)	3,200,000	3,139,872
	Series 2013-2A, Class A1 1.387%, due 4/18/25 (a)(b)	2,100,000	2,060,919
	Cent CLO, L.P. Series 2013-18A, Class A 1.357%, due 7/23/25 (a)(b)	4,250,000	4,194,580
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	2,200,000	2,201,993
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.62%, due 4/18/26 (a)(b)(e)	4,300,000	4,269,040
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (b)	2,174,483	2,194,634
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.693%, due 1/15/26 (a)(b)(e)	4,600,000	4,564,580
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (b)	698,179	718,838
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.439%, due 1/15/25 (a)(b)	4,100,000	4,037,188
	Octagon Investment Partners XVII, Ltd. Series 2013-1A, Class A1 1.569%, due 10/25/25 (a)(b)(e)	5,200,000	5,161,000
	OHA Loan Funding, Ltd. Series 2013-1A, Class A 1.487%, due 7/23/25 (a)(b)	5,200,000	5,143,320
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.485%, due 2/20/25 (a)(b)	4,000,000	3,973,120
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.409%, due 4/15/25 (a)(b)	4,100,000	4,064,125
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (b)	2,600,000	2,592,881
			68,256,862
	Total Asset-Backed Securities (Cost $101,157,335)		99,313,089

	Corporate Bonds 37.3%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (b)	2,000,000	2,147,046

	Auto Manufacturers 0.3%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,740,825
	3.875%, due 9/15/21 (b)	1,625,000	1,705,491
			3,446,316
	Banks 12.0%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	3,575,000	3,680,698
	American Express Bank FSB 6.00%, due 9/13/17	750,000	861,274
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	2,750,000	2,742,437
¤	Bank of America Corp.
	2.00%, due 1/11/18	3,000,000	2,994,381
	2.65%, due 4/1/19	3,150,000	3,160,045
	4.00%, due 4/1/24	2,225,000	2,222,381
	4.10%, due 7/24/23	2,750,000	2,789,369
	5.00%, due 1/21/44	4,750,000	4,849,208
	5.625%, due 7/1/20	925,000	1,052,602
	Barclays Bank PLC 2.50%, due 2/20/19	1,050,000	1,051,833
	BB&T Corp.
	0.897%, due 2/1/19 (a)	3,525,000	3,526,685
	1.093%, due 6/15/18 (a)	3,400,000	3,435,289
	Citigroup, Inc.
	4.587%, due 12/15/15	1,745,000	1,850,833
	5.375%, due 8/9/20	3,016,000	3,393,534
	6.00%, due 8/15/17	2,000,000	2,266,924
	6.01%, due 1/15/15	775,000	807,769
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.75%, due 12/1/43	4,000,000	4,365,108
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	3,000,000	3,041,934
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	593,026
¤	Goldman Sachs Group, Inc. (The)
	1.336%, due 11/15/18 (a)	2,500,000	2,522,478
	2.375%, due 1/22/18	2,750,000	2,768,271
	2.90%, due 7/19/18	4,000,000	4,079,176
	5.375%, due 3/15/20	850,000	948,377
	6.15%, due 4/1/18	1,250,000	1,428,990
	6.25%, due 2/1/41	550,000	653,095
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,300,000	1,377,747
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,628,652
	HSBC Holdings PLC 5.25%, due 3/14/44	3,750,000	3,791,835
	HSBC USA, Inc. 1.114%, due 9/24/18 (a)	2,800,000	2,834,510
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	3,350,000	3,372,619
	Intesa Sanpaolo S.p.A.
	2.375%, due 1/13/17	3,500,000	3,511,767
	5.25%, due 1/12/24	3,650,000	3,749,616
	JPMorgan Chase & Co.
	1.80%, due 1/25/18	1,550,000	1,546,413
	5.40%, due 1/6/42	2,425,000	2,676,058
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,389,504
	Lloyds Bank PLC 2.30%, due 11/27/18	1,175,000	1,173,837
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)	3,350,000	3,364,790
	Morgan Stanley
	4.10%, due 5/22/23	3,000,000	2,969,589
	4.875%, due 11/1/22	1,675,000	1,760,063
	5.50%, due 1/26/20	800,000	902,230
	5.625%, due 9/23/19	800,000	909,938
	6.625%, due 4/1/18	600,000	699,457
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	2,400,000	2,450,902
	Santander UK PLC 5.00%, due 11/7/23 (b)	5,530,000	5,689,247
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	3,000,000	2,964,030
	Societe Generale S.A.
	1.327%, due 10/1/18 (a)	3,000,000	3,012,906
	2.75%, due 10/12/17	1,950,000	2,006,940
	Sumitomo Mitsui Trust Bank, Ltd. 1.013%, due 9/16/16 (a)(b)	2,150,000	2,164,171
	SunTrust Banks, Inc. 2.35%, due 11/1/18	1,425,000	1,425,509
	Union Bank N.A. 0.985%, due 9/26/16 (a)	1,000,000	1,009,883
	Wells Fargo & Co.
	2.15%, due 1/15/19	1,000,000	997,659
	5.375%, due 11/2/43	4,500,000	4,740,259
			125,205,848
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	711,197

	Chemicals 1.0%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	1,909,082
	Cabot Corp. 5.00%, due 10/1/16	2,100,000	2,286,847
	Dow Chemical Co. (The) 5.70%, due 5/15/18	345,000	392,099
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,446,433
			10,034,461
	Computers 0.7%
	Hewlett-Packard Co.
	2.75%, due 1/14/19	4,825,000	4,856,908
	3.30%, due 12/9/16	2,750,000	2,892,301
			7,749,209
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	1,000,000	1,014,496

	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.65%, due 10/17/21	625,000	686,396
	5.50%, due 1/8/20	2,300,000	2,646,621
	5.875%, due 1/14/38	1,000,000	1,178,906
			4,511,923
	Electric 3.5%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,120,279
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,457,386
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16 (b)	1,725,000	1,749,671
	Duke Energy Progress, Inc. 6.125%, due 9/15/33	500,000	600,478
	Electricite de France 4.875%, due 1/22/44 (b)	2,625,000	2,616,198
	Entergy Louisiana LLC
	1.875%, due 12/15/14	375,000	378,658
	3.30%, due 12/1/22	800,000	782,579
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	675,000	647,382
	FirstEnergy Corp. 4.25%, due 3/15/23	3,200,000	3,103,805
	GDF Suez 1.625%, due 10/10/17 (b)	1,150,000	1,151,024
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	385,000	415,770
	5.292%, due 6/15/22 (c)	340,000	377,092
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,098,114
	NextEra Energy Capital Holdings, Inc.
	1.20%, due 6/1/15	1,450,000	1,456,685
	1.339%, due 9/1/15	3,500,000	3,525,424
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,268,990
	5.65%, due 2/1/45	4,300,000	4,623,622
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,130,780
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,022,450
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	875,000	857,371
	4.20%, due 6/15/22	2,000,000	2,073,754
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,795,980
			36,253,492
	Electronics 0.6%
	Thermo Fisher Scientific, Inc.
	2.40%, due 2/1/19	2,200,000	2,190,800
	5.30%, due 2/1/44	3,350,000	3,610,174
			5,800,974
	Finance - Auto Loans 0.4%
	American Honda Finance Corp.
	0.74%, due 10/7/16 (a)	1,000,000	1,007,991
	2.60%, due 9/20/16 (b)	1,500,000	1,559,007
	Ford Motor Credit Co. LLC 3.00%, due 6/12/17	1,775,000	1,843,620
			4,410,618
	Finance - Consumer Loans 0.1%
	John Deere Capital Corp. 1.70%, due 1/15/20	1,000,000	957,601

	Finance - Credit Card 0.1%
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,325,000	1,314,479

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	500,000	511,825
	Credit Suisse A.G. / Guernsey 2.60%, due 5/27/16 (b)	575,000	596,890
			1,108,715
	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	1,850,000	1,805,822

	Food 0.7%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,569,258
	4.625%, due 11/1/20	2,150,000	2,280,387
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,277,744
	Safeway, Inc. 3.40%, due 12/1/16	2,500,000	2,618,072
			7,745,461
	Gas 0.2%
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,763,788

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,160,189

	Health Care - Services 0.2%
	Aetna, Inc. 2.20%, due 3/15/19	2,600,000	2,578,059

	Insurance 3.3%
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,484,008
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,050,000	3,070,548
	Farmers Exchange Capital II 6.151%, due 11/1/53 (a)(b)	3,000,000	3,267,759
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	3,300,000	3,381,698
	ING U.S., Inc.
	2.90%, due 2/15/18	1,350,000	1,383,233
	5.70%, due 7/15/43	3,575,000	4,043,565
	Markel Corp. 5.00%, due 3/30/43	1,125,000	1,107,045
	MetLife, Inc. 1.756%, due 12/15/17	1,950,000	1,966,604
	Metropolitan Life Global Funding I 3.125%, due 1/11/16 (b)	1,325,000	1,380,047
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,850,000	2,038,304
	Pacific LifeCorp 5.125%, due 1/30/43 (b)	4,900,000	4,840,690
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,035,383
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	1,875,000	1,833,403
	XLIT, Ltd. 5.25%, due 12/15/43	2,625,000	2,782,167
			34,614,454
	Investment Management/Advisory Services 0.3%
	Invesco Finance PLC 5.375%, due 11/30/43	2,500,000	2,669,740

	Iron & Steel 0.5%
	ArcelorMittal 4.25%, due 2/25/15	1,325,000	1,353,156
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,830,951
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,302,606
			5,486,713
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,277,297

	Media 1.0%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	2,500,000	2,987,605
	COX Communications, Inc. 5.45%, due 12/15/14	480,000	496,129
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.45%, due 4/1/24	5,000,000	5,014,105
	Time Warner Cable, Inc. 4.50%, due 9/15/42	2,000,000	1,835,952
			10,333,791
	Mining 1.0%
	Barrick Gold Corp. 4.10%, due 5/1/23	5,275,000	5,004,050
	BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	1,800,000	1,844,006
	Rio Tinto Finance USA PLC 1.073%, due 6/17/16 (a)	3,000,000	3,025,824
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	750,000	772,441
			10,646,321
	Miscellaneous - Manufacturing 0.3%
	Carlisle Cos., Inc. 6.125%, due 8/15/16	2,500,000	2,733,492

	Oil & Gas 2.2%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	3,600,000	3,994,038
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,217,500
	Petrobras International Finance Co.
	2.875%, due 2/6/15	2,350,000	2,380,550
	5.375%, due 1/27/21	4,150,000	4,196,982
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	2,275,000	2,329,600
	3.50%, due 1/30/23	1,575,000	1,482,075
	Plains Exploration & Production Co. 6.75%, due 2/1/22	1,000,000	1,105,000
	Rowan Cos., Inc. 5.85%, due 1/15/44	4,500,000	4,571,874
	Statoil ASA 3.125%, due 8/17/17	350,000	369,117
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	661,917
			23,308,653
	Oil & Gas Services 0.1%
	Cameron International Corp. 1.60%, due 4/30/15	500,000	504,918

	Packaging & Containers 0.4%
	Packaging Corp of America 4.50%, due 11/1/23	3,800,000	3,933,441

	Pharmaceuticals 0.8%
	Cardinal Health, Inc. 1.90%, due 6/15/17	2,165,000	2,179,835
	McKesson Corp. 4.883%, due 3/15/44	3,025,000	3,066,140
	Merck Sharp & Dohme Corp. 5.95%, due 12/1/28	1,200,000	1,446,528
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	908,247
	Sanofi 4.00%, due 3/29/21	1,000,000	1,073,430
			8,674,180
	Pipelines 1.8%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,165,985
	6.50%, due 2/1/42	1,300,000	1,473,332
	Enterprise Products Operating LLC
	1.25%, due 8/13/15	1,550,000	1,560,260
	5.10%, due 2/15/45	3,600,000	3,721,000
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	449,684
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,803,347
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	2,350,000	2,176,109
			18,349,717
	Real Estate 0.2%
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,123,328
	WEA Finance LLC / WT Finance Australia Property, Ltd. 5.75%, due 9/2/15 (b)	877,000	935,330
			2,058,658
	Real Estate Investment Trusts 2.0%
	ARC Properties Operating Partnership L.P. / Clark Acquisition LLC 3.00%, due 2/6/19 (b)	4,500,000	4,479,498
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	3,157,000	3,485,126
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,571,791
	4.75%, due 4/15/18	2,000,000	2,168,292
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,425,038
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,920,721
	ProLogis, L.P.
	4.25%, due 8/15/23	2,325,000	2,364,690
	6.625%, due 5/15/18	1,770,000	2,059,505
	6.875%, due 3/15/20	1,500,000	1,771,485
			21,246,146
	Semiconductors 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,475,000	2,479,678

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,453,491

	Telecommunications 1.7%
	Deutsche Telekom International Finance B.V.
	2.25%, due 3/6/17 (b)	1,150,000	1,176,287
	3.125%, due 4/11/16 (b)	1,000,000	1,042,433
	Orange S.A.
	2.75%, due 2/6/19	2,525,000	2,556,855
	5.375%, due 1/13/42	1,675,000	1,721,166
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	262,500
¤	Verizon Communications, Inc.
	3.45%, due 3/15/21	3,725,000	3,775,999
	5.15%, due 9/15/23	3,000,000	3,282,957
	6.40%, due 9/15/33	2,250,000	2,671,306
	7.35%, due 4/1/39	1,000,000	1,297,836
			17,787,339
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	908,812

	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,550,147

	Total Corporate Bonds (Cost $377,985,559)		389,736,682

	Foreign Government Bonds 0.7%
	Sovereign 0.7%
	Brazilian Government International Bond 2.625%, due 1/5/23	3,000,000	2,655,000
	Italy Government International Bond 4.75%, due 1/25/16	2,500,000	2,661,150
	Poland Government International Bond 5.00%, due 3/23/22	350,000	381,938
	Turkey Government International Bond 6.75%, due 4/3/18	1,250,000	1,377,500
	Total Foreign Government Bonds (Cost $7,299,949)		7,075,588

	Mortgage-Backed Securities 7.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.8%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (a)	4,000,000	4,364,840
	Series 2006-PW11, Class A3 5.607%, due 3/11/39 (f)	896,674	908,654
	Series 2006-PW11, Class AM 5.607%, due 3/11/39 (f)	500,000	539,346
	Series 2006-PW12, Class AAB 5.873%, due 9/11/38 (f)	201,163	201,194
	Series 2007-PW16, Class A4 5.897%, due 6/11/40 (f)	1,700,000	1,901,700
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.305%, due 8/15/26 (a)(b)	3,420,913	3,420,913
	CGBAM Commercial Mortgage Trust Series 2013-BREH, Class B 1.955%, due 5/15/30 (a)(b)	2,500,000	2,510,977
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,035,779
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2 1.205%, due 6/8/30 (a)(b)	3,400,000	3,402,166
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,686,237
	Series 2007-C9, Class A4 5.986%, due 12/10/49 (f)	2,370,000	2,662,039
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.466%, due 2/15/39 (a)	2,300,000	2,469,356
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,400,000	2,448,461
	Series 2005-CB13, Class A4 5.42%, due 1/12/43 (f)	1,170,000	1,238,078
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	5,000,000	5,403,785
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	1,475,717	1,592,881
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,687,740
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,521,628
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (a)	3,019,735	3,411,869
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49	2,080,000	2,239,386
	ML-CFC Commercial Mortgage Trust Series 2007-6, Class A4 5.485%, due 3/12/51 (a)	4,350,000	4,789,820
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	2,997,347
	Series 2013-C12, Class A4 4.259%, due 10/15/46	2,600,000	2,739,022
	Morgan Stanley Capital I, Inc.
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (b)	600,000	627,441
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	721,883	785,337
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	2,300,000	2,535,117
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	4,000,000	4,448,916
	Series 2006-IQ11, Class A4 5.827%, due 10/15/42 (f)	377,109	401,222
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	493,097	536,499
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	200,000	201,122
			70,708,872
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (a)	508,289	395,254
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.174%, due 9/25/36 (f)	971,008	833,780
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,433,475	824,524
			2,053,558
	Total Mortgage-Backed Securities (Cost $73,326,717)		72,762,430

	Municipal Bonds 0.9%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	1,964,127

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	1,956,345

	Texas 0.5%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,218,240
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	770,420
	Texas Transportation Commission 5.178%, due 4/1/30	2,150,000	2,481,724
			5,470,384
	Washington 0.0%‡
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	392,907

	Total Municipal Bonds (Cost $10,186,105)		9,783,763

	U.S. Government & Federal Agencies 44.7%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	1,500,000	1,479,488

¤	Federal Home Loan Mortgage Corporation 1.9%
	1.00%, due 9/27/17	1,325,000	1,308,888
	1.00%, due 1/11/18	1,600,000	1,575,658
	1.125%, due 5/25/18	1,700,000	1,664,876
	1.25%, due 10/2/19	2,000,000	1,915,616
	1.75%, due 5/30/19	3,000,000	2,972,913
	2.375%, due 1/13/22	8,000,000	7,835,896
	4.75%, due 1/19/16	2,000,000	2,158,034
			19,431,881
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.2%
	2.415%, due 12/1/41 (a)	1,158,285	1,184,402
	2.50%, due 6/1/28	5,297,551	5,300,554
	3.00%, due 10/1/26 TBA (g)	5,300,000	5,439,125
	3.00%, due 9/1/33	3,334,244	3,343,129
	3.00%, due 8/1/43	11,365,754	10,972,975
	3.50%, due 10/1/25 TBA (g)	4,100,000	4,288,985
	3.50%, due 4/1/42 TBA (g)	11,400,000	11,455,219
	4.00%, due 3/1/15	43,707	46,120
	4.00%, due 7/1/23	486,703	517,819
	4.00%, due 8/1/25	220,411	233,426
	4.00%, due 1/1/31	528,885	557,522
	4.00%, due 6/1/41 TBA (g)	4,200,000	4,357,008
	4.00%, due 11/1/41	230,652	239,381
	4.00%, due 1/1/42	264,083	274,102
	4.00%, due 4/1/42	5,658,923	5,872,833
	4.00%, due 5/1/42	475,140	493,153
	4.50%, due 4/1/22	150,549	159,581
	4.50%, due 4/1/23	36,592	39,158
	4.50%, due 6/1/24	89,954	96,290
	4.50%, due 7/1/24	205,630	220,021
	4.50%, due 5/1/25	489,813	518,427
	4.50%, due 4/1/31	518,691	562,700
	4.50%, due 9/1/35	252,325	269,435
	4.50%, due 2/1/39	448,010	477,529
	4.50%, due 4/1/39	354,842	377,969
	4.50%, due 6/1/39	813,968	868,213
	4.50%, due 7/1/39 TBA (g)	2,200,000	2,345,063
	4.50%, due 11/1/39	3,216,597	3,429,553
	4.50%, due 12/1/39	372,126	396,915
	4.50%, due 8/1/40	282,554	301,477
	4.50%, due 9/1/40	1,611,233	1,718,558
	4.50%, due 11/1/40	946,732	1,011,066
	5.00%, due 3/1/23	13,825	14,665
	5.00%, due 6/1/23	206,394	223,134
	5.00%, due 8/1/23	28,804	31,148
	5.00%, due 7/1/24	172,778	186,832
	5.00%, due 3/1/25	420,675	454,890
	5.00%, due 6/1/30	435,504	473,212
	5.00%, due 8/1/35	177,707	193,495
	5.00%, due 4/1/37	2,869,665	3,122,244
	5.00%, due 8/1/37	601,317	652,362
	5.00%, due 3/1/40	2,691,639	2,929,049
	5.50%, due 12/1/18	151,578	162,666
	5.50%, due 9/1/21	212,992	231,866
	5.50%, due 9/1/22	136,884	149,056
	5.50%, due 9/1/37	1,279,083	1,404,069
	5.50%, due 8/1/38	578,276	634,782
	5.50%, due 12/1/38	1,445,126	1,586,336
	6.00%, due 7/1/21	561,554	616,456
	6.00%, due 8/1/36	545,458	604,784
	6.00%, due 9/1/37	652,304	723,250
	6.00%, due 5/1/40	1,345,834	1,492,210
	6.50%, due 7/1/17	28,284	28,365
	6.50%, due 11/1/35	63,797	71,566
	6.50%, due 8/1/37	108,967	121,995
	6.50%, due 11/1/37	227,282	255,897
	6.50%, due 9/1/39	444,420	497,556
	7.00%, due 1/1/33	585,859	661,011
	7.00%, due 9/1/33	194,060	219,966
			85,110,570
¤	Federal National Mortgage Association 2.2%
	0.625%, due 8/26/16	8,500,000	8,495,011
	0.875%, due 2/8/18	6,200,000	6,069,056
	1.00%, due 12/28/17	1,500,000	1,474,421
	1.00%, due 2/15/18	2,700,000	2,641,866
	1.875%, due 2/19/19	4,300,000	4,313,605
			22,993,959
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.4%
	2.264%, due 6/1/42 (a)	1,156,042	1,196,379
	2.50%, due 9/1/27 TBA (g)	2,200,000	2,198,281
	2.50%, due 2/1/28	3,833,214	3,834,098
	2.50%, due 5/1/28	4,515,189	4,516,230
	2.50%, due 9/1/28	964,993	965,216
	2.50%, due 5/1/43	889,205	822,878
	2.719%, due 1/1/42 (a)	2,755,972	2,886,200
	3.00%, due 5/1/27 TBA (g)	5,300,000	5,444,094
	3.00%, due 10/1/42 TBA (g)	10,800,000	10,423,687
	3.00%, due 7/1/43	5,799,855	5,605,213
	3.00%, due 8/1/43	15,761,920	15,232,953
	3.50%, due 10/1/20	1,305,134	1,373,965
	3.50%, due 2/1/32	920,550	948,634
	3.50%, due 4/1/32	1,250,832	1,288,983
	3.50%, due 11/1/40	519,961	523,483
	3.50%, due 3/1/42	497,178	500,541
	3.50%, due 9/1/42	589,934	593,925
	3.50%, due 10/1/43	13,356,459	13,446,815
	3.50%, due 12/1/43	298,660	300,680
	3.50%, due 1/1/44	5,665,201	5,703,525
	4.00%, due 8/1/18	677,386	716,322
	4.00%, due 10/1/20	233	247
	4.00%, due 3/1/22	164,301	175,452
	4.00%, due 4/1/24	1,378,820	1,460,049
	4.00%, due 12/1/24	115,096	121,899
	4.00%, due 12/1/25	2,474,221	2,620,757
	4.00%, due 4/1/31	822,922	868,582
	4.00%, due 12/1/39	260,174	270,650
	4.00%, due 7/1/40	1,303,115	1,354,033
	4.00%, due 9/1/41 TBA (g)	11,700,000	12,160,687
	4.00%, due 11/1/41	2,792,816	2,904,306
	4.00%, due 3/1/42	1,765,192	1,835,135
	4.00%, due 5/1/42	2,839,921	2,952,923
	4.50%, due 5/1/24	786,279	834,596
	4.50%, due 7/1/26	1,110,719	1,193,838
	4.50%, due 4/1/31	767,523	829,873
	4.50%, due 11/1/35	533,978	570,419
	4.50%, due 12/1/39 TBA (g)	3,650,000	3,893,524
	4.50%, due 4/1/41	1,429,830	1,526,315
	4.50%, due 5/1/41	2,045,698	2,190,317
	4.50%, due 7/1/41	4,402,945	4,700,211
	4.50%, due 9/1/41	1,646,995	1,758,508
	5.00%, due 12/1/23	808,708	870,875
	5.00%, due 4/1/29	135,048	147,017
	5.00%, due 4/1/31	614,088	672,101
	5.00%, due 3/1/34	994,360	1,099,314
	5.00%, due 4/1/34	1,303,379	1,442,574
	5.00%, due 4/1/35	577,257	630,055
	5.00%, due 2/1/36	553,510	603,453
	5.00%, due 5/1/37	1,206	1,313
	5.00%, due 6/1/37	665,384	724,147
	5.00%, due 2/1/38	2,006,936	2,185,969
	5.00%, due 5/1/38	1,209,226	1,316,018
	5.00%, due 7/1/38	644,222	706,753
	5.00%, due 1/1/39	400,000	435,412
	5.00%, due 10/1/39	536,247	587,906
	5.50%, due 5/1/16	4,597	4,891
	5.50%, due 1/1/21	6,185	6,589
	5.50%, due 12/1/21	16,834	18,312
	5.50%, due 1/1/22	77,720	82,847
	5.50%, due 2/1/22	4,320	4,700
	5.50%, due 10/1/28	1,279,053	1,413,627
	5.50%, due 4/1/34	325,924	362,476
	5.50%, due 7/1/35	51,925	57,433
	5.50%, due 2/1/37	1,787,588	1,972,002
	5.50%, due 8/1/37	319,029	353,092
	5.50%, due 2/1/38	239,184	263,655
	5.50%, due 3/1/38	1,078,710	1,189,075
	5.50%, due 6/1/38	818,981	902,833
	5.50%, due 7/1/38	224,722	247,714
	5.50%, due 1/1/39	1,720,150	1,898,764
	5.50%, due 2/1/39	678,142	752,540
	5.50%, due 11/1/39	327,614	361,132
	5.50%, due 6/1/40	244,102	269,138
	6.00%, due 3/1/36	125,959	140,535
	6.00%, due 11/1/37	298,830	332,294
	6.00%, due 10/1/38	1,519,348	1,690,701
	6.00%, due 12/1/38	1,095,747	1,218,458
	6.00%, due 4/1/40	497,620	554,736
	6.00%, due 10/1/40	802,072	892,105
	6.50%, due 10/1/36	134,305	150,709
	6.50%, due 1/1/37	330,454	372,499
	6.50%, due 8/1/37	33,138	37,883
	6.50%, due 10/1/37	92,652	103,936
	7.00%, due 9/1/37	106,529	124,682
	7.00%, due 10/1/37	2,783	3,079
	7.00%, due 11/1/37	12,190	14,271
	7.50%, due 7/1/28	42,661	47,963
			150,012,001
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.3%
	3.00%, due 7/15/43	1,083,278	1,067,514
	3.00%, due 7/20/43	491,863	484,940
	3.00%, due 8/15/43	1,969,285	1,940,113
	3.00%, due 8/20/43	10,670,983	10,520,492
	3.00%, due 9/15/43	488,653	481,414
	3.00%, due 12/20/43	298,550	294,052
	3.50%, due 7/1/42 TBA (g)	1,600,000	1,632,750
	3.50%, due 4/15/43	8,622,835	8,823,587
	3.50%, due 8/20/43	4,118,687	4,209,636
	3.50%, due 11/20/43	4,250,016	4,345,513
	4.00%, due 9/1/40 TBA (g)	2,300,000	2,415,719
	4.00%, due 1/20/42	3,316,870	3,490,054
	4.00%, due 2/20/42	1,343,101	1,413,250
	4.00%, due 3/1/42 TBA (g)	1,000,000	1,050,781
	4.00%, due 8/20/43	3,907,366	4,115,564
	4.00%, due 10/20/43	1,273,730	1,340,385
	4.50%, due 6/15/39	3,360,258	3,626,744
	4.50%, due 5/15/40	437,465	473,451
	4.50%, due 6/15/40	679,549	734,409
	4.50%, due 6/20/40	1,601,927	1,727,254
	4.50%, due 9/1/40 TBA (g)	400,000	431,187
	4.50%, due 9/15/40	3,963,588	4,289,893
	4.50%, due 3/15/41	260,643	282,066
	4.50%, due 3/20/41	609,744	659,155
	4.50%, due 4/20/41	497,425	536,341
	4.50%, due 9/20/41	892,528	962,304
	4.50%, due 12/20/41	158,897	171,282
	4.50%, due 4/20/42	332,398	358,991
	5.00%, due 1/15/39	118,663	129,796
	5.00%, due 3/15/39	55,139	60,249
	5.00%, due 8/15/39	154,404	168,751
	5.00%, due 9/15/39	1,245,997	1,360,849
	5.00%, due 6/15/40	1,081,175	1,186,112
	5.00%, due 7/15/40	828,028	910,306
	5.00%, due 9/20/40	3,896,463	4,268,955
	5.00%, due 10/20/41	260,435	285,283
	5.00%, due 8/20/43	283,065	310,509
	5.50%, due 1/20/35	12,440	13,891
	5.50%, due 7/15/35	163,144	181,852
	5.50%, due 8/15/35	139,041	155,605
	5.50%, due 5/15/36	138,526	153,790
	5.50%, due 6/15/38	160,982	178,254
	5.50%, due 1/15/39	267,586	296,392
	5.50%, due 3/20/39	1,025,340	1,132,652
	5.50%, due 7/15/39	262,407	290,935
	5.50%, due 12/15/39	89,963	99,743
	5.50%, due 2/15/40	496,667	550,286
	6.00%, due 1/15/36	191,449	214,330
	6.00%, due 11/15/37	96,358	107,906
	6.00%, due 12/15/37	718,433	805,041
	6.00%, due 9/15/38	538,128	603,028
	6.00%, due 10/15/38	204,478	229,145
	6.50%, due 1/15/36	317,984	358,765
	6.50%, due 3/15/36	115,926	130,809
	6.50%, due 6/15/36	126,221	142,341
	6.50%, due 9/15/36	44,667	50,376
	6.50%, due 7/15/37	137,091	154,706
	7.00%, due 7/15/31	42,108	45,774
			76,455,272
¤	United States Treasury Bonds 1.3%
	3.625%, due 2/15/44	2,000,000	2,023,124
	3.75%, due 11/15/43	2,800,000	2,898,873
	4.25%, due 5/15/39	6,000,000	6,792,186
	4.25%, due 11/15/40	1,800,000	2,039,062
			13,753,245
¤	United States Treasury Notes 9.3%
	0.25%, due 2/29/16	9,500,000	9,474,768
	0.625%, due 12/15/16	23,700,000	23,609,276
	0.625%, due 2/15/17	2,400,000	2,384,813
	0.75%, due 1/15/17	575,000	574,147
	1.25%, due 11/30/18	20,150,000	19,797,375
	1.50%, due 12/31/18	5,280,000	5,240,400
	1.50%, due 2/28/19	4,975,000	4,925,250
	1.625%, due 3/31/19	4,900,000	4,875,117
	1.75%, due 10/31/20	6,900,000	6,699,472
	2.00%, due 1/31/16	400,000	411,938
	2.00%, due 2/28/21	4,900,000	4,806,978
	2.125%, due 1/31/21	4,775,000	4,728,367
	2.375%, due 12/31/20	2,400,000	2,418,749
	2.75%, due 11/15/23	950,000	954,304
	2.75%, due 2/15/24	6,705,000	6,719,671
			97,620,625
	Total U.S. Government & Federal Agencies (Cost $464,712,036)		466,857,041
	Total Long-Term Bonds (Cost $1,034,667,701)		1,045,528,593

	Short-Term Investments 6.3%
	Other Commercial Paper 5.2%
	Air Products & Chemicals, Inc. 0.10%, due 4/7/14 (b)(h)	5,000,000	4,999,933
	Army and Air Force Exchange Service 0.07%, due 4/9/14 (b)(h)	6,500,000	6,499,899
	Campbell Soup Co. 0.162%, due 4/10/14 (b)(h)	2,595,000	2,594,896
	Florida Power & Light Co. 0.101%, due 4/1/14 (h)	10,000,000	10,000,000
	Motiva Enterprises LLC 0.203%, due 4/2/14 (h)	5,000,000	4,999,972
	Oglethorpe Power Corp. 0.152%, due 4/10/14 (b)(h)	5,002,000	5,001,813
	Precision Castparts Corp.
	0.091%, due 4/10/14 (b)(h)	6,000,000	5,999,865
	0.101%, due 4/10/14 (b)(h)	5,000,000	4,999,875
	United Parcel Service, Inc. 0.056%, due 4/16/14 (b)(h)	5,000,000	4,999,886
	WGL Holdings, Inc. 0.132%, due 4/7/14 (b)(h)	3,950,000	3,949,914
	Total Other Commercial Paper (Cost $54,046,053)		54,046,053
	Repurchase Agreement 0.6%
	TD Securities (U.S.A.) LLC 0.06%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $5,806,010 (Collateralized by United States Treasury securities with rates between 2.375% and 5.25% and maturity dates between 2/28/15 and 11/15/28, with a Principal Amount of $5,713,800 and a Market Value of $5,922,198)	5,806,000	5,806,000
	Total Repurchase Agreement (Cost $5,806,000)		5,806,000

	Treasury Debt 0.5%
	United States Treasury Bill 0.015%, due 4/10/14 (h)	5,000,000	4,999,981
	Total Treasury Debt (Cost $4,999,981)		4,999,981
	Total Short-Term Investments (Cost $64,852,034)		64,852,034
	Total Investments, Before Investments Sold Short (Cost $1,099,519,735) (k)	106.4%	1,110,380,627

	Investments Sold Short (1.4%)
	Federal Agencies Sold Short (1.4%)
	Federal National Mortgage Association (Mortgage Pass-Through Securities) (0.4%) 3.50%, due 4/1/42 TBA (g)	(4,400,000)	(4,422,687)

	Government National Mortgage Association (Mortgage Pass-Through Securities) (1.0%) 3.00%, due 12/1/42 TBA (g)	(10,600,000)	(10,422,781)

	Total Investments Sold Short (Proceeds $14,818,570)		(14,845,468)
	Total Investments, Net of Investments Sold Short (Proceeds $1,084,701,165)	105.0%	1,095,535,159
	Other Assets, Less Liabilities	(5.0)	(52,246,043)
	Net Assets	100.0%	$1,043,289,116

	Contracts Long	Unrealized Appreciation (Depreciation) (i)
Futures Contracts (0.0%) ‡
United States Treasury Bond June 2014 (j)	73	$43,106
Total Futures Contracts Long (Notional Amount $9,724,969)		43,106
	Contracts Short
United States Treasury Note June 2014 (5 Year) (j)	(204)	(59,634)
United States Treasury Note June 2014 (10 Year) (j)	(28)	15,659
Total Futures Contracts Short (Notional Amount $27,724,438)		(43,975)
Total Futures Contracts (Notional Amount $17,999,469)		$(869)

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2014.
(d)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of March 31, 2014, was $8,812,934, which represented 0.8% of the Portfolio's net assets.
(e)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued security was $19,215,120, which represented 1.8% of the Portfolio's net assets.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 31, 2014, is $52,690,642, which represents 5.1% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Interest rate shown represents yield to maturity.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(j)	As of March 31, 2014, cash in the amount of $69,385 is on deposit with a broker for futures transactions.
(k)	As of March 31, 2014, cost was $1,099,588,113 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$19,900,829
Gross unrealized depreciation	(9,108,315)
Net unrealized appreciation	$10,792,514

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$80,097,969	$19,215,120	$99,313,089
Corporate Bonds	—	389,736,682	—	389,736,682
Foreign Government Bonds	—	7,075,588	—	7,075,588
Mortgage-Backed Securities	—	72,762,430	—	72,762,430
Municipal Bonds	—	9,783,763	—	9,783,763
U.S. Government & Federal Agencies	—	466,857,041	—	466,857,041
Total Long-Term Bonds	—	1,026,313,473	19,215,120	1,045,528,593
Short-Term Investments
Other Commercial Paper	—	54,046,053	—	54,046,053
Repurchase Agreement	—	5,806,000	—	5,806,000
Treasury Debt	—	4,999,981	—	4,999,981
Total Short-Term Investments	—	64,852,034	—	64,852,034
Total Investments in Securities	—	1,091,165,507	19,215,120	1,110,380,627
Other Financial Instruments
Futures Contracts Long (c)	43,106	—	—	43,106
Futures Contracts Short (c)	15,659	—	—	15,659
Total Other Financial Instruments	58,765	—	—	58,765
Total Investments in Securities and Other Financial Instruments	$58,765	$1,091,165,507	$19,215,120	$1,110,439,392

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Federal Agencies Sold Short	$—	$(14,845,468)	$—	$(14,845,468)
Other Financial Instruments
Futures Contracts Short (c)	(59,634)	—	—	(59,634)
Total Investments in Securities Sold Short and Other Financial Instruments	$(59,634)	$(14,845,468)	$—	$(14,905,102)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $19,215,120 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended March 31, 2014, securities with a total value of $17,748,922 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of March 31, 2014. As of December 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Asset-Backed Securities
Other ABS	$32,694,542	$1,270	$-	$(810)	$4,269,040	$-	$-	$(17,748,922)	$19,215,120	$(810)
Total	$32,694,542	$1,270	$-	$(810)	$4,269,040	$-	$-	$(17,748,922)	$19,215,120	$(810)

MainStay VP Cash Management Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 101.3%†
Certificates of Deposit 6.9%
Bank of Montreal 0.176%, due 8/4/14 (a)	$9,280,000	$9,280,000
Royal Bank of Canada 0.235%, due 4/15/14 (a)	6,075,000	6,075,000
Toronto-Dominion Bank (The)
0.203%, due 9/2/14 (a)	6,020,000	6,020,000
0.215%, due 2/3/15 (a)	6,185,000	6,185,000
0.217%, due 11/18/14 (a)	6,185,000	6,185,000
Wells Fargo Bank NA
0.185%, due 6/16/14 (a)	6,210,000	6,210,000
0.234%, due 3/6/15 (a)	6,185,000	6,185,000
		46,140,000
Financial Company Commercial Paper 19.3%
Bank of Nova Scotia 0.15%, due 6/12/14 (b)	9,290,000	9,287,213
CPPIB Capital, Inc. 0.12%, due 4/16/14 (b)(c)	9,245,000	9,244,538
John Deere Bank SA
0.08%, due 4/3/14 (b)(c)	4,560,000	4,559,980
0.10%, due 4/22/14 (b)(c)	3,600,000	3,599,790
John Deere Financial Ltd. 0.08%, due 4/16/14 (b)(c)	6,000,000	5,999,800
National Rural Utilities Cooperative Finance Corp.
0.10%, due 5/2/14 (b)	3,065,000	3,064,736
0.10%, due 5/7/14 (b)	9,000,000	8,999,100
Nationwide Life Insurance Co.
0.12%, due 4/3/14 (b)(c)	6,605,000	6,604,956
0.13%, due 4/4/14 (b)(c)	3,867,000	3,866,958
0.15%, due 4/10/14 (b)(c)	6,190,000	6,189,768
PACCAR Financial Corp.
0.07%, due 4/23/14 (b)	3,065,000	3,064,869
0.07%, due 4/24/14 (b)	9,190,000	9,189,589
0.07%, due 4/28/14 (b)	4,000,000	3,999,790
PNC BANK NA 0.261%, due 9/15/14 (b)	9,280,000	9,268,807
Siemens Capital Co., LLC 0.09%, due 5/23/14 (b)(c)	18,375,000	18,372,611
Southern Co. Funding Corp.
0.13%, due 4/2/14 (b)(c)	6,629,000	6,628,976
0.15%, due 4/25/14 (b)(c)	2,320,000	2,319,768
0.17%, due 4/30/14 (b)(c)	6,000,000	5,999,178
U.S. Bank NA 0.11%, due 4/14/14 (b)	9,270,000	9,270,000
		129,530,427
Government Agency Debt 4.9%
Farmer Mac
(zero coupon), due 4/16/14	6,125,000	6,124,873
0.13%, due 6/6/14	8,000,000	7,998,093
Federal Farm Credit Bank (zero coupon), due 4/23/14	6,185,000	6,184,773
Federal Home Loan Bank
0.04%, due 4/4/14	6,000,000	5,999,980
0.06%, due 4/23/14	6,500,000	6,499,762
		32,807,481
Other Commercial Paper 42.3%
Air Products & Chemicals, Inc.
0.07%, due 4/28/14 (b)(c)	3,205,000	3,204,832
0.09%, due 4/21/14 (b)(c)	5,000,000	4,999,750
0.10%, due 4/7/14 (b)(c)	3,450,000	3,449,942
Army and Air Force Exchange Service
0.07%, due 4/1/14 (b)(c)	9,260,000	9,260,000
0.07%, due 4/9/14 (b)(c)	11,585,000	11,584,820
BP Capital Markets PLC 0.09%, due 4/14/14 (b)(c)	7,500,000	7,499,756
Brown-Forman Corp. 0.12%, due 4/8/14 (b)(c)	8,560,000	8,559,800
Chevron Corp.
0.07%, due 4/7/14 (b)(c)	6,185,000	6,184,928
0.07%, due 4/23/14 (b)(c)	9,250,000	9,249,604
ConocoPhillips Qatar Funding Ltd. 0.08%, due 5/2/14 (b)(c)	9,250,000	9,249,363
Henkel of America, Inc.
0.10%, due 4/9/14 (b)(c)	9,290,000	9,289,793
0.12%, due 5/28/14 (b)(c)	3,000,000	2,999,367
0.14%, due 5/28/14 (b)(c)	6,000,000	5,998,733
Honeywell International, Inc. 0.12%, due 6/27/14 (b)(c)	2,500,000	2,499,275
Illinois Tool Works, Inc. 0.10%, due 4/22/14 (b)	9,000,000	8,999,475
International Business Machines Corp. 0.09%, due 5/1/14 (b)(c)	6,000,000	5,999,550
Johnson & Johnson 0.07%, due 4/21/14 (b)(c)	15,455,000	15,454,399
Kimberly-Clark Worldwide, Inc.
0.06%, due 4/4/14 (b)(c)	5,250,000	5,249,974
0.07%, due 4/21/14 (b)(c)	1,400,000	1,399,945
0.07%, due 4/28/14 (b)(c)	6,095,000	6,094,680
L'Oreal U.S.A., Inc. 0.09%, due 5/13/14 (b)(c)	6,110,000	6,109,358
Merck & Co., Inc.
0.07%, due 4/25/14 (b)(c)	9,255,000	9,254,568
0.07%, due 5/9/14 (b)(c)	9,140,000	9,139,325
Parker Hannifin Corp. 0.08%, due 4/17/14 (b)(c)	6,000,000	5,999,787
PepsiCo, Inc.
0.08%, due 4/28/14 (b)(c)	3,085,000	3,084,815
0.08%, due 5/12/14 (b)(c)	9,170,000	9,169,164
Procter & Gamble Co. (The) 0.10%, due 6/23/14 (b)(c)	9,170,000	9,167,886
Province of Ontario Canada
0.09%, due 4/15/14 (b)	6,190,000	6,189,783
0.10%, due 4/30/14 (b)	6,120,000	6,119,482
0.11%, due 4/30/14 (b)	6,175,000	6,174,478
Province of Quebec Canada 0.08%, due 4/7/14 (b)(c)	10,000,000	9,999,867
Schlumberger Investment SA 0.10%, due 5/27/14 (b)(c)	6,110,000	6,109,050
Southern California Edison Co. 0.15%, due 4/4/14 (b)(c)	7,935,000	7,934,901
St. Jude Medical, Inc. 0.15%, due 4/29/14 (b)(c)	7,640,000	7,639,109
UnitedHealth Group, Inc.
0.15%, due 4/4/14 (b)(c)	9,195,000	9,194,885
0.17%, due 4/1/14 (b)(c)	9,000,000	9,000,000
Walt Disney Co. (The) 0.12%, due 4/8/14 (b)(c)	6,175,000	6,174,856
WGL Holdings, Inc.
0.13%, due 4/29/14 (b)(c)	3,050,000	3,049,692
0.14%, due 4/3/14 (b)(c)	6,175,000	6,174,952
0.14%, due 4/4/14 (b)(c)	6,185,000	6,184,928
0.14%, due 4/24/14 (b)(c)	4,000,000	3,999,642
		283,098,514
Other Notes 4.3%
American Honda Finance Corp. 0.234%, due 12/5/14 (a)	6,185,000	6,185,000
CarMax Auto Owner Trust Series 2013-4 A1 0.24%, due 11/17/14	1,078,048	1,078,048
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A1 0.20%, due 3/16/15 (c)	2,475,000	2,475,000
Enterprise Fleet Financing LLC
Series 2014-1, Class A1 0.25%, due 2/20/15 (c)	2,588,084	2,588,084
Series 2013-2, Class A1 0.29%, due 8/20/14 (c)	851,296	851,296
Ford Credit Auto Owner Trust
Series 2014-A, Class A1 0.23%, due 1/15/15 (c)	999,763	999,763
Series 2013-D, Class A1 0.24%, due 12/15/14 (c)	457,260	457,260
GreatAmerica Leasing Receivables Series 2014-1, Class A1 0.25%, due 3/15/15 (c)	1,657,196	1,657,196
Honda Auto Receivables Owner Trust
Series 2014-1, Class A1 0.19%, due 3/23/15	1,640,619	1,640,619
Series 2013-4, Class A1 0.24%, due 11/18/14	1,624,190	1,624,190
John Deere Owner Trust Series 2013-B, Class A1 0.25%, due 9/26/14	523,919	523,919
M&T Bank Auto Receivables Trust Series 2013-1A, Class A1 0.25%, due 9/15/14 (c)	691,059	691,059
Mercedes-Benz Auto Lease Trust Series 2013-B, Class A1 0.26%, due 12/15/14	733,124	733,124
MMAF Equipment Finance LLC Series 2013-AA, Class A1 0.28%, due 9/5/14 (c)	630,125	630,125
USAA Auto Owner Trust Series 2014-1, Class A1 0.19%, due 3/16/15	2,646,771	2,646,771
Volkswagen Auto Lease Trust Series 2014-A, Class A1 0.20%, due 2/20/15	2,068,407	2,068,407
Volvo Financial Equipment LLC Series 2014-1A, Class A1 0.21%, due 3/16/15 (c)	2,160,000	2,160,000
		29,009,861
Treasury Debt 15.5%
United States Treasury Bills
0.037%, due 4/17/14 (b)	10,000,000	9,999,816
0.051%, due 4/3/14 (b)	6,180,000	6,179,983
0.051%, due 4/17/14 (b)	5,000,000	4,999,908
0.055%, due 4/24/14 (b)	2,000,000	1,999,927
0.058%, due 4/24/14 (b)	7,000,000	6,999,745
United States Treasury Notes
0.125%, due 7/31/14	6,000,000	5,999,584
0.125%, due 12/31/14	6,205,000	6,203,443
0.25%, due 4/30/14	6,135,000	6,135,491
0.25%, due 5/31/14	6,165,000	6,165,947
0.25%, due 8/31/14	6,225,000	6,227,309
0.25%, due 9/30/14	6,155,000	6,158,311
0.25%, due 10/31/14	6,105,000	6,109,339
0.25%, due 11/30/14	6,170,000	6,174,392
0.25%, due 1/31/15	6,185,000	6,190,631
0.25%, due 2/28/15	6,160,000	6,165,485
0.25%, due 3/31/15	6,130,000	6,136,473
2.625%, due 6/30/14	6,000,000	6,036,729
		103,882,513
Treasury Repurchase Agreements 8.1%
Bank of America N.A. 0.04%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $20,000,022 (Collateralized by United States Treasury securities with rates between 0.00% and 2.50% and maturity dates between 2/15/25 and 1/15/29, with a Principal Amount of $25,627,118 and a Market Value of $20,400,000)	20,000,000	20,000,000
Deutsche Bank Securities, Inc. 0.05%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $15,539,022 (Collateralized by a United States Treasury Note with a rate of 0.375% and a maturity date of 3/31/16, with a Principal Amount of $15,874,600 and a Market Value of $15,849,804)	15,539,000	15,539,000
TD Securities (U.S.A.) LLC 0.06%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $19,000,032 (Collateralized by United States Treasury Notes with rates between 0.25% and 2.125% and maturity dates between 5/31/15 and 1/31/21, with a Principal Amount of $19,490,600 and a Market Value of $19,380,081)	19,000,000	19,000,000
		54,539,000
Total Short-Term Investments (Amortized Cost $679,007,796) (d)	101.3%	679,007,796

Other Assets, Less Liabilities	(1.3)	(8,777,422)
Net Assets	100.0%	$670,230,374

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$46,140,000	$—	$46,140,000
Financial Company Commercial Paper	—	129,530,427	—	129,530,427
Government Agency Debt	—	32,807,481	—	32,807,481
Other Commercial Paper	—	283,098,514	—	283,098,514
Other Notes	—	29,009,861	—	29,009,861
Treasury Debt	—	103,882,513	—	103,882,513
Treasury Repurchase Agreements	—	54,539,000	—	54,539,000
Total Investments in Securities	$—	$679,007,796	$—	$679,007,796

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.9%
	Boeing Co. (The)	50,702	$6,362,594
	Exelis, Inc.	74,471	1,415,694
	L-3 Communications Holdings, Inc.	29,165	3,445,845
	Lockheed Martin Corp.	15,182	2,478,310
	Northrop Grumman Corp.	33,219	4,098,560
	Raytheon Co.	8,655	855,027
	United Technologies Corp.	7,899	922,919
			19,578,949
	Air Freight & Logistics 0.5%
	United Parcel Service, Inc. Class B	37,694	3,670,642

	Airlines 1.0%
	Alaska Air Group, Inc.	34,745	3,242,056
	Delta Air Lines, Inc.	935	32,398
	Southwest Airlines Co.	157,698	3,723,250
			6,997,704
	Auto Components 0.8%
	Delphi Automotive PLC	34,179	2,319,387
	Goodyear Tire & Rubber Co. (The)	119,818	3,130,844
			5,450,231
	Banks 5.6%
	Bank of America Corp.	420,969	7,240,667
	Citigroup, Inc.	98,005	4,665,038
	Fifth Third Bancorp	30,310	695,614
¤	JPMorgan Chase & Co.	200,244	12,156,813
	KeyCorp	167,341	2,382,936
	Prosperity Bancshares, Inc.	46,596	3,082,325
	SVB Financial Group (a)	8,231	1,059,988
	U.S. Bancorp	637	27,302
	Wells Fargo & Co.	127,409	6,337,324
			37,648,007
	Beverages 2.2%
	Coca-Cola Co. (The)	133,821	5,173,520
	Dr. Pepper Snapple Group, Inc.	31,842	1,734,115
	PepsiCo., Inc.	97,556	8,145,926
			15,053,561
	Biotechnology 1.8%
	Amgen, Inc.	50,798	6,265,425
	Biogen Idec, Inc. (a)	2,728	834,413
	Celgene Corp. (a)	4,313	602,095
	Gilead Sciences, Inc. (a)	24,426	1,730,827
	United Therapeutics Corp. (a)	29,830	2,804,915
			12,237,675
	Capital Markets 0.7%
	Ameriprise Financial, Inc.	13,904	1,530,414
	BlackRock, Inc.	644	202,525
	Legg Mason, Inc.	55,780	2,735,451
			4,468,390
	Chemicals 2.0%
	CF Industries Holdings, Inc.	14,088	3,671,896
	Dow Chemical Co. (The)	109,598	5,325,367
	LyondellBasell Industries, N.V. Class A	50,897	4,526,779
	PPG Industries, Inc.	735	142,193
			13,666,235
	Commercial Services & Supplies 0.9%
	Pitney Bowes, Inc.	124,110	3,225,619
	R.R. Donnelley & Sons Co.	160,006	2,864,107
			6,089,726
	Communications Equipment 1.7%
	Cisco Systems, Inc.	126,751	2,840,490
	Harris Corp.	44,365	3,245,744
	QUALCOMM, Inc.	66,112	5,213,592
			11,299,826
	Consumer Finance 0.6%
	American Express Co.	10,525	947,566
	Capital One Financial Corp.	1,795	138,502
	Discover Financial Services	55,996	3,258,407
			4,344,475
	Containers & Packaging 0.7%
	Packaging Corporation of America	20,659	1,453,774
	Sealed Air Corp.	96,228	3,163,014
			4,616,788
	Distributors 0.1%
	Genuine Parts Co.	5,438	472,290

	Diversified Consumer Services 0.4%
	Graham Holdings Co. Class B	4,231	2,977,566

	Diversified Financial Services 2.7%
¤	Berkshire Hathaway, Inc. Class B (a)	96,309	12,035,736
	McGraw Hill Financial, Inc.	41,244	3,146,917
	Moody's Corp.	3,193	253,269
	NASDAQ OMX Group, Inc. (The)	79,853	2,949,770
			18,385,692
	Diversified Telecommunication Services 3.4%
	AT&T, Inc.	271,081	9,506,811
	Frontier Communications Corp.	659,207	3,757,480
¤	Verizon Communications, Inc.	201,980	9,608,188
			22,872,479
	Electric Utilities 0.3%
	Duke Energy Corp.	18,439	1,313,225
	Exelon Corp.	4,514	151,490
	Southern Co. (The)	14,403	632,868
			2,097,583
	Electrical Equipment 0.1%
	Emerson Electric Co.	8,169	545,689

	Electronic Equipment, Instruments & Components 0.0%‡
	Ingram Micro, Inc. Class A (a)	8,812	260,483

	Energy Equipment & Services 2.5%
	Baker Hughes, Inc.	55,275	3,593,980
	Halliburton Co.	73,559	4,331,890
	Nabors Industries, Ltd.	143,580	3,539,247
	Patterson-UTI Energy, Inc.	101,254	3,207,727
	Schlumberger, Ltd.	21,937	2,138,857
			16,811,701
	Food & Staples Retailing 3.0%
	CVS Caremark Corp.	88,287	6,609,165
	Kroger Co. (The)	92,057	4,018,288
	Safeway, Inc.	44,253	1,634,706
	Wal-Mart Stores, Inc.	104,147	7,959,955
	Walgreen Co.	1,636	108,025
			20,330,139
	Food Products 2.1%
	Archer-Daniels-Midland Co.	97,889	4,247,404
	General Mills, Inc.	57,916	3,001,207
	Hormel Foods Corp.	4,512	222,306
	Mondelez International, Inc. Class A	78,062	2,697,042
	Tyson Foods, Inc. Class A	86,029	3,786,136
			13,954,095
	Health Care Equipment & Supplies 1.0%
	Abbott Laboratories	30,436	1,172,090
	Boston Scientific Corp. (a)	148,549	2,008,382
	C.R. Bard, Inc.	23,661	3,501,355
	Medtronic, Inc.	916	56,371
			6,738,198
	Health Care Providers & Services 3.9%
	Cardinal Health, Inc.	54,541	3,816,779
	DaVita HealthCare Partners, Inc. (a)	50,825	3,499,301
	Express Scripts Holding Co. (a)	69,329	5,205,915
	Humana, Inc.	5,086	573,294
	Laboratory Corporation of America Holdings (a)	684	67,176
	McKesson Corp.	25,035	4,420,430
	UnitedHealth Group, Inc.	54,076	4,433,691
	WellPoint, Inc.	41,215	4,102,953
			26,119,539
	Hotels, Restaurants & Leisure 1.8%
	Brinker International, Inc.	56,421	2,959,282
	McDonald's Corp.	32,901	3,225,285
	Wyndham Worldwide Corp.	46,025	3,370,411
	Wynn Resorts, Ltd.	12,536	2,784,872
			12,339,850
	Household Durables 0.3%
	Whirlpool Corp.	14,055	2,100,660

	Household Products 1.1%
	Kimberly-Clark Corp.	15,128	1,667,862
	Procter & Gamble Co. (The)	74,088	5,971,493
			7,639,355
	Independent Power and Renewable Electricity Producers 0.5%
	AES Corp. (The)	229,714	3,280,316

	Industrial Conglomerates 1.2%
	3M Co.	3,006	407,794
	General Electric Co.	285,196	7,383,724
			7,791,518
	Insurance 3.8%
	Aflac, Inc.	64,940	4,093,818
	American International Group, Inc.	117,843	5,893,328
	Chubb Corp. (The)	11,374	1,015,698
	Everest Re Group, Ltd.	19,515	2,986,771
	Genworth Financial, Inc. Class A (a)	94,323	1,672,347
	Lincoln National Corp.	66,038	3,346,145
	Travelers Companies, Inc. (The)	49,768	4,235,257
	Unum Group	67,460	2,382,013
			25,625,377
	Internet & Catalog Retail 1.6%
	Amazon.com, Inc. (a)	22,807	7,675,012
	Expedia, Inc.	42,351	3,070,447
			10,745,459
	Internet Software & Services 2.7%
	AOL, Inc. (a)	33,289	1,457,060
	Facebook, Inc. Class A (a)	65,268	3,931,744
¤	Google, Inc. Class A (a)	8,675	9,668,374
	VeriSign, Inc. (a)	58,989	3,180,097
			18,237,275
	IT Services 2.8%
	Computer Sciences Corp.	53,398	3,247,666
	Global Payments, Inc.	41,881	2,978,158
	International Business Machines Corp.	33,552	6,458,424
	MasterCard, Inc. Class A	2,565	191,606
	Visa, Inc. Class A	7,091	1,530,663
	Western Union Co. (The)	69,382	1,135,090
	Xerox Corp.	321,284	3,630,509
			19,172,116
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	54,218	3,031,870
	Covance, Inc. (a)	4,831	501,941
			3,533,811
	Machinery 1.7%
	Caterpillar, Inc.	55,672	5,532,127
	Oshkosh Corp.	52,033	3,063,183
	Trinity Industries, Inc.	42,117	3,035,372
			11,630,682
	Media 4.0%
	Cablevision Systems Corp. Class A	184,291	3,108,989
	Comcast Corp. Class A	161,250	8,065,725
	DIRECTV (a)	57,823	4,418,834
	Interpublic Group of Cos., Inc. (The)	188,885	3,237,489
	Twenty-First Century Fox, Inc. Class A	77,931	2,491,454
	Viacom, Inc. Class B	17,856	1,517,581
	Walt Disney Co. (The)	53,836	4,310,649
			27,150,721
	Metals & Mining 0.6%
	Alcoa, Inc.	289,768	3,729,314

	Multiline Retail 0.6%
	Macy's, Inc.	67,199	3,984,229

	Multi-Utilities 0.2%
	Public Service Enterprise Group, Inc.	31,067	1,184,895

	Oil, Gas & Consumable Fuels 6.8%
	Chesapeake Energy Corp.	81,783	2,095,281
¤	Chevron Corp.	94,843	11,277,781
	ConocoPhillips	41,129	2,893,425
¤	Exxon Mobil Corp.	160,317	15,659,765
	Marathon Petroleum Corp.	45,027	3,919,150
	Occidental Petroleum Corp.	1,161	110,632
	Phillips 66	62,154	4,789,587
	SM Energy Co.	10,429	743,483
	Valero Energy Corp.	78,311	4,158,314
			45,647,418
	Paper & Forest Products 0.2%
	Domtar Corp.	13,375	1,500,943

	Pharmaceuticals 6.9%
	AbbVie, Inc.	92,193	4,738,720
	Bristol-Myers Squibb Co.	11,589	602,049
	Eli Lilly & Co.	90,133	5,305,228
	Endo International PLC (a)	18,518	1,271,261
¤	Johnson & Johnson	143,910	14,136,279
	Merck & Co., Inc.	168,362	9,557,911
¤	Pfizer, Inc.	349,660	11,231,079
			46,842,527
	Professional Services 0.1%
	Dun & Bradstreet Corp.	743	73,817
	ManpowerGroup, Inc.	4,394	346,379
			420,196
	Real Estate Investment Trusts 0.2%
	Host Hotels & Resorts, Inc.	46,022	931,485
	Public Storage	3,026	509,851
			1,441,336
	Real Estate Management & Development 0.5%
	CBRE Group, Inc. Class A (a)	118,065	3,238,523

	Road & Rail 0.4%
	Union Pacific Corp.	13,564	2,545,420

	Semiconductors & Semiconductor Equipment 3.7%
	Broadcom Corp. Class A	88,810	2,795,739
	First Solar, Inc. (a)	56,909	3,971,679
	Intel Corp.	317,559	8,196,198
	Micron Technology, Inc. (a)	160,590	3,799,559
	NVIDIA Corp.	183,187	3,280,879
	Skyworks Solutions, Inc. (a)	85,899	3,222,931
			25,266,985
	Software 3.9%
	Cadence Design Systems, Inc. (a)	95,955	1,491,141
	Electronic Arts, Inc. (a)	56,623	1,642,633
¤	Microsoft Corp.	343,114	14,064,243
	Oracle Corp.	216,016	8,837,215
	Symantec Corp.	27,719	553,548
			26,588,780
	Specialty Retail 3.2%
	Advance Auto Parts, Inc.	19,740	2,497,110
	AutoZone, Inc. (a)	6,830	3,668,393
	Gap, Inc. (The)	80,389	3,220,383
	Home Depot, Inc. (The)	93,037	7,362,018
	Lowe's Companies, Inc.	102,724	5,023,204
			21,771,108
	Technology Hardware Storage & Peripherals 5.8%
¤	Apple, Inc.	41,270	22,151,260
	Hewlett-Packard Co.	175,287	5,672,287
	NetApp, Inc.	90,077	3,323,841
	SanDisk Corp.	28,261	2,294,511
	Seagate Technology PLC	71,691	4,026,167
	Western Digital Corp.	16,853	1,547,442
			39,015,508
	Textiles, Apparel & Luxury Goods 0.7%
	Fossil Group, Inc. (a)	14,655	1,708,919
	Hanesbrands, Inc.	40,241	3,077,632
			4,786,551
	Tobacco 2.0%
	Altria Group, Inc.	108,303	4,053,781
	Lorillard, Inc.	31,254	1,690,217
	Philip Morris International, Inc.	90,908	7,442,638
			13,186,636
	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	33,492	3,179,731

	Total Common Stocks (Cost $546,327,002)		670,264,903

	Exchange-Traded Fund 0.8% (b)
	S&P 500 Index - SPDR Trust Series 1	27,306	5,107,315

	Total Exchange-Traded Fund (Cost $4,911,349)		5,107,315

		Principal Amount
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $18,864 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $25,000 and a Market Value of $23,456)	$18,864	18,864
	Total Short-Term Investment (Cost $18,864)		18,864
	Total Investments (Cost $551,257,215) (c)	100.0%	675,391,082
	Other Assets, Less Liabilities	(0.0)‡	(30,597)
	Net Assets	100.0%	$675,360,485

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2014, cost was $554,724,703 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$126,961,183
Gross unrealized depreciation	(6,294,804)
Net unrealized appreciation	$120,666,379

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$670,264,903	$—	$—	$670,264,903
Exchange-Traded Fund	5,107,315	—	—	5,107,315
Short-Term Investment
Repurchase Agreement	—	18,864	—	18,864
Total Investments in Securities	$675,372,218	$18,864	$—	$675,391,082

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 42.4%
MainStay Epoch Global Choice Fund Class I (a)	1,289,644	$26,076,611
MainStay Epoch U.S. All Cap Fund Class I (a)	1,263,681	35,749,547
MainStay ICAP Equity Fund Class I	392,876	20,641,712
MainStay ICAP International Fund Class I	447,477	16,064,434
MainStay International Opportunities Fund Class I	1,448,568	13,268,881
MainStay MAP Fund Class I	876,826	39,641,300
MainStay U.S. Equity Opportunities Fund Class I (a)	3,465,046	30,007,298
MainStay VP Cornerstone Growth Portfolio Initial Class	337,942	11,309,313
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class	485,745	4,520,336
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,860,131	24,655,353
MainStay VP International Equity Portfolio Initial Class	396,042	5,541,314
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,676,211	37,767,643
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,514,467	16,592,544
MainStay VP Mid Cap Core Portfolio Initial Class	1,004,483	16,801,180
MainStay VP S&P 500 Index Portfolio Initial Class	526,454	20,128,493
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,216,333	31,012,744
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,528,446	21,404,604
Total Equity Funds (Cost $325,751,990)		371,183,307
Fixed Income Funds 57.6%
MainStay High Yield Municipal Bond Fund Class I	395,911	4,465,880
MainStay High Yield Opportunities Fund Class I	139,534	1,738,598
MainStay Short Duration High Yield Fund Class I (a)	2,892,771	29,390,555
MainStay Total Return Bond Fund Class I	3,244,213	34,972,611
MainStay VP Bond Portfolio Initial Class (a)	19,217,820	274,145,744
MainStay VP Cash Management Portfolio Initial Class	19,833,283	19,834,810
MainStay VP Floating Rate Portfolio Initial Class (a)	8,230,927	76,715,763
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,813,871	29,697,641
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,270,561	34,114,254
Total Fixed Income Funds (Cost $510,946,987)		505,075,856
Total Investments (Cost $836,698,977) (c)	100.0%	876,259,163
Other Assets, Less Liabilities	(0.0)‡	247,194
Net Assets	100.0%	$876,506,357

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2014, cost was $837,361,729 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$49,093,810
Gross unrealized depreciation	(10,196,376)
Net unrealized appreciation	$38,897,434

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$371,183,307	$—	$—	$371,183,307
Fixed Income Funds	505,075,856	—	—	505,075,856
Total Investments	$876,259,163	$—	$—	$876,259,163

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Convertible Securities 93.4%†
	Convertible Bonds 82.0%
	Airlines 1.8%
¤	United Airlines, Inc. 4.50%, due 1/15/15	$4,603,000	$10,955,140

	Auto Manufacturers 2.4%
	Ford Motor Co. 4.25%, due 11/15/16	1,868,000	3,391,588
	Navistar International Corp. 4.75%, due 4/15/19 (a)	2,802,000	2,810,756
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	8,284,450
			14,486,794
	Biotechnology 5.9%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	5,587,000	6,149,192
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (a)	3,515,000	4,147,700
	1.875%, due 9/1/20 (a)	4,595,000	5,554,206
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	5,140,000	16,113,900
	Medicines Co. (The) 1.375%, due 6/1/17	2,787,000	3,405,366
			35,370,364
	Chemicals 1.0%
	RPM International, Inc. 2.25%, due 12/15/20	5,191,000	6,041,026

	Commercial Services 1.1%
	Carriage Services, Inc. 2.75%, due 3/15/21 (a)	98,000	103,145
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	1,805,000	5,829,031
	ServiceSource International, Inc. 1.50%, due 8/1/18 (a)	823,000	777,221
			6,709,397
	Computers 2.8%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15	2,276,000	4,712,742
	SanDisk Corp. 0.50%, due 10/15/20 (a)	3,447,000	3,813,244
	Spansion LLC 2.00%, due 9/1/20 (a)	5,741,000	8,069,693
			16,595,679
	Distribution & Wholesale 0.4%
	WESCO International, Inc. 6.00%, due 9/15/29	912,000	2,710,920

	Electronics 1.7%
	Fluidigm Corp. 2.75%, due 2/1/34	2,508,000	2,866,958
	InvenSense, Inc. 1.75%, due 11/1/18 (a)	5,765,000	7,335,962
			10,202,920
	Entertainment 0.7%
	International Game Technology 3.25%, due 5/1/14	4,176,000	4,186,440

	Environmental Controls 1.0%
	Covanta Holding Corp. 3.25%, due 6/1/14	5,026,000	5,852,149

	Finance - Leasing Companies 1.6%
	Air Lease Corp. 3.875%, due 12/1/18	6,538,000	9,933,674

	Health Care - Products 4.3%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	5,246,000	5,373,871
	Insulet Corp. 3.75%, due 6/15/16	2,870,000	5,216,225
	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	10,604,737
	Wright Medical Group, Inc. 2.00%, due 8/15/17	3,663,000	4,997,706
			26,192,539
	Health Care - Services 1.2%
	WellPoint, Inc. 2.75%, due 10/15/42	4,852,000	7,117,277

	Home Builders 0.8%
	Lennar Corp. 3.25%, due 11/15/21 (a)	2,673,000	4,766,293

	Household Products & Wares 2.1%
¤	Jarden Corp. 1.875%, due 9/15/18	9,099,000	12,698,792

	Insurance 1.9%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	3,534,000	6,913,387
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	4,620,839
			11,534,226
	Internet 4.4%
	BroadSoft, Inc. 1.50%, due 7/1/18	921,000	970,504
	HomeAway, Inc. 0.125%, due 4/1/19 (a)	3,022,000	3,078,663
	priceline.com, Inc.
	0.35%, due 6/15/20 (a)	3,103,000	3,678,994
	1.00%, due 3/15/18	3,944,000	5,602,945
	Shutterfly, Inc. 0.25%, due 5/15/18 (a)	4,852,000	4,812,578
	Yahoo!, Inc. (zero coupon), due 12/1/18 (a)	7,978,000	8,147,532
			26,291,216
	Iron & Steel 1.3%
	United States Steel Corp. 2.75%, due 4/1/19	6,219,000	8,088,587

	Lodging 1.2%
	MGM Resorts International 4.25%, due 4/15/15	4,906,000	7,153,561

	Machinery - Diversified 1.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	5,340,000	7,192,312

	Media 0.6%
	Liberty Interactive LLC 3.50%, due 1/15/31	292,000	156,038
	Liberty Media Corp. 1.375%, due 10/15/23 (a)	3,916,000	3,683,487
			3,839,525
	Metal Fabricate & Hardware 1.2%
	RTI International Metals, Inc. 1.625%, due 10/15/19	7,493,000	7,404,021

	Miscellaneous - Manufacturing 2.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	12,662,156

	Oil & Gas 0.9%
	Energy XXI Bermuda, Ltd. 3.00%, due 12/15/18 (a)	5,418,000	5,316,413

	Oil & Gas Services 7.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	6,796,000	8,418,545
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	2,525,000	2,880,078
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(c)	11,252,000	19,152,029
	Newpark Resources, Inc. 4.00%, due 10/1/17	2,427,000	3,112,628
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	1,751,000	2,095,728
	Subsea 7 S.A.
	1.00%, due 10/5/17	2,000,000	1,990,500
	3.50%, due 10/13/14	3,700,000	4,480,700
			42,130,208
	Pharmaceuticals 7.6%
	Mylan, Inc. 3.75%, due 9/15/15	1,853,000	6,820,198
	Omnicare, Inc. 3.50%, due 2/15/44	6,968,000	7,063,810
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	2,294,000	6,536,466
¤	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	7,899,000	13,393,742
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	12,060,685
			45,874,901
	Real Estate Investment Trusts 2.5%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	6,766,631
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	8,388,188
			15,154,819
	Semiconductors 8.3%
	Intel Corp. 3.25%, due 8/1/39	6,303,000	8,824,231
	Microchip Technology, Inc. 2.125%, due 12/15/37	3,536,000	6,576,960
	Micron Technology, Inc. 1.625%, due 2/15/33	2,637,000	5,826,122
¤	Novellus Systems, Inc. 2.625%, due 5/15/41	6,793,000	11,628,767
	NVIDIA Corp. 1.00%, due 12/1/18 (a)	7,087,000	7,791,271
	Rambus, Inc. 1.125%, due 8/15/18 (a)	2,076,000	2,331,607
	Xilinx, Inc. 2.625%, due 6/15/17	3,770,000	7,087,600
			50,066,558
	Software 8.4%
	Akamai Technologies, Inc. (zero coupon), due 2/15/19 (a)	6,013,000	5,964,174
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	5,946,000	7,800,409
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (a)	5,567,000	6,374,215
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (a)	6,356,000	7,782,128
	Nuance Communications, Inc. 2.75%, due 11/1/31	5,927,000	5,967,748
	Proofpoint, Inc. 1.25%, due 12/15/18 (a)	3,930,000	4,627,575
	Salesforce.com, Inc. 0.25%, due 4/1/18 (a)	8,549,000	9,697,772
	ServiceNow, Inc. (zero coupon), due 11/1/18 (a)	2,233,000	2,403,266
			50,617,287
	Telecommunications 3.7%
	Ciena Corp. 4.00%, due 12/15/20	4,844,000	6,878,480
	Infinera Corp. 1.75%, due 6/1/18 (a)	1,118,000	1,165,515
	Ixia 3.00%, due 12/15/15	6,774,000	7,180,440
	JDS Uniphase Corp. 0.625%, due 8/15/33 (a)	6,601,000	6,955,804
			22,180,239
	Transportation 0.9%
	XPO Logistics, Inc. 4.50%, due 10/1/17	2,887,000	5,427,560

	Total Convertible Bonds (Cost $404,761,245)		494,752,993

		Shares
	Convertible Preferred Stocks 11.4%
	Aerospace & Defense 2.2%
¤	United Technologies Corp. 7.50%	201,554	13,417,450

	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. (The) 5.88%	57,600	4,170,816

	Food 0.9%
	Post Holdings, Inc.
	2.50% (a)	19,292	2,124,126
	3.75% (a)	27,639	3,513,111
			5,637,237
	Hand & Machine Tools 2.3%
¤	Stanley Black & Decker, Inc.
	4.75%	67,155	8,560,919
	6.25%	50,521	5,453,237
			14,014,156
	Insurance 2.1%
	Maiden Holdings, Ltd. 7.25%	40,993	2,002,508
	MetLife, Inc. 5.00%	345,195	10,632,006
			12,634,514
	Iron & Steel 1.3%
	ArcelorMittal 6.00%	324,819	7,789,160

	Oil & Gas 0.6%
	Sanchez Energy Corp. Series A 4.88%	48,100	3,592,305

	Pharmaceuticals 1.0%
	Omnicare Capital Trust II Series B 4.00% Callable 5/12/14 @ $50.00	84,000	6,165,600

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. Series I 6.50%	26,800	1,488,204

	Total Convertible Preferred Stocks (Cost $58,443,075)		68,909,442

	Total Convertible Securities (Cost $463,204,320)		563,662,435

	Common Stocks 4.7%
	Aerospace & Defense 0.5%
	Triumph Group, Inc.	42,886	2,769,578

	Auto Manufacturers 0.4%
	General Motors Co. (d)	72,307	2,488,807

	Banks 0.2%
	Citigroup, Inc.	22,229	1,058,100

	Internet 0.3%
	TIBCO Software, Inc. (d)	73,482	1,493,154

	Iron & Steel 0.2%
	Allegheny Technologies, Inc.	21,108	795,350
	United States Steel Corp.	20,204	557,832
			1,353,182
	Oil & Gas 0.2%
	Ensco PLC Class A	19,000	1,002,820

	Oil & Gas Services 2.2%
	Baker Hughes, Inc.	75,000	4,876,500
	Cameron International Corp. (d)	33,365	2,060,956
	Halliburton Co.	73,392	4,322,055
	Schlumberger, Ltd.	22,000	2,145,000
			13,404,511
	Semiconductors 0.2%
	ON Semiconductor Corp. (d)	157,001	1,475,810

	Transportation 0.5%
	Tidewater, Inc.	67,537	3,283,649

	Total Common Stocks (Cost $27,377,380)		28,329,611

		Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (d)	634	15,748
	Strike Price $18.33 Expires 7/10/19 (d)	634	11,038
	Total Warrants (Cost $569)		26,786

		Principal Amount
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $8,291,959 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $9,015,000 and a Market Value of $8,458,143)	$8,291,959	8,291,959

	Total Short-Term Investment (Cost $8,291,959)		8,291,959

	Total Investments (Cost $498,874,228) (e)	99.5%	600,310,791
	Other Assets, Less Liabilities	0.5	2,881,861
	Net Assets	100.0%	$603,192,652

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2014.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.2% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of March 31, 2014, cost was $500,035,325 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$109,243,576
Gross unrealized depreciation	(8,968,110)
Net unrealized appreciation	$100,275,466

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$494,752,993	$—	$494,752,993
Convertible Preferred Stocks	68,909,442	—	—	68,909,442
Total Convertible Securities	68,909,442	494,752,993	—	563,662,435
Common Stocks	28,329,611	—	—	28,329,611
Warrants	26,786	—	—	26,786
Short-Term Investment
Repurchase Agreement	—	8,291,959	—	8,291,959
Total Investments in Securities	$97,265,839	$503,044,952	$—	$600,310,791

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2014, a convertible preferred stock with a value of $3,289,345 was transferred from Level 2 to Level 1 as the price of this security was based on evaluated bid pricing compared with the prior year price which was based on quoted prices. The value as of March 31, 2014, for this security is based on an evaluated bid price in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Convertible Bonds
Internet	$234	$-	$-	$(234)	$-	$-	$-	$-	$-	$-
Total	$234	$-	$-	$(234)	$-	$-	$-	$-	$-	$-

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 3.3%
	Precision Castparts Corp.	49,386	$12,482,805
	Textron, Inc.	139,544	5,482,684
			17,965,489
	Auto Components 0.9%
	Johnson Controls, Inc.	104,012	4,921,848

	Automobiles 0.7%
	Tesla Motors, Inc. (a)	17,435	3,634,326

	Banks 2.2%
	First Republic Bank	221,116	11,938,053

	Beverages 2.6%
	Diageo PLC, Sponsored ADR	114,313	14,242,257

	Biotechnology 4.8%
	Alexion Pharmaceuticals, Inc. (a)	17,174	2,612,681
	Gilead Sciences, Inc. (a)	205,146	14,536,645
	Pharmacyclics, Inc. (a)	92,059	9,226,153
			26,375,479
	Capital Markets 2.4%
	T. Rowe Price Group, Inc.	158,302	13,036,170

	Chemicals 2.4%
	Sherwin-Williams Co. (The)	65,923	12,995,401

	Construction & Engineering 2.1%
	Fluor Corp.	148,590	11,549,901

	Diversified Financial Services 2.0%
	CME Group, Inc.	148,966	11,024,974

	Energy Equipment & Services 2.9%
¤	Schlumberger, Ltd.	162,075	15,802,312

	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	48,112	5,373,148
	Whole Foods Market, Inc.	157,374	7,980,436
			13,353,584
	Food Products 0.8%
	WhiteWave Foods Co. Class A (a)	146,624	4,184,649

	Health Care Equipment & Supplies 2.9%
¤	Edwards Lifesciences Corp. (a)	218,666	16,218,457

	Health Care Providers & Services 4.1%
¤	Catamaran Corp. (a)	503,239	22,524,978

	Hotels, Restaurants & Leisure 3.3%
¤	Starbucks Corp.	246,069	18,056,543

	Household Durables 2.7%
	PulteGroup, Inc.	777,498	14,920,187

	Internet & Catalog Retail 3.7%
¤	Amazon.com, Inc. (a)	47,367	15,939,943
	Shutterfly, Inc. (a)	98,054	4,184,944
			20,124,887
	Internet Software & Services 15.4%
	Facebook, Inc. Class A (a)	198,504	11,957,881
¤	Google, Inc. Class A (a)	32,284	35,980,841
	LinkedIn Corp. Class A (a)	43,554	8,054,877
¤	Rackspace Hosting, Inc. (a)	512,614	16,823,991
	Zillow, Inc. Class A (a)	138,486	12,200,617
			85,018,207
	IT Services 2.7%
	Visa, Inc. Class A	70,221	15,157,905

	Media 4.9%
	Comcast Corp. Class A	284,087	14,210,032
	Walt Disney Co. (The)	161,644	12,942,835
			27,152,867
	Metals & Mining 1.1%
	Freeport-McMoRan Copper & Gold, Inc.	186,158	6,156,245

	Oil, Gas & Consumable Fuels 2.8%
	Anadarko Petroleum Corp.	80,943	6,860,728
	Cobalt International Energy, Inc. (a)	474,946	8,701,011
			15,561,739
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	81,195	5,430,321

	Semiconductors & Semiconductor Equipment 3.4%
	Altera Corp.	171,102	6,200,737
	Micron Technology, Inc. (a)	535,261	12,664,275
			18,865,012
	Software 4.8%
¤	Salesforce.com, Inc. (a)	461,987	26,374,838

	Specialty Retail 4.5%
¤	Home Depot, Inc. (The)	238,550	18,876,461
	TJX Cos., Inc. (The)	101,715	6,169,015
			25,045,476
	Technology Hardware Storage & Peripherals 1.3%
	Stratasys, Ltd. (a)	69,758	7,400,626

	Textiles, Apparel & Luxury Goods 4.5%
	Kate Spade & Co. (a)	120,294	4,461,704
	Lululemon Athletica, Inc. (a)	29,110	1,530,895
	NIKE, Inc. Class B	152,050	11,230,413
	PVH Corp.	61,031	7,614,838
			24,837,850
	Trading Companies & Distributors 5.6%
¤	Fastenal Co.	347,263	17,127,011
	United Rentals, Inc. (a)	145,624	13,825,543
			30,952,554
	Total Common Stocks (Cost $493,078,634)		540,823,135

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $14,527,601 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $16,065,000 and a Market Value of $14,820,091)	$14,527,601	14,527,601
Total Short-Term Investment (Cost $14,527,601)		14,527,601
Total Investments (Cost $507,606,235) (b)	100.9%	555,350,736
Other Assets, Less Liabilities	(0.9)	(4,789,395)
Net Assets	100.0%	$550,561,341

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $508,185,826 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$63,807,671
Gross unrealized depreciation	(16,642,761)
Net unrealized appreciation	$47,164,910

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$540,823,135	$—	$—	$540,823,135
Short-Term Investment
Repurchase Agreement	—	14,527,601	—	14,527,601
Total Investments in Securities	$540,823,135	$14,527,601	$—	$555,350,736

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 90.7% †
	Brazil 4.8%
	Banco do Brasil S.A. (Banks)	57,188	$574,652
	Banco Santander Brasil S.A., ADR (Banks)	107,652	599,622
	Bematech S.A. (Technology Hardware Storage & Peripherals)	7,200	26,496
	BR Properties S.A. (Real Estate Management & Development)	425,900	3,496,922
	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Food Products)	12,600	48,756
	Brookfield Incorporacoes S.A. (Household Durables) (a)	58,216	37,459
	Cia Providencia Industria e Comercio S.A. (Textiles, Apparel & Luxury Goods)	14,400	51,089
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	6,501	39,138
	Embraer S.A. (Aerospace & Defense)	592,820	5,288,090
	Even Construtora e Incorporadora S.A. (Household Durables)	370,700	1,241,657
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)	35,626	394,024
	Gafisa S.A., ADR (Household Durables)	43,491	138,301
	Gerdau S.A. (Metals & Mining)	17,100	89,231
	Gerdau S.A., Sponsored ADR (Metals & Mining)	48,512	310,962
	Industrias Romi S.A. (Machinery)	3,600	8,092
	JBS S.A. (Food Products)	105,500	360,811
	Kepler Weber S.A. (Machinery)	3,300	53,667
	Log-in Logistica Intermodal S.A. (Marine) (a)	1,900	6,774
	Magnesita Refratarios S.A. (Construction Materials)	29,271	64,760
	Marfrig Global Foods S.A. (Food Products) (a)	53,600	103,704
	MMX Mineracao e Metalicos S.A. (Metals & Mining) (a)	2,598	2,931
	MRV Engenharia e Participacoes S.A. (Household Durables)	13,517	48,194
	Paranapanema S.A. (Metals & Mining) (a)	40,300	65,539
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables) (a)	180,340	114,451
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	29,107	191,909
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	153,952	2,135,314
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	97,689	1,284,610
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	771
	Rodobens Negocios Imobiliarios S.A. (Household Durables)	2,000	10,401
	Rossi Residencial S.A. (Household Durables) (a)	84,287	67,236
	SLC Agricola S.A. (Food Products)	12,308	95,415
	Tecnisa S.A. (Household Durables) (a)	5,700	19,971
	Tereos Internacional S.A. (Food Products)	16,700	12,807
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	27,931
¤	Vale S.A. (Metals & Mining)	8,581	118,826
	Vanguarda Agro S.A. (Food Products) (a)	60,632	80,166
			17,210,679
	Chile 0.9%
	Aguas Andinas S.A. Class A (Water Utilities)	2,335,832	1,464,434
	Cencosud S.A. (Food & Staples Retailing)	29,068	96,421
	Cia General de Electricidad S.A. (Electric Utilities)	9,843	48,104
	Cia Sud Americana de Vapores S.A. (Marine) (a)	394,861	19,319
	Corpbanca S.A. (Banks)	1,873,312	22,372
	Empresa Nacional de Telecomunicaciones S.A. (Wireless Telecommunication Services)	35,253	431,811
	Empresas CMPC S.A. (Paper & Forest Products)	161,200	370,683
	Empresas Iansa S.A. (Food Products)	96,500	3,519
	Enersis S.A., Sponsored ADR (Electric Utilities)	51,039	792,636
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	26,299	42,683
	Masisa S.A. (Paper & Forest Products)	430,626	23,480
	Ripley Corp. S.A. (Multiline Retail)	62,190	38,785
	Salfacorp S.A. (Construction & Engineering)	9,316	8,579
	Sociedad Matriz SAAM S.A. (Transportation Infrastructure)	188,394	16,257
	Socovesa S.A. (Household Durables)	26,762	6,198
			3,385,281
	China 14.2%
	Agile Property Holdings, Ltd. (Real Estate Management & Development)	108,000	88,555
	Agricultural Bank of China, Ltd. Class H (Banks)	1,430,000	623,142
	Air China, Ltd. (Airlines)	3,058,000	1,805,665
	Aluminum Corp. of China, Ltd., ADR (Metals & Mining) (a)	8,650	74,649
	Aluminum Corp. of China, Ltd. (Metals & Mining) (a)	60,000	20,654
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	22,974
	Angang Steel Co., Ltd. Class H (Metals & Mining) (a)	112,000	69,021
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	52,330
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	14,678
	Bank of China, Ltd. Class H (Banks)	4,694,000	2,081,784
	Bank of Communications Co., Ltd. Class H (Banks)	664,000	434,020
	BBMG Corp. Class H (Construction Materials)	42,500	33,150
	Beijing Capital Land, Ltd. Class H (Real Estate Management & Development)	90,000	33,069
	BYD Electronic International Co., Ltd. (Communications Equipment) (a)	89,000	52,208
	C C Land Holdings, Ltd. (Real Estate Management & Development)	187,000	41,467
	China Aerospace International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	198,000	20,166
	China Agri-Industries Holdings, Ltd. (Food Products)	165,800	64,554
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	40,356
	China Automation Group, Ltd. (Machinery)	110,000	18,436
	China CITIC Bank Corp., Ltd. Class H (Banks)	632,000	364,216
	China Coal Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	339,000	191,429
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	349,000	243,420
	China Construction Bank Corp. Class H (Banks)	227,000	158,913
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	165,000	32,760
	China Everbright, Ltd. (Capital Markets)	68,000	87,318
	China Glass Holdings, Ltd. (Building Products) (a)	172,000	21,288
	China Haidian Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	130,000	15,084
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	95,000	70,915
	China Hongqiao Group, Ltd. (Metals & Mining)	104,500	66,016
	China ITS Holdings Co., Ltd. (IT Services)	57,000	10,288
	China Lumena New Materials Corp. (Chemicals) (b)	260,000	41,900
	China Merchants Bank Co., Ltd. Class H (Banks)	89,500	162,465
	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	414,000	1,425,102
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(b)(c)	75,000	17,097
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	1,083,000	9,913,363
	China National Building Material Co., Ltd. Class H (Construction Materials)	50,000	50,151
	China National Materials Co., Ltd. Class H (Construction Materials)	101,000	18,100
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,630,800	1,463,336
	China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	134,000	16,067
	China Properties Group, Ltd. (Real Estate Management & Development) (a)	124,000	27,177
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	155,500	131,513
	China Railway Group, Ltd. Class H (Construction & Engineering)	163,000	75,863
	China Rare Earth Holdings, Ltd. (Metals & Mining) (a)	130,000	17,095
	China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery) (a)	102,000	16,306
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	176,400	37,752
	China Shanshui Cement Group Ltd. (Construction Materials)	48,000	20,236
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	2,253,500	6,507,884
	China Shipping Container Lines Co., Ltd. Class H (Marine) (a)	364,000	82,594
	China Shipping Development Co., Ltd. Class H (Marine) (a)	134,000	76,532
	China Southern Airlines Co., Ltd. Class H (Airlines)	188,000	61,079
	China Tontine Wines Group, Ltd. (Beverages) (a)	298,000	12,871
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	290,000	58,699
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services)	37,272	490,500
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining) (a)	138,000	15,657
	China Yurun Food Group, Ltd. (Food Products) (a)	113,000	58,274
	China Zhongwang Holdings, Ltd. (Metals & Mining) (a)	166,000	51,791
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	22,309
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	108,000	47,480
	Citic Pacific, Ltd. (Industrial Conglomerates)	123,000	217,567
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	284,000	37,713
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (a)	79,500	21,011
	COSCO Pacific, Ltd. (Transportation Infrastructure)	138,584	176,703
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	4,818,000	6,845,144
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development)	463,000	219,069
	Fantasia Holdings Group Co., Ltd. (Real Estate Management & Development)	169,500	25,131
	Fosun International, Ltd. (Metals & Mining)	72,000	90,412
	Franshion Properties China, Ltd. (Real Estate Management & Development)	286,000	95,499
	Global Bio-Chem Technology Group Co., Ltd. (Food Products) (a)	200,000	8,251
	Glorious Property Holdings, Ltd. (Real Estate Management & Development) (a)	125,000	17,082
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	336,000	33,355
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	756,000	127,681
	Greentown China Holdings, Ltd. (Real Estate Management & Development)	40,000	43,422
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail)	2,500	52,900
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	39,799
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (a)	1,035,000	21,083
	Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels) (a)	107,000	12,415
	HKC Holdings, Ltd. (Construction & Engineering) (a)	248,000	7,194
	Hopson Development Holdings, Ltd. (Real Estate Management & Development) (a)	30,000	28,080
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	206,000	126,683
	Jiangxi Copper Co., Ltd. Class H (Metals & Mining)	12,000	20,174
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	74,000	52,377
	Kaisa Group Holdings, Ltd. (Real Estate Management & Development) (a)	69,000	24,730
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	58,800	114,772
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	108,000	39,683
	KWG Property Holding, Ltd. (Real Estate Management & Development)	77,500	42,564
	Lonking Holdings, Ltd. (Machinery) (a)	166,000	32,530
	Maanshan Iron & Steel Class H (Metals & Mining) (a)	176,000	38,574
	Maoye International Holdings, Ltd. (Multiline Retail)	135,000	20,190
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering) (a)	217,000	36,929
	MIE Holdings Corp. (Oil, Gas & Consumable Fuels)	76,000	14,403
	MMG, Ltd. (Metals & Mining) (a)	48,000	9,901
	New World China Land, Ltd. (Real Estate Management & Development)	98,000	82,504
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	31,000	24,180
	Pacific Basin Shipping, Ltd. (Marine)	3,626,000	2,314,020
	Parkson Retail Group, Ltd. (Multiline Retail)	149,000	46,872
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	31,677
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	5,275,550	5,747,231
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development)	174,000	76,720
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	21,760
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development) (a)	1,082,000	67,656
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	242,206	28,104
	Samson Holding, Ltd. (Household Durables)	212,000	28,152
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	1,675,000	125,250
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	69,000	30,957
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	40,000	132,276
	Shanghai Industrial Urban Development Group, Ltd. (Real Estate Management & Development) (a)	70,000	13,447
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services)	277,500	15,026
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	230,799	74,389
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	92,495
	Shui On Land, Ltd. (Real Estate Management & Development)	349,833	97,871
	Sino Oil and Gas Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	985,000	28,573
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	358,767	195,653
	Sinofert Holdings, Ltd. (Chemicals)	216,000	27,848
	Sinotrans Shipping, Ltd. (Marine)	133,000	39,609
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	220,000	110,050
	Sinotruk Hong Kong, Ltd. (Machinery) (c)	3,025,500	1,630,451
	Soho China, Ltd. (Real Estate Management & Development)	193,000	158,749
	TCC International Holdings, Ltd. (Construction Materials)	102,000	51,286
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	36,645
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	204,000	32,876
	Tianneng Power International, Ltd. (Auto Components)	52,000	17,565
	TPV Technology, Ltd. (Technology Hardware Storage & Peripherals)	82,000	13,849
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	2,000	1,423
	Weichai Power Co., Ltd. Class H (Machinery)	834,000	3,150,416
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	35,067
	West China Cement, Ltd. (Construction Materials)	288,000	32,303
	Xingda International Holdings, Ltd. (Auto Components)	16,000	8,045
	Yanchang Petroleum International, Ltd. (Oil, Gas & Consumable Fuels) (a)	70,000	3,610
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	82,000	61,951
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	404,000	83,337
	Zoomlion Heavy Industry Science and Technology Co., Ltd. (Machinery)	49,600	34,403
			51,269,035
	Colombia 1.5%
	BanColombia S.A., Sponsored ADR (Banks)	88,955	5,024,179
	Cementos Argos S.A. (Construction Materials)	8,300	42,427
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	6,531	120,887
	Grupo Nutresa S.A. (Food Products)	4,675	64,674
			5,252,167
	Czech Republic 2.9%
	CEZ AS (Electric Utilities)	50,016	1,433,238
¤	Komercni Banka A.S. (Banks)	37,675	8,999,815
	Unipetrol A.S. (Chemicals) (a)	10,000	72,492
			10,505,545
	Greece 0.0%‡
	Piraeus Bank S.A. (Banks) (a)	3,696	10,184

	Hungary 0.9%
	OTP Bank PLC (Banks)	173,544	3,323,610

	India 1.4%
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	146,196	4,532,076
	Sesa Sterlite, Ltd., ADR (Metals & Mining)	27,936	346,965
	State Bank of India, GDR (Banks)	2,812	178,843
	Tata Steel, Ltd., GDR (Metals & Mining)	21,252	138,032
			5,195,916
	Indonesia 4.5%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	946,000	81,609
	Agung Podomoro Land Tbk PT (Real Estate Management & Development)	299,000	7,449
	AKR Corporindo Tbk PT (Trading Companies & Distributors)	4,302,500	1,831,214
	Aneka Tambang Persero Tbk PT (Metals & Mining)	368,000	36,768
	Astra International Tbk PT (Automobiles)	3,761,500	2,441,995
	Bakrie Sumatera Plantations Tbk PT (Food Products) (a)	1,887,000	8,305
	Bank Bukopin Tbk PT (Banks)	584,500	32,929
	Bank Danamon Indonesia Tbk PT (Banks)	321,500	123,110
	Bank Mandiri Persero Tbk PT (Banks)	422,800	351,713
	Bank Negara Indonesia Persero Tbk PT (Banks)	716,500	312,838
	Bank Pan Indonesia Tbk PT (Banks) (a)	389,000	25,682
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	227,000	20,882
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,299,300	1,938,010
	Bank Tabungan Negara Persero Tbk PT (Banks)	436,223	49,344
	Barito Pacific Tbk PT (Chemicals) (a)	358,000	10,715
	Benakat Integra Tbk PT (Oil, Gas & Consumable Fuels) (a)	1,089,000	11,120
	Berau Coal Energy Tbk PT (Oil, Gas & Consumable Fuels) (a)	314,000	4,616
	Bhakti Investama Tbk PT (Media)	2,097,500	63,331
	Bisi International Tbk PT (Food Products)	92,000	5,345
	Borneo Lumbung Energi & Metal Tbk PT (Metals & Mining) (a)	932,000	10,173
	Bumi Resources Minerals Tbk PT (Metals & Mining) (a)	552,500	11,478
	Ciputra Development Tbk PT (Real Estate Management & Development)	684,000	69,845
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	41,281
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (a)	5,217,000	45,465
	Gajah Tunggal Tbk PT (Auto Components)	226,500	42,369
	Garuda Indonesia Persero Tbk PT (Airlines) (a)	301,000	13,169
	Hexindo Adiperkasa Tbk PT (Trading Companies & Distributors)	34,500	11,935
	Holcim Indonesia Tbk PT (Construction Materials)	81,000	19,680
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (a)	279,000	36,594
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels)	287,500	14,805
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	1,444,000	3,095,194
	Intiland Development Tbk PT (Real Estate Management & Development)	876,000	34,932
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development)	1,951,130	43,969
	Lippo Karawaci Tbk PT (Real Estate Management & Development)	2,085,500	199,187
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	55,789
	Multipolar Corp. Tbk PT (Multiline Retail)	288,500	11,377
	Panin Financial Tbk PT (Insurance) (a)	2,317,000	53,030
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	227,000	44,161
	Polychem Indonesia Tbk PT (Chemicals) (a)	586,000	10,781
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	4,500	551
	Salim Ivomas Pratama Tbk PT (Food Products)	169,000	13,612
	Sampoerna Agro Tbk PT (Food Products)	94,000	17,666
	Sentul City Tbk PT (Real Estate Management & Development) (a)	1,963,000	31,277
	Tiga Pilar Sejahtera Food Tbk PT (Food Products)	390,000	70,722
	Timah Persero Tbk PT (Metals & Mining)	354,500	60,852
	United Tractors Tbk PT (Machinery)	2,667,600	4,872,597
	Vale Indonesia Tbk PT (Metals & Mining)	307,500	76,334
			16,365,800
	Malaysia 2.7%
	Affin Holdings BHD (Banks)	48,200	57,123
	AirAsia BHD (Airlines)	93,600	73,091
	Alliance Financial Group BHD (Banks)	22,300	30,116
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	61,854
	BIMB Holdings BHD (Banks)	6,100	8,088
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	96,765
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	16,100	48,317
	DRB-Hicom BHD (Automobiles)	108,900	82,371
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	24,800
	Evergreen Fibreboard BHD (Paper & Forest Products) (a)	99,100	16,388
	Faber Group BHD (Health Care Providers & Services)	64,200	56,621
	Genting BHD (Hotels, Restaurants & Leisure)	1,376,600	4,215,587
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	216,900	278,971
	Glomac BHD (Real Estate Management & Development)	83,300	27,550
	HAP Seng Consolidated BHD (Industrial Conglomerates)	78,500	72,358
	HAP Seng Plantations Holdings BHD (Food Products)	11,800	9,793
	Hong Leong Financial Group BHD (Banks)	21,000	100,836
	IGB Corp. BHD (Real Estate Management & Development)	107,800	89,462
	IJM Corp. BHD (Construction & Engineering)	128,500	241,614
	IJM Land BHD (Real Estate Management & Development)	44,200	40,065
	Inch Kenneth Kajang Rubber BHD (Industrial Conglomerates)	39,800	9,933
	Insas BHD (Capital Markets)	73,264	28,045
	Iris Corp. BHD (Software)	213,600	33,687
	JAKS Resources BHD (Construction & Engineering) (a)	176,800	28,154
	JCY International BHD (Technology Hardware Storage & Peripherals)	70,400	15,630
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (a)	613,700	16,914
	Kian JOO CAN Factory BHD (Containers & Packaging)	31,300	31,535
	KNM Group BHD (Energy Equipment & Services) (a)	120,800	28,669
	KSL Holdings BHD (Real Estate Management & Development) (a)	69,100	44,649
	KUB Malaysia BHD (Oil, Gas & Consumable Fuels) (a)	149,300	19,431
	Kulim Malaysia BHD (Food Products) (a)	60,900	62,662
	Kwantas Corp. BHD (Food Products)	35,700	24,161
	Lion Industries Corp. BHD (Metals & Mining)	108,300	20,231
	Malayan Banking BHD (Banks)	579,125	1,716,714
	Malayan Flour Mills BHD (Food Products)	20,300	9,573
	Malaysian Bulk Carriers BHD (Marine)	30,100	18,896
	Malaysian Resources Corp. BHD (Construction & Engineering)	146,000	73,324
	MBM Resources BHD (Distributors)	18,200	18,114
	Media Prima BHD (Media)	53,700	38,809
	Metro Kajang Holdings BHD (Real Estate Management & Development)	39,040	57,983
	MISC BHD (Marine) (a)	139,200	294,130
	MMC Corp. BHD (Industrial Conglomerates)	113,300	97,843
	Mudajaya Group BHD (Construction & Engineering)	24,000	19,844
	Muhibbah Engineering (M) BHD (Construction & Engineering)	2,100	1,858
	Mulpha International BHD (Diversified Financial Services) (a)	161,400	20,512
	Multi-Purpose Holdings BHD (Hotels, Restaurants & Leisure)	50,300	46,056
	Naim Holdings BHD (Real Estate Management & Development)	33,000	34,561
	OSK Holdings BHD (Capital Markets)	67,700	34,622
	Parkson Holdings BHD (Multiline Retail)	16,800	15,434
	PPB Group BHD (Food Products)	60,600	308,428
	RHB Capital BHD (Banks)	68,729	177,216
	Rimbunan Sawit BHD (Food Products)	43,600	10,948
	Salcon BHD (Water Utilities)	72,400	16,518
	Sarawak Plantation BHD (Food Products)	30,200	24,785
	Scomi Group BHD (Energy Equipment & Services) (a)	139,000	18,516
	Selangor Properties BHD (Real Estate Management & Development)	31,300	50,801
	Sunway BHD (Real Estate Management & Development)	54,666	50,724
	Ta Ann Holdings BHD (Paper & Forest Products)	11,100	14,209
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	174,000	43,693
	TDM BHD (Food Products)	30,000	8,452
	TH Plantations BHD (Food Products)	30,300	18,650
	Time dotCom BHD (Diversified Telecommunication Services) (a)	14,340	16,907
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	7,223
	UOA Development BHD (Real Estate Management & Development)	48,900	32,495
	Wah Seong Corp. BHD (Energy Equipment & Services)	55,768	32,619
	WCT Holdings BHD (Construction & Engineering)	97,060	64,499
	YTL Corp. BHD (Multi-Utilities)	527,360	247,086
			9,637,513
	Mexico 6.7%
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	9,760,320	9,733,780
	Axtel S.A.B. de C.V. (Diversified Telecommunication Services) (a)	141,000	47,952
	Cemex S.A.B. de C.V., Sponsored ADR (Construction Materials) (a)	117,144	1,479,529
	Cia Minera Autlan S.A.B. de C.V. (Metals & Mining)	21,790	18,042
	Consorcio ARA S.A.B. de C.V. (Household Durables) (a)	108,695	48,538
	Controladora Comercial Mexicana S.A.B. de C.V. (Food & Staples Retailing)	61,333	254,390
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)(b)	88,600	1,772
	Empresas ICA S.A.B. de C.V., Sponsored ADR (Construction & Engineering) (a)	17,519	115,450
	Fomento Economico Mexicano Sab De Cv, Sponsored ADR (Beverages)	428	39,907
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	21,500	177,856
	Grupo Aeromexico S.A.B. de C.V. (Airlines) (a)	800	1,279
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	5,534	20,075
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	49,341	288,892
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Transportation Infrastructure)	4,000	490,560
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	92,357
	Grupo Famsa S.A.B. de C.V. Class A (Multiline Retail) (a)	1,000	1,520
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	245,351	1,659,227
	Grupo Financiero Inbursa S.A.B. de C.V. (Banks)	48,594	125,547
	Grupo Simec S.A.B. de C.V. Series B (Metals & Mining) (a)	17,499	66,790
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products)	3,919	171,064
	Industrias CH S.A.B. de C.V. Series B (Metals & Mining) (a)	25,200	139,767
	Megacable Holdings S.A.B. de C.V. (Media)	59,751	243,800
	Mexichem Sab De Cv (Chemicals)	20,323	71,607
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	76,500	198,406
	Organizacion Soriana S.A.B. de C.V. Class B (Food & Staples Retailing) (a)	82,245	253,246
¤	Ternium S.A., Sponsored ADR (Metals & Mining)	278,710	8,244,242
	TV Azteca S.A.B. de C.V. (Media)	83,664	50,946
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(b)(c)	101,900	4,076
			24,040,617
	Peru 0.9%
	Cia de Minas Buenaventura S.A., ADR (Metals & Mining)	247,913	3,116,266

	Philippines 0.3%
	Atlas Consolidated Mining & Development (Metals & Mining)	32,500	10,131
	BDO Unibank, Inc. (Banks)	92,670	175,648
	Cebu Air, Inc. (Airlines)	5,000	5,346
	China Banking Corp. (Banks)	35,453	46,209
	Filinvest Land, Inc. (Real Estate Management & Development)	1,563,000	50,189
	First Philippine Holdings Corp. (Electric Utilities)	22,100	35,729
	Global-Estate Resorts, Inc. (Real Estate Management & Development) (a)	570,000	23,387
	JG Summit Holdings, Inc. (Industrial Conglomerates)	101,200	111,705
	Lopez Holdings Corp. (Media)	273,200	28,328
	Megaworld Corp. (Real Estate Management & Development)	1,384,000	129,311
	Philippine National Bank (Banks) (a)	26,231	47,964
	Rizal Commercial Banking Corp. (Banks)	19,780	20,730
	Robinsons Land Corp. (Real Estate Management & Development)	51,500	25,150
	San Miguel Corp. (Industrial Conglomerates)	54,870	92,990
	Top Frontier Investment Holdings Inc. (Industrial Conglomerates) (a)	6,992	13,869
	Union Bank of Philippines (Banks)	23,150	62,773
	Vista Land & Lifescapes, Inc. (Real Estate Management & Development)	484,000	56,878
			936,337
	Poland 4.7%
	Asseco Poland S.A. (Software)	7,269	112,865
	Bank Handlowy w Warszawie S.A. (Banks)	104,470	3,921,339
	Bank Pekao S.A. (Banks)	86,837	5,645,927
	Enea S.A. (Electric Utilities)	10,613	56,157
	Getin Holding S.A. (Banks)	347	373
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	158,090	1,986,189
	KGHM Polska Miedz S.A. (Metals & Mining)	5,046	181,728
	Kopex S.A. (Machinery)	2,064	9,058
	Netia S.A. (Diversified Telecommunication Services) (a)	23,993	40,467
	Orange Polska S.A. (Diversified Telecommunication Services)	1,044,662	3,575,717
	PGE S.A. (Electric Utilities)	86,246	539,073
	Polimex-Mostostal S.A. (Construction & Engineering) (a)(c)	58,304	2,121
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	42,274	604,234
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	240,599
			16,915,847
	Republic of Korea 20.6%
	AUK Corp. (Semiconductors & Semiconductor Equipment) (a)	11,290	22,114
	BS Financial Group, Inc. (Banks)	7,900	111,696
	China Ocean Resources Co., Ltd. (Food Products) (a)	7,670	27,381
	COSMO Chemical Co., Ltd. (Chemicals) (a)	2,200	15,728
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	35,024
	Daechang Co., Ltd. (Metals & Mining) (a)	25,940	23,858
	Daelim Industrial Co., Ltd. (Construction & Engineering)	3,531	287,602
	Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	6,440	48,098
	Daewoo Securities Co., Ltd. (Capital Markets) (a)	7,530	58,007
	Daishin Securities Co., Ltd. (Capital Markets)	3,040	25,504
	DGB Financial Group, Inc. (Banks)	3,260	47,164
	Dongbu Securities Co., Ltd. (Capital Markets)	7,510	25,328
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	4,860	56,843
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	37,613
	Doosan Corp. (Industrial Conglomerates)	200	26,023
	Doosan Infracore Co., Ltd. (Machinery) (a)	1,610	20,722
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (a)	10,150	24,315
	GS Engineering & Construction Corp. (Construction & Engineering) (a)	2,246	76,593
	GS Holdings (Oil, Gas & Consumable Fuels)	6,691	302,979
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	47	10,685
	Hana Financial Group, Inc. (Banks)	19,786	723,073
	Hanil Cement Co., Ltd. (Construction Materials)	446	54,050
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	5,540	70,262
	Hanjin Shipping Co., Ltd. (Marine) (a)	10,650	64,333
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	41,638
	Hansol Paper Co. (Paper & Forest Products)	4,580	52,063
	Hanwha Chemical Corp. (Chemicals)	11,020	200,326
	Hanwha Corp. (Chemicals)	3,560	107,357
	Hanwha Life Insurance Co., Ltd. (Insurance)	19,850	130,164
	Hanwha Securities Co. (Capital Markets) (a)	7,600	26,275
	HMC Investment Securities Co., Ltd. (Capital Markets)	2,540	24,101
	Hyosung Corp. (Chemicals)	2,989	215,656
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (a)	1,180	21,395
	Hyundai Department Store Co., Ltd. (Multiline Retail)	22,548	3,007,953
	Hyundai Development Co. (Construction & Engineering)	7,400	208,558
¤	Hyundai Heavy Industries Co., Ltd. (Machinery)	41,939	8,313,335
¤	Hyundai Mobis (Auto Components)	25,973	7,686,124
¤	Hyundai Motor Co. (Automobiles)	40,450	9,538,212
	Hyundai Securities Co., Ltd. (Capital Markets) (a)	14,040	85,207
	Hyundai Steel Co. (Metals & Mining)	5,901	381,407
	Industrial Bank of Korea (Banks)	17,540	222,453
	ISU Chemical Co., Ltd. (Chemicals)	1,460	18,242
	JB Financial Group Co., Ltd. (Banks)	10,847	73,064
	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	87,610	2,551,468
	KB Financial Group, Inc. (Banks)	28,720	1,005,045
	KCC Corp. (Building Products)	552	282,625
	Keangnam Enterprises, Ltd. (Construction & Engineering) (a)	3,550	13,674
	KISWIRE, Ltd. (Metals & Mining)	940	33,690
	Kolon Industries, Inc. (Chemicals)	2,297	117,391
	Korea Investment Holdings Co., Ltd. (Capital Markets)	5,120	177,008
	KTB Investment & Securities Co., Ltd. (Capital Markets) (a)	16,210	38,604
	Kyobo Securities Co. (Capital Markets) (a)	6,510	36,328
	LG Chem, Ltd. (Chemicals)	22,346	5,332,222
	LG Corp. (Industrial Conglomerates)	1,234	67,123
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components) (a)	10,790	270,143
	LG Electronics, Inc. (Household Durables)	6,144	374,602
	LG International Corp. (Trading Companies & Distributors)	1,820	48,216
	LIG Insurance Co., Ltd. (Insurance)	300	8,821
	Lotte Chemical Corp. (Chemicals)	22	3,886
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	99,518
	Lotte Confectionery Co., Ltd. (Food Products)	80	137,010
	Lotte Shopping Co., Ltd. (Multiline Retail)	994	312,828
	Meritz Securities Co., Ltd. (Capital Markets)	31,740	67,986
	Mirae Asset Securities Co., Ltd. (Capital Markets)	3,030	117,562
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	30,162
	Nexen Corp. (Auto Components)	133	9,896
	Pan Ocean Co., Ltd. (Marine) (a)	674	2,970
	Poongsan Corp. (Metals & Mining)	2,400	57,494
	Poongsan Holdings Corp. (Metals & Mining)	1,230	36,226
	POSCO (Metals & Mining)	4,728	1,314,752
	POSCO, ADR (Metals & Mining)	87,250	6,056,023
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	25,568
	S&T Motiv Co., Ltd. (Auto Components)	750	18,918
	Samsung C&T Corp. (Trading Companies & Distributors)	2,909	168,618
	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	4,401	5,552,673
	Samsung Heavy Industries Co., Ltd. (Machinery)	52,190	1,561,606
	Samsung Life Insurance Co., Ltd. (Insurance)	28,894	2,728,026
	Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	1,760	266,203
¤	Shinhan Financial Group Co., Ltd. (Banks)	172,760	7,628,090
	Shinsegae Co., Ltd. (Multiline Retail)	15,395	3,333,691
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	11,829	16,947
	SK Chemicals Co., Ltd. (Chemicals)	1,420	83,910
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	664	50,278
	SK Holdings Co., Ltd. (Industrial Conglomerates)	2,310	418,836
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	3,716	425,903
	SK Networks Co., Ltd. (Trading Companies & Distributors) (a)	13,210	117,400
	SK Securities Co., Ltd. (Capital Markets) (a)	29,350	19,853
	SKC Co., Ltd. (Chemicals)	900	26,168
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,890	67,674
	Taekwang Industrial Co., Ltd. (Chemicals)	30	38,612
	UNID Co., Ltd. (Chemicals)	639	36,319
	Woori Finance Holdings Co., Ltd. (Banks) (a)	32,240	366,484
	Woori Investment & Securities Co., Ltd. (Capital Markets)	5,890	48,860
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	67,610
			74,220,045
	Russia 4.6%
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities)	165,341	250,988
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	458,397	3,529,657
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	12,701	705,667
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining) (a)	18,065	36,961
	Mechel, Sponsored ADR (Metals & Mining) (a)	1,024	2,120
	Novolipetsk Steel OJSC, GDR (Metals & Mining)	515,692	6,518,347
	Phosagro OAO, GDR (Chemicals)	195,882	2,184,084
	Sberbank of Russia, Sponsored ADR (Banks)	351,429	3,415,890
			16,643,714
	South Africa 7.2%
	Adcorp Holdings, Ltd. (Professional Services)	1,224	3,662
	African Bank Investments, Ltd. (Diversified Financial Services)	30,700	31,347
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	286,330
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	5,283	12,269
	Anglo American Platinum, Ltd. (Metals & Mining) (a)	1,258	56,597
	AngloGold Ashanti, Ltd., Sponsored ADR (Metals & Mining)	216,028	3,689,758
	ArcelorMittal South Africa, Ltd. (Metals & Mining) (a)	20,652	65,734
	Aveng, Ltd. (Construction & Engineering) (a)	46,337	99,734
	Barclays Africa Group, Ltd. (Banks)	234,127	3,313,538
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	294,256
	Bidvest Group, Ltd. (Industrial Conglomerates)	20,076	530,904
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	37,680
	Business Connexion Group, Ltd. (IT Services)	16,350	9,007
	Clover Industries, Ltd. (Food Products)	4,236	7,774
	DataTec, Ltd. (Electronic Equipment, Instruments & Components) (a)	15,459	71,656
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining)	5,200	19,396
	Eqstra Holdings, Ltd. (Trading Companies & Distributors)	12,633	8,520
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	2,841	37,779
	Gold Fields, Ltd., Sponsored ADR (Metals & Mining)	39,342	145,172
	Gold Fields, Ltd. (Metals & Mining)	15,436	59,424
	Grindrod, Ltd. (Marine)	50,593	122,542
	Group Five, Ltd. (Construction & Engineering)	16,436	69,066
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining) (a)	52,500	160,125
	Hulamin, Ltd. (Metals & Mining) (a)	3,311	2,109
	Impala Platinum Holdings, Ltd. (Metals & Mining)	219,998	2,507,576
	Investec, Ltd. (Capital Markets)	30,427	245,196
	JD Group, Ltd. (Specialty Retail)	12,447	32,040
	Lewis Group, Ltd. (Specialty Retail)	11,215	61,785
	MMI Holdings, Ltd. (Insurance)	134,087	313,311
	Mondi, Ltd. (Paper & Forest Products)	6,288	110,440
	Mpact, Ltd. (Containers & Packaging)	3,473	8,963
	MTN Group, Ltd. (Wireless Telecommunication Services)	248,030	5,078,160
	Murray & Roberts Holdings, Ltd. (Construction & Engineering) (a)	7,632	17,826
	Nedbank Group, Ltd. (Banks)	27,443	583,998
	Northam Platinum, Ltd. (Metals & Mining) (a)	19,499	72,103
	Petmin, Ltd. (Metals & Mining)	91,673	21,159
	PPC, Ltd. (Construction Materials)	222,748	618,650
	Raubex Group, Ltd. (Construction & Engineering)	12,126	25,558
	Reunert, Ltd. (Industrial Conglomerates)	368,768	2,259,264
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	6,699	41,519
	Sappi, Ltd. (Paper & Forest Products) (a)	422,321	1,484,221
	Sibanye Gold, Ltd., Sponsored ADR (Metals & Mining)	9,835	81,926
	Sibanye Gold, Ltd. (Metals & Mining)	15,436	33,400
	Standard Bank Group, Ltd. (Banks)	139,177	1,834,894
	Steinhoff International Holdings, Ltd. (Household Durables)	162,593	787,637
	Super Group, Ltd. (Specialty Retail) (a)	4,012	10,956
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	35,206	112,527
	Tongaat Hulett, Ltd. (Food Products)	14,390	155,381
	Trencor, Ltd. (Marine)	19,868	122,854
	Zeder Investments, Ltd. (Capital Markets)	33,798	13,387
			25,769,110
	Taiwan 7.9%
	Ability Enterprise Co., Ltd. (Household Durables)	43,000	27,464
	Accton Technology Corp. (Communications Equipment)	58,000	32,378
	Acer, Inc. (Technology Hardware Storage & Peripherals) (a)	241,000	142,056
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	1,883,000	2,089,989
	AGV Products Corp. (Food Products) (a)	89,000	29,226
	Alpha Networks, Inc. (Communications Equipment)	22,000	18,747
	Altek Corp. (Household Durables)	40,000	44,791
	Ambassador Hotel (The) (Hotels, Restaurants & Leisure)	21,000	19,688
	AmTRAN Technology Co., Ltd. (Household Durables)	88,000	56,206
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	43,430	38,364
	Asia Optical Co., Inc. (Electronic Equipment, Instruments & Components) (a)	31,000	32,779
	Asia Vital Components Co., Ltd. (Technology Hardware Storage & Peripherals)	48,288	35,044
	AU Optronics Corp., Sponsored ADR (Electronic Equipment, Instruments & Components) (a)	83,462	290,448
	Audix Corp. (Electrical Equipment)	15,000	14,629
	AVerMedia Technologies, Inc. (Household Durables)	36,000	15,959
	Bank of Kaohsiung (Banks)	111,980	35,301
	BES Engineering Corp. (Construction & Engineering)	155,000	43,468
	Biostar Microtech International Corp. (Technology Hardware Storage & Peripherals)	68,000	27,912
	Capital Securities Corp. (Capital Markets)	154,000	56,639
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods)	100,000	27,814
	Champion Building Materials Co., Ltd. (Building Products) (a)	70,000	28,044
	Chang Hwa Commercial Bank (Banks)	421,639	249,917
	Charoen Pokphand Enterprise Taiwan Co., Ltd. (Food Products)	70,000	47,123
	Cheng Loong Corp. (Containers & Packaging)	109,000	49,932
	Cheng Uei Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	14,000	29,653
	Chia Hsin Cement Corp. (Construction Materials) (a)	78,280	40,872
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	33,800
	Chimei Innolux Corp. (Electronic Equipment, Instruments & Components) (a)	647,907	222,334
	China Airlines, Ltd. (Airlines) (a)	212,000	69,965
	China Development Financial Holding Corp. (Banks)	1,034,000	295,744
	China Electric Manufacturing Corp. (Electrical Equipment)	50,000	22,166
	China General Plastics Corp. (Chemicals)	70,220	36,433
	China Man-Made Fiber Corp. (Chemicals) (a)	118,000	45,142
	China Motor Corp. (Automobiles)	67,000	59,844
	China Petrochemical Development Corp. (Chemicals)	192,600	79,690
	China Synthetic Rubber Corp. (Chemicals)	53,000	49,428
	Chinese Maritime Transport, Ltd. (Marine)	23,000	29,418
	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	976,000	1,724,285
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering)	54,000	37,593
	Chung Hung Steel Corp. (Metals & Mining) (a)	103,000	27,295
	Chunghwa Picture Tubes Ltd. (Electronic Equipment, Instruments & Components) (a)	485,000	29,942
	CMC Magnetics Corp. (Technology Hardware Storage & Peripherals) (a)	266,000	41,840
	Compal Electronics, Inc. (Technology Hardware Storage & Peripherals)	5,368,000	3,807,530
	Compeq Manufacturing Co. (Electronic Equipment, Instruments & Components)	107,000	63,597
	Continental Holdings Corp. (Construction & Engineering)	82,000	29,081
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	84,000	100,406
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	15,000	26,599
	CSBC Corp. Taiwan (Machinery)	48,410	30,204
	D-Link Corp. (Communications Equipment)	70,000	49,766
	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components) (a)	75,000	43,469
	E.Sun Financial Holding Co., Ltd. (Banks)	460,610	277,553
	Eastern Media International Corp. (Commercial Services & Supplies) (a)	116,281	57,468
	Epistar Corp. (Semiconductors & Semiconductor Equipment)	67,000	160,831
	Eternal Chemical Co., Ltd. (Chemicals)	38,000	39,682
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	41,893
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	166,000	97,030
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	16,500	32,726
	Far Eastern International Bank (Banks)	154,746	54,881
	First Financial Holding Co., Ltd. (Banks)	672,909	399,956
	First Insurance Co., Ltd. (Insurance)	63,000	39,514
	First Steamship Co., Ltd. (Marine)	12,881	7,804
	Forhouse Corp. (Semiconductors & Semiconductor Equipment)	52,000	21,686
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment) (a)	41,000	25,648
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	91,552
	Formosan Rubber Group, Inc. (Chemicals)	52,000	50,886
	FSP Technology, Inc. (Electrical Equipment)	35,000	36,146
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	715,462	970,317
	Fulltech Fiber Glass Corp. (Electronic Equipment, Instruments & Components) (a)	30,772	12,176
	Fwusow Industry Co., Ltd. (Food Products)	59,976	30,527
	Gemtek Technology Corp. (Communications Equipment)	36,000	35,820
	Getac Technology Corp. (Technology Hardware Storage & Peripherals)	43,000	24,075
	Gigabyte Technology Co., Ltd. (Technology Hardware Storage & Peripherals)	61,000	89,940
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	35,000	33,101
	Global Brands Manufacture, Ltd. (Electronic Equipment, Instruments & Components) (a)	73,257	25,981
	Gloria Material Technology Corp. (Metals & Mining)	26,250	20,645
	Gold Circuit Electronics, Ltd. (Electronic Equipment, Instruments & Components) (a)	115,000	30,324
	Goldsun Development & Construction Co., Ltd. (Construction Materials)	145,000	56,186
	Grand Pacific Petrochemical Corp. (Chemicals)	95,000	57,713
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	29,825	25,415
	HannStar Display Corp. (Electronic Equipment, Instruments & Components) (a)	193,000	72,567
	Harvatek Corp. (Semiconductors & Semiconductor Equipment) (a)	57,570	37,337
	Hey Song Corp. (Beverages)	22,500	24,345
	Ho Tung Chemical Corp. (Chemicals)	109,200	50,741
	Holy Stone Enterprise Co., Ltd. (Electronic Equipment, Instruments & Components)	7,700	11,176
	Hua Nan Financial Holdings Co., Ltd. (Banks)	250,950	142,152
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	36,844
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	75,000	58,739
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,472	27,561
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	112,766
	Kinpo Electronics (Household Durables)	6,000	2,325
	Kwong Fong Industries Corp. (Textiles, Apparel & Luxury Goods)	54,400	37,157
	KYE Systems Corp. (Technology Hardware Storage & Peripherals)	71,000	35,206
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	20,770
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	88,580	31,706
	Leofoo Development Co. Ltd. (Hotels, Restaurants & Leisure) (a)	27,000	10,462
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	49,926	23,281
	Lien Hwa Industrial Corp. (Food Products)	57,000	36,499
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	35,688
	Lite-On Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	23,000	16,276
	Macronix International Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	414,154	85,816
	Marketech International Corp. (Electronic Equipment, Instruments & Components)	47,000	34,263
	Masterlink Securities Corp. (Capital Markets)	102,000	33,997
	Mega Financial Holding Co., Ltd. (Banks)	937,866	726,825
	Mercuries & Associates, Ltd. (Multiline Retail)	17,280	11,235
	Micro-Star International Co., Ltd. (Technology Hardware Storage & Peripherals)	92,000	90,935
	Mirle Automation Corp. (Machinery)	46,350	48,705
	Mitac Holdings Corp. (Technology Hardware Storage & Peripherals) (a)	64,000	59,476
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (a)	23,000	27,530
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	34,909	35,479
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	548,000	2,510,336
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	39,681
	Pan-International Industrial Corp. (Electronic Equipment, Instruments & Components)	42,420	31,133
	Pegatron Corp. (Technology Hardware Storage & Peripherals)	157,000	233,805
	Phihong Technology Co., Ltd. (Electrical Equipment)	20,000	13,496
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	259,000	391,658
	President Securities Corp. (Capital Markets)	88,580	49,740
	Qisda Corp. (Technology Hardware Storage & Peripherals) (a)	176,000	58,373
	Radium Life Tech Co., Ltd. (Real Estate Management & Development)	5,935	5,116
	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	112,000	667,531
	Ritek Corp. (Technology Hardware Storage & Peripherals) (a)	299,000	47,718
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	33,232
	Shih Wei Navigation Co., Ltd. (Marine)	39,989	27,051
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	36,598
	Shin Kong Financial Holding Co., Ltd. (Insurance)	762,050	240,733
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	58,281
	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	67,000	65,124
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	86,000	25,869
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	44,000	77,012
	Sinon Corp. (Chemicals)	37,000	20,534
	SinoPac Financial Holdings Co., Ltd. (Banks)	614,937	295,832
	Solar Applied Materials Technology Co. (Chemicals)	22,000	19,434
	Sunrex Technology Corp. (Technology Hardware Storage & Peripherals)	47,000	21,067
	Supreme Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	64,760	40,724
	TA Chen Stainless Pipe Co., Ltd. (Metals & Mining)	12,100	5,781
	Ta Chong Bank, Ltd. (Banks) (a)	171,124	57,037
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	22,278	12,876
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	29,878
	Taichung Commercial Bank (Banks)	169,214	57,234
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,000	31,124
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	113,680	85,860
	Taishin Financial Holding Co., Ltd. (Banks)	607,343	275,226
	Taisun Enterprise Co., Ltd. (Food Products) (a)	9,070	4,408
	Taiwan Business Bank (Banks) (a)	364,499	107,605
	Taiwan Cogeneration Corp. (Independent Power and Renewable Electricity Producers)	30,000	18,668
	Taiwan Cooperative Financial Holding (Banks)	181,260	97,021
	Taiwan Land Development Corp. (Real Estate Management & Development) (a)	18,046	6,756
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment, Instruments & Components)	13,933	18,644
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	202,612	4,056,292
	Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	18,900	28,022
	Taiwan TEA Corp. (Food & Staples Retailing) (a)	61,000	49,677
	Taiyen Biotech Co., Ltd. (Food Products)	33,082	30,418
	Tatung Co., Ltd. (Household Durables) (a)	219,000	68,248
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	14,000	22,343
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	32,252	34,526
	Topoint Technology Co., Ltd. (Electronic Equipment, Instruments & Components)	18,638	15,148
	TPK Holding Co., Ltd. (Electronic Equipment, Instruments & Components)	131,000	776,472
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	73,851
	Tycoons Group Enterprise (Machinery) (a)	156,000	28,329
	Tyntek Corp. (Semiconductors & Semiconductor Equipment) (a)	85,109	30,463
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	118,000	94,935
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,187,000	500,877
	Universal Cement Corp. (Construction Materials)	59,000	59,189
	UPC Technology Corp. (Chemicals)	73,889	32,999
	Wafer Works Corp. (Semiconductors & Semiconductor Equipment) (a)	36,000	19,683
	Wah Lee Industrial Corp. (Electronic Equipment, Instruments & Components)	5,000	10,016
	Walsin Lihwa Corp. (Electrical Equipment) (a)	246,000	78,277
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment) (a)	87,000	33,426
	Wan Hai Lines, Ltd. (Marine)	105,000	50,686
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	327,000	85,475
	Wintek Corp. (Electronic Equipment, Instruments & Components) (a)	177,000	58,123
	Wistron Corp. (Technology Hardware Storage & Peripherals)	175,770	144,587
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	7,209	9,244
	WUS Printed Circuit Co., Ltd. (Electronic Equipment, Instruments & Components)	80,000	40,325
	Yageo Corp. (Electronic Equipment, Instruments & Components)	142,800	65,415
	Yang Ming Marine Transport Corp. (Marine) (a)	85,000	35,728
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	57,565	43,194
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining) (a)	108,120	33,516
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	7,000	6,999
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	813,000	409,804
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	50,000	22,658
	Yulon Motor Co., Ltd. (Automobiles)	77,000	127,185
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	83,187	27,044
			28,326,719
	Thailand 3.2%
	AP Thailand PCL (Real Estate Management & Development)	103,800	16,639
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	70,707
	Bangkok Bank PCL, NVDR (Banks)	90,700	499,074
	Bangkok Expressway PCL (Transportation Infrastructure)	38,000	38,656
	Bangkokland PCL (Real Estate Management & Development)	973,000	46,190
	Banpu Pcl (Oil, Gas & Consumable Fuels)	116,000	100,123
	Calcomp Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	37,232	3,145
	Esso Thailand PCL (Oil, Gas & Consumable Fuels)	184,300	34,656
	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	57,800	54,343
	IRPC PCL (Oil, Gas & Consumable Fuels)	882,200	93,550
	Kasikornbank PCL, NVDR (Banks)	487,900	2,677,133
	KGI Securities Thailand PCL (Capital Markets)	154,700	16,119
	Kiatnakin Bank PCL (Banks)	35,000	45,854
	Krung Thai Bank PCL (Banks)	374,800	216,053
	LH Financial Group PCL (Banks)	411,783	15,613
	Polyplex PCL (Containers & Packaging)	67,000	20,860
	Precious Shipping PCL (Marine)	59,500	51,815
	Property Perfect PCL (Real Estate Management & Development)	790,500	21,931
	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	4,300	20,811
	PTT Global Chemical PCL (Chemicals)	221,400	493,100
	PTT PCL (Oil, Gas & Consumable Fuels)	67,700	623,992
	Saha-Union PCL (Textiles, Apparel & Luxury Goods)	31,200	37,750
	Sahaviriya Steel Industries PCL (Metals & Mining) (a)	1,232,200	11,395
	Sri Trang Agro-Industry PCL (Auto Components)	70,700	33,345
	Tata Steel Thailand PCL (Metals & Mining) (a)	521,500	11,735
	Thai Airways International PCL (Airlines) (a)	116,300	50,191
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	3,713,100	6,066,409
	Thanachart Capital PCL (Banks)	70,400	78,126
	Thoresen Thai Agencies PCL (Marine) (a)	83,356	54,474
	TPI Polene PCL (Construction Materials)	97,000	33,190
	Vinythai PCL (Chemicals)	51,000	16,822
			11,553,801
	Turkey 0.8%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	15,372	27,731
	Akenerji Elektrik Uretim AS (Independent Power and Renewable Electricity Producers) (a)	33,348	15,430
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	7,477	23,832
	Albaraka Turk Katilim Bankasi AS (Banks) (a)	15,022	10,742
	Anadolu Cam Sanayii AS (Containers & Packaging)	22,615	17,756
	Anadolu Sigorta (Insurance) (a)	55,356	36,478
	Asya Katilim Bankasi AS (Banks) (a)	63,974	42,157
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (a)	111,747	34,991
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	33,519	33,680
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	113,087	145,871
	Ford Otomotiv Sanayi AS (Automobiles)	91,725	936,669
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	22,924
	Global Yatirim Holding AS (Diversified Financial Services)	55,866	31,070
	GSD Holding (Banks) (a)	33,976	14,926
	Ihlas Holding AS (Industrial Conglomerates) (a)	87,504	15,949
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (a)	32,125	32,129
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining) (a)	785	473
	KOC Holding AS (Industrial Conglomerates)	47,218	199,050
	Petkim Petrokimya Holding AS (Chemicals) (a)	6,352	7,659
	Polyester Sanayi AS (Chemicals) (a)	47,176	26,237
	Sekerbank TAS (Banks) (a)	21,585	19,369
	Soda Sanayii AS (Chemicals)	23,487	32,162
	Tekfen Holding AS (Construction & Engineering)	14,345	32,717
	Trakya Cam Sanayi AS (Building Products)	27,528	27,146
	Turcas Petrol AS (Oil, Gas & Consumable Fuels)	19,924	21,137
	Turkiye Halk Bankasi AS (Banks)	58,538	362,494
	Turkiye Is Bankasi Class C (Banks)	143,030	317,518
	Turkiye Sinai Kalkinma Bankasi AS (Banks)	39,741	33,989
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	42,370	45,940
	Turkiye Vakiflar Bankasi Tao Class D (Banks)	68,110	128,600
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (a)	24,553	19,507
	Yapi Ve Kredi Bankasi AS (Banks)	35,065	66,535
			2,782,868
	Total Common Stocks (Cost $341,191,502)		326,461,054

	Exchange-Traded Funds 4.5% (e)
	India 1.0%
	PowerShares India Portfolio (Capital Markets)	199,986	3,737,738

	United States 3.5%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	307,101	12,588,070

	Total Exchange-Traded Funds (Cost $16,295,534)		16,325,808

	Preferred Stocks 3.1%
	Brazil 3.1%
	Banco do Estado do Rio Grande do Sul S.A. Class B 5.51% (Banks)	300	1,735
	Banco Industrial e Comercial S.A. 1.35% (Banks)	15,600	54,590
	Cia Ferro Ligas da Bahia - Ferbasa 1.42% (Metals & Mining)	15,311	86,373
	Cia Paranaense de Energia Class B 5.55% (Electric Utilities)	210,430	2,764,618
	Eucatex S.A. Industria e Comercio 3.93% (Paper & Forest Products)	8,300	19,680
	Forjas Taurus S.A. 2.05% (Aerospace & Defense)	49,000	32,609
	Gerdau S.A. 2.23% (Metals & Mining)	56,000	358,361
	Petroleo Brasileiro S.A. 11.11% (Oil, Gas & Consumable Fuels)	12,000	83,455
	Suzano Papel e Celulose S.A. Class A 1.21% (Paper & Forest Products)	45,900	169,520
	Unipar Carbocloro S.A. 1.58% (Chemicals)	200,800	38,939
	Usinas Siderurgicas de Minas Gerais S.A. 0.00% (Metals & Mining) (a)	59,600	268,712
¤	Vale S.A. 5.89% (Metals & Mining)	580,892	7,257,950
			11,136,542
	Colombia 0.0%‡
	Grupo de Inversiones Suramericana S.A. 2.66% (Diversified Financial Services)	4,182	78,044

	Total Preferred Stocks (Cost $14,055,356)		11,214,586

		Number of Rights
	Rights 0.0%‡
	South Africa 0.0%‡
	Royal Bafokeng Platinum, Ltd. Expires 4/11/14 (Metals & Mining) (a)	549	537

	Total Right (Cost $0)		537

		Number of Warrants
	Warrants 0.1%
	Malaysia 0.1%
	Genting BHD Expires 12/18/18 (Hotels, Restaurants & Leisure) (a)	333,700	296,350

	Thailand 0.0%‡
	Thoresen Thai Agencies Pcl Expires 2/28/17 (Marine) (a)	6,412	1,255

	Total Warrants (Cost $157,233)		297,605

		Principal Amount
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,259,046 (Collateralized by Government Agency securities with rates between 1.96% and 2.08% and maturity dates between 11/2/22 and 11/7/22 with a Principal Amount of $3,570,000 and a Market Value of $3,331,531) (Capital Markets)	$3,259,046	3,259,046

	Total Short-Term Investment (Cost $3,259,046)		3,259,046

	Total Investments (Cost $374,958,671) (f)	99.3%	357,558,636
	Other Assets, Less Liabilities	0.7	2,407,061
	Net Assets	100.0%	$359,965,697

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued security was $64,845, which represented less than one-tenth of a percent of the Portfolio's net assets
(c)	Illiquid security - The total market value of these securities as of March 31, 2014, was $1,653,745, which represented 0.5% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of March 31, 2014, cost was $378,607,924 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$24,744,630
Gross unrealized depreciation	(45,793,918)
Net unrealized depreciation	$(21,049,288)

The following abbreviations are used in the above Portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$326,396,209	$5,848	$58,997	$326,461,054
Exchange-Traded Funds	16,325,808	—	—	16,325,808
Preferred Stocks	11,214,586	—	—	11,214,586
Rights	537	—	—	537
Warrants	297,605	—	—	297,605
Short-Term Investment
Repurchase Agreement	—	3,259,046	—	3,259,046
Total Investments in Securities	$354,234,745	$3,264,894	$58,997	$357,558,636

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $41,900 and $17,097 are held in China within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2014, a foreign security with a market value of $50,965 was transferred from Level 1 to Level 3 as this security was fair valued when compared to the prior year price which was based on quoted prices. The December 31, 2013 price was adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of March 31, 2014, certain foreign securities with a market value of $15,798 were transferred from Level 3 to Level 1 as the prices of these securities were based on quoted prices compared to prior year prices which were fair valued.

As of March 31, 2014, a foreign security with a market value of $10,926 was transferred from Level 3 to Level 2 as a result of the security using an observable input for valuation measurement at March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Common Stocks
China	$45,604	$—	$—	$(37,572)	$—	$—	$50,965	$—	$58,997	$(37,572)
Mexico	10,926	—	—	—	—	—	—	(10,926)	—
Philippines	6,065	—	—	—	—	—	—	(6,065)	—
Republic of Korea	9,733	—	—	—	—	—	—	(9,733)	—
Rights
Poland	2	—	(2)	—	—	—	—	—	—
Republic of Korea	3,527	—	(3,527)	—	—	—	—	—	—
Total	$75,857	$—	$(3,529)	$(37,572)	$—	$—	$50,965	$(26,724)	$58,997	$(37,572)

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 1.8%
¤	Hexcel Corp. (a)	199,462	$8,684,576

	Airlines 1.7%
	American Airlines Group, Inc. (a)	87,121	3,188,628
	JetBlue Airways Corp. (a)	624,320	5,425,341
			8,613,969
	Auto Components 0.9%
	Tenneco, Inc. (a)	75,945	4,410,126

	Banks 1.0%
	Bancorp, Inc. (The) (a)	11,221	211,067
	UMB Financial Corp.	70,602	4,567,949
			4,779,016
	Biotechnology 7.1%
	Acorda Therapeutics, Inc. (a)	138,976	5,268,580
	Aegerion Pharmaceuticals, Inc. (a)	44,185	2,037,812
	Cell Therapeutics, Inc. (a)	741,514	2,521,148
	Cubist Pharmaceuticals, Inc. (a)	49,338	3,609,075
	Intercept Pharmaceuticals, Inc. (a)	4,665	1,538,470
	Isis Pharmaceuticals, Inc. (a)	63,139	2,728,236
	NPS Pharmaceuticals, Inc. (a)	62,385	1,867,183
	Ophthotech Corp. (a)	85,509	3,056,092
	Receptos, Inc. (a)	47,917	2,009,639
	Seattle Genetics, Inc. (a)	96,209	4,383,282
	Theravance, Inc. (a)	118,618	3,670,041
	United Therapeutics Corp. (a)	26,658	2,506,652
			35,196,210
	Building Products 1.7%
	PGT, Inc. (a)	123,477	1,421,220
	Trex Co., Inc. (a)	62,879	4,600,228
	USG Corp. (a)	78,963	2,583,669
			8,605,117
	Capital Markets 1.7%
	FXCM, Inc. Class A	160,659	2,372,934
	Stifel Financial Corp. (a)	120,115	5,976,922
			8,349,856
	Chemicals 3.0%
	Huntsman Corp.	260,380	6,358,480
¤	Quaker Chemical Corp.	106,986	8,433,706
			14,792,186
	Commercial Services & Supplies 1.3%
	Waste Connections, Inc.	141,616	6,211,278

	Communications Equipment 1.5%
	Aruba Networks, Inc. (a)	170,058	3,188,587
	Ixia (a)	70,573	882,163
	Palo Alto Networks, Inc. (a)	50,620	3,472,532
			7,543,282
	Construction & Engineering 1.2%
	EMCOR Group, Inc.	34,410	1,610,044
	Northwest Pipe Co. (a)	118,446	4,283,007
			5,893,051
	Construction Materials 2.0%
¤	Texas Industries, Inc. (a)	111,870	10,025,789

	Diversified Consumer Services 0.8%
	Grand Canyon Education, Inc. (a)	52,450	2,449,415
	Sotheby's	35,493	1,545,720
			3,995,135
	Electrical Equipment 0.6%
	Thermon Group Holdings, Inc. (a)	135,930	3,150,857

	Electronic Equipment, Instruments & Components 3.6%
	Coherent, Inc. (a)	76,650	5,009,078
	InvenSense, Inc. (a)	268,881	6,364,413
	IPG Photonics Corp. (a)	87,366	6,209,975
			17,583,466
	Energy Equipment & Services 1.4%
	GeoSpace Technologies Corp. (a)	101,731	6,731,540

	Food & Staples Retailing 3.2%
	Fresh Market, Inc. (The) (a)	112,175	3,769,080
¤	Natural Grocers by Vitamin Cottage, Inc. (a)	210,183	9,176,590
	United Natural Foods, Inc. (a)	41,400	2,936,088
			15,881,758
	Food Products 2.4%
	Pinnacle Foods, Inc.	51,780	1,546,151
¤	WhiteWave Foods Co. Class A (a)	354,290	10,111,436
			11,657,587
	Health Care Equipment & Supplies 6.7%
	Align Technology, Inc. (a)	65,937	3,414,877
	Cooper Cos., Inc. (The)	55,634	7,641,886
	Cyberonics, Inc. (a)	47,651	3,109,228
	Endologix, Inc. (a)	171,072	2,201,697
	Natus Medical, Inc. (a)	79,079	2,040,238
	Sirona Dental Systems, Inc. (a)	70,136	5,237,055
	Spectranetics Corp. (a)	76,629	2,322,625
	Thoratec Corp. (a)	192,864	6,906,460
			32,874,066
	Health Care Providers & Services 4.6%
	Air Methods Corp. (a)	132,025	7,054,096
¤	Centene Corp. (a)	140,334	8,735,791
	MWI Veterinary Supply, Inc. (a)	6,576	1,023,357
	Team Health Holdings, Inc. (a)	126,654	5,667,767
			22,481,011
	Health Care Technology 2.0%
	athenahealth, Inc. (a)	9,030	1,446,967
	MedAssets, Inc. (a)	279,121	6,897,080
	Medidata Solutions, Inc. (a)	26,282	1,428,164
			9,772,211
	Hotels, Restaurants & Leisure 4.2%
¤	Bally Technologies, Inc. (a)	125,483	8,315,759
	Chuy's Holdings, Inc. (a)	70,845	3,056,253
	Orient-Express Hotels, Ltd. (a)	443,803	6,395,201
	Pinnacle Entertainment, Inc. (a)	79,823	1,891,805
	Potbelly Corp. (a)	67,998	1,215,124
			20,874,142
	Household Durables 1.2%
	Universal Electronics, Inc. (a)	149,577	5,742,261

	Insurance 0.5%
	Enstar Group, Ltd. (a)	18,079	2,464,349

	Internet Software & Services 5.3%
	Angie's List, Inc. (a)	199,171	2,425,903
	Cornerstone OnDemand, Inc. (a)	150,820	7,219,753
	Demandware, Inc. (a)	78,577	5,033,643
	E2open, Inc. (a)	116,771	2,752,292
	Marin Software, Inc. (a)	133,454	1,410,609
	SciQuest, Inc. (a)	68,903	1,861,414
	Trulia, Inc. (a)	164,544	5,462,861
			26,166,475
	IT Services 0.6%
	MoneyGram International, Inc. (a)	154,710	2,730,632

	Life Sciences Tools & Services 0.6%
	PAREXEL International Corp. (a)	52,718	2,851,517

	Machinery 5.5%
	Chart Industries, Inc. (a)	44,214	3,517,224
	Colfax Corp. (a)	92,297	6,583,545
	Crane Co.	33,688	2,396,901
	Manitowoc Co., Inc. (The)	174,721	5,494,975
	TriMas Corp. (a)	74,061	2,458,825
	WABCO Holdings, Inc. (a)	33,520	3,538,371
	Woodward, Inc.	79,820	3,314,925
			27,304,766
	Metals & Mining 1.1%
	RTI International Metals, Inc. (a)	190,390	5,289,034

	Oil, Gas & Consumable Fuels 3.5%
	Diamondback Energy, Inc. (a)	31,825	2,142,141
¤	Gulfport Energy Corp. (a)	127,842	9,099,794
	Rice Energy, Inc. (a)	223,270	5,892,095
			17,134,030
	Pharmaceuticals 0.9%
	Salix Pharmaceuticals, Ltd. (a)	44,669	4,628,155

	Professional Services 0.7%
	Advisory Board Co. (The) (a)	37,187	2,389,265
	Paylocity Holding Corp. (a)	51,558	1,239,970
			3,629,235
	Real Estate Investment Trusts 1.9%
	GEO Group, Inc. (The)	226,442	7,300,490
	Two Harbors Investment Corp.	211,844	2,171,401
			9,471,891
	Road & Rail 1.4%
	Landstar System, Inc.	66,518	3,939,196
	Quality Distribution, Inc. (a)	221,651	2,879,247
			6,818,443
	Semiconductors & Semiconductor Equipment 4.3%
	Cavium, Inc. (a)	160,778	7,030,822
	EZchip Semiconductor, Ltd. (a)	38,874	985,456
	Kulicke & Soffa Industries, Inc. (a)	137,812	1,737,809
	Sunedison, Inc. (a)	165,255	3,113,404
	Teradyne, Inc. (a)	127,664	2,539,237
	Veeco Instruments, Inc. (a)	132,962	5,575,097
			20,981,825
	Software 7.8%
	Aspen Technology, Inc. (a)	120,354	5,098,195
	Concur Technologies, Inc. (a)	24,131	2,390,658
	Fortinet, Inc. (a)	152,349	3,356,249
	Guidewire Software, Inc. (a)	62,814	3,081,027
	Imperva, Inc. (a)	95,321	5,309,380
	NICE Systems, Ltd., Sponsored ADR	100,227	4,476,138
	PTC, Inc. (a)	76,348	2,705,010
	QLIK Technologies, Inc. (a)	110,246	2,931,441
	Qualys, Inc. (a)	130,945	3,329,931
	Ultimate Software Group, Inc. (a)	24,293	3,328,141
	Varonis Systems, Inc. (a)	66,375	2,373,570
			38,379,740
	Specialty Retail 5.8%
¤	Genesco, Inc. (a)	189,401	14,123,633
	Outerwall, Inc. (a)	45,711	3,314,047
	TravelCenters of America LLC (a)	121,702	991,871
¤	Vitamin Shoppe, Inc. (a)	215,125	10,222,740
			28,652,291
	Textiles, Apparel & Luxury Goods 2.4%
	Deckers Outdoor Corp. (a)	50,610	4,035,136
	Steven Madden, Ltd. (a)	140,392	5,051,304
	Vince Holding Corp. (a)	114,000	3,005,040
			12,091,480
	Thrifts & Mortgage Finance 1.4%
	Home Loan Servicing Solutions, Ltd.	206,141	4,452,645
	MGIC Investment Corp. (a)	280,415	2,389,136
			6,841,781
	Total Common Stocks (Cost $395,985,628)		489,284,134

	Principal Amount
Short-Term Investment 1.7%
Repurchase Agreement 1.7%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $8,542,220 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $9,335,000 and a Market Value of $8,717,480)	$8,542,220	8,542,220
Total Short-Term Investment (Cost $8,542,220)		8,542,220
Total Investments (Cost $404,527,848) (b)	101.0%	497,826,354
Other Assets, Less Liabilities	(1.0)	(4,796,707)
Net Assets	100.0%	$493,029,647

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $405,433,225 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$104,397,850
Gross unrealized depreciation	(12,004,721)
Net unrealized appreciation	$92,393,129

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$489,284,134	$—	$—	$489,284,134
Short-Term Investment
Repurchase Agreement	—	8,542,220	—	8,542,220
Total Investments in Securities	$489,284,134	$8,542,220	$—	$497,826,354

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 92.3%†
	Corporate Bonds 1.1%
	Buildings & Real Estate 0.3%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	$1,200,000	$1,260,000
	CBRE Services, Inc. 6.625%, due 10/15/20	900,000	960,750
			2,220,750
	Chemicals, Plastics & Rubber 0.1%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	1,000,000	1,105,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	159,375
			1,264,375
	Containers, Packaging & Glass 0.2%
	Greif, Inc. 7.75%, due 8/1/19	650,000	744,250
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A. 9.875%, due 8/15/19	800,000	894,000
			1,638,250
	Mining, Steel, Iron & Non-Precious Metals 0.1%
¤	FMG Resources August 2006 Pty, Ltd. 6.00%, due 4/1/17 (a)	1,000,000	1,052,500

	Software 0.4%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,610,000	2,805,750
	Sungard Availability Services Capital, Inc. 8.75%, due 4/1/22 (a)	750,000	750,938
			3,556,688
	Telecommunications 0.0%‡
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	423,000

	Total Corporate Bonds (Cost $9,417,329)		10,155,563

	Floating Rate Loans 84.5% (b)
	Aerospace & Defense 2.8%
	Aeroflex, Inc. New Term Loan B 4.50%, due 11/11/19	2,832,122	2,853,363
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	4,186,087	4,196,552
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	6,906,165	6,916,959
	DigitalGlobe, Inc. New Term Loan B 3.75%, due 1/31/20	792,000	791,406
	SI Organization, Inc. (The) Term Loan B 5.50%, due 11/22/16	2,758,016	2,691,363
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	4,317,786	4,318,684
	US Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	2,566,667	2,561,320
			24,329,647
	Automobile 4.4%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.863%, due 4/27/20	915,717	918,006
	Allison Transmission, Inc.
	Term Loan B2 3.16%, due 8/7/17	1,046,534	1,043,918
	New Term Loan B3 3.75%, due 8/23/19	3,136,355	3,138,315
	ASP HHI Acquisition Co., Inc. Additional Term Loan 5.00%, due 10/5/18	2,229,379	2,239,596
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	4,727,295	4,739,113
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	685,833
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	1,200,000	1,193,572
	New Term Loan B 3.50%, due 5/24/17	3,885,113	3,885,113
	Federal-Mogul Corp.
	Term Loan B 2.098%, due 12/29/14	1,929,367	1,919,721
	Term Loan C 2.098%, due 12/28/15	1,610,716	1,602,662
	Gates Investments, Inc. Term Loan B2 3.75%, due 9/29/16	2,975,369	2,977,571
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	6,150,000	6,169,219
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/7/21	3,643,039	3,633,931
	Metaldyne Co. LLC USD Term Loan 4.25%, due 12/18/18	2,221,875	2,227,430
	Tower Automotive Holdings USA, LLC New Term Loan 4.00%, due 4/23/20	2,485,025	2,478,812
			38,852,812
	Beverage, Food & Tobacco 1.7%
	American Seafoods Group LLC New Term Loan B 4.50%, due 3/18/18 (c)	1,293,751	1,288,091
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	5,855,750	5,885,761
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	5,558,669	5,569,091
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	2,376,000	2,363,272
			15,106,215
	Broadcasting & Entertainment 4.2%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	3,136,000	3,135,492
	Charter Communications Operating LLC Term Loan E 3.00%, due 7/1/20	1,786,500	1,770,422
	Clear Channel Communications, Inc.
	Term Loan B 3.803%, due 1/29/16	3,571,628	3,522,518
	Term Loan D 6.903%, due 1/30/19	3,500,000	3,423,000
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,265,002	4,294,290
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	2,850,114	2,859,020
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	555,548	556,233
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	630,000	630,777
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	1,892,567	1,855,504
¤	Univision Communications, Inc.
	Term Loan C4 4.00%, due 3/1/20	5,201,128	5,195,708
	Term Loan C3 4.00%, due 3/2/20	2,376,000	2,372,536
	WideOpenWest Finance LLC Term Loan B 4.75%, due 4/1/19	6,887,931	6,896,541
			36,512,041
	Buildings & Real Estate 2.4%
	Armstrong World Industries, Inc. New Term Loan B 3.50%, due 3/16/20	3,135,033	3,134,014
	Continental Building Products LLC 1st Lien Term Loan 4.75%, due 8/28/20	1,326,667	1,327,496
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	2,487,500	2,489,055
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	6,880,630	6,907,864
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (c)	1,985,000	1,980,865
	Wilsonart International Holdings LLC Term Loan B 4.00%, due 10/31/19	5,266,636	5,246,886
			21,086,180
	Cargo Transport 0.3%
	Swift Transportation Co., Inc.
	New Term Loan B1 2.905%, due 12/21/16	1,060,815	1,065,058
	New Term Loan B2 4.00%, due 12/21/17	1,902,837	1,918,060
			2,983,118
	Chemicals, Plastics & Rubber 3.4%
	Allnex USA, Inc.
	USD Term Loan B2 4.50%, due 10/3/19	756,751	758,958
	2nd Lien Term Loan 8.25%, due 4/3/20	400,000	410,000
	Arysta LifeScience Corp.
	1st Lien Term Loan 4.50%, due 5/29/20	1,190,999	1,192,985
	2nd Lien Term Loan 8.25%, due 11/30/20	797,515	812,468
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 4.00%, due 2/1/20	6,782,050	6,785,685
	Ineos US Finance LLC 6 Year Term Loan 3.75%, due 5/4/18	5,223,778	5,193,308
	MacDermid, Inc. 1st Lien Term Loan 4.00%, due 6/8/20	3,970,000	3,981,580
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	997,500	999,994
	Polymer Group, Inc. 1st Lien Term Loan B 5.25%, due 12/19/19	2,394,000	2,404,474
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	6,930,991	6,907,474
			29,446,926
	Containers, Packaging & Glass 2.5%
	Ardagh Holdings USA, Inc. USD Term Loan B 4.25%, due 12/17/19	1,995,000	2,000,820
	Berlin Packaging LLC
	1st Lien Term Loan 4.75%, due 4/2/19	149,250	149,996
	New 2nd Lien Term Loan 8.75%, due 4/2/20	2,500,000	2,556,250
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	5,000,000	4,985,940
	BWAY Holding Co., Inc. Term Loan B 4.50%, due 8/7/17	3,792,000	3,809,777
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	932,430	947,193
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	7,083,901	7,104,933
			21,554,909
	Diversified/Conglomerate Manufacturing 2.8%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,230,159	1,225,546
	New 2nd Lien Term Loan 8.00%, due 8/13/21	435,616	435,616
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	7,064,500	7,058,319
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	937,500	958,594
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	3,980,000	3,984,975
	2nd Lien Term Loan 7.00%, due 3/26/21	700,000	716,617
	Sensus USA, Inc. 1st Lien Term Loan 4.75%, due 5/9/17	1,455,020	1,455,627
	Terex Corp. New USD Term Loan 3.50%, due 4/28/17	816,466	819,187
	TNT Crane & Rigging, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	2,527,000	2,545,952
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	4,834,461	4,865,837
			24,066,270
	Diversified/Conglomerate Service 7.6%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	4,632,554	4,655,717
	Advantage Sales & Marketing, Inc.
	New 1st Lien Term Loan 4.25%, due 12/18/17	4,303,262	4,317,605
	New 2nd Lien Term Loan 8.25%, due 6/18/18	857,143	867,143
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	997,500	1,001,033
	New 2nd Lien Term Loan 7.50%, due 1/24/22	600,000	608,400
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/25/21	1,750,000	1,758,750
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	3,591,000	3,595,489
	2nd Lien Term Loan 7.50%, due 12/17/21	600,000	612,000
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	1,374,118	1,381,561
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	759,062
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,534,356	1,534,356
	Ceridian Corp. New Term Loan B 4.404%, due 5/9/17	1,937,287	1,943,584
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	5,657,250	5,640,748
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	1,975,000	1,962,656
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	1,200,000	1,197,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,228,136	2,227,207
¤	First Data Corp.
	Extended 2018 Term Loan B 4.155%, due 3/23/18	750,000	751,334
	2018 Term Loan 4.155%, due 9/24/18	2,400,000	2,403,000
	Extended 2021 Term Loan 4.155%, due 3/24/21	4,003,173	4,008,177
	Genesys Telecom Holdings U.S., Inc.
	New Term Loan B 4.00%, due 2/7/20	2,310,026	2,300,400
	Delayed Draw Term Loan 4.50%, due 11/13/20	997,500	998,747
	Mitchell International, Inc.
	New 1st Lien Term Loan 4.50%, due 10/12/20	1,280,125	1,282,685
	New 2nd Lien Term Loan 8.50%, due 10/11/21	875,000	885,063
	MX Holding Inc. USD Term Loan B 4.50%, due 8/14/20	2,437,750	2,457,557
	ServiceMaster Co.
	New Term Loan 4.25%, due 1/31/17	1,979,950	1,979,950
	Extended Term Loan 4.41%, due 1/31/17	4,302,934	4,309,659
	Sophia L.P. 2014 Term Loan B 4.00%, due 7/19/18	1,111,159	1,111,159
	SunGard Data Systems, Inc.
	Term Loan C 3.907%, due 2/28/17	1,721,215	1,726,206
	Term Loan E 4.00%, due 3/9/20	2,440,734	2,445,818
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	5,529,445	5,523,916
			66,245,982
	Ecological 0.7%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	6,418,750	6,402,703

	Electronics 4.3%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.00%, due 5/31/19	3,272,546	3,280,728
	2nd Lien Term Loan 9.50%, due 6/26/20	2,000,000	2,070,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	5,436,375	5,437,027
	CDW LLC New Term Loan 3.25%, due 4/29/20	3,482,418	3,448,464
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	7,481,250	7,422,335
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	4,818,126	4,827,160
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	3,456,381	3,475,823
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	3,375,744	3,343,394
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	994,967	990,987
	USD Term Loan B5 3.75%, due 6/3/20	1,995,000	1,988,018
	Sensata Technologies Finance Co. LLC Term Loan 3.25%, due 5/12/19	1,644,418	1,649,104
			37,933,040
	Finance 3.0%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	4,465,669	4,433,574
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	5,861,622	5,874,447
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	2,979,998	2,988,381
¤	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	5,124,795	5,096,424
	New Synthetic LC 3.75%, due 3/9/18	2,750,000	2,722,500
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	2,376,000	2,384,870
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	2,664,893	2,664,893
			26,165,089
	Grocery 0.2%
	Roundy's Supermarkets, Inc. New Term Loan B 5.75%, due 3/3/21	2,000,000	2,003,334

	Healthcare, Education & Childcare 7.7%
	Akorn, Inc. Term Loan B TBD, due 8/27/20 (c)	600,000	607,500
	Biomet Inc. Term Loan B2 3.662%, due 7/25/17	2,984,962	2,985,792
¤	Community Health Systems, Inc.
	2017 Term Loan E 3.469%, due 1/25/17	1,362,281	1,370,787
	Term Loan D 4.25%, due 1/27/21	6,837,179	6,890,550
	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,256,250	7,287,017
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	3,901,326	3,901,326
	HCA, Inc. Extended Term Loan B4 2.984%, due 5/1/18	2,857,659	2,857,659
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	2,328,525	2,335,075
	Ikaria, Inc.
	1st Lien Term Loan 5.00%, due 2/12/21	3,000,000	3,020,250
	2nd Lien Term Loan 8.75%, due 1/17/22	600,000	606,750
	IMS Health, Inc. New USD Term Loan 3.75%, due 3/17/21	1,579,640	1,575,691
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	3,421,825	3,428,522
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,881,611	5,927,823
	2nd Lien Term Loan 9.50%, due 12/7/19	2,723,401	2,780,137
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	2,892,750	2,900,887
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	3,912,950	3,919,473
	PharMEDium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	900,000	899,625
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	5,053,285	5,050,127
	RPI Finance Trust Term Loan B2 3.25%, due 5/9/18	5,299,752	5,314,326
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	2,489,240	2,507,910
	Select Medical Corp. Series E Term Loan B 3.75%, due 6/1/18	1,541,978	1,551,615
			67,718,842
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.1%
	Jarden Corp. Add-On Term Loan B1 2.903%, due 9/30/20	2,487,500	2,486,960
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	4,363,197	4,374,851
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	2,491,767	2,486,427
			9,348,238
	Hotels, Motels, Inns & Gaming 5.2%
	Bally Technologies, Inc. Term Loan B 4.25%, due 11/25/20	4,821,923	4,841,452
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 4.489%, due 1/26/18	2,554,843	2,376,004
	Extended Term Loan B6 5.489%, due 1/26/18	1,958,066	1,846,395
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/12/20	3,491,250	3,529,556
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	4,670,000	4,675,837
	La Quinta Intermediate Holdings LLC Term Loan B TBD, due 2/19/21 (c)	3,000,000	2,996,250
	Las Vegas Sands LLC New Term Loan B 3.25%, due 12/20/20	3,626,345	3,618,980
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,950,000	3,940,946
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	2,406,928	2,411,441
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	7,481,250	7,485,926
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	6,237,000	6,245,913
	Twin River Management Group, Inc. Term Loan B 5.25%, due 11/9/18	1,613,333	1,623,417
			45,592,117
	Insurance 2.1%
¤	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	6,204,933	6,214,414
	New 2nd Lien Term Loan 8.50%, due 3/3/21	2,000,000	2,060,834
	Hub International, Ltd. Term Loan B 4.75%, due 10/2/20	1,924,810	1,928,660
¤	Sedgwick CMS Holdings , Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	5,600,000	5,537,000
	2nd Lien Term Loan 6.75%, due 2/28/22	2,400,000	2,386,500
			18,127,408
	Leisure, Amusement, Motion Pictures & Entertainment 2.8%
	Activision Blizzard, Inc. Term Loan B 3.25%, due 10/12/20	1,977,500	1,976,252
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,645,067	1,645,478
	CityCenter Holdings LLC Term Loan B 5.00%, due 10/16/20	1,197,000	1,204,730
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	5,825,113	5,734,824
	Travelport LLC REFI Term Loan 6.25%, due 6/26/19	7,089,948	7,246,515
	US Finco LLC
	1st Lien Term Loan 4.00%, due 5/29/20	2,104,100	2,102,785
	2nd Lien Term Loan 8.25%, due 11/30/20	1,600,000	1,636,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	3,319,162	3,301,531
			24,848,115
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.0%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	2,227,531	2,233,100
	2nd Lien Term Loan 9.50%, due 12/10/19	920,455	927,933
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	3,566,481	3,526,358
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	1,990,756	2,003,198
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,107,371
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	3,242,050	3,238,672
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,936,716	7,942,867
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	5,123,004	5,116,600
			26,096,099
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	1,496,241	1,501,852
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	930,127	916,030
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,576,305	1,588,127
	McJunkin Red Man Corp. New Term Loan 4.75%, due 11/8/19 (c)	1,572,100	1,589,786
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	4,357,495	4,356,406
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	121,025	121,025
	Walter Energy, Inc. Term Loan B 7.25%, due 4/2/18	1,098,298	1,060,956
			11,134,182
	Oil & Gas 4.2%
	Chesapeake Energy Corp. New Unsecured Term Loan 5.75%, due 12/1/17	4,733,300	4,836,103
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	2,475,000	2,468,530
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	939,453
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20	2,470,443	2,565,291
	Frac Tech International, Inc. Term Loan B 8.50%, due 5/6/16	3,474,766	3,523,761
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	1,990,000	1,991,244
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	1,500,000	1,503,750
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	1,485,000	1,304,324
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	2,000,000	1,990,000
	Samson Investment Company New 2nd Lien Term Loan 5.00%, due 9/25/18	4,300,000	4,331,175
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21	3,850,000	3,836,937
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	279,619	281,192
	Term Loan M 4.25%, due 12/16/20	104,283	104,869
	Term Loan B 4.25%, due 12/16/20	2,010,098	2,021,405
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	1,496,250	1,509,342
	Wildhorse Resources LLC 2nd Lien Term Loan 7.50%, due 12/13/18 (c)	3,400,000	3,451,000
			36,658,376
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.4%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,985,000	2,976,293
	Prestige Brands, Inc. New Term Loan 3.75%, due 1/31/19	1,306,818	1,311,065
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	208,377	208,487
	SRAM LLC New Term Loan B 4.008%, due 4/10/20	3,652,719	3,625,324
	Sun Products Corp. (The) New Term Loan 5.50%, due 3/23/20	1,417,603	1,347,903
	Visant Corp. Term Loan B 5.25%, due 12/22/16	3,121,976	3,095,961
			12,565,033
	Personal Transportation 0.7%
	Delta Air Lines, Inc. 2018 Term Loan B1 3.50%, due 10/18/18	2,500,000	2,498,438
	Orbitz Worldwide, Inc.
	New Term Loan B 4.50%, due 9/25/17	308,333	308,847
	New Term Loan C 5.75%, due 3/25/19	661,667	665,140
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	2,475,000	2,476,238
			5,948,663
	Personal, Food & Miscellaneous Services 0.4%
	Aramark Corp. Extended Synthetic LOC 3 3.734%, due 7/26/16	104,933	104,758
	CEC Entertainment Concepts, L.P. Term Loan 4.25%, due 2/14/21	1,000,000	992,500
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	2,637,981	2,039,489
			3,136,747
	Printing & Publishing 0.4%
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	305,293	215,486
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,327,443	1,271,442
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	388,776	248,088
	SNL Financial LC Term Loan 4.50%, due 10/23/18	1,892,493	1,900,772
			3,635,788
	Printing, Publishing, & Broadcasting 0.9%
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/1/20	600,000	604,500
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	6,982,500	6,979,009
			7,583,509
	Retail Store 4.7%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	942,939	945,443
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	2,493,750	2,500,907
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,962,613	2,989,463
	J Crew Group, Inc. New Term Loan B 4.08%, due 3/5/21	1,496,154	1,491,947
	Leonardo Acquisition Corp. Term Loan 4.25%, due 1/31/21	500,000	500,000
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	4,364,311	4,377,404
	Michaels Stores, Inc. New Term Loan 3.75%, due 1/28/20	7,391,048	7,397,648
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	1,293,222	1,295,486
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	4,983,688	5,000,040
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	4,284,994	4,286,023
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	3,985,877	3,992,728
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,132,866	4,148,294
	Term Loan B2 4.25%, due 8/7/19	1,182,000	1,187,171
	Toys 'R' US Property Company I LLC New Term Loan B 6.00%, due 8/21/19	1,145,125	1,093,594
			41,206,148
	Telecommunications 4.1%
	Alcatel-Lucent USA, Inc. USD Term Loan C 4.50%, due 1/30/19	4,114,616	4,130,783
	Avaya, Inc.
	Extended Term Loan B3 4.734%, due 10/26/17	997,082	971,999
	Term Loan B6 6.50%, due 3/30/18	4,448,006	4,451,947
	Crown Castle Operating Co. Term Loan B2 3.25%, due 1/31/21	4,889,003	4,870,058
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	4,200,000	4,207,001
	2020 Term Loan B 4.00%, due 1/15/20	2,000,000	2,002,500
	LTS Buyer LLC 1st Lien Term Loan 4.00%, due 4/13/20	2,977,500	2,971,917
	Mitel US Holdings, Inc. New Term Loan 5.25%, due 1/31/20	1,496,250	1,510,589
	Syniverse Holdings, Inc.
	Term Loan B 4.00%, due 4/23/19	2,077,588	2,078,454
	Term Loan 4.00%, due 4/23/19	3,816,269	3,816,269
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	4,462,190	4,463,118
			35,474,635
	Utilities 4.2%
	AES Corp. REFI Term Loan B 3.75%, due 6/1/18	4,592,926	4,606,324
	Alinta Energy U.S. Finance LLC Term Loan 6.375%, due 8/13/19	1,465,944	1,487,933
	Calpine Construction Finance Co., L.P. Original Term Loan B1 3.00%, due 5/3/20	1,488,750	1,461,634
¤	Calpine Corp.
	Term Loan B1 4.00%, due 4/2/18	4,904,001	4,915,579
	Term Loan B2 4.00%, due 4/2/18	2,922,387	2,928,474
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	3,130,192	3,138,018
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	432,225	434,926
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	3,171,689	3,186,225
	Term Loan C 4.25%, due 12/31/19	1,004,909	1,009,514
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	2,210,552	2,221,605
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,844,478	4,845,689
	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	1,694,983	1,692,865
	Topaz Power Holdings LLC Term Loan 5.25%, due 2/26/20	2,370,000	2,316,675
	TPF II LC LLC Term Loan B 6.50%, due 8/21/19	1,985,000	1,994,925
	Viva Alamo LLC Term Loan B 4.75%, due 2/17/21	750,000	751,875
			36,992,261
	Total Floating Rate Loans (Cost $735,691,628)		738,754,427

	Foreign Floating Rate Loans 6.7% (b)
	Broadcasting & Entertainment 0.9%
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	2,917,292	2,908,782
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	5,000,000	4,987,500
			7,896,282
	Chemicals, Plastics & Rubber 0.2%
	Allnex (Luxembourg) & CY S.C.A. USD Term Loan B1 4.50%, due 10/3/19	1,458,510	1,462,764

	Diversified/Conglomerate Service 0.6%
	ION Trading Technologies S.A.R.L.
	1st Lien Term Loan 4.50%, due 5/22/20	4,285,714	4,296,428
	2nd Lien Term Loan 8.25%, due 5/21/21	1,125,000	1,134,844
			5,431,272
	Electronics 0.1%
	Shield Finance Co. S.A.R.L. USD Term Loan 5.00%, due 1/27/21	600,000	603,000

	Healthcare, Education & Childcare 0.6%
	JLL / Delta Dutch Newco B.V. USD 2021 Term Loan 4.25%, due 3/11/21	1,714,286	1,703,928
	Mallinckrodt International Finance S.A. Term Loan B 3.50%, due 3/19/21	1,000,000	1,000,156
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	2,627,344	2,637,459
			5,341,543
	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	4,265,438	4,263,659

	Mining, Steel, Iron & Non-Precious Metals 0.8%
¤	FMG Resources August 2006 Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	6,887,765	6,937,274

	Oil & Gas 0.5%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21	3,000,000	3,057,501
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	1,543,889	1,548,907
			4,606,408
	Printing & Publishing 0.8%
	hibu Connect S.A., Sociedad Unipersonal EUR Term Loan A3 5.253%, due 3/1/19 (d)	50,907	—
	Springer Science+Business Media Deutschland GmbH USD Term Loan B2 5.00%, due 8/14/20	6,718,120	6,718,120
	YH, Ltd.
	USD Term Loan A2 5.254%, due 3/1/19 (d)	434,139	325,605
	USD Term Loan B2 1.00%, due 3/1/24 (d)(e)	798,817	—
			7,043,725
	Retail Store 0.2%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	2,158,333	2,186,122

	Telecommunications 1.5%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	6,439,180	6,450,384
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,779,768	6,775,531
			13,225,915
	Total Foreign Floating Rate Loans (Cost $58,684,050)		58,997,964

	Total Long-Term Bonds (Cost $803,793,007)		807,907,954

		Shares
	Affiliated Investment Company 0.6%
	Fixed Income Fund 0.6%
	MainStay High Yield Corporate Bond Fund Class I	822,368	5,032,895

	Total Affiliated Investment Company (Cost $5,000,000)		5,032,895

	Common Stock 0.0%‡
	Containers, Packaging & Glass 0.0%‡
	Eagle Topco 2013, Ltd. (d)	308,417	—

	Total Common Stock (Cost $0)		—

	Principal Amount
Short-Term Investments 6.1%
Other Commercial Paper 1.9%
Abbott Laboratories 0.086%, due 5/7/14 (a)(f)	$9,798,000	9,797,167
Essilor International Cie Generale De O'ptique S.A. 0.122%, due 4/29/14 (a)(f)	1,360,000	1,359,873
Parker-Hannifin Corp. 0.081%, due 4/29/14 (a)(f)	5,243,000	5,242,674
Total Other Commercial Paper (Cost $16,399,714)		16,399,714
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $2,403,799 (Collateralized by a Federal National Mortgage Association security with a rate of 2.20% and a maturity date of 10/17/22, with a Principal Amount of $2,590,000 and a Market Value of $2,452,528)	2,403,799	2,403,799
Total Repurchase Agreement (Cost $2,403,799)		2,403,799
U.S. Government 3.9%
United States Treasury Bills
0.025%, due 4/10/14 (f)	3,198,000	3,197,984
0.051%, due 4/17/14 (f)	26,291,000	26,290,460
0.051%, due 4/24/14 (f)	4,547,000	4,546,902
Total U.S. Government (Cost $34,035,346)		34,035,346
Total Short-Term Investments (Cost $52,838,859)		52,838,859
Total Investments (Cost $861,631,866) (g)	99.0%	865,779,708
Other Assets, Less Liabilities	1.0	8,772,297
Net Assets	100.0%	$874,552,005

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2014.
(c)	Illiquid security - The total market value of these securities as of March 31, 2014, was $18,367,472, which represented 2.1% of the Portfolio's net assets.
(d)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued security was $325,605, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)	Interest rate shown represents yield to maturity.
(g)	As of March 31, 2014, cost was $862,718,903 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,449,556
Gross unrealized depreciation	(3,388,751)
Net unrealized appreciation	$3,060,805

The following abbreviation is used in the above portfolio:
TBD -	To be determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$10,155,563	$—	$10,155,563
Floating Rate Loans (b)	—	724,972,555	13,781,872	738,754,427
Foreign Floating Rate Loans (c)	—	58,672,359	325,605	58,997,964
Total Long-Term Bonds	—	793,800,477	14,107,477	807,907,954
Affiliated Investment Company
Fixed Income Fund	5,032,895	—	—	5,032,895
Common Stock (d)	—	—	0	0
Short-Term Investments
Other Commercial Paper	—	16,399,714	—	16,399,714
Repurchase Agreement	—	2,403,799	—	2,403,799
U.S. Government	—	34,035,346	—	34,035,346
Total Short-Term Investments	—	52,838,859	—	52,838,859
Total Investments in Securities	$5,032,895	$846,639,336	$14,107,477	$865,779,708

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $13,781,872 of Level 3 securities which represents floating rate loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	Includes $325,605 of a Level 3 security which represents a foreign floating rate loan whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(d)	Includes $0 of a Level 3 security which represents a common stock whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, securities with a market value of $10,279,524 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of March 31, 2014. The fair value obtained for these loans from an independent pricing service as of December 31, 2013 utilized a single broker quote with significant unobservable inputs.

As of March 31, 2014, securities with a total value of $418,061 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain foreign floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3		Transfers out of Level 3	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2014
Long-Term Bonds
Floating Rate Loans
Automobile	$1,047,842	$563	$-	$(4,487)	$-	$-	$-		$-	$1,043,918	$(4,487)
Broadcasting & Entertainment	3,200,931	(41)	-	(40,365)	-	-	-		(3,160,525)	-	-
Containers, Packaging & Glass	2,553,125	(1,631)	-	4,756	-	-	-		-	2,556,250	-
Diversified/Conglomerate Manufacturing	279,000	223	20,566	(2,808)	-	(296,981)	-		-	-	-
Diversified/Conglomerate Service	3,640,939	-	-	-	-	-	-		(3,640,939)	-	-
Electronics	3,478,060	-	-	-	-	-	-		(3,478,060)	-	-
Finance	2,672,143	3,534	287	(3,821)	-	(7,250)	-		-	2,664,893	(3,534)
Healthcare, Education & Childcare	-	167	-	29,251	1,522,197	-	-		-	1,551,615	29,251
Insurance	609,000	91	14,592	(11,683)	-	(612,000)	-		-	-	-
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	1,101,903	984	-	4,484	-	-	-		-	1,107,371	4,484
Mining, Steel, Iron & Non-Precious Metals	121,033	22	1	280	-	(311)	-		-	121,025	282
Oil & Gas	1,975,000	2,471	-	12,529	-	-	-		-	1,990,000	12,529
Utilities	1,980,050	2,115	113	26,977	742,545	(5,000)	-		-	2,746,800	27,065
Foreign Floating Rate Loans
Printing & Publishing	-	1,638	27,034	(7,177)	-	(113,951)	418,061	(b)	-	325,605	(7,177)
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	-	-	-	-	-	-	-		-	-	-
Total	$22,659,026	$10,136	$62,593	$7,936	$2,264,742	$(1,035,493)	$418,061		$(10,279,524)	$14,107,477	$58,413

(a) Sales include principal reduction.

(b) Position received as a result of a restructure.

MainStay VP Government Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.9%†
	Asset-Backed Security 0.8%
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$1,995,000	$2,267,603

	Total Asset-Backed Security (Cost $2,029,997)		2,267,603

	Corporate Bonds 4.3%
	Agriculture 0.8%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,170,000	1,097,931
	9.70%, due 11/10/18	796,000	1,044,842
			2,142,773
	Finance - Investment Banker/Broker 0.4%
	Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	900,000	1,061,379

	Pipelines 1.1%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,996,827

	Real Estate Investment Trusts 0.8%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,275,789

	Telecommunications 1.2%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,361,299

	Total Corporate Bonds (Cost $11,659,224)		11,838,067

	Mortgage-Backed Securities 6.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.6%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,550,000	1,626,280
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	868,545
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,460,810	1,638,003
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	2,500,000	2,614,427
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	660,000	689,346
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	595,823
	GS Mortgage Securities Corp. II Series 2004-GG2, Class A6 5.396%, due 8/10/38 (c)	865,880	867,708
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	831,921
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,617,531
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	104,116	104,546
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	249,796	259,077
	Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,377,537
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	595,372	608,821
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,479,291	1,609,496
			15,309,061
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.569%, due 8/25/36 (c)	525,523	483,286
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.61%, due 2/25/42 (a)(b)(d)(e)	1,191,128	952,903
			1,436,189
	Total Mortgage-Backed Securities (Cost $16,739,239)		16,745,250

	U.S. Government & Federal Agencies 87.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (f)	328,240	51,901
	Series 361, Class 2, IO 6.00%, due 10/1/35 (f)	68,491	13,434
			65,335
	Federal Home Loan Bank 1.0%
	5.00%, due 11/17/17	2,400,000	2,721,650

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.4%
	2.375%, due 6/1/35 (b)	285,847	305,561
	2.375%, due 2/1/37 (b)	184,512	196,286
	2.383%, due 3/1/35 (b)	34,712	36,854
	3.50%, due 10/1/25	781,570	820,140
	3.50%, due 11/1/25	4,449,689	4,670,082
	3.50%, due 12/1/41	457,181	460,449
	3.50%, due 7/1/42	476,911	479,669
	4.00%, due 3/1/25	1,828,833	1,937,976
	4.00%, due 7/1/25	578,058	612,563
	4.00%, due 8/1/31	1,148,584	1,211,036
	4.00%, due 8/1/39	1,030,883	1,075,025
¤	4.00%, due 12/1/40	4,550,658	4,740,713
¤	4.00%, due 2/1/41	7,652,429	7,965,559
¤	4.00%, due 3/1/41	9,097,694	9,481,384
	4.00%, due 1/1/42	4,274,883	4,455,104
	4.00%, due 12/1/42	1,460,258	1,506,590
	4.50%, due 3/1/41	1,217,256	1,302,294
	4.50%, due 5/1/41	1,660,894	1,781,101
	4.50%, due 8/1/41	1,931,134	2,071,232
	5.00%, due 1/1/20	417,619	444,063
	5.00%, due 6/1/33	962,137	1,049,115
	5.00%, due 8/1/33	547,897	597,483
	5.00%, due 5/1/36	382,896	415,792
	5.00%, due 10/1/39	1,387,972	1,530,807
	5.50%, due 1/1/21	378,122	411,705
	5.50%, due 1/1/33	655,418	719,985
	6.50%, due 4/1/37	108,159	121,091
			50,399,659
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 50.1%
	1.934%, due 11/1/34 (b)	289,928	303,948
	2.337%, due 4/1/34 (b)	312,021	331,363
	3.00%, due 10/1/32	1,548,940	1,546,333
	3.50%, due 11/1/20	3,342,512	3,519,012
	3.50%, due 10/1/25	1,758,058	1,845,488
¤	3.50%, due 11/1/25	11,911,249	12,507,978
	3.50%, due 9/1/32	4,398,798	4,533,563
	3.50%, due 11/1/32	1,055,108	1,085,792
	3.50%, due 2/1/41	2,599,878	2,617,466
	3.50%, due 11/1/41	3,512,265	3,540,030
	3.50%, due 12/1/41	1,550,025	1,562,316
	3.50%, due 1/1/42	3,444,750	3,474,103
	3.50%, due 3/1/42	3,403,162	3,426,184
	3.50%, due 5/1/42	1,607,718	1,618,594
	3.50%, due 8/1/42	3,708,142	3,696,029
	3.50%, due 11/1/42	1,438,246	1,433,540
	3.50%, due 12/1/42	1,687,604	1,701,002
	3.50%, due 2/1/43	1,848,821	1,863,478
	3.50%, due 5/1/43	3,529,280	3,554,764
	4.00%, due 9/1/31	2,533,455	2,674,243
	4.00%, due 1/1/41	1,392,758	1,452,879
	4.00%, due 2/1/41	1,057,412	1,103,082
	4.00%, due 3/1/41	2,778,474	2,900,440
	4.00%, due 10/1/41	831,517	868,344
	4.00%, due 3/1/42	2,384,446	2,471,284
	4.00%, due 6/1/42	1,013,744	1,046,416
	4.00%, due 7/1/42	3,072,269	3,169,943
	4.00%, due 8/1/42	1,515,844	1,564,657
	4.00%, due 9/1/42	1,513,060	1,572,993
	4.50%, due 7/1/18	1,370,797	1,452,832
	4.50%, due 11/1/18	1,021,986	1,083,399
	4.50%, due 6/1/23	804,506	853,929
	4.50%, due 6/1/39	1,313,991	1,412,393
	4.50%, due 7/1/39	3,408,454	3,671,954
¤	4.50%, due 8/1/39	4,841,156	5,207,687
	4.50%, due 9/1/40	3,941,319	4,243,296
	4.50%, due 12/1/40	2,586,428	2,773,375
¤	4.50%, due 1/1/41	6,717,648	7,238,917
	4.50%, due 2/1/41	612,768	659,335
	4.50%, due 8/1/41	3,212,826	3,447,396
	5.00%, due 11/1/17	643,030	683,806
	5.00%, due 9/1/20	50,002	53,202
	5.00%, due 11/1/33	1,774,546	1,945,279
	5.00%, due 7/1/34	216,900	236,863
	5.00%, due 6/1/35	1,332,310	1,454,499
	5.00%, due 10/1/35	364,435	397,478
	5.00%, due 1/1/36	168,187	183,279
	5.00%, due 2/1/36	1,986,787	2,166,053
	5.00%, due 5/1/36	1,938,657	2,113,080
	5.00%, due 3/1/40	2,279,472	2,512,636
	5.00%, due 2/1/41	3,774,476	4,184,097
	5.50%, due 11/1/17	428,511	456,335
	5.50%, due 6/1/19	490,717	527,096
	5.50%, due 11/1/19	581,367	630,977
	5.50%, due 4/1/21	807,826	878,614
	5.50%, due 6/1/21	47,906	52,108
	5.50%, due 6/1/33	2,240,087	2,497,735
	5.50%, due 11/1/33	1,459,008	1,622,071
	5.50%, due 12/1/33	1,486,252	1,656,242
	5.50%, due 6/1/34	444,753	494,318
	5.50%, due 3/1/35	649,404	721,068
	5.50%, due 12/1/35	265,430	294,413
	5.50%, due 4/1/36	1,422,902	1,576,751
	5.50%, due 1/1/37	392,831	442,294
	5.50%, due 7/1/37	299,764	337,342
	5.50%, due 8/1/37	340,146	377,479
	6.00%, due 12/1/16	29,332	30,456
	6.00%, due 1/1/33	239,532	269,304
	6.00%, due 3/1/33	236,050	265,438
	6.00%, due 9/1/34	42,841	47,663
	6.00%, due 9/1/35	708,596	799,315
	6.00%, due 10/1/35	137,816	155,120
	6.00%, due 4/1/36	584,561	653,953
	6.00%, due 6/1/36	391,446	435,281
	6.00%, due 11/1/36	623,692	695,989
	6.00%, due 4/1/37	118,132	128,016
	6.50%, due 10/1/31	90,490	101,598
	6.50%, due 7/1/32	27,324	30,662
	6.50%, due 2/1/37	84,503	94,867
	6.50%, due 8/1/47	77,241	84,305
			137,316,859
	Government National Mortgage Association (Mortgage Pass-Through Securities) 10.6%
	4.00%, due 7/15/39	905,954	952,754
	4.00%, due 9/20/40	3,170,712	3,340,149
	4.00%, due 11/20/40	425,151	447,870
	4.00%, due 1/15/41	3,327,720	3,500,643
¤	4.00%, due 10/15/41	5,936,830	6,271,586
¤	4.50%, due 5/20/40	8,491,496	9,166,590
	5.00%, due 4/15/34	1,211,340	1,335,577
	5.00%, due 2/20/41	951,128	1,043,529
	5.50%, due 6/15/33	1,236,039	1,390,545
	5.50%, due 12/15/35	427,652	475,954
	6.00%, due 8/15/32	239,245	275,456
	6.00%, due 10/15/32	381,645	432,530
	6.50%, due 7/15/28	46,271	54,133
	6.50%, due 8/15/28	56,646	64,539
	6.50%, due 7/15/32	223,039	259,939
			29,011,794
¤	Overseas Private Investment Corporation 2.3%
	5.142%, due 12/15/23	5,479,685	6,109,427

	Tennessee Valley Authority 3.2%
	4.65%, due 6/15/35	4,395,000	4,631,429
	6.25%, due 12/15/17	3,485,000	4,089,703
			8,721,132
¤	United States Treasury Note 2.1%
	0.625%, due 10/15/16	5,820,000	5,810,449

	Total U.S. Government & Federal Agencies (Cost $235,332,564)		240,156,305

	Total Long-Term Bonds (Cost $265,761,024)		271,007,225

	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $1,837,337 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $2,000,000 and a Market Value of $1,876,460)	1,837,337	1,837,337

	Total Short-Term Investment (Cost $1,837,337)		1,837,337

	Total Investments (Cost $267,598,361) (i)	99.6%	272,844,562
	Other Assets, Less Liabilities	0.4	1,215,051
	Net Assets	100.0%	$274,059,613

		Contracts Short	Unrealized Appreciation (Depreciation) (g)
	Futures Contracts 0.1%
	United States Treasury Note June 2014 (10 Year) (h)	(126)	$53,869
	United States Treasury Note June 2014 (5 Year) (h)	(300)	171,127
	Total Futures Contracts (Notional Amount $51,246,938)		$224,996

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(d)	Illiquid security - The total market value of this security as of March 31, 2014, was $952,903, which represents 0.3% of the Portfolio's net assets.
(e)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued securities was $952,903, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(h)	As of March 31, 2014, cash in the amount of $455,850 is on deposit with a broker for futures transactions.
(i)	As of March 31, 2014, cost was $267,598,361 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$8,757,925
Gross unrealized depreciation	(3,511,724)
Net unrealized appreciation	$5,246,201

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,267,603	$—	$2,267,603
Corporate Bonds	—	11,838,067	—	11,838,067
Mortgage-Backed Securities (b)	—	15,792,347	952,903	16,745,250
U.S. Government & Federal Agencies	—	240,156,305	—	240,156,305
Total Long-Term Bonds	—	270,054,322	952,903	271,007,225
Short-Term Investment
Repurchase Agreement	—	1,837,337	—	1,837,337
Total Investments in Securities	—	271,891,659	952,903	272,844,562
Other Financial Instruments
Futures Contracts Short (c)	224,996	—	—	224,996
Total Investments in Securities and Other Financial Instruments	$224,996	$271,891,659	$952,903	$273,069,558

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $952,903 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$917,677	$339	$1,228	$66,101	$-	$(32,442	)(a)	$-	$-	$952,903	$59,218
Total	$917,677	$339	$1,228	$66,101	$-	$(32,442)		$-	$-	$952,903	$59,218

(a) Sales include principal reductions

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.8% †
Equity Funds 99.8%
MainStay Epoch Global Choice Fund Class I (a)	625,006	$12,637,623
MainStay Epoch U.S. All Cap Fund Class I (a)	1,356,177	38,366,255
MainStay ICAP Equity Fund Class I	504,286	26,495,182
MainStay ICAP International Fund Class I	968,423	34,766,400
MainStay International Opportunities Fund Class I (a)	3,166,277	29,003,096
MainStay MAP Fund Class I	1,010,206	45,671,401
MainStay U.S. Equity Opportunities Fund Class I (a)	4,076,087	35,298,917
MainStay VP Cornerstone Growth Portfolio Initial Class	433,368	14,502,738
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class	443,547	4,127,637
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,163,900	28,681,693
MainStay VP International Equity Portfolio Initial Class (a)	852,084	11,922,124
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,874,669	42,239,198
MainStay VP Marketfield Portfolio Initial Class (a)(b)	736,369	8,067,680
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,221,811	20,436,250
MainStay VP S&P 500 Index Portfolio Initial Class	297,343	11,368,659
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,536,577	35,493,855
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,922,924	26,928,932
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class	8,616	87,471
Total Equity Funds (Cost $361,824,977)		426,095,111
Total Investments (Cost $361,824,977)	99.8%	426,095,111
Other Assets, Less Liabilities	0.2	905,248
Net Assets	100.0%	$427,000,359

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2014, cost was $364,398,475 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$64,301,115
Gross unrealized depreciation	(2,604,479)
Net unrealized appreciation	$61,696,636

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$426,095,111	$—	$—	$426,095,111
Total Investments	$426,095,111	$—	$—	$426,095,111

(a)     For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.4%†
	Convertible Bonds 0.2%
	Electric 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$1,720,708	$2,529,441

	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	3,039,000	3,050,396

	Total Convertible Bonds (Cost $4,776,347)		5,579,837

	Corporate Bonds 91.2%
	Advertising 0.6%
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
	5.25%, due 2/15/22 (a)	4,985,000	5,109,625
	5.625%, due 2/15/24 (a)	3,280,000	3,362,000
	Lamar Media Corp.
	5.375%, due 1/15/24 (a)	4,450,000	4,561,250
	5.875%, due 2/1/22	1,525,000	1,616,500
	7.875%, due 4/15/18	2,283,000	2,380,028
			17,029,403
	Aerospace & Defense 2.0%
	AAR Corp. 7.25%, due 1/15/22	8,760,000	9,482,700
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (a)	4,270,000	4,387,425
	6.875%, due 9/15/20	3,480,000	3,784,500
	B/E Aerospace, Inc. 5.25%, due 4/1/22	7,665,000	7,885,369
	GenCorp, Inc. 7.125%, due 3/15/21	10,485,000	11,363,119
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22 (a)	5,985,000	6,014,925
	TransDigm, Inc.
	5.50%, due 10/15/20	4,420,000	4,497,350
	7.75%, due 12/15/18	7,635,000	8,188,537
			55,603,925
	Agriculture 0.2%
	American Rock Salt Co. LLC / American Rock Capital Corp. 8.25%, due 5/1/18 (a)	4,505,000	4,696,463

	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21 (a)	5,380,000	5,534,675
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	5,184,000
			10,718,675
	Auto Manufacturers 1.0%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	8,720,000	9,286,800
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19 (a)	2,600,000	2,847,000
	8.25%, due 6/15/21 (a)	4,740,000	5,362,125
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	4,595,000	4,704,131
	5.625%, due 2/1/23 (a)	1,285,000	1,339,612
	8.125%, due 5/15/21 (a)	4,095,000	4,647,825
	Oshkosh Corp. 8.50%, due 3/1/20	905,000	993,238
			29,180,731
	Auto Parts & Equipment 4.3%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	9,182,000	9,882,127
	Chassix, Inc. 9.25%, due 8/1/18 (a)	5,290,000	5,686,750
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	12,945,000	13,560,017
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	5,210,000	5,333,790
	Dana Holding Corp. 6.75%, due 2/15/21	2,475,000	2,691,563
	Exide Technologies 8.625%, due 2/1/18 (f)	20,190,000	15,344,400
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	4,775,000	5,037,625
¤	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	15,280,000	15,623,800
	7.75%, due 2/15/17 (a)	11,219,000	12,733,565
	8.50%, due 2/15/19 (a)	6,560,000	7,322,600
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	11,405,000	12,132,069
	Tenneco, Inc.
	6.875%, due 12/15/20	1,870,000	2,052,325
	7.75%, due 8/15/18	3,395,000	3,594,456
	Titan International, Inc. 6.875%, due 10/1/20 (a)	2,805,000	2,973,300
	TRW Automotive, Inc.
	4.50%, due 3/1/21 (a)	2,955,000	3,036,262
	7.25%, due 3/15/17 (a)	2,835,000	3,235,444
			120,240,093
	Banks 1.3%
¤	Ally Financial, Inc.
	(zero coupon), due 6/15/15	490,000	474,688
	5.50%, due 2/15/17	780,000	846,300
	6.25%, due 12/1/17	3,355,000	3,745,019
	7.50%, due 9/15/20	7,047,000	8,377,121
	8.00%, due 11/1/31	6,505,000	7,936,100
	8.30%, due 2/12/15	6,305,000	6,667,537
	Provident Funding Associates, L.P. / PFG Finance Corp.
	6.75%, due 6/15/21 (a)	6,965,000	6,965,000
	10.125%, due 2/15/19 (a)	2,450,000	2,676,625
			37,688,390
	Beverages 0.3%
	Constellation Brands, Inc. 4.25%, due 5/1/23	3,565,000	3,484,788
	Cott Beverages, Inc. 8.125%, due 9/1/18	4,290,000	4,552,762
			8,037,550
	Building Materials 3.4%
	Boise Cascade Co. 6.375%, due 11/1/20	6,000,000	6,435,000
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	2,110,000	2,289,350
	6.875%, due 8/15/18 (a)	3,705,000	3,890,250
	7.00%, due 2/15/20 (a)	3,060,000	3,281,850
	7.50%, due 3/15/20 (a)	5,640,000	6,077,100
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	2,585,000	2,756,256
	Griffon Corp. 5.25%, due 3/1/22 (a)	500,000	495,000
	Headwaters, Inc.
	7.25%, due 1/15/19 (a)	6,635,000	6,916,987
	7.625%, due 4/1/19	7,457,000	8,034,917
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	6,860,000	7,614,600
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20 (a)	5,075,000	5,722,063
¤	Texas Industries, Inc. 9.25%, due 8/15/20	31,130,000	35,955,150
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,745,450
	7.875%, due 3/30/20 (a)	530,000	592,275
	8.375%, due 10/15/18 (a)	1,165,000	1,243,638
	Vulcan Materials Co.
	6.50%, due 12/1/16	546,000	608,790
	7.50%, due 6/15/21	1,505,000	1,772,138
			97,430,814
	Chemicals 2.8%
	Axiall Corp. 4.875%, due 5/15/23 (a)	5,555,000	5,450,844
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	4,215,000	4,151,775
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (a)	3,815,000	3,772,081
	Ineos Finance PLC 7.50%, due 5/1/20 (a)	8,635,000	9,476,912
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,518,438
	NOVA Chemicals Corp. 5.25%, due 8/1/23 (a)	5,300,000	5,671,000
	Olin Corp.
	5.50%, due 8/15/22	3,910,000	3,997,975
	8.875%, due 8/15/19	6,675,000	7,133,906
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	15,640,000	16,656,600
	PolyOne Corp.
	5.25%, due 3/15/23	11,545,000	11,602,725
	7.375%, due 9/15/20	4,665,000	5,108,175
			79,540,431
	Coal 1.7%
	Arch Coal, Inc.
	7.00%, due 6/15/19	11,695,000	9,034,387
	7.25%, due 10/1/20	1,110,000	849,150
	8.00%, due 1/15/19 (a)	5,165,000	5,165,000
	9.875%, due 6/15/19	2,570,000	2,235,900
	CONSOL Energy, Inc.
	8.00%, due 4/1/17	11,115,000	11,601,281
	8.25%, due 4/1/20	1,590,000	1,727,138
	Peabody Energy Corp.
	6.00%, due 11/15/18	3,040,000	3,188,200
	6.25%, due 11/15/21	4,670,000	4,681,675
	6.50%, due 9/15/20	6,935,000	7,160,388
	7.875%, due 11/1/26	2,235,000	2,290,875
			47,933,994
	Commercial Services 4.0%
	ADT Corp. (The) 6.25%, due 10/15/21 (a)	2,740,000	2,815,350
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	7,965,000	8,343,338
	6.375%, due 4/1/20 (a)	5,385,000	5,735,025
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	8,020,000	8,501,200
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	7,220,000	7,274,150
	8.25%, due 1/15/19	1,345,000	1,442,513
	9.75%, due 3/15/20	2,895,000	3,332,869
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18	7,060,000	7,174,725
	Cenveo Corp. 8.875%, due 2/1/18	7,339,000	7,485,780
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	11,457,000	12,001,207
	Hertz Corp. (The)
	4.25%, due 4/1/18	2,660,000	2,739,800
	5.875%, due 10/15/20	1,330,000	1,418,116
	PHH Corp.
	7.375%, due 9/1/19	3,215,000	3,552,575
	9.25%, due 3/1/16	2,860,000	3,210,350
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (c)(d)(e)(g)	150,000	2,205
	9.75% (c)(d)(e)(g)	8,530,000	125,391
	Safway Group Holding LLC / Safway Finance Corp. 7.00%, due 5/15/18 (a)	4,470,000	4,760,550
	Sotheby's 5.25%, due 10/1/22 (a)	4,820,000	4,711,550
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	7,660,000	7,889,800
	United Rentals North America, Inc.
	5.75%, due 7/15/18	4,155,000	4,445,850
	5.75%, due 11/15/24	2,550,000	2,569,125
	6.125%, due 6/15/23	1,570,000	1,664,200
	7.625%, due 4/15/22	2,920,000	3,274,050
	9.25%, due 12/15/19	2,450,000	2,708,475
	WEX, Inc. 4.75%, due 2/1/23 (a)	5,855,000	5,503,700
			112,681,894
	Computers 1.8%
	iGATE Corp.
	4.75%, due 4/15/19 (a)	5,615,000	5,636,056
	9.00%, due 5/1/16	5,140,000	5,397,000
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,105,500
	5.00%, due 7/15/22	4,050,000	4,055,063
	5.875%, due 12/15/21 (a)	1,425,000	1,499,813
	6.375%, due 12/15/23 (a)	5,000,000	5,312,500
¤	Seagate HDD Cayman
	4.75%, due 6/1/23 (a)	23,125,000	22,835,937
	7.00%, due 11/1/21	5,220,000	5,839,875
			51,681,744
	Distribution & Wholesale 0.7%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	14,788,000	15,638,310
	LKQ Corp. 4.75%, due 5/15/23 (a)	4,695,000	4,448,512
			20,086,822
	Diversified Financial Services 1.0%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (a)	5,525,000	5,055,375
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	11,100,000	9,379,500
	12.75%, due 5/1/20 (a)(d)	3,000,000	2,606,250
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,935,526
			26,976,651
	Electric 2.3%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	6,235,000	6,328,525
	6.00%, due 1/15/22 (a)	7,940,000	8,337,000
	7.50%, due 2/15/21 (a)	888,000	970,140
	GenOn Americas Generation LLC 9.125%, due 5/1/31	4,910,000	4,627,675
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	23,669,000	23,787,345
	9.50%, due 10/15/18	16,223,000	16,588,018
	NRG REMA LLC Series C 9.681%, due 7/2/26	1,190,000	1,190,000
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,861,637
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,748,429
			66,438,769
	Electrical Components & Equipment 1.0%
	Belden, Inc. 5.50%, due 9/1/22 (a)	13,090,000	13,253,625
	General Cable Corp. 6.50%, due 10/1/22 (a)	9,670,000	9,815,050
	WESCO Distribution, Inc. 5.375%, due 12/15/21 (a)	5,410,000	5,531,725
			28,600,400
	Electronics 0.4%
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	8,699,487
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	3,110,000	3,354,913
			12,054,400
	Engineering & Construction 0.8%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	10,275,000	9,838,313
	13.00%, due 3/15/18 (b)	10,945,030	12,586,784
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	1,369,000	1,362,155
			23,787,252
	Entertainment 2.6%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	11,715,000	12,535,050
	Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	6,360,000	6,487,200
	GLP Capital LP / GLP Financing II, Inc.
	4.875%, due 11/1/20 (a)	3,280,000	3,366,100
	5.375%, due 11/1/23 (a)	3,965,000	4,074,037
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21	2,600,000	2,639,000
	MU Finance PLC 8.375%, due 2/1/17 (a)	8,260,333	8,632,048
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	4,830,000	5,011,125
	Pinnacle Entertainment, Inc. 7.50%, due 4/15/21	2,597,000	2,811,253
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	6,234,000	6,834,022
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	3,748,000	3,982,250
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	10,000,000	10,375,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (d)(e)	195,329	136,730
	Vail Resorts, Inc. 6.50%, due 5/1/19	5,415,000	5,692,519
			72,576,334
	Environmental Controls 0.4%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	2,735,000	2,789,700
	5.25%, due 8/1/20	4,320,000	4,449,600
	Darling Escrow Corp. 5.375%, due 1/15/22 (a)	4,470,000	4,592,925
			11,832,225
	Finance - Auto Loans 0.9%
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	2,585,000	2,901,466
	General Motors Financial Co., Inc.
	4.25%, due 5/15/23	4,640,000	4,582,000
	4.75%, due 8/15/17	6,455,000	6,898,781
	6.75%, due 6/1/18	8,850,000	10,089,000
			24,471,247
	Finance - Consumer Loans 0.2%
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	5,125,000	5,611,875

	Finance - Mortgage Loan/Banker 0.1%
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	4,050,000	3,928,500

	Finance - Other Services 1.3%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	6,985,000	7,473,950
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	5,925,000	5,954,625
	6.50%, due 7/1/21	575,000	541,937
	7.875%, due 10/1/20	7,625,000	7,701,250
	9.625%, due 5/1/19	2,405,000	2,657,525
	10.875%, due 4/1/15	10,060,000	10,110,300
	SquareTwo Financial Corp. 11.625%, due 4/1/17	3,500,000	3,517,500
			37,957,087
	Food 1.9%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	4,740,000	4,899,975
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	5,608,328	5,383,995
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,754,525
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	3,139,000	3,280,255
	Ingles Markets, Inc. 5.75%, due 6/15/23	8,820,000	8,820,000
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	5,615,000	6,036,125
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	9,655,000	10,234,300
	Treehouse Foods, Inc. 4.875%, due 3/15/22	5,120,000	5,152,000
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	4,096,000	4,239,360
			53,800,535
	Forest Products & Paper 0.6%
	Clearwater Paper Corp. 7.125%, due 11/1/18	4,082,000	4,347,330
	Georgia-Pacific LLC
	7.25%, due 6/1/28	2,792,000	3,513,838
	7.375%, due 12/1/25	1,310,000	1,649,481
	8.00%, due 1/15/24	3,469,000	4,558,436
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	2,325,000	2,464,500
			16,533,585
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	7,315,000	8,137,937
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	8,084,620
	Hologic, Inc. 6.25%, due 8/1/20	3,230,000	3,415,725
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23 (a)	2,560,000	2,438,400
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,181,975
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	8,830,000	9,448,100
			36,706,757
	Health Care - Services 2.7%
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,246,687
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	1,990,000	2,089,500
	6.875%, due 2/1/22 (a)	7,425,000	7,759,125
	DaVita HeathCare Partners, Inc. 6.625%, due 11/1/20	2,651,000	2,839,884
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	3,750,000	4,200,000
	6.875%, due 7/15/17	40,000	45,200
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	460,000	495,650
	5.875%, due 1/31/22 (a)	2,710,000	2,879,375
	HCA Holdings, Inc. 6.25%, due 2/15/21	715,000	765,408
¤	HCA, Inc.
	4.75%, due 5/1/23	5,205,000	5,146,444
	5.00%, due 3/15/24	4,215,000	4,222,903
	5.875%, due 3/15/22	5,130,000	5,527,575
	5.875%, due 5/1/23	745,000	766,419
	6.50%, due 2/15/20	2,125,000	2,380,000
	7.50%, due 2/15/22	1,570,000	1,793,725
	7.58%, due 9/15/25	575,000	606,625
	8.00%, due 10/1/18	4,076,000	4,830,060
	8.36%, due 4/15/24	450,000	508,500
	9.00%, due 12/15/14	1,520,000	1,596,000
	INC Research LLC 11.50%, due 7/15/19 (a)	7,775,000	8,727,437
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)	11,545,000	11,848,056
	ResCare, Inc. 10.75%, due 1/15/19	3,520,000	3,907,200
			77,181,773
	Holding Companies - Diversified 0.3%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	6,915,000	7,433,625
	Leucadia National Corp. 8.125%, due 9/15/15	1,480,000	1,618,750
			9,052,375
	Home Builders 2.3%
	Allegion US Holding Co., Inc. 5.75%, due 10/1/21 (a)	6,720,000	7,072,800
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	8,280,000	8,280,000
	Brookfield Residential Properties, Inc.
	6.125%, due 7/1/22 (a)	1,070,000	1,104,775
	6.50%, due 12/15/20 (a)	5,285,000	5,628,525
	D.R. Horton, Inc.
	3.75%, due 3/1/19	4,325,000	4,335,812
	4.75%, due 2/15/23	2,925,000	2,910,375
	Lennar Corp.
	4.125%, due 12/1/18	3,000,000	3,060,000
	4.75%, due 11/15/22	3,130,000	3,043,925
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	347,288
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	340,000	337,450
	6.625%, due 5/1/20	2,460,000	2,675,250
	Standard Pacific Corp. 8.375%, due 1/15/21	3,960,000	4,682,700
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	3,275,000	3,307,750
	7.75%, due 4/15/20 (a)	4,978,000	5,488,245
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	6,725,000	6,472,812
	WCI Communities, Inc. 6.875%, due 8/15/21 (a)	4,860,000	5,042,250
			63,789,957

	Household Products & Wares 0.6%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	2,200,000	2,318,250
	Jarden Corp.
	6.125%, due 11/15/22	945,000	1,015,875
	7.50%, due 5/1/17	5,940,000	6,838,425
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	1,545,000	1,672,462
	6.625%, due 11/15/22	1,545,000	1,682,119
	6.75%, due 3/15/20	2,380,000	2,579,325
			16,106,456
	Housewares 0.1%
	Libbey Glass, Inc. 6.875%, due 5/15/20	2,679,000	2,926,808

	Insurance 0.9%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	1,405,000	1,503,350
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	6,555,000	6,989,269
	Compass Investors, Inc. 7.75%, due 1/15/21 (a)	5,700,000	5,942,250
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	6,410,000	6,826,650
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	4,190,000	4,884,832
			26,146,351
	Internet 0.9%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	9,360,000	10,155,600
	Equinix, Inc.
	5.375%, due 4/1/23	7,720,000	7,874,400
	7.00%, due 7/15/21	5,638,000	6,286,370
	IAC / InterActiveCorp. 4.75%, due 12/15/22	1,000,000	978,750
			25,295,120
	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,743,000	1,967,918
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	4,900,000	5,243,000
			7,210,918
	Iron & Steel 0.8%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,808,061
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	2,660,000	2,782,256
	9.375%, due 6/1/19	2,600,000	3,188,253
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	7,900,000	8,354,250
	Commercial Metals Co. 4.875%, due 5/15/23	6,629,000	6,363,840
			23,496,660
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	7,965,000	7,785,788
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	21,375,000	22,817,812
			30,603,600
	Lodging 1.5%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	7,170,000	7,600,200
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	6,170,000	6,601,900
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21 (a)	7,245,000	7,571,025
	MGM Resorts International 6.625%, due 7/15/15	1,000,000	1,060,000
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	6,452,225	7,291,014
	Playa Resorts Holding B.V. 8.00%, due 8/15/20 (a)	2,570,000	2,775,600
	Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 11/15/15	2,580,000	2,825,069
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	5,690,000	5,604,650
			41,329,458
	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	7,970,000	8,428,275
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)	2,940,000	3,101,700
			11,529,975
	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,583,300
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	2,545,000	2,786,775
			8,370,075
	Media 4.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	6,495,000	6,251,437
	5.25%, due 9/30/22	500,000	493,750
	7.25%, due 10/30/17	1,245,000	1,318,144
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	5,420,000	5,392,900
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	5,023,000	5,688,547
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	110,438
	7.875%, due 2/15/18	965,000	1,114,575
	DISH DBS Corp.
	4.25%, due 4/1/18	765,000	798,469
	4.625%, due 7/15/17	1,045,000	1,112,925
	5.00%, due 3/15/23	3,990,000	4,019,925
	5.125%, due 5/1/20	13,355,000	13,922,587
	7.75%, due 5/31/15	1,345,000	1,440,831
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	9,455,000	9,525,912
	5.00%, due 4/15/22 (a)	7,040,000	7,057,600
	7.75%, due 10/15/18	7,560,000	8,079,750
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	10,835,000	11,430,925
	Quebecor Media, Inc.
	5.75%, due 1/15/23	13,020,000	13,052,550
	7.75%, due 3/15/16	1,897,000	1,901,743
	Videotron, Ltd.
	5.00%, due 7/15/22	4,385,000	4,395,963
	5.375%, due 6/15/24 (a)	7,040,000	7,075,200
	6.375%, due 12/15/15	2,425,000	2,431,063
	9.125%, due 4/15/18	5,918,000	6,139,925
			112,755,159
	Metal Fabricate & Hardware 1.2%
	A. M. Castle & Co. 12.75%, due 12/15/16	9,200,000	10,327,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	6,290,000	6,431,525
	8.75%, due 9/1/20	4,160,000	4,648,800
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	5,570,000	5,723,175
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	5,420,000	5,812,950
			32,943,450
	Mining 1.9%
	Hecla Mining Co. 6.875%, due 5/1/21	15,270,000	14,811,900
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,323,112
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	7,825,000	7,942,375
	7.00%, due 4/15/20 (a)	7,640,000	8,041,100
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,499,350
	8.75%, due 12/15/20	2,810,000	3,140,175
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	8,755,000	7,179,100
			52,937,112
	Miscellaneous - Manufacturing 1.4%
	Actuant Corp. 5.625%, due 6/15/22	3,941,000	4,108,493
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	6,585,000	7,095,337
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	6,915,000	7,355,831
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,367,863
	LSB Industries, Inc. 7.75%, due 8/1/19 (a)	3,650,000	3,914,625
	Polypore International, Inc. 7.50%, due 11/15/17	6,465,000	6,852,900
	SPX Corp. 6.875%, due 9/1/17	4,285,000	4,863,475
			39,558,524
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	6,627,000	7,057,755

	Oil & Gas 8.7%
	Antero Resources Finance Corp. 5.375%, due 11/1/21 (a)	5,660,000	5,744,900
	Approach Resources, Inc. 7.00%, due 6/15/21	5,875,000	6,051,250
	Berry Petroleum Co., LLC 10.25%, due 6/1/14	3,915,000	3,963,938
¤	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	11,265,000	11,349,487
	7.625%, due 1/15/22	4,060,000	4,303,600
	9.375%, due 5/1/19	11,692,000	13,285,035
	9.625%, due 8/1/20	1,770,000	2,031,075
	Chesapeake Energy Corp. 6.50%, due 8/15/17	9,615,000	10,792,837
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19	9,345,000	9,695,437
	Comstock Resources, Inc.
	7.75%, due 4/1/19	6,925,000	7,375,125
	9.50%, due 6/15/20	3,750,000	4,275,000
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	2,074,575
	5.50%, due 4/1/23	656,000	682,240
	6.50%, due 1/15/22	7,710,000	8,403,900
	7.00%, due 1/15/21	5,485,000	6,047,213
	Continental Resources, Inc.
	5.00%, due 9/15/22	5,956,000	6,253,800
	8.25%, due 10/1/19	3,620,000	3,900,550
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	7,040,000	7,172,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	8,305,000	8,657,962
	7.25%, due 11/1/19 (a)	2,330,000	2,429,025
	Newfield Exploration Co.
	5.625%, due 7/1/24	5,265,000	5,462,438
	6.875%, due 2/1/20	1,630,000	1,735,950
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	455,000	489,125
	6.875%, due 3/15/22 (a)	4,280,000	4,633,100
	7.25%, due 2/1/19	9,740,000	10,421,800
	PDC Energy, Inc. 7.75%, due 10/15/22	5,435,000	5,951,325
	PetroHawk Energy Corp. 7.25%, due 8/15/18	3,285,000	3,485,385
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	19,615,000	20,889,975
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,693,200
	5.00%, due 3/15/23	5,550,000	5,619,375
	8.00%, due 5/15/19	2,980,000	3,117,825
	Rex Energy Corp. 8.875%, due 12/1/20	11,655,000	12,878,775
	SM Energy Co.
	5.00%, due 1/15/24 (a)	6,670,000	6,486,575
	6.50%, due 11/15/21	2,895,000	3,126,600
	6.625%, due 2/15/19	3,795,000	4,060,650
	Stone Energy Corp. 7.50%, due 11/15/22	3,860,000	4,178,450
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21 (a)	2,300,000	2,461,000
	W&T Offshore, Inc. 8.50%, due 6/15/19	7,775,000	8,397,000
	Whiting Petroleum Corp. 6.50%, due 10/1/18	7,315,000	7,699,038
	WPX Energy, Inc. 6.00%, due 1/15/22	8,260,000	8,466,500
			245,743,035
	Oil & Gas Services 1.0%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	8,878,000	9,288,607
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21 (a)	5,885,000	6,238,100
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	3,265,000	3,550,688
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	7,900,000	8,334,500
			27,411,895
	Packaging & Containers 1.3%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	9,020,625
	Ball Corp.
	5.00%, due 3/15/22	2,855,000	2,926,375
	6.75%, due 9/15/20	835,000	904,931
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,689,640
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,938,125
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	8,095,000	8,489,631
	Silgan Holdings, Inc. 5.00%, due 4/1/20	5,500,000	5,637,500
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	4,688,000	5,320,880
			37,927,707
	Pharmaceuticals 1.8%
	Forest Laboratories, Inc.
	4.875%, due 2/15/21 (a)	2,795,000	2,955,713
	5.00%, due 12/15/21 (a)	5,420,000	5,731,650
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22 (a)	5,845,000	5,976,512
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	6,880,000	7,086,400
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	6,310,000	6,278,450
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,611,250
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	2,965,000	3,165,137
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (a)	590,000	619,500
	6.375%, due 10/15/20 (a)	7,005,000	7,565,400
	6.75%, due 10/1/17 (a)	1,010,000	1,068,075
	6.75%, due 8/15/18 (a)	2,015,000	2,216,500
	7.00%, due 10/1/20 (a)	835,000	903,888
	7.50%, due 7/15/21 (a)	640,000	720,000
			50,898,475
	Pipelines 1.8%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,496,900
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	488,053
	9.625%, due 11/1/21	5,950,000	8,292,235
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	7,335,000	7,811,775
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.00%, due 12/15/20	2,915,000	3,053,462
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.50%, due 7/15/23	3,000,000	2,887,500
	6.25%, due 6/15/22	1,835,000	1,981,800
	6.75%, due 11/1/20	6,940,000	7,512,550
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,696,448
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,035,000	4,362,844
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21	4,150,000	4,430,125
	8.375%, due 6/1/20	3,415,000	3,833,337
			49,847,029
	Real Estate 1.5%
	CBRE Services, Inc. 5.00%, due 3/15/23	10,860,000	10,873,575
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	3,290,000	3,693,025
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	9,725,000	10,503,000
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	9,975,000	10,099,687
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	7,370,000	7,591,100
			42,760,387
	Real Estate Investment Trusts 0.9%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	5,958,810
	Host Hotels & Resorts, L.P.
	Series C 4.75%, due 3/1/23	5,860,000	6,129,126
	5.25%, due 3/15/22	3,380,000	3,677,704
	5.875%, due 6/15/19	385,000	417,082
	RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21	1,965,000	1,979,737
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,810,000	2,880,250
	5.50%, due 2/1/21	3,310,000	3,458,950
			24,501,659
	Retail 3.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,132,525
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,343,500
	6.50%, due 5/20/21	1,685,000	1,798,738
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	13,176,000	14,757,120
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	6,332,987
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	6,810,000	7,508,025
	Cash America International, Inc. 5.75%, due 5/15/18	7,040,000	6,934,400
	DineEquity, Inc. 9.50%, due 10/30/18	17,045,000	18,579,050
	First Cash Financial Services, Inc. 6.75%, due 4/1/21 (a)	4,175,000	4,279,375
	L Brands, Inc.
	5.625%, due 10/15/23	3,785,000	3,926,938
	6.625%, due 4/1/21	3,610,000	4,056,737
	8.50%, due 6/15/19	1,555,000	1,881,550
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,970,150
	PVH Corp. 4.50%, due 12/15/22	2,118,000	2,091,525
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	4,100,000	4,540,750
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	3,075,000	3,251,813
	6.875%, due 11/15/19	3,860,000	4,226,700
	Sonic Automotive, Inc.
	5.00%, due 5/15/23	4,545,000	4,459,781
	7.00%, due 7/15/22	3,300,000	3,638,250
			103,709,914
	Semiconductors 0.2%
	Micron Technology, Inc. 5.875%, due 2/15/22 (a)	6,625,000	6,939,688

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,245,000	2,413,375
	7.125%, due 3/15/21	1,825,000	2,014,344
			4,427,719
	Software 0.5%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	7,950,000	8,377,313
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (a)	2,580,000	2,760,600
	6.125%, due 9/15/23 (a)	1,875,000	2,041,406
			13,179,319
	Storage & Warehousing 1.0%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	13,925,000	15,213,062
	10.75%, due 10/15/19 (a)	11,405,000	12,631,038
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	311,150
			28,155,250
	Telecommunications 6.7%
	Crown Castle International Corp.
	5.25%, due 1/15/23	15,480,000	15,731,550
	7.125%, due 11/1/19	6,835,000	7,270,731
	DigitalGlobe, Inc. 5.25%, due 2/1/21	5,410,000	5,342,375
	Frontier Communications Corp. 9.25%, due 7/1/21	4,300,000	5,095,500
	GCI, Inc. 8.625%, due 11/15/19	3,025,000	3,236,750
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	5,169,225
	7.625%, due 6/15/21	5,665,000	6,387,287
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23 (a)	2,600,000	2,548,000
	7.25%, due 4/1/19	5,295,000	5,692,125
	7.25%, due 10/15/20	9,940,000	10,784,900
	7.50%, due 4/1/21	3,665,000	4,022,338
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	3,600,000	4,059,000
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	11,622,000	12,319,320
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20	3,750,000	3,928,125
	8.25%, due 8/15/19	2,538,000	2,693,453
	Sprint Capital Corp.
	6.875%, due 11/15/28	10,511,000	10,195,670
	6.90%, due 5/1/19	1,580,000	1,734,050
	Sprint Communications, Inc. 9.125%, due 3/1/17	3,765,000	4,452,112
	Sprint Corp. 7.875%, due 9/15/23 (a)	3,970,000	4,367,000
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22	5,334,000	5,587,365
	6.25%, due 4/1/21	6,960,000	7,360,200
	6.464%, due 4/28/19	4,595,000	4,916,650
	6.50%, due 1/15/24	7,840,000	8,212,400
	6.625%, due 4/1/23	10,715,000	11,357,900
	6.731%, due 4/28/22	13,865,000	14,852,881
	tw telecom holdings, Inc. 5.375%, due 10/1/22	9,065,000	9,246,300
	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	9,718,000	10,058,130
	5.375%, due 4/15/21 (a)	1,445,000	1,491,963
			188,113,300
	Transportation 0.7%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (b)	2,740,962	2,819,765
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	16,522,000	17,265,490
			20,085,255
	Trucking & Leasing 0.4%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	4,865,000	5,363,663
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	6,305,000	7,187,700
			12,551,363
	Vitamins & Nutrition Products 0.6%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	16,225,000	16,772,594

	Total Corporate Bonds (Cost $2,458,427,240)		2,575,142,661

	Loan Assignments 2.3% (h)
	Auto Manufacturers 0.1%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	4,409,320	4,409,320

	Auto Parts & Equipment 0.8%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 12/31/14	21,812,643	22,248,896

	Finance - Consumer Loans 0.2%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,187,600	5,206,966

	Finance - Other Services 0.2%
	BATS Global Markets, Inc. New Term Loan 5.00%, due 1/31/20	5,100,000	5,129,748

	Lodging 0.5%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,423,833	2,355,159
	New 2nd Lien Term Loan 10.00%, due 10/2/19	5,875,000	5,267,919
	Four Seasons Holdings, Inc.
	New 1st Lien Term Loan 3.50%, due 6/27/20	2,333,275	2,339,108
	2nd Lien Term Loan 6.25%, due 12/28/20	2,950,000	2,990,562
			12,952,748
	Media 0.1%
	ProQuest Co. Term Loan B 6.00%, due 4/13/18	3,253,600	3,269,868

	Miscellaneous - Manufacturing 0.4%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	10,548,343	10,706,568

	Total Loan Assignments (Cost $63,173,613)		63,924,114

	Yankee Bonds 0.7% (i)
	Forest Products & Paper 0.4%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	10,506,000	11,871,780
	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	1,537,000	1,726,507
	8.30%, due 4/15/26	4,645,000	5,465,948
			7,192,455
	Total Yankee Bonds (Cost $15,530,728)		19,064,235

	Total Long-Term Bonds (Cost $2,541,907,928)		2,663,710,847

	Shares
Common Stocks 0.3%
Coal 0.0%‡
Upstate NY Power Producers (c)(d)(e)(g)	19,474	370,006

Entertainment 0.1%
Affinity Gaming LLC (c)(d)(g)	75,000	862,500

Media 0.0%‡
ION Media Networks, Inc. (c)(d)(e)(g)	725	274,253

Metal Fabricate & Hardware 0.1%
Neenah Enterprises, Inc. (c)(d)(e)(g)	230,859	2,957,304

Mining 0.1%
Goldcorp, Inc.	132,400	3,241,152

Total Common Stocks (Cost $7,582,727)		7,705,215

Preferred Stock 0.1%
Savings & Loans 0.1%
GMAC Capital Trust I 8.125%	124,200	3,390,660

Total Preferred Stock (Cost $3,028,994)		3,390,660

	Number of Warrants
Warrants 0.0%‡
Food 0.0%‡
ASG Corp. Expires 5/15/18 (c)(d)(g)	3,370	421,250

Total Warrants (Cost $0)		421,250

	Principal Amount
Short-Term Investment 4.3%
Repurchase Agreement 4.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $121,091,436 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $131,300,000 and a Market Value of $123,516,536)	$121,091,436	121,091,436
Total Short-Term Investment (Cost $121,091,436)		121,091,436
Total Investments (Cost $2,673,611,085) (j)	99.1%	2,796,319,408
Other Assets, Less Liabilities	0.9	26,732,229
Net Assets	100.0%	$2,823,051,637

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Restricted security.
(d)	Illiquid security - The total market value of these securities as of March 31, 2014, was $20,660,330, which represented 0.7% of the Portfolio's net assets.
(e)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued securities was $16,770,330, which represented 0.6% of the Portfolio's net assets
(f)	Issue in default.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2014.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	As of March 31, 2014, cost was $2,673,654,250 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$135,297,292
Gross unrealized depreciation	(12,632,134)
Net unrealized appreciation	$122,665,158

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$3,050,396	$2,529,441	$5,579,837
Corporate Bonds (c)	—	2,564,503,335	10,639,326	2,575,142,661
Loan Assignments (d)	—	41,675,218	22,248,896	63,924,114
Yankee Bonds	—	19,064,235	—	19,064,235
Total Long-Term Bonds	—	2,628,293,184	35,417,663	2,663,710,847
Common Stocks (e)	4,103,652	—	3,601,563	7,705,215
Preferred Stock	3,390,660	—	—	3,390,660
Warrants	421,250	—	—	421,250
Short-Term Investment
Repurchase Agreement	—	121,091,436	—	121,091,436
Total Investments in Securities	$7,915,562	$2,749,384,620	$39,019,226	$2,796,319,408

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,529,441 is held in Electric within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $127,596 and $10,511,730 are held in Commercial Services and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $22,248,896 is held in Auto Parts & Equipment within Loan Assignments whose value was obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $370,006, $274,253 and $2,957,304 are held in Coal, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have an transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, a security with a market value of $22,248,896 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for these securities from an independent pricing service as of December 31, 2013, utilized the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Convertible Bonds
Electric	$2,529,441	$-	$-	$-	$-	$-		$-	$-	$2,529,441	$-
Internet	1,090	-	(58,488)	57,398	-	-		-	-	-	-
Corporate Bonds
Commercial Services	127,596	-	-	-	-	-		-	-	127,596	-
Entertainment	10,553,318	2,056	4,053	11,714	-	(59,411)		-	-	10,511,730	(2,056)
Loan Assignments & Participations
Auto Parts & Equipment	-	157,501	-	(157,501)	-	-		22,248,896	-	22,248,896	(157,501)
Finance - Other Services	5,112,750	4,672	252,049	(269,471)	-	(5,100,000	)(a)	-	-	-	-
Common Stocks			-
Coal	370,006	-	-	-	-	-		-	-	370,006	-
Media	-	-	-	273,154	1,099	-		-	-	274,253	273,154
Metal, Fabricate & Hardware	2,957,304	-	-	-	-	-		-	-	2,957,304	-
Warrants
Media	7	-	-	1,092	-	(1,099)		-	-	-	-
Total	$21,651,512	$164,229	$197,614	$(83,614)	$1,099	$(5,160,510)		$22,248,896	$-	$39,019,226	$113,597

(a) Sales include principal reductions.

As of March 31 , 2014, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost	3/31/14 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$862,500	0.0	%‡
ASG Corp.
Warrant Expires 5/15/18	4/30/10	3,370	-	421,250	0.0	‡
ION Media Networks, Inc.
Common Stock	12/20/2010 - 3/12/10	725	1,099	274,253	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	2,957,304	0.1
Quebecor World, Inc. (Litigation Recovery Trust—Escrow Shares)
Corporate Bond 6.50%	1/23/08	$150,000	-	2,205	0.0	‡
Corporate Bond 9.75%	1/23/08	$8,530,000	-	125,391	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/2012 -12/15/13	$1,720,708	1,730,835	2,529,441	0.1
Sterling Entertainment Enterprise LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.4
Upstate NY Power Producers
Common Stock	6/29/12	19,474	331,050	370,006	0.0	‡
Total			$14,862,110	$17,917,350	0.6%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 6.9%
¤	Boeing Co. (The)	401,550	$50,390,510
	Honeywell International, Inc.	440,500	40,860,780
			91,251,290
	Auto Components 3.3%
	Johnson Controls, Inc.	932,700	44,135,364

	Automobiles 3.1%
	Ford Motor Co.	2,675,200	41,733,120

	Banks 11.3%
¤	Bank of America Corp.	3,174,350	54,598,820
	Citigroup, Inc.	971,800	46,257,680
¤	PNC Financial Services Group, Inc.	577,700	50,259,900
			151,116,400
	Capital Markets 3.0%
	Goldman Sachs Group, Inc. (The)	243,550	39,905,668

	Chemicals 4.6%
	Monsanto Co.	371,050	42,214,359
	Mosaic Co. (The)	386,250	19,312,500
			61,526,859
	Communications Equipment 2.4%
	Cisco Systems, Inc.	1,444,100	32,362,281

	Consumer Finance 3.9%
¤	Capital One Financial Corp.	666,400	51,419,424

	Electric Utilities 2.6%
	Exelon Corp.	1,038,150	34,840,314

	Energy Equipment & Services 3.7%
¤	Halliburton Co.	829,250	48,834,533

	Food & Staples Retailing 2.8%
	CVS Caremark Corp.	501,750	37,561,005

	Health Care Equipment & Supplies 5.5%
	Baxter International, Inc.	585,650	43,092,127
	Covidien PLC	400,650	29,511,879
			72,604,006
	Industrial Conglomerates 6.4%
¤	General Electric Co.	3,300,400	85,447,356

	Insurance 3.2%
	ACE, Ltd.	423,850	41,986,581

	Media 7.5%
¤	Time Warner, Inc.	813,324	53,134,457
¤	Viacom, Inc. Class B	551,350	46,859,236
			99,993,693
	Oil, Gas & Consumable Fuels 11.8%
	Encana Corp.	800,650	17,117,897
¤	Exxon Mobil Corp.	774,350	75,638,508
	Marathon Oil Corp.	1,138,350	40,434,192
	Southwestern Energy Co. (a)	527,700	24,279,477
			157,470,074
	Pharmaceuticals 6.5%
¤	Pfizer, Inc.	2,679,950	86,079,994

	Semiconductors & Semiconductor Equipment 3.4%
	Texas Instruments, Inc.	971,983	45,828,998

	Software 3.3%
	Oracle Corp.	1,058,400	43,299,144

	Technology Hardware Storage & Peripherals 1.6%
	NetApp, Inc.	571,750	21,097,575

	Wireless Telecommunication Services 1.6%
	Vodafone Group PLC, Sponsored ADR	578,318	21,287,892

	Total Common Stocks (Cost $1,018,379,300)		1,309,781,571

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $20,283,256 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $22,155,000 and a Market Value of $20,689,425)	$20,283,256	20,283,256
Total Short-Term Investment (Cost $20,283,256)		20,283,256
Total Investments (Cost $1,038,662,556) (b)	99.9%	1,330,064,827
Other Assets, Less Liabilities	0.1	1,679,289
Net Assets	100.0%	$1,331,744,116

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $1,039,731,742 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$308,054,864
Gross unrealized depreciation	(17,721,779)
Net unrealized appreciation	$290,333,085

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,309,781,571	$—	$—	$1,309,781,571
Short-Term Investment
Repurchase Agreement	—	20,283,256	—	20,283,256
Total Investments in Securities	$1,309,781,571	$20,283,256	$—	$1,330,064,827

(a)    For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 43.9%†
	Asset-Backed Securities 1.3%
	Airlines 0.3%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,307,282	$1,449,514

	Home Equity 0.9%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.214%, due 10/25/36 (a)(b)	356,522	301,855
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.224%, due 5/25/37 (a)(b)	394,959	291,801
	GSAA Home Equity Trust Series 2006-14, Class A1 0.204%, due 9/25/36 (a)(b)	2,584,243	1,323,024
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.254%, due 4/25/37 (a)(b)	208,207	186,480
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.254%, due 3/25/47 (a)(b)	351,183	254,690
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.204%, due 11/25/36 (a)(b)	323,415	138,260
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.264%, due 3/25/37 (a)(b)	1,321,946	800,662
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.264%, due 1/25/37 (a)(b)	535,205	337,058
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.264%, due 9/25/37 (a)(b)	390,616	189,625
			3,823,455
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.558%, due 5/25/29 (a)	424,775	397,581

	Total Asset-Backed Securities (Cost $6,073,804)		5,670,550

	Convertible Bond 0.3%
	Household Products & Wares 0.3%
	Jarden Corp. 1.125%, due 3/15/34 (c)	1,200,000	1,197,750

	Total Convertible Bond (Cost $1,200,000)		1,197,750

	Corporate Bonds 37.8%
	Aerospace & Defense 0.7%
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,125,000	1,157,344
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,398,841
	TransDigm, Inc. 7.50%, due 7/15/21	725,000	802,937
			3,359,122
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	203,949

	Airlines 0.7%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	371,734	434,929
	7.875%, due 1/2/20	768,929	841,977
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	628,953	710,717
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	1,037,302	1,159,185
			3,146,808
	Auto Manufacturers 0.6%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	900,000	1,018,125
	Ford Motor Co.
	6.625%, due 10/1/28	500,000	585,085
	7.45%, due 7/16/31	455,000	583,820
	Navistar International Corp. 8.25%, due 11/1/21	675,000	688,500
			2,875,530
	Auto Parts & Equipment 0.7%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	950,000	1,007,000
	Dana Holding Corp. 5.375%, due 9/15/21	1,035,000	1,076,400
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	300,000	327,000
	8.25%, due 8/15/20	525,000	584,719
			2,995,119
	Banks 4.4%
	AgriBank FCB 9.125%, due 7/15/19	200,000	255,691
	Ally Financial, Inc. 3.50%, due 1/27/19	1,500,000	1,500,000
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	1,000,000	981,250
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	56,003
	7.625%, due 6/1/19	680,000	836,925
	8.00%, due 7/29/49 (a)	1,000,000	1,132,500
	Bank of America NA 6.00%, due 10/15/36	990,000	1,180,651
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	875,000	958,125
	CIT Group, Inc.
	3.875%, due 2/19/19	890,000	899,738
	4.25%, due 8/15/17	200,000	209,500
	Citigroup, Inc.
	3.375%, due 3/1/23	795,000	768,801
	8.50%, due 5/22/19	87,500	111,482
	Discover Bank 8.70%, due 11/18/19	795,000	999,210
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	1,330,000	1,308,329
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	44,724
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)	1,345,000	1,323,892
	7.90%, due 4/29/49 (a)	1,450,000	1,638,500
	Mellon Capital III 6.369%, due 9/5/66 (a)	£900,000	1,548,449
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)	$1,000,000	1,004,415
	Morgan Stanley
	4.875%, due 11/1/22	495,000	520,138
	5.00%, due 11/24/25	1,150,000	1,183,258
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	355,000	409,191
	UBS A.G. 3.875%, due 1/15/15	150,000	154,026
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	800,000	909,000
			19,933,798
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	610,000	634,579

	Biotechnology 0.3%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,414,379

	Building Materials 0.7%
	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,451,862
	9.75%, due 1/15/18	545,000	658,088
			3,109,950
	Chemicals 0.9%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	743,562
	8.55%, due 5/15/19	140,000	179,262
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	780,000	807,300
	Huntsman International LLC 8.625%, due 3/15/21	1,250,000	1,400,000
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	675,000	696,938
			3,827,062
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	402,938
	6.25%, due 6/1/21	50,000	37,625
			440,563
	Commercial Services 0.8%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	905,000	911,788
	Hertz Corp. (The)
	5.875%, due 10/15/20	277,000	295,352
	7.375%, due 1/15/21	1,200,000	1,320,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75% (d)(e)(f)(g)	70,000	1,029
	United Rentals North America, Inc.
	6.125%, due 6/15/23	245,000	259,700
	8.375%, due 9/15/20	650,000	719,875
			3,507,744
	Computers 0.5%
	NCR Corp. 5.00%, due 7/15/22	1,205,000	1,206,506
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	600,000	634,500
	7.375%, due 11/15/18	172,000	182,320
			2,023,326
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	800,000	868,000

	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	85,940
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€810,000	1,194,009
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£490,000	891,650
			2,171,599
	Electric 0.6%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$980,000	961,625
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (h)	500,000	554,546
	Puget Energy, Inc. 5.625%, due 7/15/22	350,000	398,891
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	701,966
			2,617,028
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	785,000	769,300

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	880,000	981,200

	Finance - Auto Loans 0.1%
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	150,000	172,595
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	145,000	146,269
			318,864
	Finance - Consumer Loans 0.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,142,625
	SLM Corp. 6.25%, due 1/25/16	750,000	806,250
	Springleaf Finance Corp. 7.75%, due 10/1/21	800,000	886,000
			2,834,875
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	766,990

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	320,000	336,325
	6.45%, due 6/8/27	435,000	465,025
			801,350
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	520,000	570,344

	Finance - Other Services 0.4%
	Comcel Trust Co. 6.875%, due 2/6/24 (c)	750,000	784,688
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (c)	145,000	147,175
	6.00%, due 8/1/20 (c)	945,000	1,001,700
			1,933,563
	Food 1.3%
	ARAMARK Corp. 5.75%, due 3/15/20	1,250,000	1,320,313
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	750,000	771,133
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	435,000	476,325
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	1,290,000	1,201,881
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	1,100,000	1,126,400
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	190,000	205,200
	7.75%, due 7/1/17	310,000	359,600
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	750,000	453,750
			5,914,602
	Health Care - Products 0.2%
	Alere, Inc. 7.25%, due 7/1/18	825,000	907,500

	Health Care - Services 1.1%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	143,809
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)	880,000	935,000
	HCA, Inc. 5.00%, due 3/15/24	1,675,000	1,678,141
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)	990,000	1,015,987
	Tenet Healthcare Corp. 6.00%, due 10/1/20 (c)	1,250,000	1,337,500
			5,110,437
	Home Builders 1.5%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23	800,000	836,000
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)	2,225,000	2,414,125
	Lennar Corp. 4.50%, due 6/15/19	1,100,000	1,119,250
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,168,750
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	250,000	275,625
	Standard Pacific Corp. 8.375%, due 5/15/18	800,000	946,000
			6,759,750
	Household Products & Wares 0.2%
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	850,000	890,375
	9.875%, due 8/15/19	205,000	229,088
			1,119,463
	Insurance 3.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,830,397
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€500,000	701,912
	Series A2 5.75%, due 3/15/67 (a)	£500,000	842,744
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$730,000	810,300
	Genworth Holdings, Inc. 7.625%, due 9/24/21	865,000	1,065,584
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	1,725,000	2,081,590
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	303,803
	ING US, Inc. 5.50%, due 7/15/22	1,265,000	1,418,966
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)	145,000	147,153
	6.50%, due 3/15/35 (c)	130,000	151,298
	7.80%, due 3/7/87 (c)	1,195,000	1,326,450
	Oil Insurance, Ltd. 3.229%, due 12/29/49 (a)(c)	580,000	532,985
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,290,956
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,595,000
	Protective Life Corp. 8.45%, due 10/15/39	625,000	864,764
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	795,000	810,900
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	600,000	642,000
	XL Group PLC 6.50%, due 12/29/49 (a)	945,000	929,644
			17,346,446
	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	992,890

	Iron & Steel 0.7%
	AK Steel Corp. 8.75%, due 12/1/18	800,000	898,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	325,000	326,671
	5.90%, due 3/15/20	465,000	485,044
	United States Steel Corp. 7.375%, due 4/1/20	650,000	710,125
	Vale S.A. 5.625%, due 9/11/42	685,000	640,759
			3,060,599
	Lodging 1.5%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	1,225,000	1,099,438
¤	MGM Resorts International 6.75%, due 10/1/20	3,468,000	3,845,145
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	865,000	1,000,538
	7.15%, due 12/1/19	125,000	148,723
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	750,937
			6,844,781
	Media 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	690,000	684,825
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	325,000	339,219
	Comcast Corp. 5.70%, due 7/1/19	800,000	927,558
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	655,500
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	62,136
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	355,000	464,164
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	154,220
			3,287,622
	Mining 0.8%
	Aleris International, Inc. 7.875%, due 11/1/20	850,000	875,500
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	990,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	845,532
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	869,200
			3,580,232
	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)	1,190,000	1,195,950
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,568,000
			2,763,950
	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	272,264

	Oil & Gas 3.4%
	Berry Petroleum Co. 6.375%, due 9/15/22	640,000	662,400
	Chesapeake Energy Corp. 6.625%, due 8/15/20	1,025,000	1,150,562
	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,314,104
	Denbury Resources, Inc. 6.375%, due 8/15/21	1,155,000	1,232,962
	ENI S.p.A. 4.15%, due 10/1/20 (c)	800,000	827,082
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	825,000	953,906
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (c)	640,000	601,600
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,612,431
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	1,160,000	1,061,424
	Plains Exploration & Production Co. 6.125%, due 6/15/19	750,000	827,813
	Precision Drilling Corp.
	6.50%, due 12/15/21	675,000	722,250
	6.625%, due 11/15/20	295,000	315,650
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)	560,000	615,300
	Samson Investment Co. 10.50%, due 2/15/20 (c)	835,000	910,150
	SM Energy Co. 5.00%, due 1/15/24 (c)	875,000	850,938
	Swift Energy Co. 7.875%, due 3/1/22	825,000	825,000
			15,483,572
	Oil & Gas Services 0.6%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	1,125,000	1,207,969
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21	1,375,000	1,350,937
			2,558,906
	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (c)	650,000	731,250

	Pipelines 2.4%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	1,225,000	1,234,187
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	850,000	905,250
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	650,000	683,309
	7.60%, due 2/1/24	290,000	353,894
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (c)	1,330,000	1,331,881
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23	925,000	950,437
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	122,050
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.875%, due 3/1/22	405,000	420,188
	6.875%, due 12/1/18	555,000	590,381
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	795,000	837,699
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (c)	965,000	895,038
	5.25%, due 5/1/23	1,735,000	1,717,650
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	850,000	771,361
			10,813,325
	Retail 0.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	325,000	351,812
	7.00%, due 5/20/22	610,000	666,425
	Brinker International, Inc. 2.60%, due 5/15/18	835,000	826,243
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(f)	50,961	56,462
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	775,000	799,050
	QVC, Inc. 4.85%, due 4/1/24 (c)	1,125,000	1,139,687
			3,839,679
	Semiconductors 0.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	190,000	193,800
	6.00%, due 1/15/22 (c)	440,000	466,950
			660,750
	Software 0.6%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	650,000	699,249
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,198,625
	8.875%, due 8/15/20 (c)	710,000	786,325
			2,684,199
	Telecommunications 2.4%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	945,000	945,055
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,100,000	1,190,750
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (c)	650,000	668,338
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	450,000	493,875
	7.625%, due 6/15/21	575,000	648,312
	SBA Tower Trust 4.254%, due 4/15/40 (c)	1,170,000	1,209,322
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,100,000	1,120,625
	Sprint Corp. 7.25%, due 9/15/21 (c)	400,000	436,000
	T-Mobile USA, Inc. 6.125%, due 1/15/22	1,600,000	1,676,000
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,139,000	1,163,198
	5.462%, due 2/16/21	175,000	192,383
¤	Verizon Communications, Inc. 5.15%, due 9/15/23	1,055,000	1,154,507
			10,898,365
	Transportation 0.7%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,039,500	1,129,157
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	320,250
	PHI, Inc. 5.25%, due 3/15/19 (c)	900,000	909,000
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)	775,000	635,500
			2,993,907
	Total Corporate Bonds (Cost $162,233,925)		170,729,531

	Foreign Bonds 0.7%
	Banks 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£525,000	1,143,484

	Diversified Financial Services 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 12/31/49 (a)	€750,000	1,050,027

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	525,000	771,725

	Total Foreign Bonds (Cost $2,492,277)		2,965,236

	Foreign Government Bond 0.1%
	Sovereign 0.1%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	450,000	667,966

	Total Foreign Government Bond (Cost $521,327)		667,966

	Loan Assignments 1.5% (i)
	Airlines 0.2%
	US Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	$1,000,000	997,917

	Auto Parts & Equipment 0.2%
	Allison Transmission, Inc.
	Term Loan B2 3.16%, due 8/7/17	198,174	197,678
	New Term Loan B3 3.75%, due 8/23/19	593,906	594,277
			791,955
	Commercial Services 0.2%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/31/21	726,028	726,028

	Entertainment 0.2%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	1,097,250	1,097,936

	Media 0.4%
	Clear Channel Communications, Inc. Term Loan D 6.903%, due 1/30/19	1,136,165	1,111,169
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	750,000	748,125
			1,859,294
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	492,525	496,065

	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	689,678	692,333

	Total Loan Assignments (Cost $6,596,841)		6,661,528

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.782%, due 4/10/49 (j)	290,000	320,304
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.384%, due 12/25/36 (a)(c)	144,009	125,083
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	136,398
	Series 2007-PW16, Class A4 5.896%, due 6/11/40 (j)	290,000	324,407
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.341%, due 12/10/49 (j)	150,000	168,789
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	539,613
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 6.105%, due 6/11/49 (j)	196,954	219,500
	Timberstar Trust 1 Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	173,328
			2,007,422
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	87,301	81,244
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.61%, due 2/25/42 (a)(c)(e)(f)	375,773	300,618
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.057%, due 11/25/36 (j)	267,889	232,808
			614,670
	Total Mortgage-Backed Securities (Cost $2,329,072)		2,622,092

	U.S. Government & Federal Agencies 1.3%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
	6.00%, due 4/1/37	105,944	114,808

	United States Treasury Bonds 0.7%
	2.875%, due 5/15/43	2,355,000	2,055,472
	4.375%, due 11/15/39	800,000	923,500
	4.375%, due 5/15/40	150,000	173,227
			3,152,199
	United States Treasury Notes 0.6%
	0.25%, due 12/15/15	640,000	639,324
	2.00%, due 4/30/16	2,005,000	2,068,282
			2,707,606
	Total U.S. Government & Federal Agencies (Cost $5,690,685)		5,974,613

	Yankee Bonds 0.3% (k)
	Banks 0.1%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	550,000	576,002

	Insurance 0.2%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	610,000	848,302

	Total Yankee Bonds (Cost $1,371,671)		1,424,304
	Total Long-Term Bonds (Cost $188,509,602)		197,913,570

		Shares
	Common Stocks 49.5%
	Aerospace & Defense 1.5%
	BAE Systems PLC	475,440	3,283,073
	Lockheed Martin Corp.	22,545	3,680,246
			6,963,319
	Agriculture 4.4%
	Altria Group, Inc.	100,050	3,744,872
	British American Tobacco PLC	49,150	2,733,123
¤	Imperial Tobacco Group PLC	103,570	4,183,715
	Lorillard, Inc.	69,700	3,769,376
	Philip Morris International, Inc.	27,430	2,245,694
	Reynolds American, Inc.	63,210	3,376,678
			20,053,458
	Auto Manufacturers 0.9%
	Daimler A.G., Registered Shares	35,280	3,333,712
	Ford Motor Co.	52,500	819,000
			4,152,712
	Banks 1.7%
	Citigroup, Inc.	16,500	785,400
	Commonwealth Bank of Australia	17,010	1,221,622
	Svenska Handelsbanken AB Class A	47,640	2,390,722
	Wells Fargo & Co.	36,840	1,832,422
	Westpac Banking Corp.	50,680	1,624,342
			7,854,508
	Beverages 1.1%
	Anheuser-Busch InBev N.V.	12,130	1,271,698
	Coca-Cola Co. (The)	31,450	1,215,857
	Diageo PLC, Sponsored ADR	9,830	1,224,720
	PepsiCo., Inc.	14,770	1,233,295
			4,945,570
	Building Materials 0.0%‡
	U.S. Concrete, Inc. (d)	5,458	128,263

	Chemicals 2.6%
	BASF S.E. Corp.	28,840	3,205,530
	Dow Chemical Co. (The)	43,780	2,127,270
	E.I. du Pont de Nemours & Co.	20,230	1,357,433
	Potash Corporation of Saskatchewan, Inc.	50,480	1,828,386
	Yara International ASA	68,270	3,016,841
			11,535,460
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	17,210	1,329,645
	R.R. Donnelley & Sons Co.	97,940	1,753,126
			3,082,771
	Computers 0.4%
	Apple, Inc.	3,320	1,781,977

	Electric 6.0%
	Ameren Corp.	69,700	2,871,640
	Dominion Resources, Inc.	17,920	1,272,141
	Duke Energy Corp.	49,568	3,530,233
	Electricite de France S.A.	91,040	3,601,470
	Integrys Energy Group, Inc.	23,150	1,380,898
	PPL Corp.	104,380	3,459,153
	Southern Co. (The)	38,095	1,673,894
	SSE PLC	122,570	3,001,793
	TECO Energy, Inc.	150,020	2,572,843
¤	Terna S.p.A.	718,720	3,849,681
			27,213,746
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	24,260	1,620,568

	Engineering & Construction 1.0%
¤	Vinci S.A.	59,990	4,455,403

	Entertainment 0.3%
	Regal Entertainment Group Class A	83,950	1,568,186

	Environmental Controls 0.3%
	Waste Management, Inc.	28,540	1,200,678

	Finance - Other Services 0.5%
	CME Group, Inc.	31,550	2,335,015

	Food 0.8%
	Nestle S.A. Registered	17,820	1,341,464
	Unilever PLC	30,153	1,287,404
	WM Morrison Supermarkets PLC	315,156	1,119,128
			3,747,996
	Food Services 0.3%
	Compass Group PLC	79,820	1,217,608

	Gas 1.4%
	Centrica PLC	402,510	2,212,434
¤	National Grid PLC	294,460	4,035,272
			6,247,706
	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	19,530	2,153,183

	Insurance 1.5%
	Arthur J. Gallagher & Co.	27,330	1,300,362
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	13,940	3,045,823
	SCOR SE	71,450	2,500,200
			6,846,385
	Machinery - Diversified 0.3%
	Deere & Co.	12,730	1,155,884

	Media 1.1%
	ION Media Networks, Inc. (e)(f)(g)	8	3,026
	Pearson PLC	102,870	1,823,042
	Shaw Communications, Inc.	80,930	1,932,657
	Time Warner, Inc.	19,020	1,242,577
			5,001,302
	Mining 0.4%
	BHP Billiton, Ltd.	46,950	1,587,957

	Miscellaneous - Manufacturing 0.4%
	Orkla ASA	232,360	1,981,024

	Oil & Gas 3.0%
	ConocoPhillips	29,235	2,056,682
	Diamond Offshore Drilling, Inc.	36,740	1,791,442
	Royal Dutch Shell PLC, ADR	46,650	3,408,249
	Statoil ASA	70,610	1,992,901
¤	Total S.A.	64,820	4,250,644
			13,499,918
	Pharmaceuticals 4.2%
	AbbVie, Inc.	32,360	1,663,304
	AstraZeneca PLC, Sponsored ADR	51,840	3,363,379
¤	GlaxoSmithKline PLC	159,740	4,238,333
	Johnson & Johnson	13,740	1,349,680
	Merck & Co., Inc.	30,450	1,728,647
	Novartis A.G.	26,040	2,209,151
	Roche Holding A.G., Genusscheine	9,325	2,795,232
	Sanofi	16,510	1,721,341
			19,069,067
	Pipelines 1.6%
	Enterprise Products Partners, L.P.	25,670	1,780,471
	Kinder Morgan Energy Partners, L.P.	36,130	2,671,813
	MarkWest Energy Partners, L.P.	21,440	1,400,461
	Targa Resources Partners, L.P.	25,110	1,412,689
			7,265,434
	Real Estate Investment Trusts 1.6%
	Corrections Corporation of America	63,920	2,001,974
	Health Care REIT, Inc.	57,470	3,425,212
	Unibail-Rodamco SE	6,160	1,617,807
			7,044,993
	Retail 0.3%
	McDonald's Corp.	14,340	1,405,750

	Semiconductors 0.8%
	KLA-Tencor Corp.	27,230	1,882,682
	Microchip Technology, Inc.	36,030	1,720,793
			3,603,475
	Software 0.3%
	Microsoft Corp.	35,180	1,442,028

	Telecommunications 7.3%
	AT&T, Inc.	98,220	3,444,575
	BCE, Inc.	89,080	3,837,168
	CenturyLink, Inc.	88,630	2,910,609
	Deutsche Telekom A.G.	229,840	3,714,175
	Philippine Long Distance Telephone Co., Sponsored ADR	20,435	1,246,944
	Rogers Communications, Inc. Class B	35,830	1,484,733
¤	Swisscom A.G.	7,095	4,357,881
	Telstra Corp., Ltd.	705,280	3,322,711
¤	Verizon Communications, Inc.	81,027	3,857,746
	Vivendi S.A.	86,918	2,421,194
	Vodafone Group PLC	626,570	2,301,224
			32,898,960
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	51,890	2,081,308

	Transportation 0.3%
	Deutsche Post A.G. Registered	36,640	1,361,367

	Water 1.1%
	Severn Trent PLC	51,990	1,580,088
	United Utilities Group PLC	256,820	3,373,881
			4,953,969
	Total Common Stocks (Cost $180,394,051)		223,456,948

	Principal Amount
Short-Term Investment 5.0%
Repurchase Agreement 5.0%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $22,680,963 (Collateralized by Federal National Mortgage Association security with rates between 2.08% and 2.14% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $24,755,000 and a Market Value of $23,140,454)	$22,680,963	22,680,963
Total Short-Term Investment (Cost $22,680,963)		22,680,963
Total Investments (Cost $391,584,616) (n)	98.4%	444,051,481
Other Assets, Less Liabilities	1.6	7,013,282
Net Assets	100.0%	$451,064,763

	Contracts Long	Unrealized Appreciation (Depreciation) (l)
Futures Contracts 0.1%
Standard & Poor's 500 Index Mini June 2014 (m)	905	$(87,921)
Total Futures Contracts Long (Notional Amount $84,373,150)		(87,921)

	Contracts Short

United States Treasury Note June 2014 (2 Year) (m)	(355)	88,348
United States Treasury Note June 2014 (5 Year) (m)	(524)	298,901
Total Futures Contracts Short (Notional Amount $140,276,126)		387,249
Total Futures Contracts (Notional Amount $55,902,976)		$299,328

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of March 31, 2014 was $3,823,455, which represented 0.9% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Illiquid security - The total market value of these securities as of March 31, 2014, was $304,673, which represented 0.1% of the Portfolio's net assets.
(f)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued security was $361,135, which represented 0.1% of the Portfolio's net assets
(g)	Restricted security.
(h)	Step coupon - Rate shown was the rate in effect as of March 31, 2014.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2014.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(k)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(m)	As of March 31, 2014, cash in the amount of $4,495,775 is on deposit with a broker for futures transactions.
(n)	As of March 31, 2014, cost was $391,221,260 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$57,436,721
Gross unrealized depreciation	(4,606,500)
Net unrealized appreciation	$52,830,221

As of March 31, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	5/7/14	JPMorgan Chase Bank	EUR	20,518,000	USD	27,890,938	USD	(373,630)
Pound Sterling vs. U.S. Dollar	5/7/14	JPMorgan Chase Bank	GBP	11,556,000	USD	18,866,326		(394,162)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(767,792)

The following abbreviation are used in the above portfolio:
ADR	—American Depositary Receipt
£	—British Pound Sterling
€	—Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,670,550	$—	$5,670,550
Convertible Bond	—	1,197,750	—	1,197,750
Corporate Bonds (b)	—	170,672,040	57,491	170,729,531
Foreign Bonds	—	2,965,236	—	2,965,236
Foreign Government Bond	—	667,966	—	667,966
Loan Assignments (c)	—	6,463,850	197,678	6,661,528
Mortgage-Backed Securities (d)	—	2,321,474	300,618	2,622,092
U.S. Government & Federal Agencies	—	5,974,613	—	5,974,613
Yankee Bonds	—	1,424,304	—	1,424,304
Total Long-Term Bonds	—	197,357,783	555,787	197,913,570
Common Stocks (e)	223,453,922	—	3,026	223,456,948
Short-Term Investment Repurchase Agreement	—	22,680,963	—	22,680,963
Total Investments in Securities	223,453,922	220,038,746	558,813	444,051,481
Other Financial Instruments
Futures Contracts Short (f)	387,249	—	—	387,249
Total Investments in Securities and Other Financial Instruments	$223,841,171	$220,038,746	$558,813	$444,438,730

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (f)	$—	$(767,792)	$—	$(767,792)
Futures Contracts Long (f)	(87,921)	—	—	(87,921)
Total Other Financial Instruments	$(87,921)	$(767,792)	$—	$(855,713)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,029 and $56,462 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	Includes $197,678 of a level 3 security held in Auto Parts & Equipment which represents a Loan Assignment whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $300,618 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(e)	The Level 3 security valued at $3,026 is held in Media within the Common Stocks section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have an transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,029		$-	$-	$-	$-	$-	$-	$-	$1,029	$-
Retail	55,796		(15)	(16)	1,474	-	(777)	-	-	56,462	1,519
Loan Assignments
Auto Parts & Equipment	198,422		195	-	(939)	-	-	-	-	197,678	(939)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	289,505		-	-	21,348	-	(10,235)	-	-	300,618	18,789
Common Stock
Media	-		-	-	3,013	13	-	-	-	3,026	3,013
Warrants
Media	0	(a)	-	-	13	-	(13)	-	-	-	-
Total	$544,752		$180	$(16)	$24,909	$13	$(11,025)	$-	$-	$558,813	$22,382

(a)	Less than one dollar.

As of March 31, 2014, the Portfolio held the following restricted securities.

Security	Date of Acquisition	Number of Shares	Cost	3/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$3,026	0.0	%‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 9.75%	9/3/09	70,000	—	1,029	0.0	%‡
Total			$13	$4,055	0.0	%‡

‡	Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Brazil 2.4%
	Cielo S.A. (IT Services)	404,940	$12,904,897

	China 3.5%
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	3,967,300	11,457,168
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	241,142	7,803,355
			19,260,523
	Denmark 4.2%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	128,713	10,414,653
	FLSmidth & Co. A/S (Construction & Engineering)	244,457	12,332,576
			22,747,229
	France 8.1%
	Bureau Veritas S.A. (Professional Services)	467,240	14,325,387
	Essilor International S.A. (Health Care Equipment & Supplies)	129,871	13,096,704
	Technip S.A. (Energy Equipment & Services)	161,923	16,710,410
			44,132,501
	Germany 15.2%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	159,925	17,303,980
	Brenntag A.G. (Trading Companies & Distributors)	63,279	11,738,287
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	229,281	15,998,758
¤	Linde A.G. (Chemicals)	92,459	18,495,010
	United Internet A.G. (Internet Software & Services)	250,766	11,775,266
	Wirecard A.G. (IT Services)	188,809	7,834,593
			83,145,894
	Hong Kong 2.4%
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	4,294,500	13,287,952

	India 2.3%
	Genpact, Ltd. (IT Services) (a)	135,287	2,356,699
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	706,871	10,415,614
			12,772,313
	Indonesia 1.3%
	Media Nusantara Citra Tbk PT (Media)	29,623,100	6,858,165

	Ireland 5.2%
	ICON PLC (Life Sciences Tools & Services) (a)	185,488	8,819,954
¤	Shire PLC (Pharmaceuticals)	394,260	19,357,209
			28,177,163
	Israel 2.5%
	Check Point Software Technologies, Ltd. (Software) (a)	200,450	13,556,433

	Italy 1.5%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	193,912	8,321,498

	Japan 4.6%
	Avex Group Holdings, Inc. (Media)	541,900	9,518,623
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	91,100	8,429,939
	Sysmex Corp. (Health Care Equipment & Supplies)	227,200	7,242,048
			25,190,610
	Spain 4.6%
¤	Grifols S.A. (Biotechnology)	453,621	24,856,621

	Sweden 4.3%
¤	Svenska Handelsbanken AB Class A (Banks)	464,528	23,311,449

	Switzerland 4.9%
	DKSH Holding A.G. (Professional Services)	92,660	7,368,359
¤	Syngenta A.G. (Chemicals)	51,522	19,482,840
			26,851,199
	Thailand 2.4%
	Kasikornbank PCL (Banks)	2,313,300	13,192,371

	United Kingdom 25.7%
	Aggreko PLC (Commercial Services & Supplies)	597,707	14,956,974
	Aveva Group PLC (Software)	110,436	3,855,334
¤	Experian PLC (Professional Services)	952,718	17,169,782
	Intertek Group PLC (Professional Services)	320,298	16,404,015
	Johnson Matthey PLC (Chemicals)	238,250	12,992,364
¤	Petrofac, Ltd. (Energy Equipment & Services)	708,364	16,982,049
¤	SABMiller PLC (Beverages)	448,037	22,371,001
¤	Standard Chartered PLC (Banks)	851,856	17,801,854
	Telecity Group PLC (Internet Software & Services)	602,258	7,008,300
	Whitbread PLC (Hotels, Restaurants & Leisure)	155,459	10,786,801
			140,328,474
	United States 2.7%
	Accenture PLC Class A (IT Services)	68,911	5,493,585
	ResMed, Inc. (Health Care Equipment & Supplies)	207,788	9,286,046
			14,779,631
	Total Common Stocks (Cost $435,517,814)		533,674,923

		Principal Amount
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	United States 1.5%
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $8,178,659 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $8,895,000 and a Market Value of $8,345,556) (Capital Markets)	$8,178,659	8,178,659
	Total Short-Term Investment (Cost $8,178,659)		8,178,659
	Total Investments (Cost $443,696,473) (b)	99.3%	541,853,582
	Other Assets, Less Liabilities	0.7	3,882,533
	Net Assets	100.0%	$545,736,115

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $444,378,746 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$115,771,257
Gross unrealized depreciation	(18,296,421)
Net unrealized appreciation	$97,474,836

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$533,674,923	$—	$—	$533,674,923
Short-Term Investment
Repurchase Agreement	—	8,178,659	—	8,178,659
Total Investments in Securities	$533,674,923	$8,178,659	$—	$541,853,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 41.9%†
	Asset-Backed Securities 0.2%
	Automobile 0.2%
	AmeriCredit Automobile Receivables Trust
	Series 2012-4, Class D 2.68%, due 10/9/18 (a)	$984,000	$1,006,761
	Series 2013-4, Class D 3.31%, due 10/8/19 (a)	317,000	327,126
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18 (a)	375,000	379,097
	Series 2012-5, Class D 3.30%, due 9/17/18 (a)	395,000	407,744
			2,120,728
	Other ABS 0.0%‡
	Beacon Container Finance LLC Series 2012-1A, Class A 3.72%, due 9/20/27 (b)	360,655	361,539

	Total Asset-Backed Securities (Cost $2,426,528)		2,482,267

	Corporate Bonds 18.9%
	Aerospace & Defense 0.2%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	915,506
	5.55%, due 10/1/21	393,000	405,272
	TransDigm, Inc. 7.75%, due 12/15/18	249,000	267,052
			1,587,830
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	850,959

	Auto Manufacturers 1.1%
	General Motors Co.
	3.50%, due 10/2/18 (b)	2,881,000	2,935,019
	4.875%, due 10/2/23 (b)	6,238,000	6,393,950
	6.25%, due 10/2/43 (b)	1,317,000	1,425,652
			10,754,621
	Auto Parts & Equipment 0.0%‡
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)	261,000	276,660

	Banks 2.9%
	Abbey National Treasury Services PLC 4.00%, due 3/13/24	1,944,000	1,960,753
	Bank of America Corp.
	3.625%, due 3/17/16	1,010,000	1,059,401
	3.75%, due 7/12/16	1,245,000	1,316,596
	8.00%, due 12/31/49 (c)	1,097,000	1,242,352
	CIT Group, Inc.
	3.875%, due 2/19/19	663,000	670,255
	4.25%, due 8/15/17	2,529,000	2,649,127
	5.00%, due 8/1/23	1,868,000	1,910,030
	5.50%, due 2/15/19 (b)	1,653,000	1,781,107
	6.625%, due 4/1/18 (b)	354,000	396,038
	Citigroup, Inc.
	5.00%, due 9/15/14	2,328,000	2,373,082
	5.35%, due 12/31/49 (c)	146,000	135,415
	5.90%, due 12/29/49 (c)	1,237,000	1,211,487
	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	1,495,000	1,504,933
	5.625%, due 1/15/17	443,000	489,056
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (c)	226,000	255,380
	Morgan Stanley
	3.45%, due 11/2/15	1,074,000	1,114,981
	4.00%, due 7/24/15	400,000	416,248
	4.75%, due 3/22/17	405,000	441,988
	5.00%, due 11/24/25	2,352,000	2,420,020
	Royal Bank of Scotland Group PLC
	2.55%, due 9/18/15	284,000	290,023
	6.00%, due 12/19/23	789,000	807,899
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,003,000	1,031,883
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,220,722
	Zions BanCorp.
	4.50%, due 3/27/17	704,000	751,581
	5.80%, due 12/29/49 (c)	1,707,000	1,591,777
			29,042,134
	Beverages 0.1%
	SABMiller Holdings, Inc. 2.20%, due 8/1/18 (b)	1,209,000	1,207,420

	Biotechnology 0.2%
	Life Technologies Corp.
	5.00%, due 1/15/21	281,000	312,435
	6.00%, due 3/1/20	1,379,000	1,586,890
			1,899,325
	Building Materials 0.1%
	Hanson Ltd. 6.125%, due 8/15/16	1,003,000	1,102,046

	Chemicals 0.5%
	Ashland, Inc.
	4.75%, due 8/15/22	647,000	634,869
	6.875%, due 5/15/43	871,000	877,533
	LyondellBasell Industries N.V. 5.00%, due 4/15/19	1,795,000	1,998,659
	Mosaic Co. (The) 4.25%, due 11/15/23	633,000	649,354
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	944,469
			5,104,884
	Commercial Services 0.6%
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	1,171,000	1,178,503
	4.875%, due 1/15/19	696,000	746,287
	5.80%, due 5/1/21	3,354,000	3,721,873
			5,646,663
	Diversified Financial Services 0.6%
	American Express Credit Corp. 2.125%, due 3/18/19	2,029,000	2,020,791
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (b)	688,000	685,456
	General Electric Capital Corp.
	6.25%, due 12/31/49 (c)	1,700,000	1,819,000
	6.375%, due 11/15/67 (c)	108,000	118,800
	7.125%, due 12/31/49 (c)	1,200,000	1,368,000
			6,012,047
	Electric 0.2%
	CMS Energy Corp. 4.25%, due 9/30/15	1,076,000	1,126,827
	PPL WEM Holdings PLC
	3.90%, due 5/1/16 (b)	735,000	772,028
	5.375%, due 5/1/21 (b)	436,000	477,562
			2,376,417
	Electronics 0.4%
	Amphenol Corp. 4.75%, due 11/15/14	1,672,000	1,713,793
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,156,311
	Thermo Fisher Scientific, Inc.
	2.40%, due 2/1/19	276,000	274,846
	3.15%, due 1/15/23	234,000	225,534
	3.60%, due 8/15/21	219,000	223,053
	4.15%, due 2/1/24	588,000	604,953
	5.30%, due 2/1/44	167,000	179,970
			4,378,460
	Engineering & Construction 0.2%
	URS Corp.
	3.85%, due 4/1/17	861,000	891,086
	5.00%, due 4/1/22	822,000	812,708
			1,703,794
	Finance - Auto Loans 0.4%
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	2,989,000	3,439,248
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18	493,000	497,314
	4.25%, due 5/15/23	475,000	469,062
			4,405,624
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (c)	1,192,000	1,306,074

	Finance - Investment Banker/Broker 0.9%
	Charles Schwab Corp. (The) 7.00%, due 12/31/49 (c)	988,000	1,126,320
	Lazard Group LLC
	4.25%, due 11/14/20	1,290,000	1,336,494
	6.85%, due 6/15/17	292,000	331,985
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,440,000	1,525,861
	5.625%, due 4/1/24	2,911,000	3,161,430
	TD Ameritrade Holding Corp.
	4.15%, due 12/1/14	900,000	922,046
	5.60%, due 12/1/19	512,000	587,084
			8,991,220
	Finance - Leasing Companies 0.2%
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (b)	2,385,000	2,368,186

	Food 0.9%
	Safeway, Inc. 4.75%, due 12/1/21	757,000	773,814
	Sun Merger Sub, Inc. 5.25%, due 8/1/18 (b)	299,000	310,586
	Tyson Foods, Inc. 6.60%, due 4/1/16	3,530,000	3,898,638
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (b)	1,930,000	1,935,582
	3.375%, due 10/21/20 (b)	1,929,000	1,947,472
			8,866,092
	Health Care - Services 0.3%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)	1,503,000	1,596,938
	HCA, Inc. 3.75%, due 3/15/19	599,000	601,246
	Tenet Healthcare Corp. 8.125%, due 4/1/22	900,000	1,005,750
			3,203,934
	Home Builders 0.3%
	DR Horton, Inc.
	3.75%, due 3/1/19	828,000	830,070
	4.75%, due 5/15/17	449,000	475,940
	MDC Holdings, Inc. 5.50%, due 1/15/24	959,000	979,699
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	367,000	376,175
	4.375%, due 4/15/23	188,000	180,950
	5.875%, due 2/15/22	306,000	327,420
			3,170,254
	Insurance 0.6%
	American International Group, Inc.
	5.60%, due 10/18/16	345,000	381,968
	6.25%, due 3/15/87	545,000	572,250
	8.175%, due 5/15/68 (c)	1,618,000	2,125,648
	ING U.S., Inc. 5.65%, due 5/15/53 (c)	808,000	803,152
	Primerica, Inc. 4.75%, due 7/15/22	2,018,000	2,134,739
			6,017,757
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (c)	1,538,000	1,703,335
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (b)	1,397,000	1,466,850
	5.875%, due 3/15/22 (b)	978,000	1,041,570
			4,211,755
	Iron & Steel 0.0%‡
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	451,000	451,511

	Lodging 0.1%
	MGM Resorts International 7.50%, due 6/1/16	800,000	891,000
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (b)	588,000	565,950
			1,456,950
	Machinery - Diversified 0.1%
	CNH Capital LLC 3.625%, due 4/15/18	682,000	693,935

	Media 0.2%
	UBM PLC 5.75%, due 11/3/20 (b)	1,157,000	1,239,824
	Viacom, Inc. 3.875%, due 4/1/24	450,000	448,895
			1,688,719
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (b)	883,000	971,300

	Miscellaneous - Manufacturing 0.2%
	GE Capital Trust I 6.375%, due 11/15/67 (c)	478,000	525,800
	Ingersoll-Rand Global Holding Co., Ltd. 4.25%, due 6/15/23 (b)	1,022,000	1,043,476
			1,569,276
	Oil & Gas 1.8%
	Chesapeake Energy Corp.
	5.375%, due 6/15/21	3,206,000	3,374,315
	5.75%, due 3/15/23	1,833,000	1,940,689
	Cimarex Energy Co. 5.875%, due 5/1/22	803,000	871,255
	Continental Resources, Inc. 5.00%, due 9/15/22	2,137,000	2,243,850
	Devon Energy Corp. 2.25%, due 12/15/18	935,000	929,961
	Motiva Enterprises LLC 5.75%, due 1/15/20 (b)	804,000	912,259
	Nabors Industries, Inc.
	4.625%, due 9/15/21	126,000	130,171
	5.00%, due 9/15/20	1,990,000	2,124,078
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	846,000	920,025
	7.25%, due 8/15/18	152,000	161,272
	Plains Exploration & Production Co.
	6.625%, due 5/1/21	183,000	200,385
	6.75%, due 2/1/22	472,000	521,560
	6.875%, due 2/15/23	2,368,000	2,634,400
	Whiting Petroleum Corp. 5.00%, due 3/15/19	1,322,000	1,398,015
			18,362,235
	Pharmaceuticals 0.7%
	Forest Laboratories, Inc.
	4.375%, due 2/1/19 (b)	2,661,000	2,800,703
	4.875%, due 2/15/21 (b)	3,124,000	3,303,630
	Perrigo Co. PLC
	2.30%, due 11/8/18 (b)	260,000	257,177
	4.00%, due 11/15/23 (b)	715,000	714,723
			7,076,233
	Pipelines 1.1%
	DCP Midstream Operating, L.P.
	3.25%, due 10/1/15	724,000	746,681
	4.95%, due 4/1/22	1,642,000	1,751,955
	El Paso LLC 6.50%, due 9/15/20	58,000	63,643
	El Paso Pipeline Partners Operating Co. LLC
	5.00%, due 10/1/21	566,000	599,333
	6.50%, due 4/1/20	196,000	224,340
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	592,000	610,923
	Enlink Midstream Partners, L.P.
	4.40%, due 4/1/24	467,000	476,117
	5.60%, due 4/1/44	1,298,000	1,370,531
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.95%, due 9/15/15	1,200,000	1,254,736
	Spectra Energy Partners, L.P.
	2.95%, due 9/25/18	222,000	226,306
	4.75%, due 3/15/24	1,152,000	1,213,873
	Western Gas Partners, L.P. 5.375%, due 6/1/21	2,151,000	2,358,365
			10,896,803
	Real Estate 0.2%
	CBRE Services, Inc. 6.625%, due 10/15/20	388,000	414,190
	Jones Lang Lasalle, Inc. 4.40%, due 11/15/22	1,346,000	1,315,323
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	770,761
			2,500,274
	Real Estate Investment Trusts 0.7%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,640,000	1,694,623
	Goodman Funding Pty, Ltd. 6.375%, due 11/12/20 (b)	750,000	848,560
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	428,494
	Retail Opportunity Investments Partnership, L.P. 5.00%, due 12/15/23	235,000	243,694
	Senior Housing Properties Trust
	6.75%, due 4/15/20	346,000	391,130
	6.75%, due 12/15/21	381,000	430,084
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	909,922
	7.75%, due 3/15/20	1,622,000	1,928,761
			6,875,268
	Retail 0.4%
	Brinker International, Inc. 3.875%, due 5/15/23	1,844,000	1,717,308
	Macy's Retail Holdings, Inc.
	5.75%, due 7/15/14	1,343,000	1,362,027
	5.90%, due 12/1/16	555,000	617,379
			3,696,714
	Semiconductors 0.8%
	National Semiconductor Corp. 6.60%, due 6/15/17	1,084,000	1,259,438
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,987,000	2,992,645
	TSMC Global, Ltd. 1.625%, due 4/3/18 (b)	3,165,000	3,068,262
	Xilinx, Inc.
	2.125%, due 3/15/19	444,000	438,708
	3.00%, due 3/15/21	575,000	570,200
			8,329,253
	Software 0.1%
	Autodesk, Inc. 3.60%, due 12/15/22	739,000	705,663
	Fiserv, Inc. 3.125%, due 10/1/15	716,000	737,648
			1,443,311
	Telecommunications 0.6%
	SBA Tower Trust 2.933%, due 12/15/42 (b)	647,000	655,265
	Sprint Corp. 7.25%, due 9/15/21 (b)	913,000	995,170
	Verizon Communications, Inc.
	3.65%, due 9/14/18	941,000	1,001,725
	5.15%, due 9/15/23	1,853,000	2,027,773
	6.40%, due 9/15/33	861,000	1,022,220
			5,702,153
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	513,358
	4.30%, due 6/1/21	520,000	555,492
			1,068,850
	Transportation 0.2%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (b)	196,000	200,967
	CSX Transportation, Inc. 8.375%, due 10/15/14	476,692	495,761
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,123,333
			1,820,061
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	3.375%, due 3/15/18 (b)	1,251,000	1,302,381
	4.25%, due 1/17/23 (b)	665,000	671,071
	4.875%, due 7/11/22 (b)	120,000	127,115
			2,100,567
	Total Corporate Bonds (Cost $186,104,217)		191,187,569

	Loan Assignments 0.4% (d)
	Healthcare, Education & Childcare 0.2%
	IMS Health, Inc. New USD Term Loan 3.75%, due 3/17/21	974,000	971,565
	Community Health Systems, Inc. Term Loan D 4.25%, due 1/22/21	229,425	231,216
	Quintiles Transnational Corp. New Term Loan B 3.75%, due 6/8/18	628,316	628,316
			1,831,097
	Lodging 0.1%
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	1,264,000	1,261,103

	Printing, Publishing, & Broadcasting 0.1%
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	993,510	993,013

	Total Loan Assignments (Cost $4,075,659)		4,085,213

	Mortgage-Backed Securities 1.4%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (b)(e)	1,157,435	993,232

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Commercial Mortgage Pass Through Certificates Series 2013-FL3, Class C 2.874%, due 10/13/28 (b)(c)	434,000	438,464
	Commercial Mortgage Trust
	Series 2006-FL12, Class F 0.495%, due 12/15/20 (b)(c)	163,916	161,875
	Series 2006-FL12, Class G 0.535%, due 12/15/20 (b)(c)	315,137	308,061
	Series 2006-FL12, Class H 0.725%, due 12/15/20 (b)(c)	315,141	301,762
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (c)	1,000,000	1,098,666
	Credit Suisse Mortgage Capital Certificates
	Series 2006-TF2A, Class C 0.405%, due 10/15/21 (b)(c)	310,000	305,601
	Series 2006-TF2A, Class D 0.455%, due 10/15/21 (b)(c)	400,000	392,324
	Series 2006-TF2A, Class KERA 0.555%, due 9/15/21 (b)(c)	202,895	200,641
	GS Mortgage Securities Trust
	Series 2013-KYO, Class D 2.757%, due 11/8/29 (b)(c)	1,615,000	1,637,492
	Series 2013-NYC5 E 3.649%, due 1/10/30 (b)	383,000	381,831
	Series 2013-KYO, Class E 3.754%, due 11/8/29 (b)(c)	2,008,000	2,038,913
	Hilton USA Trust Series 2013-HLT, Class DFX 4.407%, due 11/5/30 (b)	683,000	694,793
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2013-JWRZ, Class D 3.145%, due 4/15/30 (b)(c)	648,000	648,127
	Series 2014-FBLU, Class E 3.655%, due 12/15/28 (b)(c)	261,000	261,397
	Series 2012-FL2, Class C 3.905%, due 8/15/29 (b)(c)	480,398	485,916
	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, due 12/15/43	1,540,000	1,666,947
	Wells Fargo Commercial Mortgage
	1.00%, due 1/15/27 (b)(c)(f)	283,000	283,000
	2.404%, due 2/15/27 (b)(c)(f)	136,000	136,000
	3.654%, due 2/15/27 (b)(c)(f)	136,000	136,000
			11,577,810
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	American Tower Trust I
	Series-2013, Class 1A 1.551%, due 3/15/43 (b)	1,149,000	1,122,330
	Series-2013, Class 2A 3.07%, due 3/15/48 (b)	644,000	615,613
			1,737,943
	Total Mortgage-Backed Securities (Cost $14,365,822)		14,308,985

	U.S. Government & Federal Agencies 20.8%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.7%
	4.50%, due 1/1/41	577,747	618,074
	5.00%, due 1/1/19	230,998	244,966
	5.00%, due 2/1/19	147,464	156,429
	5.00%, due 6/1/20	283,042	300,958
	5.00%, due 5/1/41	1,286,171	1,412,858
	5.50%, due 8/1/19	196,466	210,887
	5.50%, due 12/1/28	617,403	689,804
	5.50%, due 10/1/36	484,915	540,018
	6.00%, due 4/1/40	2,168,215	2,452,660
			6,626,654
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.8%
	3.50%, due 1/1/44	2,979,818	3,003,591
	4.00%, due 7/1/43	736,331	759,813
	4.00%, due 2/1/44	1,039,461	1,073,135
	4.50%, due 10/1/40	231,278	247,675
	4.50%, due 4/1/41	294,110	315,550
	4.50%, due 5/1/41	562,881	604,029
	4.50%, due 9/1/42	4,043,307	4,312,203
	4.50%, due 11/1/42	1,053,559	1,126,826
	4.50%, due 2/1/43	6,331,959	6,776,478
	5.00%, due 9/1/29	624,425	682,928
	5.00%, due 1/1/30	264,809	289,721
	5.00%, due 2/1/41	1,794,122	1,963,038
	5.00%, due 4/1/41	465,084	508,481
	5.00%, due 5/1/41	995,493	1,094,086
	5.00%, due 7/1/41	854,219	935,536
	5.50%, due 1/1/25	243,530	264,937
	5.50%, due 7/1/25	455,662	495,574
	5.50%, due 1/1/33	150,117	167,052
	6.00%, due 10/1/35	751,791	845,002
	6.00%, due 12/1/35	738,019	829,930
	6.00%, due 2/1/37	125,492	141,681
	6.00%, due 9/1/37	764,313	827,782
	6.00%, due 10/1/38	636,589	732,548
	7.00%, due 2/1/39	242,325	257,216
			28,254,812
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
	3.50%, due 5/20/42	313,436	321,159
	4.50%, due 7/15/41	174,966	190,528
	4.50%, due 8/15/41	1,477,487	1,627,341
	4.50%, due 10/20/41	1,005,022	1,085,985
	4.90%, due 10/15/34	707,287	778,640
	5.00%, due 10/15/39	405,038	452,687
	5.00%, due 11/15/39	643,940	716,541
	5.00%, due 1/15/40	216,389	241,605
	5.00%, due 4/15/40	176,254	196,770
	5.00%, due 5/15/40	244,738	268,807
	5.00%, due 7/15/40	920,662	1,027,902
	5.00%, due 2/15/41	674,854	750,461
	5.00%, due 5/15/41	275,530	308,970
	5.00%, due 9/15/41	174,540	193,015
	5.10%, due 1/15/32	676,479	761,837
	5.50%, due 9/15/35	99,300	112,961
	5.50%, due 3/15/36	433,665	484,360
	5.50%, due 8/15/39	2,378,749	2,745,294
	5.50%, due 10/15/39	666,193	751,261
	5.50%, due 9/20/41	81,951	90,573
	5.50%, due 1/20/42	533,537	590,825
	5.50%, due 7/20/42	1,028,843	1,140,072
	6.00%, due 11/20/34	372,848	419,257
	6.00%, due 1/20/39	216,546	245,375
	6.00%, due 10/20/41	96,341	109,202
	6.00%, due 12/20/41	947,708	1,071,938
	6.00%, due 1/20/42	1,036,206	1,174,095
	6.00%, due 2/20/42	1,033,516	1,172,164
	6.00%, due 3/20/42	170,617	193,630
	6.00%, due 4/20/42	856,049	970,380
	6.00%, due 5/20/42	331,879	376,296
	6.00%, due 7/20/42	216,445	245,026
	6.00%, due 8/20/42	229,713	260,174
	6.00%, due 9/20/42	515,948	584,412
	6.00%, due 11/20/42	233,979	264,427
	6.00%, due 2/20/43	304,632	345,393
			22,269,363
¤	United States Treasury Bonds 2.1%
	3.625%, due 2/15/44	12,139,000	12,279,351
	3.75%, due 11/15/43	8,601,000	8,904,719
			21,184,070
¤	United States Treasury Notes 13.0%
	0.25%, due 10/31/15	2,042,000	2,041,522
	0.25%, due 11/30/15	9,755,000	9,748,142
	0.25%, due 12/31/15	9,084,000	9,071,936
	0.25%, due 2/29/16	34,177,000	34,086,226
	0.375%, due 3/15/15	4,050,000	4,058,861
	0.375%, due 1/31/16	3,093,000	3,093,965
	0.375%, due 2/15/16	770,000	769,970
	0.75%, due 6/30/17	6,067,000	6,010,122
	0.75%, due 10/31/17	570,000	560,782
	0.75%, due 12/31/17	670,000	656,966
	0.75%, due 3/31/18	1,250,000	1,219,043
	0.875%, due 1/31/17	2,824,000	2,827,530
	0.875%, due 2/28/17	232,000	232,018
	0.875%, due 1/31/18	330,000	324,638
	1.25%, due 10/31/18	2,933,000	2,886,254
	1.375%, due 7/31/18	7,755,000	7,708,951
	1.375%, due 9/30/18	15,621,000	15,480,661
	1.50%, due 8/31/18	6,048,000	6,036,660
	2.50%, due 8/15/23	5,178,000	5,103,970
	2.75%, due 11/15/23	17,169,000	17,246,793
	2.75%, due 2/15/24	2,019,000	2,023,418
			131,188,428
	Total U.S. Government & Federal Agencies (Cost $210,147,931)		209,523,327

	Yankee Bond 0.2% (g)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.10%, due 6/10/23	1,652,000	1,714,807

	Total Yankee Bond (Cost $1,682,072)		1,714,807
	Total Long-Term Bonds (Cost $418,802,229)		423,302,168

		Shares
	Common Stocks 56.8%
	Aerospace & Defense 2.3%
¤	Boeing Co. (The)	181,992	22,838,176

	Agriculture 2.3%
	Altria Group, Inc.	198,256	7,420,722
	Philip Morris International, Inc.	194,317	15,908,733
			23,329,455
	Airlines 0.3%
	United Continental Holdings, Inc. (h)	75,977	3,390,853

	Apparel 1.4%
	NIKE, Inc. Class B	190,043	14,036,576

	Auto Manufacturers 0.4%
	General Motors Co.	126,528	4,355,094

	Banks 3.6%
	CIT Group, Inc.	179,021	8,775,609
	JPMorgan Chase & Co.	151,156	9,176,681
¤	U.S. Bancorp	427,001	18,301,263
			36,253,553
	Beverages 0.5%
	Diageo PLC	155,630	4,828,524

	Chemicals 4.2%
¤	E.I. du Pont de Nemours & Co.	317,947	21,334,244
¤	LyondellBasell Industries, N.V. Class A	231,376	20,578,581
			41,912,825
	Commercial Services 2.0%
	Automatic Data Processing, Inc.	37,800	2,920,428
	MasterCard, Inc. Class A	199,123	14,874,488
	Towers Watson & Co. Class A	18,033	2,056,664
			19,851,580
	Computers 1.5%
	Apple, Inc.	28,713	15,411,416

	Diversified Financial Services 2.0%
¤	Blackstone Group L.P. (The)	592,296	19,693,842

	Electronics 3.0%
	Amphenol Corp. Class A	34,226	3,136,813
	Honeywell International, Inc.	98,639	9,149,754
	TE Connectivity, Ltd.	295,126	17,769,536
			30,056,103
	Entertainment 0.3%
	Six Flags Entertainment Corp.	75,865	3,045,980

	Finance - Credit Card 0.4%
	American Express Co.	45,359	4,083,671

	Finance - Investment Banker/Broker 0.2%
	Greenhill & Co., Inc.	30,781	1,599,996

	Food 1.1%
	Hershey Co. (The)	58,234	6,079,629
	Unilever PLC	129,314	5,521,154
			11,600,783
	Health Care - Services 1.7%
	Aetna, Inc.	224,866	16,858,204

	Insurance 0.7%
	Prudential PLC	314,554	6,652,125

	Internet 1.6%
	Google, Inc. Class A (h)	9,288	10,351,569
	priceline.com, Inc. (h)	4,832	5,759,212
			16,110,781
	Lodging 1.4%
	Las Vegas Sands Corp.	180,305	14,565,038

	Media 3.6%
¤	CBS Corp. Class B	364,827	22,546,308
	Time Warner Cable, Inc.	43,598	5,980,774
	Viacom, Inc. Class B	91,696	7,793,243
			36,320,325
	Metal Fabricate & Hardware 0.5%
	Precision Castparts Corp.	20,463	5,172,228

	Miscellaneous - Manufacturing 0.9%
	3M Co.	44,883	6,088,828
	Dover Corp.	40,095	3,277,766
			9,366,594
	Oil & Gas 1.7%
	Chevron Corp.	131,068	15,585,296
	Noble Corp. PLC	56,723	1,857,111
			17,442,407
	Pharmaceuticals 9.3%
	Abbott Laboratories	184,674	7,111,796
	AbbVie, Inc.	270,919	13,925,236
	Allergan, Inc.	98,230	12,190,343
	AmerisourceBergen Corp.	94,417	6,192,811
	Bristol-Myers Squibb Co.	130,852	6,797,761
	Endo International PLC (h)	35,275	2,421,629
	Express Scripts Holding Co. (h)	188,066	14,121,876
	Johnson & Johnson	111,635	10,965,906
	Mylan, Inc. (h)	163,229	7,970,472
	Shire PLC, Sponsored ADR	58,022	8,618,008
	Zoetis, Inc.	113,486	3,284,285
			93,600,123
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	221,409	15,356,928

	Real Estate Investment Trusts 0.6%
	Ventas, Inc.	103,703	6,281,291

	Retail 0.8%
	AutoZone, Inc. (h)	6,706	3,601,793
	Home Depot, Inc. (The)	60,093	4,755,159
			8,356,952
	Software 2.4%
	Intuit, Inc.	64,344	5,001,459
	Microsoft Corp.	284,836	11,675,428
	Oracle Corp.	184,809	7,560,536
			24,237,423
	Telecommunications 1.3%
	CenturyLink, Inc.	183,834	6,037,109
	Knowles Corp. (h)	1	16
	Motorola Solutions, Inc.	76,639	4,927,121
	Verizon Communications, Inc.	40,090	1,907,081
			12,871,327
	Toys, Games & Hobbies 1.2%
	Mattel, Inc.	304,790	12,225,127

	Transportation 2.1%
	Canadian Pacific Railway, Ltd.	41,704	6,273,533
	Union Pacific Corp.	80,078	15,027,437
			21,300,970
	Total Common Stocks (Cost $409,640,090)		573,006,270

	Preferred Stocks 0.8%
	Banks 0.6%
	Morgan Stanley 6.875% (c)	42,650	1,105,488
	7.125% (c)	54,150	1,436,599
	Wells Fargo & Co. 6.625% (c)	87,750	2,383,290
	State Street Corp. 5.90% (c)	25,175	651,781
			5,577,158
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (c)	18,000	499,320

	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	57,275	1,404,956

	Finance - Investment Banker/Broker 0.0%‡
	Charles Schwab Corp. (The) 6.00%	5,375	133,569

	Total Preferred Stocks (Cost $7,302,835)		7,615,003

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $1,049,366 (Collateralized by a Federal National Mortgage Association security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $1,165,000 and a Market Value of $1,071,113)	$1,049,366	1,049,366
Total Short-Term Investment (Cost $1,049,366)		1,049,366
Total Investments (Cost $836,794,520) (i)	99.6%	1,004,972,807
Other Assets, Less Liabilities	0.4	4,470,531
Net Assets	100.0%	$1,009,443,338

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of March 31, 2014 is $2,120,728, which represents 0.2% of the Portfolio's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2014.
(e)	Illiquid security - The total market value of this security as of March 31, 2014, was $993,232, which represents 0.1% of the Portfolio's net assets.
(f)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued securities was $555,000, which represented 0.1% of the Portfolio's net assets
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	As of March 31, 2014, cost was $836,536,842 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$172,591,788
Gross unrealized depreciation	(4,155,823)
Net unrealized appreciation	$168,435,965

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,482,267	$—	$2,482,267
Corporate Bonds	—	191,187,569	—	191,187,569
Loan Assignments	—	4,085,213	—	4,085,213
Mortgage-Backed Securities	—	14,308,985	—	14,308,985
U.S. Government & Federal Agencies	—	209,523,327	—	209,523,327
Yankee Bond	—	1,714,807	—	1,714,807
Total Long-Term Bonds	—	423,302,168	—	423,302,168
Common Stocks	573,006,270	—	—	573,006,270
Preferred Stocks	7,615,003	—	—	7,615,003
Short-Term Investment
Repurchase Agreement	—	1,049,366	—	1,049,366
Total Investments in Securities	$580,621,273	$424,351,534	$—	$1,004,972,807

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Aerospace & Defense 2.9%
	Precision Castparts Corp.	50,800	$12,840,208
	United Technologies Corp.	78,000	9,113,520
			21,953,728
	Airlines 0.9%
	Delta Air Lines, Inc.	188,700	6,538,455

	Auto Components 1.2%
	BorgWarner, Inc.	152,500	9,374,175

	Banks 1.0%
	JPMorgan Chase & Co.	129,100	7,837,661

	Biotechnology 10.8%
	Alexion Pharmaceuticals, Inc. (a)	65,400	9,949,302
	Amgen, Inc.	99,500	12,272,330
	Biogen Idec, Inc. (a)	48,700	14,895,869
	BioMarin Pharmaceutical, Inc. (a)	112,440	7,669,532
¤	Celgene Corp. (a)	132,700	18,524,920
	Gilead Sciences, Inc. (a)	180,300	12,776,058
	Incyte Corp., Ltd. (a)	100,700	5,389,464
			81,477,475
	Capital Markets 4.0%
	BlackRock, Inc.	43,435	13,659,439
	Charles Schwab Corp. (The)	272,700	7,452,891
	Morgan Stanley	292,800	9,126,576
			30,238,906
	Chemicals 4.1%
	Ecolab, Inc.	76,600	8,272,034
¤	Monsanto Co.	201,889	22,968,911
			31,240,945
	Communications Equipment 1.4%
	QUALCOMM, Inc.	139,800	11,024,628

	Consumer Finance 1.2%
	American Express Co.	104,900	9,444,147

	Energy Equipment & Services 1.5%
	Schlumberger, Ltd.	119,200	11,622,000

	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	78,300	8,744,544
	CVS Caremark Corp.	112,900	8,451,694
			17,196,238
	Health Care Providers & Services 2.4%
	Express Scripts Holding Co. (a)	102,100	7,666,689
	McKesson Corp.	41,900	7,398,283
	UnitedHealth Group, Inc.	35,800	2,935,242
			18,000,214
	Health Care Technology 1.2%
	Cerner Corp. (a)	157,000	8,831,250

	Hotels, Restaurants & Leisure 4.2%
	Hilton Worldwide Holdings, Inc. (a)	307,600	6,841,024
¤	Starbucks Corp.	259,300	19,027,434
	Wynn Resorts, Ltd.	26,060	5,789,229
			31,657,687
	Industrial Conglomerates 2.6%
¤	Danaher Corp.	264,800	19,860,000

	Internet & Catalog Retail 6.1%
¤	Amazon.com, Inc. (a)	57,400	19,316,248
¤	priceline.com, Inc. (a)	20,100	23,956,989
	TripAdvisor, Inc. (a)	28,800	2,608,992
			45,882,229
	Internet Software & Services 8.9%
	Baidu, Inc., Sponsored ADR (a)	57,260	8,725,279
	eBay, Inc. (a)	102,200	5,645,528
	Facebook, Inc. Class A (a)	240,600	14,493,744
¤	Google, Inc. Class A (a)	28,600	31,874,986
	LinkedIn Corp. Class A (a)	34,000	6,287,960
			67,027,497
	IT Services 6.5%
	Cognizant Technology Solutions Corp. Class A (a)	179,500	9,084,495
	MasterCard, Inc. Class A	159,900	11,944,530
¤	Visa, Inc. Class A	129,400	27,932,284
			48,961,309
	Media 6.0%
	CBS Corp. Class B	175,500	10,845,900
	Liberty Global PLC Class C (a)	274,600	11,178,966
	Twenty-First Century Fox, Inc. Class A	453,700	14,504,789
	Walt Disney Co. (The)	115,400	9,240,078
			45,769,733
	Multiline Retail 1.2%
	Dollar General Corp. (a)	159,800	8,865,704

	Oil, Gas & Consumable Fuels 3.0%
	Noble Energy, Inc.	130,200	9,249,408
	Pioneer Natural Resources Co.	29,900	5,595,486
	Range Resources Corp.	91,700	7,608,349
			22,453,243
	Pharmaceuticals 1.1%
	Zoetis, Inc.	288,300	8,343,402

	Professional Services 1.2%
	Nielsen Holdings N.V.	203,195	9,068,593

	Real Estate Investment Trusts 1.7%
	American Tower Corp.	153,600	12,575,232

	Road & Rail 4.2%
¤	Union Pacific Corp.	169,800	31,864,668

	Semiconductors & Semiconductor Equipment 2.4%
	Applied Materials, Inc.	383,700	7,835,154
	Arm Holdings PLC, Sponsored ADR	196,300	10,005,411
			17,840,565
	Software 5.1%
	Oracle Corp.	220,900	9,037,019
¤	Salesforce.com, Inc. (a)	344,400	19,661,796
	ServiceNow, Inc. (a)	67,800	4,062,576
	Workday, Inc. Class A (a)	60,390	5,521,458
			38,282,849
	Specialty Retail 2.1%
	Lowe's Companies, Inc.	179,600	8,782,440
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	74,700	7,281,756
			16,064,196
	Technology Hardware Storage & Peripherals 2.4%
	Apple, Inc.	34,200	18,356,508

	Textiles, Apparel & Luxury Goods 2.3%
	Michael Kors Holdings, Ltd. (a)	73,100	6,818,037
	NIKE, Inc. Class B	146,900	10,850,034
			17,668,071
	Wireless Telecommunication Services 1.3%
	SBA Communications Corp. Class A (a)	111,500	10,142,040

	Total Common Stocks (Cost $556,065,236)		735,463,348

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $18,973,074 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $20,575,000 and a Market Value of $19,355,314)	$18,973,074	18,973,074
Total Short-Term Investment (Cost $18,973,074)		18,973,074
Total Investments (Cost $575,038,310) (b)	99.7%	754,436,422
Other Assets, Less Liabilities	0.3	2,062,157
Net Assets	100.0%	$756,498,579

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $575,440,099 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$184,451,970
Gross unrealized depreciation	(5,455,647)
Net unrealized appreciation	$178,996,323

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$735,463,348	$—	$—	$735,463,348
Short-Term Investment
Repurchase Agreement	—	18,973,074		18,973,074
Total Investments in Securities	$735,463,348	$18,973,074	$—	$754,436,422

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Marketfield Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 72.6% †
	Aerospace & Defense 0.8%
	Precision Castparts Corp. (a)	13,529	$3,419,590

	Auto Components 1.5%
¤	Continental A.G.	20,954	5,020,018
	ElringKlinger A.G.	30,445	1,199,976
			6,219,994
	Automobiles 2.2%
	Daimler A.G., Registered Shares	43,083	4,071,041
¤	Fiat Industrial S.p.A. (b)	442,236	5,148,131
			9,219,172
	Banks 14.1%
	Banco Bilbao Vizcaya Argentaria S.A.	334,527	4,017,786
	Banco Popular Espanol S.A.	523,240	3,950,211
¤	Bank of Ireland (b)	22,793,257	9,734,347
	Barclays PLC	10,862	42,266
	BB&T Corp. (a)	101,579	4,080,428
	CIT Group, Inc. (a)	70,199	3,441,155
	Citigroup, Inc.	70,754	3,367,890
	Fifth Third Bancorp (a)	179,977	4,130,472
	Grupo Financiero Banorte S.A.B. de C.V. Class O	495,705	3,352,288
	Itau Unibanco Holding S.A., ADR	300,498	4,465,400
	Lloyds Banking Group PLC (b)	2,926,389	3,641,972
	Sumitomo Mitsui Financial Group, Inc.	105,278	4,497,125
	U.S. Bancorp	54,557	2,338,313
¤	UniCredit S.p.A.	558,842	5,104,360
	Wells Fargo & Co.	49,225	2,448,452
			58,612,465
	Building Products 0.9%
	Geberit A.G.	11,612	3,802,584

	Capital Markets 0.8%
	Daiwa Securities Group, Inc.	364,936	3,175,047

	Chemicals 3.7%
¤	BASF S.E. Corp.	43,134	4,794,291
	Eastman Chemical Co.	45,331	3,907,985
	Potash Corporation of Saskatchewan, Inc. (a)	109,926	3,981,520
	Sherwin-Williams Co. (The) (a)	13,892	2,738,530
			15,422,326
	Commercial Services & Supplies 0.5%
	Bilfinger S.E.	16,134	2,046,884

	Construction & Engineering 0.3%
	KBR, Inc.	43,586	1,162,874

	Construction Materials 4.8%
	Buzzi Unicem S.p.A.	202,259	3,772,813
	CRH PLC	144,442	4,033,509
	Eagle Materials, Inc. (a)	48,663	4,314,461
	HeidelbergCement A.G.	47,517	4,072,377
	Taiheiyo Cement Corp.	1,079,443	3,890,450
			20,083,610
	Consumer Finance 0.9%
	Discover Financial Services (a)	65,981	3,839,434

	Diversified Financial Services 0.8%
	CME Group, Inc. (a)	46,004	3,404,756

	Electrical Equipment 1.1%
	ABB, Ltd. (b)	177,920	4,588,627

	Electronic Equipment, Instruments & Components 0.6%
	Trimble Navigation, Ltd. (b)	66,503	2,584,972

	Energy Equipment & Services 2.2%
	Baker Hughes, Inc. (a)	67,069	4,360,826
¤	Schlumberger, Ltd. (a)	48,899	4,767,653
			9,128,479
	Food & Staples Retailing 1.0%
	Costco Wholesale Corp. (a)	35,123	3,922,537

	Hotels, Restaurants & Leisure 0.2%
	Dalata Hotel Group, Ltd. (b)	169,313	662,441

	Household Durables 6.0%
	D.R. Horton, Inc. (a)	169,751	3,675,109
	Lennar Corp. Class A	93,593	3,708,155
	Mohawk Industries, Inc. (a)(b)	26,635	3,621,827
	PulteGroup, Inc. (a)	187,518	3,598,471
	Ryland Group, Inc. (The) (a)	86,012	3,434,459
	Sekisui House, Ltd.	266,814	3,311,425
	Toll Brothers, Inc. (a)(b)	101,040	3,627,336
			24,976,782
	Industrial Conglomerates 1.7%
	3M Co. (a)	26,069	3,536,521
	General Electric Co. (a)	131,277	3,398,761
			6,935,282
	Insurance 0.8%
	Assicurazioni Generali S.p.A.	155,253	3,460,647

	Internet Software & Services 1.3%
¤	Facebook, Inc. Class A (a)(b)	92,058	5,545,574

	IT Services 0.9%
	Amadeus IT Holding S.A. Class A	84,855	3,524,549

	Machinery 3.5%
	Cummins, Inc. (a)	25,924	3,862,417
	Deere & Co. (a)	40,040	3,635,632
	Ingersoll-Rand PLC (a)	59,046	3,379,793
	Joy Global, Inc.	64,583	3,745,814
			14,623,656
	Metals & Mining 8.9%
¤	Alcoa, Inc. (a)	455,230	5,858,810
	Anglo American PLC	114,003	2,901,268
¤	BHP Billiton, Ltd., ADR	72,833	4,935,892
	Freeport-McMoRan Copper & Gold, Inc. (a)	109,827	3,631,979
	Nucor Corp. (a)	76,531	3,867,877
	Rio Tinto PLC	83,206	4,629,676
	Steel Dynamics, Inc. (a)	189,808	3,376,684
	Teck Resources, Ltd. Class B (a)	142,988	3,099,980
	Vale S.A., Sponsored ADR (a)	272,548	3,769,339
	Walter Energy, Inc.	91,142	689,034
			36,760,539
	Oil, Gas & Consumable Fuels 2.9%
	Alpha Natural Resources, Inc. (a)(b)	214,046	909,695
	Apache Corp. (a)	42,406	3,517,578
	Chesapeake Energy Corp. (a)	139,360	3,570,403
	Devon Energy Corp.	59,992	4,015,265
			12,012,941
	Real Estate Investment Trusts 0.3%
	Green REIT PLC (b)	302,285	499,731
	Hibernia REIT PLC (b)	611,375	891,112
			1,390,843
	Real Estate Management & Development 2.1%
	Deutsche Wohnen A.G.	105,859	2,269,218
	Kennedy Wilson Europe Real Estate PLC (b)	233,357	4,046,028
	St. Joe Co. (The) (a)(b)	118,152	2,274,426
			8,589,672
	Road & Rail 0.8%
	DSV A/S	108,065	3,487,608

	Semiconductors & Semiconductor Equipment 0.9%
	Intel Corp. (a)	142,053	3,666,388

	Software 1.8%
	FireEye, Inc. (b)	59,085	3,637,864
	Splunk, Inc. (a)(b)	50,790	3,630,977
			7,268,841
	Specialty Retail 1.8%
	Home Depot, Inc. (The) (a)	49,134	3,887,973
	Tractor Supply Co. (a)	47,547	3,358,245
			7,246,218
	Trading Companies & Distributors 1.6%
	Beacon Roofing Supply, Inc. (a)(b)	65,237	2,522,062
	Wolseley PLC	68,970	3,922,082
			6,444,144
	Transportation Infrastructure 0.9%
	Abertis Infraestructuras S.A.	160,123	3,656,335

	Total Common Stocks (Cost $274,267,915)		300,885,811

	Exchange-Traded Funds 6.2% (c)
	iShares Dow Jones US Home Construction Index Fund (a)	178,850	4,331,747
	iShares MSCI Italy Index Fund	246,690	4,368,880
	iShares MSCI Japan Index Fund	303,486	3,438,496
¤	iShares MSCI Mexico Investable Market Index Fund (a)	77,563	4,960,154
	iShares Russell 2000 Index ETF	24,479	2,847,887
	Market Vectors Gold Miners ETF	76,520	1,805,872
	SPDR S&P Homebuilders (a)	121,098	3,941,740

	Total Exchange-Traded Funds (Cost $24,804,743)		25,694,776

	Preferred Stocks 1.6%
	Banks 1.2%
¤	Bank of Ireland Trust-Preferred Security 10.24% (d)	3,377,000	5,065,216

	Chemicals 0.4%
	Fuchs Petrolub SE 1.80%	15,371	1,542,026

	Total Preferred Stocks (Cost $6,135,531)		6,607,242

	Number of Rights
Right 0.0%‡
Diversified Financial Services 0.0%‡
Banco Bilbao Vizcaya (b)	334,527	78,346

Total Right (Cost $77,307)		78,346

	Notional Amount
Purchased Options 0.8%

Purchased Call Options 0.2%
CNH/USD Strike Price $6.167 Expires 2/27/15	26,292,012	475,964
Strike Price $6.321 Expires 6/9/14	13,500,000	11,475
Strike Price $6.722 Expires 12/9/14	13,500,000	24,179

	Number of Contracts
iShares MSCI Japan ETF
Strike Price $11.00 Expires 6/21/14	4,520	262,160
Strike Price $12.00 Expires 6/21/14	4,435	57,655
iShares Russell 2000 Index ETF
Strike Price $119.00 Expires 4/19/14	1,786	112,518
Market Vectors Gold Miners ETF
Strike Price $26.00 Expires 4/19/14	1,880	20,680
Strike Price $27.00 Expires 4/19/14	891	6,237
Total Purchased Call Options (Cost $1,800,469)		970,868

	Notional Amount
Purchased Put Options 0.6%
EUR/USD
Strike Price $1.376 Expires 9/4/14	19,435,107	465,720
Strike Price $1.379 Expires 9/4/14	20,090,146	509,676

	Number of Contracts
Apple, Inc. Strike Price $530.00 Expires 5/17/14	174	282,750
iShares China Large Cap ETF
Strike Price $38.00 Expires 4/19/14	1,681	378,225
iShares MSCI Emerging Markets Strike Price $39.00 Expires 4/19/14	2,230	37,910
Powershares QQQ Trust Series Strike Price $89.00 Expires 4/19/14	3,816	782,280
Total Purchased Put Options (Cost $2,752,613)		2,456,561
Total Purchased Options (Cost $4,553,082)		3,427,429

	Shares
Short-Term Investments 2.4%
Money Market Fund 2.4%
State Street Institutional Treasury Money Market Fund	10,000,038	10,000,038

Total Short-Term Investment (Cost $10,000,038)		10,000,038

Total Investments, Before Investments Sold Short (Cost $319,838,616) (h)	83.6%	346,693,642

Common Stocks Sold Short (11.0%)
Beverages (0.9%)
Coca-Cola Co. (The)	(102,737)	(3,971,812)

Capital Markets (2.3%)
Deutsche Bank A.G.	(89,707)	(4,013,417)
Franklin Resources, Inc.	(56,446)	(3,058,244)
Invesco, Ltd.	(20,516)	(759,092)
Legg Mason, Inc.	(31,785)	(1,558,736)
		(9,389,489)
Food Products (2.9%)
Danone	(59,549)	(4,210,993)
Kellogg Co.	(64,366)	(4,036,392)
Nestle S.A.	(48,228)	(3,630,534)
		(11,877,919)
Hotels, Restaurants & Leisure (1.0%)
McDonald's Corp.	(42,837)	(4,199,311)

Insurance (2.0%)
Allianz SE	(48,321)	(8,168,066)

IT Services (0.8%)
International Business Machines Corp.	(18,125)	(3,488,881)

Textiles, Apparel & Luxury Goods (1.1%)
Adidas A.G.	(11,582)	(1,253,179)
PVH Corp.	(25,568)	(3,190,120)
		(4,443,299)
Total Common Stocks Sold Short (Proceeds $43,689,631)		(45,538,777)

Exchange Traded Funds Sold Short (13.9%) (c)
Consumer Staples Select Sector Consumer Staples SPDR	(174,273)	(7,504,195)
iShares JP Morgan USD Emerging Markets Bond	(71,344)	(7,949,148)
iShares MSCI Emerging Markets ETF	(299,520)	(12,277,325)
SPDR S&P Retail ETF	(78,046)	(6,575,376)
Utilities Select Sector SPDR Fund	(261,449)	(10,839,676)
Vanguard FTSE Emerging Markets	(313,953)	(12,740,213)

Total Exchange Traded Funds Sold Short (Cost $56,671,758)		(57,885,933)
Total Investments Sold Short (Proceeds $100,361,389) (e)	(24.9)%	(103,424,710)
Total Investments, Net of Investments Sold Short (Cost $219,477,227)	58.7	243,268,932
Other Assets, Less Liabilities	41.3	171,241,964
Net Assets	100.0%	$414,510,896

	Contracts Short	Unrealized Appreciation (Depreciation) (g)
Futures Contracts (0.1%)

CAC 40 Index 10 Euro April 2014 (f)	(120)	$(146,999)
Euro-Bund (German Federal Government) June 2014 (f)	(102)	(45,194)
Euro-OAT (French Government Bond) June 2014 (f)	(160)	(227,136)
United States Treasury Bond June 2014 (f)	(37)	(33,037)
Total Futures Contracts (Notional Amount $62,373,168)		$(452,366)

	Number of Contracts	Value
Written Call Options (0.0%)‡
iShares China Large Cap ETF Strike Price $38 Expire 4/19/14	(1,681)	(18,491)

Total Written Call Options (Proceeds $138,667)		$(18,491)

¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of March 31, 2014, cash in the amount of $115,618,103 was on deposit with broker for short sale transaction.
(f)	As of March 31, 2014, cash in the amount of $1,211,339 was on deposit with broker for futures transactions.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(h)	As of March 31, 2014, cost was $320,333,229 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$34,118,650
Gross unrealized depreciation	(7,758,237)
Net unrealized appreciation	$26,360,413

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
EUR	—Euro
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
USD	—United States Dollar

At March 31, 2014, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
Federal Republic of Brazil
12.25%, due 3/6/30	Citigroup	6/20/2019	Buy	$17,987	1.00%	$(728,850)	$559,941	$(168,909)

Republic of South Africa
5.50%, due 3/9/20	Citigroup	6/20/2019	Buy	$4,497	1.00%	$(253,107)	$185,557	$(67,550)
							$745,498	$(236,459)

1 Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3 The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4 Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2014.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$300,885,811	$—	$—	$300,885,811
Exchange-Traded Funds	25,694,776	—	—	25,694,776
Preferred Stocks	1,542,026	5,065,216	—	6,607,242
Right	78,346	—	—	78,346
Short-Term Investment
Money Market Fund	10,000,038	—	—	10,000,038
Total Investments in Securities	338,200,997	5,065,216	—	343,266,213
Other Financial Instruments
Purchased Call Options	970,868	—	—	970,868
Purchased Put Options	2,456,561	—	—	2,456,561
Total Other Financial Instruments	3,427,429	—	—	3,427,429
Total Investments in Securities and Other Financial Instruments	$341,628,426	$5,065,216	$—	$346,693,642

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(45,538,777)	$—	$—	$(45,538,777)
Exchange Traded Fund Sold Short	(57,885,933)	—	—	(57,885,933)
Total Investments in Securities Sold Short	(103,424,710)	—	—	(103,424,710)
Other Financial Instruments
Futures Contracts Short (b)	(452,366)	—	—	(452,366)
Credit Default Swap Contracts	—	(236,459)	—	(236,459)
Written Option	(18,491)	—	—	(18,491)
Total Other Financial Instruments	(470,857)	(236,459)	—	(707,316)
Total Investments in Securities Sold Short and Other Financial Instruments	$(103,895,567)	$(236,459)	$—	$(104,132,026)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have an transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investment with significant unobservable inputs (Level3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.8%†
Convertible Bond 0.7%
Telecommunications 0.7%
SBA Communications Corp. 4.00%, due 10/1/14	$2,867,193	$8,567,531

Total Convertible Bond (Cost $5,154,155)		8,567,531

Corporate Bond 0.1%
Electric 0.1%
Viridian Group FundCo II 11.125%, due 4/1/17 (a)(b)	1,045,000	1,144,275

Total Corporate Bond (Cost $1,022,362)		1,144,275

Mortgage-Backed Security 0.0%‡
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
Falcon Franchise Loan LLC Series 2001-1, Class IO 9.137%, due 1/5/23 (a)(b)(c)(d)	22,995	1,964

Total Mortgage-Backed Security (Cost $1,342)		1,964
Total Long-Term Bonds (Cost $6,177,859)		9,713,770

		Shares
	Common Stocks 91.0%
	Commercial Services & Supplies 0.3%
	Covanta Holding Corp.	188,670	3,405,493

	Diversified Telecommunication Services 7.5%
	Bezeq-The Israeli Telecommunication Corp., Ltd.	7,260,009	12,929,581
	CenturyLink, Inc.	252,239	8,283,529
	Iliad S.A.	7,300	2,104,897
	Portugal Telecom SGPS S.A. Registered	163,173	693,943
	TDC A/S	1,314,530	12,152,371
	Telecom Italia S.p.A.	8,867,926	8,425,277
	Telefonica Brasil S.A., ADR	237,491	5,044,309
	Telekomunikasi Indonesia Persero Tbk PT	6,722,000	1,310,671
	Verizon Communications, Inc.	404,916	19,277,574
	Windstream Holdings, Inc.	1,370,800	11,295,392
	XL Axiata Tbk PT	8,246,000	3,193,873
	Ziggo N.V.	215,494	9,574,226
			94,285,643
	Electric Utilities 23.2%
	ALLETE, Inc.	188,310	9,871,210
	American Electric Power Co., Inc.	425,263	21,543,824
	Cheung Kong Infrastructure Holdings, Ltd.	1,235,000	7,881,454
	Cia Paranaense de Energia Class B, Sponsored ADR	289,003	3,788,829
	CPFL Energia S.A.	560,500	4,594,667
	Duke Energy Corp.	207,660	14,789,545
	Edison International	416,892	23,600,256
¤	EDP - Energias de Portugal S.A.	8,369,276	38,867,392
	EDP - Energias do Brasil S.A.	2,568,900	11,661,380
	Enel S.p.A.	122,260	691,916
	Iberdrola S.A.	91,392	639,100
	ITC Holdings Corp.	221,367	8,268,058
	Light S.A.	552,740	4,567,596
¤	NextEra Energy, Inc.	362,728	34,684,051
¤	Northeast Utilities	630,610	28,692,755
	NRG Yield, Inc.	47,880	1,892,696
	OGE Energy Corp.	461,530	16,965,843
	Pinnacle West Capital Corp.	227,180	12,417,659
	Portland General Electric Co.	379,960	12,287,906
¤	PPL Corp.	200,698	6,651,132
	Red Electrica Corp. S.A.	137,229	11,154,155
	SSE PLC	621,325	15,216,520
	UIL Holdings Corp.	17,600	647,856
			291,375,800
	Energy Equipment & Services 0.3%
	Ensco PLC Class A	35,190	1,857,328
	Noble Corp. PLC	58,680	1,921,183
			3,778,511
	Gas Utilities 4.4%
	AGL Resources, Inc.	25,540	1,250,438
	APA Group	516,707	3,081,219
	China Resources Gas Group, Ltd.	2,190,000	6,959,776
	Enagas S.A.	585,495	17,805,848
	Gas Natural SDG S.A.	316,600	8,902,104
	Infraestructura Energetica Nova S.A.B. de C.V.	465,000	2,409,146
	Questar Corp.	115,440	2,745,163
	Snam S.p.A.	2,176,810	12,745,246
			55,898,940
	Independent Power and Renewable Electricity Producers 10.5%
	AES Corp. (The)	1,503,286	21,466,924
	Aksa Enerji Uretim AS (e)	3,318,674	3,644,849
¤	Calpine Corp. (e)	1,574,698	32,926,935
	China Longyuan Power Group Corp.	3,620,000	3,644,969
	Drax Group PLC	149,659	1,911,201
	EDP Renovaveis S.A.	3,564,031	23,734,871
	Enel Green Power S.p.A.	484,193	1,359,444
	Infinis Energy PLC	805,350	3,195,482
¤	NRG Energy, Inc.	1,204,957	38,317,633
	Tractebel Energia S.A.	120,400	1,862,512
			132,064,820
	Media 10.1%
	Altice S.A. (e)	216,717	9,655,433
	Astro Malaysia Holdings Bhd	6,567,000	6,435,278
	Charter Communications, Inc. Class A (e)	61,474	7,573,597
¤	Comcast Corp. Class A	946,875	46,169,625
	Liberty Global PLC Class A (e)	138,389	5,756,982
	Liberty Global PLC Class C (e)	417,875	17,011,691
	Quebecor, Inc. Class B	300,140	7,330,421
	Time Warner Cable, Inc.	134,847	18,498,311
	Twenty-First Century Fox, Inc. Class A	284,580	9,098,023
			127,529,361
	Multi-Utilities 13.4%
	AGL Energy, Ltd.	238,630	3,359,418
	Alliant Energy Corp.	177,650	10,092,296
	Ameren Corp.	62,630	2,580,356
	Canadian Utilities, Ltd. Class A	87,610	3,259,520
	CenterPoint Energy, Inc.	362,524	8,588,194
	Centrica PLC	392,810	2,159,117
¤	CMS Energy Corp.	1,155,431	33,831,020
¤	Dominion Resources, Inc.	279,080	19,811,889
	DTE Energy Co.	253,310	18,818,400
	GDF Suez	562,575	15,392,120
	National Grid PLC	268,662	3,681,737
	NiSource, Inc.	122,084	4,337,645
	Public Service Enterprise Group, Inc.	593,409	22,632,619
	Sempra Energy	208,608	20,184,910
			168,729,241
	Oil, Gas & Consumable Fuels 15.0%
	Anadarko Petroleum Corp.	102,660	8,701,462
	Antero Resources Corp. (e)	96,230	6,023,998
	Cabot Oil & Gas Corp.	17,010	576,299
	Cheniere Energy, Inc. (e)	118,813	6,576,300
	DCP Midstream Partners, L.P.	23,520	1,178,352
	Enbridge, Inc.	267,300	12,140,328
	Energen Corp.	140,524	11,355,744
	Energy Transfer Equity, L.P.	10,040	469,370
	Enterprise Products Partners, L.P.	8,960	621,466
	EQT Corp.	162,861	15,792,631
¤	Kinder Morgan, Inc.	928,778	30,175,997
	MarkWest Energy Partners, L.P.	47,500	3,102,700
	Noble Energy, Inc.	57,593	4,091,407
	ONEOK Partners, L.P.	121,950	6,530,422
	ONEOK, Inc.	320,894	19,012,969
	Plains All American Pipeline, L.P.	34,410	1,896,679
	Plains Gp Holdings, L.P. Class A	23,250	650,535
	Rice Energy, Inc. (e)	92,720	2,446,881
	SemGroup Corp. Class A	41,790	2,744,767
	Spectra Energy Corp.	400,553	14,796,428
	Targa Resources Corp.	6,473	642,510
	TransCanada Corp.	155,520	7,069,091
	Western Gas Equity Partners, L.P.	85,100	4,179,261
	Williams Cos., Inc. (The)	452,413	18,358,920
	Williams Partners, L.P.	194,881	9,927,238
			189,061,755
	Real Estate Investment Trusts 1.7%
	American Tower Corp.	265,172	21,709,632

	Wireless Telecommunication Services 4.6%
	Cellcom Israel, Ltd.	409,123	5,637,715
	Empresa Nacional de Telecomunicaciones S.A.	52,703	645,555
	KDDI Corp.	20,800	1,204,290
	Megafon OAO, GDR	180,680	5,086,142
	Mobile Telesystems OJSC (f)	113,750	879,055
	Mobile Telesystems OJSC, Sponsored ADR	751,369	13,141,444
	SBA Communications Corp. Class A (e)	46,082	4,191,619
	Tim Participacoes S.A., ADR	224,141	5,818,700
	Turkcell Iletisim Hizmetleri AS (e)	1,413,700	7,895,366
	Vodafone Group PLC	3,605,799	13,243,132
			57,743,018
	Total Common Stocks (Cost $967,623,760)		1,145,582,214

	Convertible Preferred Stocks 3.6%
	Electric Utilities 2.2%
¤	NextEra Energy, Inc. 5.889%	165,200	10,131,716
¤	PPL Corp. 8.75%	336,391	18,400,588
			28,532,304
	Multi-Utilities 1.2%
¤	Dominion Resources, Inc.
	6.00%	129,980	7,508,944
	6.125%	125,970	7,243,275
			14,752,219
	Wireless Telecommunication Services 0.2%
	Crown Castle International Corp. 4.50%	23,040	2,336,026

	Total Convertible Preferred Stocks (Cost $41,695,881)		45,620,549

	Preferred Stocks 1.6%
	Electric Utilities 1.6%
	Cia Energetica de Minas Gerais 5.66%	1,265,845	8,507,773
	Cia Paranaense de Energia Class B 2.93%	866,000	11,377,461
			19,885,234
	Total Preferred Stocks (Cost $23,426,529)		19,885,234

		Number of Warrants
	Warrants 0.0%‡
	Oil, Gas & Consumable Fuels 0.0%‡
¤	Kinder Morgan, Inc. Expires 5/25/17 (e)	57,580	101,917

	Total Warrants (Cost $290,484)		101,917

	Short-Term Investment 2.9%	Principal Amount
	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $37,397,376 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $40,660,000 and a Market Value of $38,148,432)	$37,397,376	37,397,376
	Total Short-Term Investment (Cost $37,397,376)		37,397,376
	Total Investments (Cost $1,076,611,889) (g)	99.9%	1,258,301,060
	Other Assets, Less Liabilities	0.1	738,662
	Net Assets	100.0%	$1,259,039,722

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Restricted security.
(c)	Illiquid security - The total market value of this security as of March 31, 2014, was $1,964, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(e)	Non-income producing security.
(f)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of March 31, 2014, the total market value of fair valued securities was $879,055, which represented 0.1% of the Portfolio's net assets.
(g)	As of March 31, 2014, cost was $1,078,631,649 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$209,378,187
Gross unrealized depreciation	(29,708,776)
Net unrealized appreciation	$179,669,411

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

As of March 31, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	4/11/14	Barclays Bank PLC	EUR	185,052	USD	252,331	USD	2,602
Euro vs. U.S. Dollar	6/18/14	Barclays Bank PLC		656,000		913,494		(9,862)
Euro vs. U.S. Dollar	4/11/14	Citibank N.A.		1,092,819		1,500,502		4,990
Euro vs. U.S. Dollar	4/11/14	Credit Suisse International		863,923		1,183,276		6,883
Euro vs. U.S. Dollar	4/11/14	Deutsche Bank A.G.		1,768,912		2,423,223		13,669
Euro vs. U.S. Dollar	4/11/14	Goldman Sachs & Co.		234,601		319,059		4,132
Euro vs. U.S. Dollar	4/11/14	Merrill Lynch International Bank		350,836		477,325		5,995
Euro vs. U.S. Dollar	4/11/14	Royal Bank of Scotland PLC		49,762		68,032		522
Euro vs. U.S. Dollar	4/11/14	UBS A.G.		2,031,621		2,805,432		(6,624)
Pound Sterling vs. U.S. Dollar	4/11/14	Barclays Bank PLC	GBP	770,846		1,268,854		16,174
Pound Sterling vs. U.S. Dollar	4/11/14	Credit Suisse International		476,576		781,087		13,382
Pound Sterling vs. U.S. Dollar	4/11/14	Deutsche Bank A.G.		127,715		212,793		113
Pound Sterling vs. U.S. Dollar	4/11/14	JPMorgan Chase Bank		2,256,000		3,762,505		(1,671)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	4/11/14	Credit Suisse International	EUR	32,915,538	USD	44,916,603	USD	(428,585)
Euro vs. U.S. Dollar	4/11/14	Deutsche Bank A.G.		12,752,295		17,431,749		(136,101)
Euro vs. U.S. Dollar	4/11/14	Goldman Sachs & Co.		295,209		407,099		413
Euro vs. U.S. Dollar	4/11/14	JPMorgan Chase Bank		31,950,559		43,597,465		(418,347)
Pound Sterling vs. U.S. Dollar	4/11/14	Barclays Bank PLC	GBP	3,227,830		5,348,526		(32,381)
Pound Sterling vs. U.S. Dollar	4/11/14	Citibank N.A.		113,119		187,382		(1,193)
Pound Sterling vs. U.S. Dollar	4/11/14	Credit Suisse International		7,020,412		11,523,796		(179,485)
Pound Sterling vs. U.S. Dollar	4/11/14	Deutsche Bank A.G.		1,284,569		2,103,073		(38,350)
Pound Sterling vs. U.S. Dollar	4/11/14	JPMorgan Chase Bank		286,841		477,655		(519)
Pound Sterling vs. U.S. Dollar	4/11/14	Merrill Lynch International Bank		7,020,412		11,527,236		(176,045)
Pound Sterling vs. U.S. Dollar	4/11/14	UBS A.G.		458,279		758,997		(4,972)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(1,365,260)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$8,567,531	$—	$8,567,531
Corporate Bond	—	1,144,275	—	1,144,275
Mortgage-Backed Security	—	1,964	—	1,964
Total Long-Term Bonds	—	9,713,770	—	9,713,770
Common Stocks	1,144,703,159	879,055	—	1,145,582,214
Convertible Preferred Stocks	45,620,549	—	—	45,620,549
Preferred Stocks	19,885,234	—	—	19,885,234
Warrants	101,917	—	—	101,917
Short-Term Investment
Repurchase Agreement	—	37,397,376	—	37,397,376
Total Investments in Securities	1,210,310,859	47,990,201	—	1,258,301,060
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	68,875	—	68,875
Total Investments in Securities and Other Financial Instruments	$1,210,310,859	$48,059,076	$—	$1,258,369,935

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,434,135)	$—	$(1,434,135)
Total Other Financial Instruments	$—	$(1,434,135)	$—	$(1,434,135)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2014, the Portfolio held the following restricted securities:

	Date(s) of	Principal		3/31/14	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets

Falcon Franchise Loan LLC	2/17/12	$22,995	$1,342	$1,964	0.0	%‡
Viridian Group FundCo II	3/1/12	$1,045,000	1,022,362	1,144,275	0.1
Total			$1,023,704	$1,146,239	0.1%

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Aerospace & Defense 1.6%
	Alliant Techsystems, Inc.	11,760	$1,671,684
	Exelis, Inc.	65,671	1,248,406
	Huntington Ingalls Industries, Inc.	10,416	1,065,140
	L-3 Communications Holdings, Inc.	51,516	6,086,615
	Spirit AeroSystems Holdings, Inc. Class A (a)	122,361	3,449,357
			13,521,202
	Airlines 3.3%
	Alaska Air Group, Inc.	61,571	5,745,190
	Copa Holdings S.A. Class A	37,622	5,462,338
¤	Delta Air Lines, Inc.	254,286	8,811,010
	Southwest Airlines Co.	298,546	7,048,671
	United Continental Holdings, Inc. (a)	16,312	728,005
			27,795,214
	Auto Components 1.7%
	Delphi Automotive PLC	50,015	3,394,018
	Goodyear Tire & Rubber Co. (The)	190,120	4,967,836
	Lear Corp.	67,070	5,615,100
			13,976,954
	Automobiles 0.3%
	Tesla Motors, Inc. (a)	11,539	2,405,305

	Banks 0.7%
	CIT Group, Inc.	30,428	1,491,580
	City National Corp.	17,335	1,364,611
	Fifth Third Bancorp	26,148	600,097
	KeyCorp	182,154	2,593,873
	SunTrust Banks, Inc.	5,154	205,078
			6,255,239
	Beverages 1.3%
	Coca-Cola Enterprises, Inc.	76,946	3,674,941
	Dr. Pepper Snapple Group, Inc.	114,248	6,221,946
	Molson Coors Brewing Co. Class B	22,215	1,307,575
			11,204,462
	Biotechnology 1.2%
	Alexion Pharmaceuticals, Inc. (a)	3,441	523,479
	Cubist Pharmaceuticals, Inc. (a)	40,380	2,953,797
	Myriad Genetics, Inc. (a)	51,478	1,760,033
	United Therapeutics Corp. (a)	52,422	4,929,241
			10,166,550
	Capital Markets 1.8%
	Ameriprise Financial, Inc.	3,905	429,823
	Artisan Partners Asset Management, Inc. Class A	73,352	4,712,866
	Lazard, Ltd. Class A	117,691	5,542,069
	Legg Mason, Inc.	32,140	1,576,146
	Raymond James Financial, Inc.	53,363	2,984,593
			15,245,497
	Chemicals 1.6%
	Cabot Corp.	36,451	2,152,796
	CF Industries Holdings, Inc.	23,025	6,001,236
	Eastman Chemical Co.	1,007	86,813
	Kronos Worldwide, Inc.	15,242	254,237
	Scotts Miracle-Gro Co. (The) Class A	83,218	5,099,599
			13,594,681
	Commercial Services & Supplies 1.2%
	Pitney Bowes, Inc.	206,432	5,365,168
	R.R. Donnelley & Sons Co.	271,840	4,865,936
			10,231,104
	Communications Equipment 2.8%
	Brocade Communications Systems, Inc. (a)	519,055	5,507,174
	CommScope Holding Co., Inc. (a)	76,127	1,878,814
	EchoStar Corp. Class A (a)	78,618	3,739,072
	Harris Corp.	71,453	5,227,502
	Polycom, Inc. (a)	364,692	5,003,574
	Riverbed Technology, Inc. (a)	130,347	2,569,139
			23,925,275
	Construction & Engineering 0.4%
	AECOM Technology Corp. (a)	102,038	3,282,562

	Containers & Packaging 1.1%
	Ball Corp.	2,634	144,369
	Crown Holdings, Inc. (a)	7,646	342,082
	Packaging Corporation of America	36,017	2,534,516
	Rock-Tenn Co. Class A	5,761	608,189
	Sealed Air Corp.	158,711	5,216,831
			8,845,987
	Diversified Consumer Services 0.7%
	Apollo Education Group, Inc. (a)	30,711	1,051,545
	DeVry Education Group, Inc.	54,828	2,324,159
	Graham Holdings Co. Class B	3,448	2,426,530
			5,802,234
	Diversified Financial Services 2.7%
	Interactive Brokers Group, Inc. Class A	214,325	4,644,423
	Leucadia National Corp.	3,376	94,528
	McGraw Hill Financial, Inc.	82,787	6,316,648
	Moody's Corp.	80,210	6,362,257
	NASDAQ OMX Group, Inc. (The)	131,782	4,868,027
			22,285,883
	Diversified Telecommunication Services 1.9%
	Frontier Communications Corp.	1,033,178	5,889,115
	Intelsat S.A. (a)	9,968	186,601
	Level 3 Communications, Inc. (a)	141,588	5,541,754
	tw telecom, Inc. (a)	40,279	1,259,122
	Windstream Holdings, Inc.	412,247	3,396,915
			16,273,507
	Electric Utilities 1.1%
	Edison International	114,858	6,502,111
	Entergy Corp.	1,180	78,883
	PPL Corp.	4,012	132,958
	Xcel Energy, Inc.	94,277	2,862,250
			9,576,202
	Electrical Equipment 0.1%
	Regal-Beloit Corp.	5,688	413,575
	Rockwell Automation, Inc.	1,628	202,767
			616,342
	Electronic Equipment, Instruments & Components 0.6%
	CDW Corp.	120,089	3,295,242
	Ingram Micro, Inc. Class A (a)	71,173	2,103,874
	Knowles Corp. (a)	1	16
			5,399,132
	Energy Equipment & Services 2.5%
	Helmerich & Payne, Inc.	16,603	1,785,819
	Nabors Industries, Ltd.	241,053	5,941,956
	Patterson-UTI Energy, Inc.	173,150	5,485,392
	RPC, Inc.	243,901	4,980,458
	Unit Corp. (a)	45,812	2,995,189
			21,188,814
	Food & Staples Retailing 1.3%
¤	Kroger Co. (The)	180,003	7,857,131
	Safeway, Inc.	76,754	2,835,293
			10,692,424
	Food Products 1.8%
	Bunge, Ltd.	46,012	3,658,414
	Hillshire Brands Co. (The)	5,787	215,624
	Hormel Foods Corp.	84,912	4,183,614
	Keurig Green Mountain, Inc.	5,388	568,919
	Tyson Foods, Inc. Class A	149,848	6,594,810
			15,221,381
	Gas Utilities 0.3%
	ONEOK, Inc.	28,469	1,686,788
	UGI Corp.	14,630	667,275
			2,354,063
	Health Care Equipment & Supplies 1.7%
	Boston Scientific Corp. (a)	337,046	4,556,862
	C.R. Bard, Inc.	37,828	5,597,788
	Hill-Rom Holdings, Inc.	111,830	4,309,928
			14,464,578
	Health Care Providers & Services 4.9%
¤	Cardinal Health, Inc.	110,477	7,731,180
	Community Health Systems, Inc. (a)	28,679	1,123,356
	DaVita HealthCare Partners, Inc. (a)	91,916	6,328,417
	HCA Holdings, Inc. (a)	127,794	6,709,185
	Henry Schein, Inc. (a)	10,354	1,235,957
¤	Humana, Inc.	63,223	7,126,497
	Laboratory Corporation of America Holdings (a)	37,432	3,676,197
	LifePoint Hospitals, Inc. (a)	281	15,329
	Omnicare, Inc.	51,164	3,052,956
	Tenet Healthcare Corp. (a)	26,195	1,121,408
	Universal Health Services, Inc. Class B	3,978	326,474
	VCA Antech, Inc. (a)	74,054	2,386,760
			40,833,716
	Hotels, Restaurants & Leisure 4.3%
	Brinker International, Inc.	95,977	5,033,994
	Darden Restaurants, Inc.	9,967	505,925
	MGM Resorts International (a)	191,728	4,958,086
	Panera Bread Co. Class A (a)	374	66,000
	Royal Caribbean Cruises, Ltd.	82,474	4,499,781
	SeaWorld Entertainment, Inc.	30,502	922,076
	Six Flags Entertainment Corp.	98,754	3,964,973
	Wendy's Co. (The)	515,070	4,697,438
	Wyndham Worldwide Corp.	65,596	4,803,595
	Wynn Resorts, Ltd.	31,100	6,908,865
			36,360,733
	Household Durables 0.7%
	Harman International Industries, Inc.	41,754	4,442,625
	PulteGroup, Inc.	48,072	922,502
	Whirlpool Corp.	1,932	288,757
			5,653,884
	Household Products 0.3%
	Energizer Holdings, Inc.	23,875	2,405,167

	Independent Power Producers and Renewable Electricity Producers 0.7%
	AES Corp. (The)	391,485	5,590,406

	Insurance 5.8%
	Alleghany Corp. (a)	6,670	2,717,225
	American Financial Group, Inc.	3,913	225,819
	American National Insurance Co.	2,424	274,033
	Arch Capital Group, Ltd. (a)	34,405	1,979,664
	Aspen Insurance Holdings, Ltd.	19,998	793,921
	Assurant, Inc.	4,929	320,188
	Axis Capital Holdings, Ltd.	117,273	5,376,967
	CNA Financial Corp.	21,838	932,919
	Endurance Specialty Holdings, Ltd.	3,859	207,730
	Everest Re Group, Ltd.	37,011	5,664,533
	Fidelity National Financial, Inc. Class A	74,399	2,339,105
	Genworth Financial, Inc. Class A (a)	58,756	1,041,744
	Hanover Insurance Group, Inc. (The)	13,016	799,703
	Kemper Corp.	6,481	253,861
	Lincoln National Corp.	100,148	5,074,499
	MBIA, Inc. (a)	108,609	1,519,440
	Old Republic International Corp.	76,374	1,252,534
	PartnerRe, Ltd.	49,320	5,104,620
	Progressive Corp. (The)	49,662	1,202,814
	Protective Life Corp.	29,281	1,539,888
	StanCorp Financial Group, Inc.	73,893	4,936,052
	Unum Group	84,430	2,981,223
	Validus Holdings, Ltd.	49,040	1,849,298
	White Mountains Insurance Group, Ltd.	1,295	776,870
			49,164,650
	Internet & Catalog Retail 1.1%
	Expedia, Inc.	73,575	5,334,187
	Liberty Interactive Corp. Class A (a)	40,224	1,161,267
	Liberty Ventures (a)	19,970	2,602,690
			9,098,144
	Internet Software & Services 1.7%
	AOL, Inc. (a)	115,531	5,056,792
	IAC / InterActiveCorp	71,553	5,108,169
	VeriSign, Inc. (a)	74,655	4,024,651
			14,189,612
	IT Services 2.7%
	Amdocs, Ltd.	3,040	141,238
	Booz Allen Hamilton Holding Corp.	188,884	4,155,448
	Computer Sciences Corp.	93,226	5,670,005
	CoreLogic, Inc. (a)	4,487	134,789
	DST Systems, Inc.	48,916	4,636,748
	Global Payments, Inc.	74,864	5,323,579
	Xerox Corp.	230,652	2,606,368
			22,668,175
	Life Sciences Tools & Services 1.2%
	Agilent Technologies, Inc.	71,723	4,010,750
	Charles River Laboratories International, Inc. (a)	603	36,385
	Covance, Inc. (a)	46,521	4,833,532
	Quintiles Transnational Holdings, Inc. (a)	17,942	910,915
			9,791,582
	Machinery 2.9%
	Dover Corp.	12,237	1,000,375
	Ingersoll-Rand PLC	39,807	2,278,553
	Manitowoc Co., Inc. (The)	166,533	5,237,463
	Oshkosh Corp.	91,620	5,393,669
	Trinity Industries, Inc.	76,989	5,548,597
	WABCO Holdings, Inc. (a)	50,109	5,289,506
			24,748,163
	Marine 0.0%‡
	Kirby Corp. (a)	2,929	296,561

	Media 3.7%
	Cablevision Systems Corp. Class A	263,817	4,450,593
	Charter Communications, Inc. Class A (a)	45,070	5,552,624
	Clear Channel Outdoor Holdings, Inc. Class A	63,282	576,499
	DISH Network Corp. Class A (a)	90,018	5,600,020
	Interpublic Group of Cos., Inc. (The)	324,649	5,564,484
	John Wiley & Sons, Inc. Class A	76,367	4,401,794
	Liberty Media Corp. Class A (a)	6,363	831,835
	Regal Entertainment Group Class A	100,367	1,874,855
	Starz Class A (a)	80,017	2,582,949
			31,435,653
	Metals & Mining 0.8%
	Alcoa, Inc.	520,405	6,697,612

	Multi-Utilities 1.0%
	CMS Energy Corp.	3,586	104,998
	DTE Energy Co.	39,316	2,920,786
	Public Service Enterprise Group, Inc.	139,085	5,304,702
			8,330,486
	Multiline Retail 0.9%
	Kohl's Corp.	2,842	161,426
¤	Macy's, Inc.	128,088	7,594,337
			7,755,763
	Oil, Gas & Consumable Fuels 4.5%
	Chesapeake Energy Corp.	254,838	6,528,950
	Cimarex Energy Co.	2,077	247,391
	CVR Energy, Inc.	67,861	2,867,127
	HollyFrontier Corp.	9,753	464,048
	Kosmos Energy, Ltd. (a)	341,139	3,752,529
	Murphy Oil Corp.	26,358	1,656,864
	Newfield Exploration Co. (a)	83,116	2,606,518
	Peabody Energy Corp.	53,158	868,602
	SM Energy Co.	55,018	3,922,233
	Southwestern Energy Co. (a)	149,447	6,876,056
	Tesoro Corp.	49,943	2,526,616
	Ultra Petroleum Corp. (a)	50,083	1,346,732
	Whiting Petroleum Corp. (a)	42,207	2,928,744
	World Fuel Services Corp.	37,577	1,657,146
			38,249,556
	Paper & Forest Products 0.8%
	Domtar Corp.	45,987	5,160,661
	International Paper Co.	36,833	1,689,898
			6,850,559
	Personal Products 0.3%
	Herbalife, Ltd.	45,913	2,629,437

	Pharmaceuticals 2.7%
	Actavis PLC (a)	33,707	6,938,586
	Endo International PLC (a)	35,561	2,441,263
	Hospira, Inc. (a)	23,188	1,002,881
	Jazz Pharmaceuticals PLC (a)	15,643	2,169,371
	Mylan, Inc. (a)	140,769	6,873,750
	Salix Pharmaceuticals, Ltd. (a)	12,947	1,341,439
	Zoetis, Inc.	63,623	1,841,249
			22,608,539
	Professional Services 0.3%
	Dun & Bradstreet Corp.	1,384	137,500
	Towers Watson & Co. Class A	22,872	2,608,552
			2,746,052
	Real Estate Investment Trusts 4.7%
	Apartment Investment & Management Co. Class A	5,226	157,930
	Boston Properties, Inc.	1,018	116,591
	Brixmor Property Group, Inc.	43,194	921,328
	CBL & Associates Properties, Inc.	16,813	298,431
	Crown Castle International Corp.	34,632	2,555,149
	Duke Realty Corp.	1,601	27,025
	Equity Lifestyle Properties, Inc.	110,744	4,501,744
	Health Care REIT, Inc.	2,175	129,630
	Hospitality Properties Trust	49,000	1,407,280
	Host Hotels & Resorts, Inc.	329,936	6,677,905
	Kimco Realty Corp.	2,121	46,407
	Mack-Cali Realty Corp.	4,189	87,089
	Rayonier, Inc.	61,560	2,826,220
	Taubman Centers, Inc.	9,151	647,799
	Ventas, Inc.	95,601	5,790,553
¤	Vornado Realty Trust	72,506	7,146,191
	Weyerhaeuser Co.	211,721	6,214,011
			39,551,283
	Real Estate Management & Development 0.7%
	CBRE Group, Inc. Class A (a)	204,184	5,600,767

	Road & Rail 1.1%
	AMERCO	13,694	3,178,651
	Avis Budget Group, Inc. (a)	115,560	5,627,772
	Con-way, Inc.	18,688	767,703
			9,574,126
	Semiconductors & Semiconductor Equipment 3.0%
	Fairchild Semiconductor International, Inc. (a)	122,716	1,692,254
	First Solar, Inc. (a)	87,590	6,112,906
	Marvell Technology Group, Ltd.	84,691	1,333,883
	Maxim Integrated Products, Inc.	27,907	924,280
¤	Micron Technology, Inc. (a)	330,094	7,810,024
	NVIDIA Corp.	82,633	1,479,957
	ON Semiconductor Corp. (a)	29,315	275,561
	Skyworks Solutions, Inc. (a)	155,161	5,821,641
			25,450,506
	Software 2.8%
	Activision Blizzard, Inc.	260,116	5,316,771
	Cadence Design Systems, Inc. (a)	228,523	3,551,247
	Electronic Arts, Inc. (a)	198,917	5,770,582
	Intuit, Inc.	43,335	3,368,430
	Rovi Corp. (a)	530	12,073
	Symantec Corp.	282,979	5,651,091
			23,670,194
	Specialty Retail 3.8%
	Advance Auto Parts, Inc.	45,993	5,818,114
	Ascena Retail Group, Inc. (a)	122,529	2,117,301
	AutoZone, Inc. (a)	11,557	6,207,265
	Bed Bath & Beyond, Inc. (a)	56,145	3,862,776
	CST Brands, Inc.	153,053	4,781,376
	Gap, Inc. (The)	143,192	5,736,271
	Guess?, Inc.	4,993	137,807
	PetSmart, Inc.	6,157	424,156
	Williams-Sonoma, Inc.	46,024	3,067,039
			32,152,105
	Technology Hardware Storage & Peripherals 3.1%
	Lexmark International, Inc. Class A	114,012	5,277,615
	NetApp, Inc.	164,377	6,065,511
¤	SanDisk Corp.	90,603	7,356,058
¤	Western Digital Corp.	80,674	7,407,487
			26,106,671
	Textiles, Apparel & Luxury Goods 2.1%
	Coach, Inc.	36,794	1,827,190
	Deckers Outdoor Corp. (a)	61,319	4,888,964
	Fossil Group, Inc. (a)	19,145	2,232,498
	Hanesbrands, Inc.	73,737	5,639,406
	VF Corp.	43,679	2,702,857
			17,290,915
	Tobacco 0.9%
¤	Lorillard, Inc.	142,004	7,679,576

	Trading Companies & Distributors 1.3%
	MRC Global, Inc. (a)	180,775	4,873,694
	United Rentals, Inc. (a)	64,084	6,084,135
			10,957,829
	Wireless Telecommunication Services 0.5%
	T-Mobile U.S., Inc. (a)	1,691	55,854
	Telephone & Data Systems, Inc.	100,070	2,622,834
	United States Cellular Corp.	35,585	1,459,341
			4,138,029
	Total Common Stocks (Cost $682,214,904)		834,601,043

	Exchange-Traded Funds 1.0% (b)
	S&P 500 Index - SPDR Trust Series 1	21,389	4,000,599
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	16,084	4,030,168

	Total Exchange-Traded Funds (Cost $7,115,945)		8,030,767

	Principal Amount
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $404,372 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.07% and a maturity date of 11/7/22, with a Principal Amount of $450,000 and a Market Value of $415,269)	$404,372	404,372

Total Short-Term Investment (Cost $404,372)		404,372
Total Investments (Cost $689,735,221) (c)	100.0%	843,036,182
Other Assets, Less Liabilities	(0.0)‡	(158,084)
Net Assets	100.0%	$842,878,098

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2014, cost was $692,426,054 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$157,143,090
Gross unrealized depreciation	(6,532,962)
Net unrealized appreciation	$150,610,128

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$834,601,043	$—	$—	$834,601,043
Exchange-Traded Funds	8,030,767	—	—	8,030,767
Short-Term Investment
Repurchase Agreement	—	404,372	—	404,372
Total Investments in Securities	$842,631,810	$404,372	$—	$843,036,182

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 62.3%
MainStay Epoch Global Choice Fund Class I (a)	1,670,478	$33,777,066
MainStay Epoch U.S. All Cap Fund Class I (a)	2,693,871	76,209,600
MainStay ICAP Equity Fund Class I	869,012	45,657,864
MainStay ICAP International Fund Class I	1,279,742	45,942,728
MainStay International Opportunities Fund Class I (a)	4,164,849	38,150,014
MainStay MAP Fund Class I (a)	1,862,240	84,191,884
MainStay U.S. Equity Opportunities Fund Class I (a)	6,891,116	59,677,066
MainStay VP Cornerstone Growth Portfolio Initial Class	718,531	24,045,790
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	801,411	7,457,913
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,460,205	32,609,104
MainStay VP International Equity Portfolio Initial Class (a)	1,153,083	16,133,623
MainStay VP Large Cap Growth Portfolio Initial Class (a)	4,102,840	92,443,356
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,932,973	21,177,703
MainStay VP Mid Cap Core Portfolio Initial Class	1,135,264	18,988,652
MainStay VP S&P 500 Index Portfolio Initial Class	898,249	34,343,768
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	3,930,497	54,998,731
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,634,316	22,887,213
Total Equity Funds (Cost $599,443,505)		708,692,075
Fixed Income Funds 37.7%
MainStay High Yield Municipal Bond Fund Class I	514,089	5,798,919
MainStay Short Duration High Yield Fund Class I (a)	2,397,595	24,359,569
MainStay Total Return Bond Fund Class I (a)	4,226,773	45,564,614
MainStay VP Bond Portfolio Initial Class (a)	13,100,128	186,875,738
MainStay VP Cash Management Portfolio Initial Class	25,293,939	25,295,887
MainStay VP Floating Rate Portfolio Initial Class (a)	7,742,234	72,160,933
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,314,965	24,432,185
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	4,167,327	43,468,161
Total Fixed Income Funds (Cost $430,529,059)		427,956,006
Total Investments (Cost $1,029,972,564) (c)	100.0%	1,136,648,081
Other Assets, Less Liabilities	(0.0)‡	(17,162)
Net Assets	100.0%	$1,136,630,919

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2014, cost was $1,032,392,196 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$113,103,120
Gross unrealized depreciation	(8,847,235)
Net unrealized appreciation	$104,255,885

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$708,692,075	$—	$—	$708,692,075
Fixed Income Funds	427,956,006	—	—	427,956,006
Total Investments	$1,136,648,081	$—	$—	$1,136,648,081

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 82.2%
MainStay Epoch Global Choice Fund Class I (a)	2,504,034	$50,631,565
MainStay Epoch U.S. All Cap Fund Class I (a)	4,318,700	122,176,030
MainStay ICAP Equity Fund Class I (a)	1,494,011	78,495,359
MainStay ICAP International Fund Class I (a)	3,027,101	108,672,925
MainStay International Opportunities Fund Class I (a)	10,096,665	92,485,453
MainStay MAP Fund Class I (a)	3,529,264	159,558,036
MainStay U.S. Equity Opportunities Fund Class I (a)	14,362,784	124,381,707
MainStay VP Cornerstone Growth Portfolio Initial Class (a)	1,364,752	45,671,714
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)	1,637,675	15,240,179
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	7,206,054	95,513,585
MainStay VP International Equity Portfolio Initial Class (a)	2,722,688	38,095,113
MainStay VP Large Cap Growth Portfolio Initial Class (a)	6,740,065	151,864,119
MainStay VP Marketfield Portfolio Initial Class (a)(b)	2,928,569	32,085,485
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,837,812	64,191,989
MainStay VP S&P 500 Index Portfolio Initial Class (a)	1,375,985	52,609,550
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	8,477,611	118,625,660
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,995,514	83,962,125
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class	137,833	1,399,290
Total Equity Funds (Cost $1,194,917,333)		1,435,659,884
Fixed Income Funds 17.7%
MainStay High Yield Municipal Bond Fund Class I	774,510	8,736,472
MainStay Short Duration High Yield Fund Class I (a)	3,105,389	31,550,748
MainStay Total Return Bond Fund Class I (a)	5,737,528	61,850,554
MainStay VP Bond Portfolio Initial Class	188,160	2,684,131
MainStay VP Cash Management Portfolio Initial Class (a)	40,805,205	40,808,347
MainStay VP Floating Rate Portfolio Initial Class (a)	9,780,808	91,161,317
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,784,278	29,385,322
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	4,120,806	42,982,914
Total Fixed Income Funds (Cost $308,106,619)		309,159,805
Total Investments (Cost $1,503,023,952) (c)	99.9%	1,744,819,689
Other Assets, Less Liabilities	0.1	1,125,891
Net Assets	100.0%	$1,745,945,580

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2014, cost was $1,513,615,691 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$243,045,625
Gross unrealized depreciation	(11,841,627)
Net unrealized appreciation	$231,203,998

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,435,659,884	$—	$—	$1,435,659,884
Fixed Income Funds	309,159,805	—	—	309,159,805
Total Investments	$1,744,819,689	$—	$—	$1,744,819,689

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 139.4%†
	Asset-Backed Securities 1.9%
	Home Equity 0.4%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.307%, due 3/20/36 (a)(b)		$1,394,789	$1,364,061

	Other ABS 1.5%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.494%, due 11/25/35 (a)(b)		1,682,260	1,627,864
	Series 2005-FF8, Class A2D 0.534%, due 9/25/35 (a)(b)		3,963,200	3,931,138
				5,559,002
	Total Asset-Backed Securities (Cost $6,476,724)			6,923,063

	Corporate Bonds 2.0%
	Banks 0.7%
	Achmea Hypotheekbank N.V. 3.20%, due 11/3/14 (c)		459,000	466,803
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.00%, due 9/10/15		£50,000	86,749
	Eksportfinans ASA 2.375%, due 5/25/16		$500,000	495,000
	Intesa Sanpaolo S.p.A 3.125%, due 1/15/16		400,000	409,524
	LBG Capital No.2 PLC 15.00%, due 12/21/19		£390,000	947,975
				2,406,051
	Oil & Gas 0.3%
	Canadian Natural Resources, Ltd. 0.609%, due 3/30/16 (a)		$700,000	699,657
	Novatek Oao via Novatek Finance, Ltd. 4.422%, due 12/13/22 (c)(d)		200,000	175,750
				875,407
	Telecommunications 1.0%
	AT&T, Inc. 0.654%, due 3/30/17 (a)		3,600,000	3,597,844

	Transportation 0.0%‡
	Russian Railways via RZD Capital PLC Series Reg S 5.739%, due 4/3/17		100,000	104,250
				104,250
	Total Corporate Bonds (Cost $6,967,641)			6,983,552

	Foreign Government Bonds 14.0%
	Australia 1.4%
¤	Australia Government Bond
	5.25%, due 3/15/19	A$	1,700,000	1,705,277
	5.50%, due 4/21/23		3,100,000	3,201,592
				4,906,869
	Brazil 5.2%
¤	Brazil Letras do Tesouro Nacional (zero coupon), due 1/1/17	B$	26,500,000	8,444,040
¤	Brazil Notas do Tesouro Nacional Serie F
	10.00%, due 1/1/21		24,800,000	9,939,717
	10.00%, due 1/1/23		200,000	78,411
				18,462,168
	Germany 2.1%
¤	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, due 4/15/18		€5,256,000	7,635,861

	Italy 1.5%
¤	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		1,099,956	1,581,005
	Series Reg S 2.10%, due 9/15/17		1,264,538	1,840,692
	Series Reg S 2.10%, due 9/15/21		535,815	762,968
	Series Reg S 3.10%, due 9/15/26		104,897	156,742
	4.75%, due 9/15/16		400,000	600,876
	Series Reg S 5.25%, due 8/1/17		300,000	465,246
				5,407,529
	Mexico 1.4%
¤	Mexican Bonos de Proteccion al Ahorro
	3.56%, due 1/4/18 (a)	M$	32,600,000	2,507,992
	3.56%, due 1/30/20 (a)		34,300,000	2,629,785
				5,137,777
	New Zealand 0.5%
	New Zealand Government Bond
	2.00%, due 9/20/25	N$	1,900,000	1,568,943
	3.00%, due 9/20/30 (d)		300,000	263,924
				1,832,867
	Slovenia 0.3%
	Slovenia Government International Bond 4.70%, due 11/1/16 (c)		€700,000	1,046,476

	Spain 1.1%
	Spain Government Bond Series Reg S 3.80%, due 4/30/24 (c)		2,800,000	4,040,068

	United Kingdom 0.5%
	United Kingdom Gilt Inflation Linked Series Reg S 2.50%, due 7/26/16		£300,000	1,691,490

	Total Foreign Government Bonds (Cost $49,259,798)			50,161,105

	Mortgage-Backed Securities 2.9%
	Agency Collateral (Collateralized Mortgage Obligation) 0.4%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.605%, due 9/15/42 (a)		$1,290,544	1,282,930
	Whole Loan Collateral (Collateralized Mortgage Obligations) 2.5%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (c)		6,273,033	6,497,745
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.836%, due 1/25/35 (e)		2,467,380	2,478,449
				8,976,194
	Total Mortgage-Backed Securities (Cost $9,756,416)			10,259,124

	U.S. Government & Federal Agencies 118.6%
	Federal Home Loan Mortgage Corporation 0.6%
	2.50%, due 10/2/19		2,100,000	2,112,065

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
	1.329%, due 6/1/43 (a)		806,618	827,243
	2.485%, due 11/1/34		1,346,924	1,436,013
	4.385%, due 12/1/36 (a)		1,466,290	1,559,431
				3,822,687
¤	United States Treasury Inflation - Indexed Bonds 28.5%
	0.625%, due 2/15/43		4,476,120	3,748,052
	0.75%, due 2/15/42		517,540	450,988
	1.375%, due 2/15/44		5,720,292	5,837,381
	1.75%, due 1/15/28 (f)		22,338,625	24,750,504
	2.00%, due 1/15/26 (f)		25,346,400	28,861,236
	2.375%, due 1/15/25 (f)		22,966,085	27,044,356
	2.375%, due 1/15/27 (f)		1,740,540	2,066,211
	2.50%, due 1/15/29 (f)		3,051,370	3,705,507
	3.625%, due 4/15/28 (f)		4,050,984	5,507,122
				101,971,357
¤	United States Treasury Inflation - Indexed Notes 88.4%
	0.125%, due 4/15/16 (f)		28,827,216	29,606,444
	0.125%, due 4/15/17 (f)		10,508,550	10,804,923
	0.125%, due 4/15/18 (f)		36,732,404	37,576,111
	0.125%, due 1/15/22 (f)		19,023,392	18,636,989
	0.125%, due 7/15/22 (f)		39,583,473	38,773,239
	0.125%, due 1/15/23 (f)		35,380,922	34,233,802
	0.375%, due 7/15/23 (f)		9,650,836	9,545,275
	0.50%, due 4/15/15 (f)		26,064,391	26,593,811
	0.625%, due 7/15/21		6,537,699	6,731,274
	1.125%, due 1/15/21 (f)		50,276,370	53,371,484
	1.375%, due 1/15/20 (f)		26,074,837	28,179,154
	1.625%, due 1/15/15 (f)		4,900,453	5,026,792
	1.875%, due 7/15/15 (f)		1,202,740	1,260,998
	1.875%, due 7/15/19 (f)		10,629,015	11,829,764
	2.00%, due 1/15/16 (f)		1,886,384	2,001,778
	2.625%, due 7/15/17 (f)		1,806,032	2,022,192
				316,194,030
	Total U.S. Government & Federal Agencies (Cost $443,614,939)			424,100,139

	Total Long-Term Bonds (Cost $516,075,518)			498,426,983

	Short-Term Investments 62.9%
	Repurchase Agreements 62.4%
	Bank of America 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,007 (Collateralized by a United States Treasury Bond with a rate of 4.50% and a maturity date of 8/15/39, with a Principal Amount of $2,786,000 and a Market Value of $3,277,902)		3,200,000	3,200,000
	Barclays Capital, Inc. 0.07%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,006 (Collateralized by a United States Treasury Note with a rate of 2.63% and a maturity date of 11/15/20, with a Principal Amount of $3,162,000 and a Market Value of $3,282,430)		3,200,000	3,200,000
	BNP Paribas Securities Corp. 0.13%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,012 (Collateralized by a Federal National Mortgage Association security with a rate of 3.00% and a maturity date of 4/1/43, with a Principal Amount of $3,427,508 and a Market Value of $3,318,908)		3,200,000	3,200,000
	Credit Agricole Corp. 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,007 (Collateralized by a United States Treasury Note with a rate of 0.88% and a maturity date of 7/31/19, with a Principal Amount of $3,440,300 and a Market Value of $3,266,940)		3,200,000	3,200,000
	Credit Suisse Securities LLC 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $93,700,208 (Collateralized by a United States Treasury Note with a rate of 0.25% and a maturity date of 9/15/15, with a Principal Amount of $95,612,000 and a Market Value of $95,658,659)		93,700,000	93,700,000
	Deutsche Bank Securities, Inc. 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,007 (Collateralized by a United States Treasury Bond with a rate of 3.13% and a maturity date of 2/15/43, with a Principal Amount of $3,544,000 and a Market Value of $3,285,364)		3,200,000	3,200,000
	Goldman Sachs & Co. 0.10%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,009 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 3.50% and a maturity date of 12/1/42, with a Principal Amount of $3,271,998 and a Market Value of $3,291,942)		3,200,000	3,200,000
	JPMorgan Chase Bank 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $103,200,229 (Collateralized by United States Treasury Notes with rates between 0.63% - 1.25% and maturity dates between 11/15/16 - 11/30/18, with a Principal Amount of $105,669,000 and a Market Value of $105,339,523)		103,200,000	103,200,000
	RBC Capital Markets LLC 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,007 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 8/31/18, with a Principal Amount of $3,274,000 and a Market Value of $3,268,372)		3,200,000	3,200,000
	RBS Securities, Inc. 0.08%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $3,200,007 (Collateralized by a United States Treasury Note with a rate of 0.25% and a maturity date of 2/15/15, with a Principal Amount of $3,262,000 and a Market Value of $3,265,569)		3,200,000	3,200,000
	State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $492,237 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $550,000 and a Market Value of $505,676)		492,237	492,237
	Total Repurchase Agreements (Cost $222,992,237)			222,992,237

	U.S. Government & Federal Agency 0.5%
	Federal Agency 0.0% ‡
	Federal Home Loan Bank Discount Notes 0.086%, due 6/27/14 (g)		100,000	99,993

	United States Treasury Bills 0.5%
	0.062%, due 9/25/14 (g)		11,000	10,997
	0.076%, due 9/18/14 (g)		980,000	979,735
	0.079%, due 9/11/14 (g)		696,000	695,819
	0.122%, due 3/5/15 (g)		1,000	999

	Total U.S. Government & Federal Agency (Cost $1,787,384)			1,787,543

	Total Short-Term Investments (Cost $224,779,621)			224,779,780

	Total Investments, Before Investments Sold Short (Cost $740,855,139) (j)		202.3%	723,206,763

	U.S. Government Sold Short (0.3%)
	United States Treasury Inflation - Indexed Bond (0.3%) 2.50%, due 1/15/29		(762,937)	(926,491)

	Total Investments Sold Short (Proceeds $932,006)		(0.3)%	(926,491)

	Total Investments (Cost $739,923,133)		202.0	722,280,272

	Other Assets, Less Liabilities		(102.0)	(364,783,899)

	Net Assets		100.0%	$357,496,373

	Contracts Long	Unrealized Appreciation (Depreciation) (h)
Futures Contracts 0.0% ‡
90 - Day Eurodollar December 2015 (i)	28	$(9,877)

Total Futures Contracts Long (Notional Amount $6,919,150)		(9,877)

	Contracts Short

Euro Bund June 2014 (i)	(83)	18,226

Total Futures Contracts Short (Notional Amount $61,420)		18,226

Total Futures Contracts (Notional Amount $6,857,730)		$8,349

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of March 31, 2014 was $6,923,063, which represented 1.9% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - The total market value of this security as of March 31, 2014, was $263,924, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(f)	Delayed delivery security.
(g)	Interest rate shown represents yield to maturity.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(i)	As of March 31, 2014, cash in the amount of $1,358,000 was on deposit with broker for futures transactions.
(j)	As of March 31, 2014, cost was $781,121,730 for federal income tax purposes and net unrealized is as follows:

Gross unrealized appreciation	$2,929,740
Gross unrealized depreciation	(60,844,707)
Net unrealized depreciation	$(57,914,967)

The following abbreviations are used in the above portfolio:
€	—Euro
£	—British Pound Sterling
A$	—Australian Dollar
B$	—Brazilian Real
M$	—Mexican Peso
N$	—New Zealand Dollar

As of March 31, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	4/2/14	JPMorgan Chase Bank	AUD	5,888,000	USD	5,431,144	USD	29,389
Brazilian Real vs. U.S. Dollar	4/2/14	Credit Suisse	BRL	16,568,794		7,020,675		281,570
Brazilian Real vs. U.S. Dollar	4/2/14	JPMorgan Chase Bank		16,568,794		7,321,606		(19,361)
Euro vs. U.S. Dollar	4/2/14	Credit Suisse	EUR	14,954,000		20,615,929		(14,558)
Euro vs. U.S. Dollar	4/2/14	JPMorgan Chase Bank		2,036,000		2,808,430		(3,535)
Mexican Peso vs. U.S. Dollar	5/14/14	Credit Suisse	MXN	83,129,000		6,259,576		87,183
Mexican Peso vs. U.S. Dollar	5/14/14	JPMorgan Chase Bank		5,971,000		449,133		6,743
Polish Zloty vs. Euro	4/30/14	JPMorgan Chase Bank	PLN	2,284,735	EUR	543,000		3,593

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	4/2/14	Credit Suisse	AUD	5,888,000	USD	5,305,559	USD	(154,974)
Australian Dollar vs. U.S. Dollar	5/2/14	JPMorgan Chase Bank		5,888,000		5,419,975		(29,312)
Brazilian Real vs. U.S. Dollar	4/2/14	Credit Suisse	BRL	16,568,794		7,321,606		19,361
Brazilian Real vs. U.S. Dollar	5/5/14	Credit Suisse		16,568,794		6,966,947		(272,872)
Brazilian Real vs. U.S. Dollar	4/2/14	JPMorgan Chase Bank		16,568,794		6,919,423		(382,822)
Brazilian Real vs. U.S. Dollar	7/2/14	JPMorgan Chase Bank		10,069,754		4,168,413		(164,341)
Brazilian Real vs. U.S. Dollar	8/4/14	JPMorgan Chase Bank		12,360,002		5,097,399		(172,235)
Canadian Dollar vs. U.S. Dollar	6/19/14	Credit Suisse	CAD	208,000		187,884		83
Euro vs. Polish Zloty	4/30/14	JPMorgan Chase Bank	EUR	543,000	PLN	2,284,735		2,614
Euro vs. U.S. Dollar	4/2/14	Credit Suisse		14,060,000	USD	19,410,744		40,991
Euro vs. U.S. Dollar	4/2/14	JPMorgan Chase Bank		2,930,000		4,068,742		32,229
Euro vs. U.S. Dollar	5/2/14	Credit Suisse		12,942,000		17,843,420		15,044
Japanese Yen vs. U.S. Dollar	5/13/14	Credit Suisse	JPY	19,300,000		189,469		2,439
Mexican Peso vs. U.S. Dollar	5/14/14	JPMorgan Chase Bank	MXN	138,222,814		10,318,215		(234,863)
New Zealand Dollar vs. U.S. Dollar	4/2/14	Credit Suisse	NZD	2,045,000		1,705,236		(69,518)
New Zealand Dollar vs. U.S. Dollar	5/2/14	Credit Suisse		2,033,000		1,757,061		(2,927)
Pound Sterling vs. U.S. Dollar	6/12/14	Credit Suisse	GBP	1,635,000		2,719,896		(4,445)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(1,004,524)

Written Options

Options on Futures Contracts

Description	Counterparty	Call Price	Expiration Date	Number of Contracts	Premium Received	Market Value
Call-5 Year United States Treasury Note Future	Morgan Stanley	$120.00	5/23/2014	48	$29,558	$(8,625)

Swap Contracts

Open OTC interest rate swap agreements as of March 31, 2014 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Unrealized Appreciation / (Depreciation)	Value
$200,000	USD	10/31/2016	Credit Suisse	Fixed 1.94%	12-Month USD-CPI	$—	$(977)	$(977)
$8,000,000	USD	11/16/2017	Credit Suisse	Fixed 2.32%	12-Month USD-CPI	—	(222,155)	(222,155)
€4,900,000	EUR	4/1/2021	Credit Suisse	12-Month EUR-CPI	Fixed 2.15%	(9,077)	430,998	421,921
€1,800,000	EUR	7/25/2021	Credit Suisse	12-Month EUR-CPI	Fixed 1.95%	(1,368)	99,670	98,302
						$(10,445)	$307,536	$297,091

Open centrally cleared interest rate swap agreements as of March 31, 2014 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Unrealized Appreciation / (Depreciation)	Value
$5,300,000	USD	12/18/2043	Barclays Capital	Fixed 3.50%	3-Month USD-LIBOR	$198,063	$(209,989)	$(11,926)
$5,900,000	USD	12/18/2043	Credit Suisse	Fixed 3.50%	3-Month USD-LIBOR	220,485	(233,762)	(13,277)
¥670,000,000	JPY	9/18/2023	Credit Suisse	Fixed 1.00%	6-Month JPY-LIBOR	(42,822)	(98,202)	(141,024)
$8,700,000	USD	6/19/2043	Credit Suisse	Fixed 0.25%	3-Month USD-LIBOR	574,772	677,542	1,252,314
€600,000	EUR	9/17/2044	Credit Suisse	Fixed 2.75%	3-Month EUR-LIBOR	(29,625)	(16,370)	(45,995)
						$920,873	$119,219	$1,040,092

Open OTC credit default swap contracts as of March 31, 2014 were as follows:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums (Received)/Paid	Value	Unrealized Appreciation/ Depreciation[4]
CIT Group, Inc.
5.25%, due 3/15/18	Credit Suisse	3/20/2015	Sell	$200	5.00%	$7,841	$8,752	$911
iTraxx Europe Series 21
Version 1	Credit Suisse	6/20/2019	Sell	1,200	1.00%	$17,175	20,484	3,309
							$8,752	$911

1 Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3 The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4 Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2014.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,923,063	$—	$6,923,063
Corporate Bonds	—	6,983,552	—	6,983,552
Foreign Government Bonds	—	50,161,105	—	50,161,105
Mortgage-Backed Securities	—	10,259,124	—	10,259,124
U.S. Government & Federal Agencies	—	424,100,139	—	424,100,139
Total Long-Term Bonds	—	498,426,983	—	498,426,983
Short-Term Investments
Repurchase Agreement	—	222,992,237	—	222,992,237
U.S. Government & Federal Agency	—	1,787,543	—	1,787,543
Total Short-Term Investments	—	224,779,780	—	224,779,780
Total Investments in Securities	—	723,206,763	—	723,206,763
Other Financial Instruments
Credit Default Swaps (b)	—	4,553	—	4,553
Foreign Currency Forward Contract (b)	—	521,239	—	521,239
Futures Contracts Short (b)	18,226	—	—	18,226
Swap Contracts	—	1,772,537	—	1,772,537
Total Other Financial Instruments	18,226	2,298,329	—	2,316,555
Total Investments in Securities and Other Financial Instruments	$18,226	$725,505,092	$—	$725,523,318

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
U.S. Government Sold Short	$—	$(926,491)	$—	$(926,491)
Total Investments in Securities Sold Short	—	(926,491)	—	(926,491)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(1,525,763)	—	(1,525,763)
Futures Contracts Long (b)	(9,877)	—	—	(9,877)
Swap Contracts	—	(435,354)	—	(435,354)
Written Options	(8,625)	—	—	(8,625)
Total Other Financial Instruments	(18,502)	(1,961,117)	—	(1,979,619)
Total Investments in Securities Sold Short and Other Financial Instruments	$(18,502)	$(2,887,608)	$—	$(2,906,110)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 92.8% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	48,977	$6,146,124
	General Dynamics Corp.	23,326	2,540,668
	Honeywell International, Inc.	56,052	5,199,384
	L-3 Communications Holdings, Inc.	6,159	727,686
	Lockheed Martin Corp.	19,335	3,156,245
	Northrop Grumman Corp.	15,549	1,918,436
	Precision Castparts Corp.	10,379	2,623,396
	Raytheon Co.	22,522	2,224,948
	Rockwell Collins, Inc.	9,650	768,815
	Textron, Inc.	20,079	788,904
	United Technologies Corp.	60,302	7,045,686
			33,140,292
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	10,829	567,331
	Expeditors International of Washington, Inc.	14,686	582,006
	FedEx Corp.	20,124	2,667,638
	United Parcel Service, Inc. Class B	50,889	4,955,571
			8,772,546
	Airlines 0.3%
	Delta Air Lines, Inc.	61,109	2,117,427
	Southwest Airlines Co.	50,270	1,186,875
			3,304,302
	Auto Components 0.4%
	BorgWarner, Inc.	16,258	999,379
	Delphi Automotive PLC	20,001	1,357,268
	Goodyear Tire & Rubber Co. (The)	17,636	460,829
	Johnson Controls, Inc.	47,638	2,254,230
			5,071,706
	Automobiles 0.7%
	Ford Motor Co.	281,753	4,395,347
	General Motors Co.	93,081	3,203,848
	Harley-Davidson, Inc.	15,793	1,051,972
			8,651,167
	Banks 5.9%
	Bank of America Corp.	756,791	13,016,805
	BB&T Corp.	51,000	2,048,670
	Citigroup, Inc.	217,443	10,350,287
	Comerica, Inc.	13,065	676,767
	Fifth Third Bancorp	61,091	1,402,039
	Huntington Bancshares, Inc.	59,956	597,761
¤	JPMorgan Chase & Co.	271,177	16,463,156
	KeyCorp	64,052	912,101
	M&T Bank Corp.	9,410	1,141,433
	PNC Financial Services Group, Inc.	38,314	3,333,318
	Regions Financial Corp.	101,840	1,131,442
	SunTrust Banks, Inc.	38,237	1,521,450
	U.S. Bancorp	130,455	5,591,301
¤	Wells Fargo & Co.	342,892	17,055,448
	Zions Bancorp.	13,186	408,502
			75,650,480
	Beverages 2.0%
	Beam, Inc.	11,848	986,938
	Brown-Forman Corp. Class B	11,572	1,037,893
	Coca-Cola Co. (The)	271,274	10,487,453
	Coca-Cola Enterprises, Inc.	16,910	807,622
	Constellation Brands, Inc. Class A (a)	11,900	1,011,143
	Dr. Pepper Snapple Group, Inc.	14,329	780,357
	Molson Coors Brewing Co. Class B	11,293	664,706
	Monster Beverage Corp. (a)	9,700	673,665
	PepsiCo., Inc.	109,025	9,103,587
			25,553,364
	Biotechnology 2.2%
	Alexion Pharmaceuticals, Inc. (a)	14,167	2,155,226
	Amgen, Inc.	54,067	6,668,624
	Biogen Idec, Inc. (a)	16,928	5,177,767
	Celgene Corp. (a)	29,075	4,058,870
	Gilead Sciences, Inc. (a)	110,155	7,805,583
	Regeneron Pharmaceuticals, Inc. (a)	5,607	1,683,670
	Vertex Pharmaceuticals, Inc. (a)	16,915	1,196,229
			28,745,969
	Building Products 0.1%
	Allegion PLC	6,379	332,793
	Masco Corp.	25,501	566,377
			899,170
	Capital Markets 2.0%
	Ameriprise Financial, Inc.	13,693	1,507,189
	Bank of New York Mellon Corp.	81,282	2,868,442
	BlackRock, Inc.	8,997	2,829,377
	Charles Schwab Corp. (The)	83,692	2,287,302
	E*TRADE Financial Corp. (a)	20,515	472,255
	Franklin Resources, Inc.	28,837	1,562,389
	Goldman Sachs Group, Inc. (The)	30,108	4,933,196
	Invesco, Ltd.	31,075	1,149,775
	Legg Mason, Inc.	7,586	372,017
	Morgan Stanley	100,450	3,131,026
	Northern Trust Corp.	16,043	1,051,779
	State Street Corp.	30,910	2,149,790
	T. Rowe Price Group, Inc.	18,813	1,549,251
			25,863,788
	Chemicals 2.4%
	Air Products & Chemicals, Inc.	15,093	1,796,671
	Airgas, Inc.	4,743	505,177
	CF Industries Holdings, Inc.	3,972	1,035,262
	Dow Chemical Co. (The)	87,066	4,230,537
	E.I. du Pont de Nemours & Co.	66,386	4,454,501
	Eastman Chemical Co.	10,993	947,706
	Ecolab, Inc.	19,372	2,091,982
	FMC Corp.	9,522	729,004
	International Flavors & Fragrances, Inc.	5,822	556,991
	LyondellBasell Industries, N.V. Class A	30,920	2,750,025
	Monsanto Co.	37,559	4,273,087
	Mosaic Co. (The)	24,234	1,211,700
	PPG Industries, Inc.	9,949	1,924,734
	Praxair, Inc.	21,029	2,754,168
	Sherwin-Williams Co. (The)	6,150	1,212,349
	Sigma-Aldrich Corp.	8,550	798,399
			31,272,293
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	13,097	392,255
	Cintas Corp.	7,193	428,775
	Iron Mountain, Inc.	12,158	335,196
	Pitney Bowes, Inc.	14,429	375,010
	Republic Services, Inc.	19,294	659,083
	Stericycle, Inc. (a)	6,122	695,582
	Tyco International, Ltd.	33,237	1,409,249
	Waste Management, Inc.	31,165	1,311,111
			5,606,261
	Communications Equipment 1.6%
	Cisco Systems, Inc.	368,887	8,266,758
	F5 Networks, Inc. (a)	4,958	528,671
	Harris Corp.	7,636	558,650
	Juniper Networks, Inc. (a)	36,073	929,240
	Motorola Solutions, Inc.	16,209	1,042,077
	QUALCOMM, Inc.	121,099	9,549,867
			20,875,263
	Construction & Engineering 0.2%
	Fluor Corp.	11,483	892,574
	Jacobs Engineering Group, Inc. (a)	9,407	597,344
	Quanta Services, Inc. (a)	15,422	569,072
			2,058,990
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,286	617,055

	Consumer Finance 0.9%
	American Express Co.	65,438	5,891,383
	Capital One Financial Corp.	41,020	3,165,103
	Discover Financial Services	33,783	1,965,833
	SLM Corp.	31,165	762,919
			11,785,238
	Containers & Packaging 0.2%
	Avery Dennison Corp.	6,900	349,623
	Ball Corp.	10,082	552,595
	Bemis Co., Inc.	7,350	288,414
	MeadWestvaco Corp.	12,524	471,403
	Owens-Illinois, Inc. (a)	11,786	398,720
	Sealed Air Corp.	14,015	460,673
			2,521,428
	Distributors 0.1%
	Genuine Parts Co.	11,029	957,869

	Diversified Consumer Services 0.1%
	Graham Holdings Co. Class B	314	220,978
	H&R Block, Inc.	19,522	589,369
			810,347
	Diversified Financial Services 1.8%
¤	Berkshire Hathaway, Inc. Class B (a)	128,913	16,110,258
	CME Group, Inc.	22,515	1,666,335
	IntercontinentalExchange Group, Inc.	8,215	1,625,173
	Leucadia National Corp.	22,394	627,032
	McGraw Hill Financial, Inc.	19,344	1,475,947
	Moody's Corp.	13,522	1,072,565
	NASDAQ OMX Group, Inc. (The)	8,257	305,014
			22,882,324
	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	372,866	13,076,411
	CenturyLink, Inc.	41,388	1,359,182
	Frontier Communications Corp.	71,395	406,952
	Verizon Communications, Inc.	296,550	14,106,883
	Windstream Holdings, Inc.	42,580	350,859
			29,300,287
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	34,808	1,763,373
	Duke Energy Corp.	50,430	3,591,624
	Edison International	23,272	1,317,428
	Entergy Corp.	12,736	851,402
	Exelon Corp.	61,209	2,054,174
	FirstEnergy Corp.	29,873	1,016,578
	NextEra Energy, Inc.	31,235	2,986,691
	Northeast Utilities	22,508	1,024,114
	Pepco Holdings, Inc.	17,844	365,445
	Pinnacle West Capital Corp.	7,857	429,464
	PPL Corp.	45,016	1,491,830
	Southern Co. (The)	63,702	2,799,066
	Xcel Energy, Inc.	35,544	1,079,116
			20,770,305
	Electrical Equipment 0.7%
	AMETEK, Inc.	17,486	900,354
	Eaton Corp. PLC	33,894	2,546,117
	Emerson Electric Co.	50,288	3,359,239
	Rockwell Automation, Inc.	9,908	1,234,041
	Roper Industries, Inc.	7,093	946,987
			8,986,738
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	11,308	1,036,378
	Corning, Inc.	99,873	2,079,356
	FLIR Systems, Inc.	10,122	364,392
	Jabil Circuit, Inc.	13,208	237,744
	TE Connectivity, Ltd.	29,315	1,765,056
			5,482,926
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	31,308	2,035,646
	Cameron International Corp. (a)	15,493	957,003
	Diamond Offshore Drilling, Inc.	4,964	242,045
	Ensco PLC Class A	16,686	880,687
	FMC Technologies, Inc. (a)	16,901	883,753
	Halliburton Co.	60,931	3,588,226
	Helmerich & Payne, Inc.	7,650	822,834
	Nabors Industries, Ltd.	18,551	457,282
	National Oilwell Varco, Inc.	30,580	2,381,265
	Noble Corp. PLC	18,101	592,627
	Rowan Cos. PLC Class A (a)	8,872	298,809
	Schlumberger, Ltd.	93,619	9,127,852
	Transocean, Ltd.	24,215	1,001,048
			23,269,077
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	31,546	3,523,057
	CVS Caremark Corp.	84,674	6,338,696
	Kroger Co. (The)	37,173	1,622,601
	Safeway, Inc.	16,460	608,032
	Sysco Corp.	41,890	1,513,486
	Wal-Mart Stores, Inc.	115,858	8,855,027
	Walgreen Co.	62,599	4,133,412
	Whole Foods Market, Inc.	26,580	1,347,872
			27,942,183
	Food Products 1.5%
	Archer-Daniels-Midland Co.	47,002	2,039,417
	Campbell Soup Co.	12,829	575,765
	ConAgra Foods, Inc.	30,137	935,151
	General Mills, Inc.	44,805	2,321,795
	Hershey Co. (The)	10,700	1,117,080
	Hormel Foods Corp.	9,615	473,731
	J.M. Smucker Co. (The)	7,507	729,981
	Kellogg Co.	18,372	1,152,108
	Keurig Green Mountain, Inc.	9,248	976,496
	Kraft Foods Group, Inc.	42,566	2,387,953
	McCormick & Co., Inc.	9,436	676,939
	Mead Johnson Nutrition Co.	14,429	1,199,627
	Mondelez International, Inc. Class A	122,030	4,216,136
	Tyson Foods, Inc. Class A	19,401	853,838
			19,656,017
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	8,486	415,475

	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	110,447	4,253,314
	Baxter International, Inc.	38,766	2,852,402
	Becton, Dickinson & Co.	13,865	1,623,314
	Boston Scientific Corp. (a)	95,375	1,289,470
	C.R. Bard, Inc.	5,564	823,361
	CareFusion Corp. (a)	15,093	607,041
	Covidien PLC	32,337	2,381,943
	DENTSPLY International, Inc.	10,193	469,286
	Edwards Lifesciences Corp. (a)	7,815	579,639
	Intuitive Surgical, Inc. (a)	2,722	1,192,209
	Medtronic, Inc.	71,669	4,410,510
	St. Jude Medical, Inc.	20,360	1,331,340
	Stryker Corp.	21,086	1,717,876
	Varian Medical Systems, Inc. (a)	7,429	623,962
	Zimmer Holdings, Inc.	12,215	1,155,295
			25,310,962
	Health Care Providers & Services 1.9%
	Aetna, Inc.	25,973	1,947,196
	AmerisourceBergen Corp.	16,429	1,077,578
	Cardinal Health, Inc.	24,394	1,707,092
	Cigna Corp.	19,590	1,640,271
	DaVita HealthCare Partners, Inc. (a)	12,608	868,061
	Express Scripts Holding Co. (a)	55,673	4,180,485
	Humana, Inc.	11,030	1,243,302
	Laboratory Corporation of America Holdings (a)	6,108	599,867
	McKesson Corp.	16,480	2,909,874
	Patterson Cos., Inc.	5,957	248,764
	Quest Diagnostics, Inc.	10,386	601,557
	Tenet Healthcare Corp. (a)	7,086	303,352
	UnitedHealth Group, Inc.	70,966	5,818,502
	WellPoint, Inc.	20,264	2,017,281
			25,163,182
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,086	1,186,087

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	31,287	1,184,526
	Chipotle Mexican Grill, Inc. (a)	2,207	1,253,686
	Darden Restaurants, Inc.	9,329	473,540
	International Game Technology	17,779	249,973
	Marriott International, Inc. Class A	16,051	899,177
	McDonald's Corp.	70,886	6,948,954
	Starbucks Corp.	54,131	3,972,133
	Starwood Hotels & Resorts Worldwide, Inc.	13,679	1,088,848
	Wyndham Worldwide Corp.	9,307	681,552
	Wynn Resorts, Ltd.	5,772	1,282,250
	Yum! Brands, Inc.	31,808	2,398,005
			20,432,644
	Household Durables 0.4%
	D.R. Horton, Inc.	20,301	439,517
	Garmin, Ltd.	8,786	485,514
	Harman International Industries, Inc.	4,829	513,806
	Leggett & Platt, Inc.	9,964	325,225
	Lennar Corp. Class A	12,589	498,776
	Mohawk Industries, Inc. (a)	4,357	592,465
	Newell Rubbermaid, Inc.	20,009	598,269
	PulteGroup, Inc.	24,629	472,630
	Whirlpool Corp.	5,607	838,022
			4,764,224
	Household Products 1.8%
	Clorox Co. (The)	9,215	811,012
	Colgate-Palmolive Co.	62,516	4,055,413
	Kimberly-Clark Corp.	27,258	3,005,195
	Procter & Gamble Co. (The)	194,164	15,649,618
			23,521,238
	Independent Power and Renewable Electricity Producers 0.2%
	AES Corp. (The)	46,902	669,761
	NRG Energy, Inc.	23,101	734,612
			1,404,373
	Industrial Conglomerates 2.2%
	3M Co.	45,165	6,127,084
	Danaher Corp.	43,016	3,226,200
¤	General Electric Co.	718,479	18,601,421
			27,954,705
	Insurance 2.6%
	ACE, Ltd.	24,108	2,388,139
	Aflac, Inc.	32,701	2,061,471
	Allstate Corp. (The)	32,017	1,811,522
	American International Group, Inc.	104,843	5,243,198
	Aon PLC	21,501	1,812,104
	Assurant, Inc.	5,193	337,337
	Chubb Corp. (The)	17,619	1,573,377
	Cincinnati Financial Corp.	10,529	512,341
	Genworth Financial, Inc. Class A (a)	35,308	626,011
	Hartford Financial Services Group, Inc. (The)	31,937	1,126,418
	Lincoln National Corp.	18,736	949,353
	Loews Corp.	21,851	962,537
	Marsh & McLennan Cos., Inc.	39,201	1,932,609
	MetLife, Inc.	80,457	4,248,130
	Principal Financial Group, Inc.	19,558	899,472
	Progressive Corp. (The)	39,430	954,995
	Prudential Financial, Inc.	33,073	2,799,629
	Torchmark Corp.	6,353	499,981
	Travelers Companies, Inc. (The)	25,276	2,150,988
	Unum Group	18,658	658,814
	XL Group PLC	19,805	618,906
			34,167,332
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	26,640	8,964,893
	Expedia, Inc.	7,357	533,383
	Netflix, Inc. (a)	4,283	1,507,744
	priceline.com, Inc. (a)	3,734	4,450,517
	TripAdvisor, Inc. (a)	7,915	717,020
			16,173,557
	Internet Software & Services 3.0%
	Akamai Technologies, Inc. (a)	12,786	744,273
	eBay, Inc. (a)	83,440	4,609,226
	Facebook, Inc. Class A (a)	122,335	7,369,460
¤	Google, Inc. Class A (a)	20,214	22,528,705
	VeriSign, Inc. (a)	9,200	495,972
	Yahoo!, Inc. (a)	67,388	2,419,229
			38,166,865
	IT Services 3.3%
	Accenture PLC Class A	45,615	3,636,428
	Alliance Data Systems Corp. (a)	3,815	1,039,397
	Automatic Data Processing, Inc.	34,387	2,656,740
	Cognizant Technology Solutions Corp. Class A (a)	43,498	2,201,434
	Computer Sciences Corp.	10,515	639,522
	Fidelity National Information Services, Inc.	20,794	1,111,439
	Fiserv, Inc. (a)	18,422	1,044,343
	International Business Machines Corp.	70,097	13,492,971
	MasterCard, Inc. Class A	73,073	5,458,553
	Paychex, Inc.	23,215	988,959
	Teradata Corp. (a)	11,400	560,766
	Total System Services, Inc.	11,929	362,761
	Visa, Inc. Class A	36,299	7,835,502
	Western Union Co. (The)	39,451	645,418
	Xerox Corp.	79,909	902,972
			42,577,205
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,250	458,865
	Mattel, Inc.	24,172	969,539
			1,428,404
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	23,877	1,335,202
	PerkinElmer, Inc.	8,029	361,787
	Thermo Fisher Scientific, Inc.	28,056	3,373,453
	Waters Corp. (a)	6,079	659,024
			5,729,466
	Machinery 1.6%
	Caterpillar, Inc.	45,675	4,538,725
	Cummins, Inc.	12,443	1,853,883
	Deere & Co.	26,523	2,408,288
	Dover Corp.	12,172	995,061
	Flowserve Corp.	9,965	780,658
	Illinois Tool Works, Inc.	28,042	2,280,656
	Ingersoll-Rand PLC	18,550	1,061,802
	Joy Global, Inc.	7,184	416,672
	PACCAR, Inc.	25,294	1,705,827
	Pall Corp.	7,915	708,155
	Parker Hannifin Corp.	10,658	1,275,869
	Pentair, Ltd.	14,236	1,129,484
	Snap-on, Inc.	4,150	470,942
	Stanley Black & Decker, Inc.	11,086	900,627
	Xylem, Inc.	13,179	479,979
			21,006,628
	Media 3.3%
	Cablevision Systems Corp. Class A	15,293	257,993
	CBS Corp. Class B	39,518	2,442,212
	Comcast Corp. Class A	186,657	9,336,583
	DIRECTV (a)	33,992	2,597,669
	Discovery Communications, Inc. Class A (a)	15,927	1,317,163
	Gannett Co., Inc.	16,279	449,300
	Interpublic Group of Cos., Inc. (The)	30,421	521,416
	News Corp. Class A (a)	35,558	612,309
	Omnicom Group, Inc.	18,386	1,334,824
	Scripps Networks Interactive Class A	7,829	594,299
	Time Warner Cable, Inc.	19,868	2,725,492
	Time Warner, Inc.	63,924	4,176,155
	Twenty-First Century Fox, Inc. Class A	138,983	4,443,287
	Viacom, Inc. Class B	28,598	2,430,544
	Walt Disney Co. (The)	116,740	9,347,372
			42,586,618
	Metals & Mining 0.5%
	Alcoa, Inc.	76,403	983,307
	Allegheny Technologies, Inc.	7,715	290,701
	Cliffs Natural Resources, Inc.	8,749	179,004
	Freeport-McMoRan Copper & Gold, Inc.	74,160	2,452,471
	Newmont Mining Corp.	35,566	833,667
	Nucor Corp.	22,729	1,148,724
	United States Steel Corp.	10,336	285,377
			6,173,251
	Multi-Utilities 1.1%
	Ameren Corp.	17,329	713,955
	CenterPoint Energy, Inc.	30,615	725,269
	CMS Energy Corp.	19,001	556,349
	Consolidated Edison, Inc.	20,922	1,122,465
	Dominion Resources, Inc.	41,640	2,956,024
	DTE Energy Co.	12,629	938,208
	Integrys Energy Group, Inc.	5,700	340,005
	NiSource, Inc.	22,379	795,126
	PG&E Corp.	32,833	1,418,386
	Public Service Enterprise Group, Inc.	36,137	1,378,265
	SCANA Corp.	10,036	515,048
	Sempra Energy	16,236	1,570,995
	TECO Energy, Inc.	14,593	250,270
	Wisconsin Energy Corp.	16,179	753,133
			14,033,498
	Multiline Retail 0.6%
	Dollar General Corp. (a)	21,044	1,167,521
	Dollar Tree, Inc. (a)	14,865	775,656
	Family Dollar Stores, Inc.	6,907	400,675
	Kohl's Corp.	14,379	816,727
	Macy's, Inc.	26,322	1,560,631
	Nordstrom, Inc.	10,222	638,364
	Target Corp.	45,152	2,732,148
			8,091,722
	Oil, Gas & Consumable Fuels 7.6%
	Anadarko Petroleum Corp.	35,951	3,047,207
	Apache Corp.	28,267	2,344,748
	Cabot Oil & Gas Corp.	30,087	1,019,348
	Chesapeake Energy Corp.	36,108	925,087
¤	Chevron Corp.	136,714	16,256,662
	ConocoPhillips	87,802	6,176,871
	CONSOL Energy, Inc.	16,351	653,222
	Denbury Resources, Inc.	26,194	429,582
	Devon Energy Corp.	27,258	1,824,378
	EOG Resources, Inc.	19,501	3,825,511
	EQT Corp.	10,765	1,043,882
¤	Exxon Mobil Corp.	309,447	30,226,783
	Hess Corp.	19,604	1,624,779
	Kinder Morgan, Inc.	48,095	1,562,607
	Marathon Oil Corp.	49,759	1,767,440
	Marathon Petroleum Corp.	21,094	1,836,022
	Murphy Oil Corp.	12,331	775,127
	Newfield Exploration Co. (a)	9,722	304,882
	Noble Energy, Inc.	25,665	1,823,242
	Occidental Petroleum Corp.	56,912	5,423,144
	ONEOK, Inc.	14,736	873,108
	Peabody Energy Corp.	19,272	314,904
	Phillips 66	42,157	3,248,618
	Pioneer Natural Resources Co.	10,186	1,906,208
	QEP Resources, Inc.	12,808	377,067
	Range Resources Corp.	11,672	968,426
	Southwestern Energy Co. (a)	25,051	1,152,596
	Spectra Energy Corp.	47,859	1,767,911
	Tesoro Corp.	9,486	479,897
	Valero Energy Corp.	38,133	2,024,862
	Williams Cos., Inc. (The)	48,816	1,980,953
			97,985,074
	Paper & Forest Products 0.1%
	International Paper Co.	31,423	1,441,687

	Personal Products 0.1%
	Avon Products, Inc.	30,987	453,650
	Estee Lauder Cos., Inc. (The) Class A	18,286	1,222,967
			1,676,617
	Pharmaceuticals 5.7%
	AbbVie, Inc.	113,640	5,841,096
	Actavis PLC (a)	12,429	2,558,510
	Allergan, Inc.	21,373	2,652,389
	Bristol-Myers Squibb Co.	117,612	6,109,943
	Eli Lilly & Co.	70,561	4,153,221
	Forest Laboratories, Inc. (a)	17,078	1,575,787
	Hospira, Inc. (a)	11,850	512,513
¤	Johnson & Johnson	202,580	19,899,433
	Merck & Co., Inc.	210,580	11,954,627
	Mylan, Inc. (a)	26,633	1,300,489
	Perrigo Co. PLC	9,507	1,470,353
	Pfizer, Inc.	457,086	14,681,602
	Zoetis, Inc.	35,716	1,033,621
			73,743,584
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,729	271,126
	Equifax, Inc.	8,693	591,385
	Nielsen Holdings N.V.	20,205	901,749
	Robert Half International, Inc.	9,900	415,305
			2,179,565
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	28,187	2,307,670
	Apartment Investment & Management Co. Class A	10,422	314,953
	AvalonBay Communities, Inc.	8,686	1,140,645
	Boston Properties, Inc.	10,922	1,250,897
	Crown Castle International Corp.	23,865	1,760,760
	Equity Residential	23,944	1,388,513
	General Growth Properties, Inc.	37,404	822,888
	HCP, Inc.	32,594	1,264,321
	Health Care REIT, Inc.	20,622	1,229,071
	Host Hotels & Resorts, Inc.	54,023	1,093,426
	Kimco Realty Corp.	29,265	640,318
	Macerich Co. (The)	10,036	625,544
	Plum Creek Timber Co., Inc.	12,636	531,217
	ProLogis, Inc.	35,623	1,454,487
	Public Storage	10,322	1,739,154
	Simon Property Group, Inc.	22,545	3,697,380
	Ventas, Inc.	21,008	1,272,455
	Vornado Realty Trust	12,429	1,225,002
	Weyerhaeuser Co.	41,630	1,221,840
			24,980,541
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	19,886	545,473

	Road & Rail 0.9%
	CSX Corp.	72,410	2,097,718
	Kansas City Southern	7,872	803,416
	Norfolk Southern Corp.	22,065	2,144,056
	Ryder System, Inc.	3,757	300,260
	Union Pacific Corp.	32,587	6,115,276
			11,460,726
	Semiconductors & Semiconductor Equipment 1.9%
	Altera Corp.	22,937	831,237
	Analog Devices, Inc.	22,215	1,180,505
	Applied Materials, Inc.	86,725	1,770,924
	Broadcom Corp. Class A	39,597	1,246,514
	First Solar, Inc. (a)	5,043	351,951
	Intel Corp.	356,048	9,189,599
	KLA-Tencor Corp.	11,900	822,766
	Lam Research Corp. (a)	11,600	638,000
	Linear Technology Corp.	16,729	814,535
	LSI Corp.	40,055	443,409
	Microchip Technology, Inc.	14,172	676,855
	Micron Technology, Inc. (a)	75,970	1,797,450
	NVIDIA Corp.	39,690	710,848
	Texas Instruments, Inc.	77,641	3,660,773
	Xilinx, Inc.	19,165	1,040,084
			25,175,450
	Software 3.3%
	Adobe Systems, Inc. (a)	33,208	2,183,094
	Autodesk, Inc. (a)	16,115	792,536
	CA, Inc.	23,208	718,752
	Citrix Systems, Inc. (a)	13,315	764,680
	Electronic Arts, Inc. (a)	22,079	640,512
	Intuit, Inc.	20,351	1,581,883
¤	Microsoft Corp.	540,923	22,172,434
	Oracle Corp.	247,988	10,145,189
	Red Hat, Inc. (a)	13,536	717,137
	Salesforce.com, Inc. (a)	40,195	2,294,733
	Symantec Corp.	49,716	992,828
			43,003,778
	Specialty Retail 2.0%
	AutoNation, Inc. (a)	4,614	245,603
	AutoZone, Inc. (a)	2,429	1,304,616
	Bed Bath & Beyond, Inc. (a)	15,336	1,055,117
	Best Buy Co., Inc.	19,522	515,576
	Carmax, Inc. (a)	15,951	746,507
	GameStop Corp. Class A	8,350	343,185
	Gap, Inc. (The)	18,922	758,015
	Home Depot, Inc. (The)	100,844	7,979,786
	L Brands, Inc.	17,415	988,650
	Lowe's Companies, Inc.	74,703	3,652,977
	O'Reilly Automotive, Inc. (a)	7,665	1,137,409
	PetSmart, Inc.	7,407	510,268
	Ross Stores, Inc.	15,479	1,107,522
	Staples, Inc.	47,180	535,021
	Tiffany & Co.	7,865	677,570
	TJX Cos., Inc. (The)	50,802	3,081,141
	Tractor Supply Co.	9,966	703,899
	Urban Outfitters, Inc. (a)	7,793	284,211
			25,627,073
	Technology Hardware Storage & Peripherals 3.7%
¤	Apple, Inc.	63,876	34,284,804
	EMC Corp.	145,057	3,976,012
	Hewlett-Packard Co.	135,711	4,391,608
	NetApp, Inc.	23,723	875,379
	SanDisk Corp.	16,136	1,310,082
	Seagate Technology PLC	23,542	1,322,119
	Western Digital Corp.	15,036	1,380,605
			47,540,609
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	20,036	994,988
	Fossil Group, Inc. (a)	3,507	408,951
	Michael Kors Holdings, Ltd. (a)	12,815	1,195,255
	NIKE, Inc. Class B	53,373	3,942,130
	PVH Corp.	5,829	727,284
	Ralph Lauren Corp.	4,257	685,079
	VF Corp.	25,158	1,556,777
			9,510,464
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	33,973	333,954
	People's United Financial, Inc.	22,256	330,947
			664,901
	Tobacco 1.3%
	Altria Group, Inc.	142,862	5,347,325
	Lorillard, Inc.	25,938	1,402,727
	Philip Morris International, Inc.	113,517	9,293,637
	Reynolds American, Inc.	22,394	1,196,287
			17,239,976
	Trading Companies & Distributors 0.2%
	Fastenal Co.	19,501	961,790
	W.W. Grainger, Inc.	4,414	1,115,241
			2,077,031
	Total Common Stocks (Cost $486,865,105)		1,195,587,370	(b)

	Principal Amount
Short-Term Investments 7.0%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $55,377 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $65,000 and a Market Value of $60,985)	$55,376	55,376
Total Repurchase Agreement (Cost $55,376)		55,376
U.S. Government 7.0%
United States Treasury Bills
0.008% - 0.074%, due 4/10/14 (c)(d)	81,600,000	81,599,486
0.025% - 0.045%, due 4/24/14 (c)(d)	4,500,000	4,499,893
0.039% - 0.053%, due 7/10/14 (d)	4,100,000	4,099,549
Total U.S. Government (Cost $90,198,917)		90,198,928
Total Short-Term Investments (Cost $90,254,293)		90,254,304
Total Investments (Cost $577,119,398) (f)	99.8%	1,285,841,674
Other Assets, Less Liabilities	0.2	2,829,520
Net Assets	100.0%	$1,288,671,194

	Contracts Long	Unrealized Appreciation (Depreciation) (e)
Futures Contracts 0.0% ‡

Standard & Poor's 500 Index Mini June 2014	991	$608,262

Total Futures Contracts (Notional Amount $92,390,930) (b)		$608,262

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(c)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(d)	Interest rate shown presents yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(f)	As of March 31, 2014, cost is $601,576,679 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$714,381,259
Gross unrealized depreciation	(30,116,264)
Net unrealized appreciation	$684,264,995

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,195,587,370	$—	$—	$1,195,587,370
Short-Term Investments
Repurchase Agreement	—	55,376	—	55,376
U.S. Government	—	90,198,928	—	90,198,928
Total Short-Term Investments	—	90,254,304	—	90,254,304
Total Investments in Securities	1,195,587,370	90,254,304	—	1,285,841,674
Other Financial Instruments
Futures Contracts Long (b)	608,262	—	—	608,262
Total Investments in Securities and Other Financial Instruments	$1,196,195,632	$90,254,304	$—	$1,286,449,936

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.4% †
	Aerospace & Defense 2.4%
	Boeing Co. (The)	65,400	$8,207,046
	Honeywell International, Inc.	110,100	10,212,876
			18,419,922
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc. Class B	82,800	8,063,064

	Airlines 1.0%
	United Continental Holdings, Inc. (a)	171,900	7,671,897

	Auto Components 0.7%
	Johnson Controls, Inc.	105,600	4,996,992

	Automobiles 1.1%
	Ford Motor Co.	264,100	4,119,960
	General Motors Co.	124,308	4,278,681
			8,398,641
	Banks 11.6%
¤	Bank of America Corp.	771,300	13,266,360
¤	JPMorgan Chase & Co.	344,700	20,926,737
¤	PNC Financial Services Group, Inc.	132,100	11,492,700
	Regions Financial Corp.	278,100	3,089,691
	SunTrust Banks, Inc.	201,200	8,005,748
¤	U.S. Bancorp	323,700	13,873,782
¤	Wells Fargo & Co.	351,800	17,498,532
			88,153,550
	Beverages 1.0%
	Dr. Pepper Snapple Group, Inc.	13,300	724,318
	PepsiCo., Inc.	79,200	6,613,200
			7,337,518
	Building Products 1.0%
	Masco Corp.	190,800	4,237,668
	USG Corp. (a)	106,500	3,484,680
			7,722,348
	Capital Markets 2.1%
	Bank of New York Mellon Corp.	5,000	176,450
	Legg Mason, Inc.	151,500	7,429,560
	Northern Trust Corp.	118,800	7,788,528
	Och-Ziff Capital Management Group LLC Class A	65,500	901,935
			16,296,473
	Chemicals 1.1%
	E.I. du Pont de Nemours & Co.	69,600	4,670,160
	Potash Corporation of Saskatchewan, Inc.	99,000	3,585,780
			8,255,940
	Communications Equipment 1.9%
	Cisco Systems, Inc.	279,000	6,252,390
	Harris Corp.	108,000	7,901,280
			14,153,670
	Construction Materials 0.8%
	Vulcan Materials Co.	93,400	6,206,430

	Consumer Finance 1.1%
	American Express Co.	89,500	8,057,685

	Containers & Packaging 0.5%
	MeadWestvaco Corp.	105,100	3,955,964

	Distributors 0.6%
	Genuine Parts Co.	51,600	4,481,460

	Diversified Financial Services 0.1%
	McGraw Hill Financial, Inc.	13,800	1,052,940

	Diversified Telecommunication Services 3.3%
	AT&T, Inc.	326,700	11,457,369
	CenturyLink, Inc.	117,300	3,852,132
	Telefonica S.A.	154,126	2,438,628
	Verizon Communications, Inc.	161,375	7,679,059
			25,427,188
	Electric Utilities 4.0%
	Duke Energy Corp.	123,645	8,805,997
	Entergy Corp.	104,400	6,979,140
	Exelon Corp.	185,100	6,211,956
	FirstEnergy Corp.	109,500	3,726,285
	Xcel Energy, Inc.	155,000	4,705,800
			30,429,178
	Electrical Equipment 1.8%
	Eaton Corp. PLC	58,684	4,408,342
	Emerson Electric Co.	134,400	8,977,920
			13,386,262
	Electronic Equipment, Instruments & Components 1.1%
	Corning, Inc.	396,200	8,248,884

	Energy Equipment & Services 1.7%
	Diamond Offshore Drilling, Inc.	92,600	4,515,176
	Schlumberger, Ltd.	86,700	8,453,250
			12,968,426
	Food Products 2.5%
	Archer-Daniels-Midland Co.	197,900	8,586,881
	Campbell Soup Co.	156,700	7,032,696
	McCormick & Co., Inc.	44,200	3,170,908
			18,790,485
	Health Care Providers & Services 0.6%
	Quest Diagnostics, Inc.	79,900	4,627,808

	Hotels, Restaurants & Leisure 0.9%
	Carnival Corp.	173,800	6,580,068

	Household Durables 0.1%
	Whirlpool Corp.	5,400	807,084

	Household Products 1.2%
	Clorox Co. (The)	85,600	7,533,656
	Procter & Gamble Co. (The)	20,000	1,612,000
			9,145,656
	Independent Power and Renewable Electricity Producers 0.4%
	AES Corp. (The)	204,900	2,925,972

	Industrial Conglomerates 2.8%
¤	General Electric Co.	826,400	21,395,496

	Insurance 3.9%
	Allstate Corp. (The)	158,400	8,962,272
	Chubb Corp. (The)	39,100	3,491,630
	Loews Corp.	53,300	2,347,865
	Marsh & McLennan Cos., Inc.	201,400	9,929,020
	Sun Life Financial, Inc.	87,600	3,033,588
	Willis Group Holdings PLC	52,900	2,334,477
			30,098,852
	IT Services 1.0%
	Computer Sciences Corp.	85,400	5,194,028
	Western Union Co. (The)	158,700	2,596,332
			7,790,360
	Leisure Equipment & Products 1.0%
	Mattel, Inc.	199,900	8,017,989

	Machinery 4.0%
	Deere & Co.	52,800	4,794,240
	Illinois Tool Works, Inc.	131,900	10,727,427
	Joy Global, Inc.	86,000	4,988,000
	Stanley Black & Decker, Inc.	64,800	5,264,352
	Xylem, Inc.	137,000	4,989,540
			30,763,559
	Media 3.6%
	Cablevision Systems Corp. Class A	195,900	3,304,833
	Comcast Corp. Class A	73,000	3,651,460
	Madison Square Garden Co. Class A (a)	56,200	3,191,036
	New York Times Co. (The) Class A	179,300	3,069,616
	Pearson PLC	99,180	1,757,649
	Time Warner, Inc.	125,500	8,198,915
	Walt Disney Co. (The)	53,300	4,267,731
			27,441,240
	Metals & Mining 1.3%
	Newmont Mining Corp.	125,700	2,946,408
	Nucor Corp.	132,300	6,686,442
			9,632,850
	Multi-Utilities 1.2%
	NiSource, Inc.	257,800	9,159,634

	Multiline Retail 1.8%
	Kohl's Corp.	145,300	8,253,040
	Macy's, Inc.	98,300	5,828,207
			14,081,247
	Oil, Gas & Consumable Fuels 13.1%
	Anadarko Petroleum Corp.	84,000	7,119,840
¤	Apache Corp.	158,400	13,139,280
	BP PLC, Sponsored ADR	86,300	4,151,030
¤	Chevron Corp.	141,800	16,861,438
	ConocoPhillips	44,500	3,130,575
	CONSOL Energy, Inc.	145,500	5,812,725
	ENI S.p.A.	67,377	1,690,287
¤	Exxon Mobil Corp.	147,000	14,358,960
	Hess Corp.	105,700	8,760,416
	Murphy Oil Corp.	125,500	7,888,930
	Petroleo Brasileiro S.A., ADR	307,400	4,042,310
	Royal Dutch Shell PLC, ADR	153,700	11,229,322
	Talisman Energy, Inc.	148,900	1,486,022
			99,671,135
	Paper & Forest Products 1.3%
	International Paper Co.	212,400	9,744,912

	Personal Products 0.5%
	Avon Products, Inc.	270,300	3,957,192

	Pharmaceuticals 5.8%
	Bristol-Myers Squibb Co.	155,000	8,052,250
	GlaxoSmithKline PLC	147,416	3,911,344
¤	Johnson & Johnson	122,400	12,023,352
	Merck & Co., Inc.	175,000	9,934,750
	Pfizer, Inc.	324,500	10,422,940
			44,344,636
	Real Estate Investment Trusts 1.1%
	Digital Realty Trust, Inc.	59,500	3,158,260
	Weyerhaeuser Co.	181,800	5,335,830
			8,494,090
	Road & Rail 1.0%
	Norfolk Southern Corp.	79,300	7,705,581

	Semiconductors & Semiconductor Equipment 2.4%
	Analog Devices, Inc.	109,200	5,802,888
	Applied Materials, Inc.	332,700	6,793,734
	Texas Instruments, Inc.	126,400	5,959,760
			18,556,382
	Software 1.6%
	CA, Inc.	66,100	2,047,117
	Microsoft Corp.	248,400	10,181,916
			12,229,033
	Specialty Retail 0.6%
	Staples, Inc.	349,900	3,967,866
	Tiffany & Co.	5,300	456,595
			4,424,461
	Technology Hardware Storage & Peripherals 1.2%
	Apple, Inc.	17,200	9,231,928

	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc.	46,600	2,314,156

	Wireless Telecommunication Services 0.2%
	Vodafone Group PLC	461,981	1,696,732

	Total Common Stocks (Cost $568,243,996)		727,312,970

	Convertible Preferred Stock 0.0%‡
	Real Estate Investment Trusts 0.0%‡
	Weyerhaeuser Co. 6.375%	6,900	376,740

	Total Convertible Preferred Stock (Cost $345,000)		376,740

	Principal Amount
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $33,767,616 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $36,615,000 and a Market Value of $34,444,463)	$33,767,616	33,767,616
Total Short-Term Investment (Cost $33,767,616)		33,767,616
Total Investments (Cost $602,356,612) (b)	99.8%	761,457,326
Other Assets, Less Liabilities	0.2	1,317,550
Net Assets	100.0%	$762,774,876

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $602,925,800 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$168,601,489
Gross unrealized depreciation	(10,069,963)
Net unrealized appreciation	$158,531,526

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$727,312,970	$—	$—	$727,312,970
Convertible Preferred Stock	376,740	—	—	376,740
Short-Term Investment
Repurchase Agreement	—	33,767,616		33,767,616
Total Investments in Securities	$727,689,710	$33,767,616	$—	$761,457,326

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 94.6%†
	Asset-Backed Securities 0.4%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	$19,385	$21,905
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	75,532	83,750
	United Airlines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	111,180	127,857
			233,512
	Home Equity 0.3%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.214%, due 10/25/36 (a)(b)	105,645	89,446
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.224%, due 5/25/37 (a)(b)	57,054	42,152
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.214%, due 4/25/37 (a)(b)	14,646	14,427
	First NLC Trust Series 2007-1, Class A1 0.224%, due 8/25/37 (a)(b)(c)	100,627	51,778
	GSAA Home Equity Trust Series 2006-14, Class A1 0.204%, due 9/25/36 (a)(b)	213,530	109,318
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.284%, due 4/25/37 (a)(b)	50,025	45,554
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.254%, due 4/25/37 (a)(b)	68,356	61,223
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.254%, due 3/25/47 (a)(b)	55,283	40,093
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.204%, due 11/25/36 (a)(b)	26,395	11,284
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.264%, due 3/25/37 (a)(b)	151,013	91,464
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.254%, due 9/25/36 (a)(b)	88,313	47,536
	Series 2006-HE8, Class A2B 0.254%, due 10/25/36 (a)(b)	47,350	27,386
	Series 2007-HE4, Class A2A 0.264%, due 2/25/37 (a)(b)	24,097	11,128
	Series 2007-NC2, Class A2FP 0.304%, due 2/25/37 (a)(b)	93,940	51,711
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)	206,564	116,039
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.244%, due 5/25/37 (a)(b)	115,834	69,687
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.234%, due 6/25/37 (a)(b)	98,205	56,845
	Series 2006-EQ2, Class A2 0.264%, due 1/25/37 (a)(b)	65,047	40,965
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.264%, due 9/25/37 (a)(b)	651,027	316,042
			1,294,078
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.555%, due 5/25/29 (a)	405,236	379,292

	Total Asset-Backed Securities (Cost $2,265,057)		1,906,882

	Convertible Bonds 3.7%
	Airlines 0.2%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	250,000	486,562
	United Airlines, Inc. 4.50%, due 1/15/15	195,000	464,100
			950,662
	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	82,000	148,881
	Navistar International Corp. 4.75%, due 4/15/19 (c)	200,000	200,625
			349,506
	Biotechnology 0.2%
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (c)	120,000	141,600
	1.875%, due 9/1/20 (c)	155,000	187,356
	Gilead Sciences, Inc. 1.00%, due 5/1/14	171,000	536,085
			865,041
	Chemicals 0.0%‡
	RPM International, Inc. 2.25%, due 12/15/20	108,000	125,685

	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	124,688

	Commercial Services 0.1%
	ServiceSource International, Inc. 1.50%, due 8/1/18 (c)	280,000	264,425

	Computers 0.1%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15	110,000	227,769
	Sandisk Corp. 0.50%, due 10/15/20 (c)	115,000	127,219
	Spansion LLC 2.00%, due 9/1/20 (c)	185,000	260,040
			615,028
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	100,000	297,250

	Electronics 0.0%‡
	Fluidigm Corp. 2.75%, due 2/1/34	80,000	91,450

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	258,000	258,645

	Environmental Controls 0.1%
	Covanta Holding Corp. 3.25%, due 6/1/14	340,000	395,888

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	572,556

	Health Care - Services 0.0%‡
	Wellpoint, Inc. 2.75%, due 10/15/42	160,000	234,700

	Home Builders 0.1%
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	385,000	364,788

	Household Products & Wares 0.6%
¤	Jarden Corp.
	1.125%, due 3/15/34 (c)	2,500,000	2,495,312
	1.875%, due 9/15/18	310,000	432,644
			2,927,956
	Insurance 0.0%‡
	Radian Group, Inc. 2.25%, due 3/1/19	76,000	116,518

	Internet 0.2%
	HomeAway, Inc. 0.125%, due 4/1/19 (c)	105,000	106,969
	priceline.com, Inc.
	0.35%, due 6/15/20 (c)	110,000	130,419
	1.00%, due 3/15/18	305,000	433,290
	Shutterfly, Inc. 0.25%, due 5/15/18 (c)	125,000	123,984
	Yahoo!, Inc. (zero coupon), due 12/1/18 (c)	275,000	280,844
			1,075,506
	Iron & Steel 0.1%
	Steel Dynamics, Inc. 5.125%, due 6/15/14	222,000	240,593
	United States Steel Corp. 4.00%, due 5/15/14	182,000	184,161
			424,754
	Lodging 0.1%
	MGM Resorts International 4.25%, due 4/15/15	215,000	313,497

	Media 0.0%‡
	Liberty Interactive LLC 3.50%, due 1/15/31	75,000	40,078
	Liberty Media Corp. 1.375%, due 10/15/23 (c)	130,000	122,281
			162,359
	Metal Fabricate & Hardware 0.1%
	RTI International Metals, Inc. 1.625%, due 10/15/19	249,000	246,043

	Miscellaneous - Manufacturing 0.1%
	Danaher Corp. (zero coupon), due 1/22/21	266,000	580,213

	Oil & Gas 0.0%‡
	Energy XXI Bermuda, Ltd. 3.00%, due 12/15/18 (c)	180,000	176,625

	Oil & Gas Services 0.3%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	381,000	471,964
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (c)(e)	400,000	680,840
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	60,000	71,812
	Subsea 7 S.A. 3.50%, due 10/13/14	100,000	121,100
			1,345,716
	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	175,000	192,609
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	75,000	213,703
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	275,000	466,297
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	295,000	375,941
			1,248,550
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	250,000	328,125

	Semiconductors 0.2%
	Intel Corp. 3.25%, due 8/1/39	220,000	308,001
	Microchip Technology, Inc. 2.125%, due 12/15/37	56,000	104,160
	Novellus Systems, Inc. 2.625%, due 5/15/41	255,000	436,528
	NVIDIA Corp. 1.00%, due 12/1/18 (c)	110,000	120,931
	Rambus, Inc. 1.125%, due 8/15/18 (c)	70,000	78,619
	Xilinx, Inc. 2.625%, due 6/15/17	15,000	28,200
			1,076,439
	Software 0.3%
	Akamai Technologies, Inc. (zero coupon), due 2/15/19 (c)	50,000	49,594
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	165,000	216,459
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (c)	225,000	257,625
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (c)	180,000	220,388
	Nuance Communications, Inc. 2.75%, due 11/1/31	345,000	347,372
	Proofpoint, Inc. 1.25%, due 12/15/18 (c)	130,000	153,075
	Salesforce.com, Inc. 0.25%, due 4/1/18 (c)	290,000	328,969
	ServiceNow, Inc. (zero coupon), due 11/1/18 (c)	65,000	69,956
			1,643,438
	Telecommunications 0.1%
	Ciena Corp. 4.00%, due 12/15/20	140,000	198,800
	Infinera Corp. 1.75%, due 6/1/18 (c)	175,000	182,437
	Ixia 3.00%, due 12/15/15	75,000	79,500
	JDS Uniphase Corp. 0.625%, due 8/15/33 (c)	260,000	273,975
			734,712
	Transportation 0.0%‡
	XPO Logistics, Inc. 4.50%, due 10/1/17	100,000	188,000

	Total Convertible Bonds (Cost $15,770,928)		18,098,763

	Corporate Bonds 78.7%
	Advertising 0.4%
	Lamar Media Corp.
	5.00%, due 5/1/23	1,200,000	1,200,000
	7.875%, due 4/15/18	750,000	781,875
			1,981,875
	Aerospace & Defense 1.6%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,305,000
	B/E Aerospace, Inc. 5.25%, due 4/1/22	3,195,000	3,286,856
	Ducommun, Inc. 9.75%, due 7/15/18	520,000	582,400
	TransDigm, Inc.
	7.50%, due 7/15/21	300,000	332,250
	7.75%, due 12/15/18	1,075,000	1,152,938
	Triumph Group, Inc. 8.625%, due 7/15/18	1,100,000	1,166,000
			7,825,444
	Airlines 1.3%
	Continental Airlines, Inc.
	5.983%, due 10/19/23	718,071	815,010
	7.875%, due 1/2/20	249,133	272,801
	9.798%, due 10/1/22	635,388	730,696
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	282,224	311,857
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	71,792	80,228
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17	563,000	608,040
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,383,696	1,563,577
	U.S. Airways, Inc. Series 2012-1A, Pass Through Trust 5.90%, due 4/1/26	1,804,713	2,016,767
			6,398,976
	Auto Manufacturers 1.2%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,735,000	3,093,969
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	59,679
	7.45%, due 7/16/31	525,000	673,638
	8.90%, due 1/15/32	135,000	183,318
	9.98%, due 2/15/47	133,000	196,832
	Navistar International Corp. 8.25%, due 11/1/21	1,715,000	1,749,300
			5,956,736
	Auto Parts & Equipment 2.0%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	1,450,000	1,537,000
¤	Dana Holding Corp. 5.375%, due 9/15/21	3,950,000	4,108,000
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,650,000	1,837,688
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)	2,000,000	2,045,000
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	187,000	200,791
			9,728,479
	Banks 8.2%
	Ally Financial, Inc. 3.50%, due 1/27/19	2,750,000	2,750,000
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)	1,600,000	1,594,000
	Banco Do Brasil S.A. 5.875%, due 1/19/23 (c)	1,500,000	1,516,875
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	1,715,000	1,682,844
¤	Bank of America Corp.
	4.75%, due 5/6/19 (a)	€1,000,000	1,374,205
	5.625%, due 7/1/20	$1,910,000	2,173,481
	7.625%, due 6/1/19	95,000	116,923
	Bank of America N.A. 6.00%, due 10/15/36	1,212,000	1,445,403
¤	Barclays Bank PLC 5.14%, due 10/14/20	2,463,000	2,611,103
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	1,510,000	1,653,450
	CIT Group, Inc.
	3.875%, due 2/19/19	360,000	363,939
	4.25%, due 8/15/17	600,000	628,500
	Citigroup, Inc. 3.375%, due 3/1/23	1,225,000	1,184,630
	Discover Bank
	7.00%, due 4/15/20	1,055,000	1,244,728
	8.70%, due 11/18/19	420,000	527,885
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	2,813,000	2,767,165
¤	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)	2,660,000	2,618,254
	7.90%, due 4/29/49 (a)	2,500,000	2,825,000
	Mellon Capital III 6.369%, due 9/5/66 (a)	£1,400,000	2,408,699
	Mizuho Capital Investment, Ltd. 14.95%, due 12/29/49 (a)(c)	$248,000	255,199
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)	2,000,000	2,008,830
¤	Morgan Stanley
	4.875%, due 11/1/22	1,931,000	2,029,064
	5.00%, due 11/24/25	1,450,000	1,491,934
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (c)	1,450,000	1,432,188
	Royal Bank of Scotland Group PLC (The) 6.40%, due 10/21/19	1,194,000	1,376,267
			40,080,566
	Beverages 0.2%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	950,000	988,279

	Building Materials 2.3%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,252,000	1,317,730
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (c)	1,825,000	2,002,938
	Cemex Finance LLC 6.00%, due 4/1/24 (c)	2,825,000	2,832,062
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,270,500
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	710,325
	USG Corp.
	5.875%, due 11/1/21 (c)	1,451,000	1,545,315
	6.30%, due 11/15/16	280,000	303,100
	8.375%, due 10/15/18 (c)	500,000	533,750
	9.75%, due 1/15/18	582,000	702,765
			11,218,485
	Chemicals 1.7%
	Ashland, Inc. 4.75%, due 8/15/22	950,000	932,187
	Dow Chemical Co. (The) 8.55%, due 5/15/19	596,000	763,146
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,950,000	2,018,250
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	912,080
	Huntsman International LLC 8.625%, due 3/15/21	2,040,000	2,284,800
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,500,000	1,548,750
			8,459,213
	Coal 0.2%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	441,313
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	532,000
			973,313
	Commercial Services 2.2%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	2,020,000	2,035,150
	8.25%, due 1/15/19	677,000	726,082
	Hertz Corp. (The)
	6.25%, due 10/15/22	1,245,000	1,332,150
	7.375%, due 1/15/21	1,570,000	1,727,000
	Iron Mountain, Inc.
	6.00%, due 8/15/23	600,000	637,500
	7.75%, due 10/1/19	322,000	355,005
	8.375%, due 8/15/21	1,077,000	1,141,620
	United Rentals North America, Inc.
	6.125%, due 6/15/23	1,264,000	1,339,840
	8.375%, due 9/15/20	1,390,000	1,539,425
			10,833,772
	Computers 0.6%
	NCR Corp. 5.00%, due 7/15/22	2,075,000	2,077,594
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	550,000	581,625
	7.625%, due 11/15/20	325,000	356,281
			3,015,500
	Cosmetics & Personal Care 0.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	1,900,000	2,061,500

	Diversified Financial Services 0.2%
	Ford Holdings LLC 9.30%, due 3/1/30	294,000	419,088
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	€277,000	396,396
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£185,000	336,644
			1,152,128
	Electric 2.3%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$1,600,000	1,570,000
	Calpine Corp. 7.875%, due 7/31/20 (c)	1,700,000	1,870,000
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (c)	1,494,000	1,698,163
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	1,455,000	1,571,286
	5.292%, due 6/15/22 (d)	795,000	881,729
	Puget Energy, Inc. 5.625%, due 7/15/22	585,000	666,718
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	2,689,000	2,769,670
			11,027,566
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	1,190,000	1,166,200

	Entertainment 0.9%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19	1,031,000	1,107,037
	8.875%, due 6/15/20	700,000	760,375
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	1,321,000	1,472,915
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,066,406
			4,406,733
	Finance - Auto Loans 0.5%
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	1,584,000	1,997,416
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	216,000	217,890
			2,215,306
	Finance - Commercial 0.5%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)	2,500,000	2,231,250

	Finance - Consumer Loans 1.5%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	2,350,000	2,441,062
	SLM Corp.
	6.25%, due 1/25/16	92,000	98,900
	7.25%, due 1/25/22	625,000	689,063
	8.00%, due 3/25/20	1,242,000	1,429,853
	8.45%, due 6/15/18	250,000	294,375
	Springleaf Finance Corp.
	6.00%, due 6/1/20	1,000,000	1,017,500
	7.75%, due 10/1/21	1,390,000	1,539,425
			7,510,178
	Finance - Credit Card 0.6%
	American Express Co. 6.80%, due 9/1/66 (a)	2,267,000	2,483,952
	Discover Financial Services 3.85%, due 11/21/22	300,000	294,487
			2,778,439
	Finance - Investment Banker/Broker 0.3%
	Jefferies Group LLC
	5.125%, due 1/20/23	552,000	580,161
	6.45%, due 6/8/27	750,000	801,766
			1,381,927
	Finance - Other Services 1.0%
	Comcel Trust 6.875%, due 2/6/24 (c)	1,550,000	1,621,688
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (c)	410,000	416,150
	6.00%, due 8/1/20 (c)	2,670,000	2,830,200
			4,868,038
	Food 2.8%
	ARAMARK Corp. 5.75%, due 3/15/20	2,575,000	2,719,844
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	3,137,000	3,225,391
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	350,000	374,500
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	1,182,000	1,294,290
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	2,151,000	2,004,067
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	1,600,000	1,638,400
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	490,000	529,200
	7.75%, due 7/1/17	794,000	921,040
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	1,775,000	1,073,875
			13,780,607
	Forest Products & Paper 1.1%
	Domtar Corp. 10.75%, due 6/1/17	887,000	1,113,620
	Georgia-Pacific LLC 8.00%, due 1/15/24	2,180,000	2,864,627
	International Paper Co. 7.30%, due 11/15/39	157,000	204,820
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,076,332
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)	65,000	35,425
			5,294,824
	Health Care - Products 0.8%
	Alere, Inc.
	6.50%, due 6/15/20	135,000	141,750
	7.25%, due 7/1/18	1,000,000	1,100,000
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	2,300,000	2,642,125
			3,883,875
	Health Care - Services 2.9%
	CHS/Community Health Systems Inc. 5.125%, due 8/1/21 (c)	3,000,000	3,075,000
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	2,525,000	2,685,969
¤	HCA, Inc.
	5.00%, due 3/15/24	3,450,000	3,456,468
	5.875%, due 3/15/22	1,000,000	1,077,500
	7.50%, due 2/15/22	1,350,000	1,542,375
	Tenet Healthcare Corp. 6.00%, due 10/1/20 (c)	2,150,000	2,300,500
			14,137,812
	Home Builders 4.0%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23	1,300,000	1,358,500
	8.125%, due 6/15/16	186,000	206,460
	D.R. Horton, Inc. 3.75%, due 3/1/19	3,350,000	3,358,375
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (c)	1,550,000	1,588,750
	7.25%, due 10/15/20 (c)	1,080,000	1,171,800
	KB Home 8.00%, due 3/15/20	1,925,000	2,184,875
	Lennar Corp.
	4.50%, due 6/15/19	2,125,000	2,162,187
	6.95%, due 6/1/18	46,000	51,980
¤	MDC Holdings, Inc.
	5.50%, due 1/15/24	2,425,000	2,477,341
	5.625%, due 2/1/20	1,072,000	1,139,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,320,000	1,455,300
	Standard Pacific Corp.
	8.375%, due 5/15/18	885,000	1,046,513
	8.375%, due 1/15/21	1,100,000	1,300,750
			19,501,831
	Household Products & Wares 0.6%
¤	Jarden Corp. 7.50%, due 1/15/20	977,000	1,063,708
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19	475,000	523,094
	8.50%, due 5/15/18	625,000	655,469
	9.875%, due 8/15/19	826,000	923,055
			3,165,326
	Insurance 5.2%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	3,047,000	3,233,172
¤	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€2,000,000	2,807,649
	Series A2 5.75%, due 3/15/67 (a)	£450,000	758,471
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$2,495,000	2,769,450
	Genworth Holdings, Inc.
	7.20%, due 2/15/21	450,000	538,952
	7.625%, due 9/24/21	1,840,000	2,266,676
	ING US, Inc.
	2.90%, due 2/15/18	495,000	507,185
	5.50%, due 7/15/22	1,670,000	1,873,259
	Liberty Mutual Group, Inc.
	7.00%, due 3/7/67 (a)(c)	800,000	836,000
	7.80%, due 3/7/87 (c)	102,000	113,220
	10.75%, due 6/15/88 (a)(c)	987,000	1,480,500
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	1,468,000	1,504,700
	Oil Insurance, Ltd. 3.216%, due 12/29/49 (a)(c)	1,648,000	1,514,412
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (c)	1,046,000	1,532,531
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	138,000	151,800
	Protective Life Corp. 8.45%, due 10/15/39	364,000	503,638
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	1,245,000	1,269,900
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	129,000	138,030
	XL Group PLC 6.50%, due 12/29/49 (a)	1,516,000	1,491,365
			25,290,910
	Iron & Steel 2.6%
	AK Steel Corp.
	7.625%, due 5/15/20	800,000	798,000
	8.75%, due 12/1/18	1,000,000	1,122,500
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	173,228
	APERAM 7.375%, due 4/1/16 (c)	1,025,000	1,055,750
	ArcelorMittal 6.75%, due 2/25/22	1,575,000	1,728,562
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	1,324,000	1,330,807
	5.90%, due 3/15/20	760,000	792,761
	Severstal Oao Via Steel Capital S.A. 5.90%, due 10/17/22 (c)	1,600,000	1,503,968
	Steel Dynamics, Inc. 5.25%, due 4/15/23	2,100,000	2,136,750
	United States Steel Corp. 7.375%, due 4/1/20	1,750,000	1,911,875
			12,554,201
	Leisure Time 0.1%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	699,000

	Lodging 1.6%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	1,649,000	1,479,977
	MGM Resorts International
	6.75%, due 10/1/20	1,194,000	1,323,848
	8.625%, due 2/1/19	475,000	568,813
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	185,000	213,988
	7.15%, due 12/1/19	1,334,000	1,587,173
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	5.375%, due 3/15/22	1,800,000	1,878,750
	7.75%, due 8/15/20	900,000	1,001,250
			8,053,799
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.00%, due 5/15/21	1,015,000	1,086,050

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	888,000

	Media 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	234,765
	7.25%, due 10/30/17	500,000	529,375
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	2,330,000	2,431,937
	Clear Channel Worldwide Holdings, Inc. Series B 7.625%, due 3/15/20	1,492,000	1,611,360
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	509,000	576,867
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,568,000
	7.125%, due 2/1/16	185,000	202,113
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	740,000	967,554
			8,121,971
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	406,000	453,705

	Mining 1.9%
	Aleris International, Inc.
	7.625%, due 2/15/18	545,000	562,712
	7.875%, due 11/1/20	621,000	639,630
	FMG Resources August 2006 Pty, Ltd.
	6.875%, due 2/1/18 (c)	400,000	421,500
	8.25%, due 11/1/19 (c)	1,665,000	1,831,500
	Novelis, Inc.
	8.375%, due 12/15/17	766,000	819,620
	8.75%, due 12/15/20	1,302,000	1,454,985
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,000,000	1,300,819
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)	700,000	698,250
	8.25%, due 6/7/21 (c)	1,420,000	1,505,200
			9,234,216
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)	1,860,000	1,869,300
	Bombardier, Inc. 6.00%, due 10/15/22	2,430,000	2,436,512
	GE Capital Trust I 6.375%, due 11/15/67 (a)	475,000	522,500
	Polypore International, Inc. 7.50%, due 11/15/17	118,000	125,080
			4,953,392
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	1,048,000	1,116,120

	Oil & Gas 5.4%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36	6,555,000	2,449,276
	Berry Petroleum Co. 6.75%, due 11/1/20	752,000	793,360
	Chesapeake Energy Corp.
	5.375%, due 6/15/21	650,000	684,125
	6.625%, due 8/15/20	1,055,000	1,184,237
	Concho Resources, Inc.
	5.50%, due 4/1/23	700,000	728,000
	6.50%, due 1/15/22	500,000	545,000
	7.00%, due 1/15/21	623,000	686,858
	Denbury Resources, Inc.
	6.375%, due 8/15/21	2,035,000	2,172,362
	8.25%, due 2/15/20	525,000	570,938
	ENI S.p.A. 4.15%, due 10/1/20 (c)	1,280,000	1,323,331
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,325,000	1,532,031
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	138,030
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (c)	277,000	303,315
	8.00%, due 2/15/20 (c)	700,000	757,750
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	850,000	886,125
	7.75%, due 2/1/21	185,000	198,875
	8.625%, due 4/15/20	425,000	461,656
	Murphy Oil USA, Inc. 6.00%, due 8/15/23 (c)	1,898,000	1,959,685
	Petrobras International Finance Co. 5.375%, due 1/27/21	1,165,000	1,178,189
	Plains Exploration & Production Co. 6.75%, due 2/1/22	1,875,000	2,071,875
	Precision Drilling Corp.
	6.50%, due 12/15/21	487,000	521,090
	6.625%, due 11/15/20	882,000	943,740
	Samson Investment Co. 10.75%, due 2/15/20 (c)	1,300,000	1,417,000
	SM Energy Co. 5.00%, due 1/15/24 (c)	1,300,000	1,264,250
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	505,000
	8.875%, due 1/15/20	1,042,000	1,094,100
			26,370,198
	Oil & Gas Services 1.7%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	2,070,000	2,222,662
	CGG
	6.50%, due 6/1/21	1,950,000	1,979,250
	9.50%, due 5/15/16	385,000	396,550
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	312,778
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	2,525,000	2,480,812
	5.875%, due 4/1/20	659,000	688,655
			8,080,707
	Packaging & Containers 0.3%
	Sealed Air Corp.
	8.125%, due 9/15/19 (c)	935,000	1,044,863
	8.375%, due 9/15/21 (c)	500,000	575,625
			1,620,488
	Pharmaceuticals 0.6%
	Valeant Pharmaceuticals International 6.375%, due 10/15/20 (c)	1,075,000	1,161,000
	VPII Escrow Corp. 7.50%, due 7/15/21 (c)	1,500,000	1,687,500
			2,848,500
	Pipelines 4.0%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23	490,000	493,675
	5.875%, due 4/15/21	2,475,000	2,635,875
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	850,000	807,500
	6.625%, due 10/1/20	1,350,000	1,437,750
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,258,125
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	860,000	904,071
	7.60%, due 2/1/24	383,000	467,384
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	814,040
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	463,000	560,078
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.875%, due 3/1/22	850,000	881,875
	6.875%, due 12/1/18	1,050,000	1,116,937
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	818,000	861,934
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.25%, due 5/1/23	950,000	940,500
	6.375%, due 8/1/22	861,000	914,813
	7.875%, due 10/15/18	800,000	856,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20	2,140,000	2,236,300
	5.875%, due 10/1/20 (c)	860,000	898,700
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,350,000	1,225,103
			19,310,660
	Real Estate Investment Trusts 0.6%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	297,082
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	329,000	318,610
	5.875%, due 6/15/19	1,200,000	1,299,995
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	991,000	964,615
			2,880,302
	Retail 1.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	950,000	1,037,875
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,360,000	1,462,000
	6.50%, due 5/20/21	168,000	179,340
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	956,575
	CVS Caremark Corp. 4.75%, due 5/18/20	1,305,000	1,433,289
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,300,000	1,340,342
	QVC, Inc. 4.85%, due 4/1/24 (c)	2,300,000	2,330,026
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	428,000	454,750
			9,194,197
	Semiconductors 0.2%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	325,000	331,500
	6.00%, due 1/15/22 (c)	659,000	699,364
			1,030,864
	Software 1.0%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,014,000	1,090,828
¤	First Data Corp.
	7.375%, due 6/15/19 (c)	2,042,000	2,195,150
	8.875%, due 8/15/20 (c)	320,000	354,400
	10.625%, due 6/15/21	1,199,000	1,348,875
			4,989,253
	Telecommunications 4.6%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	1,523,000	1,523,088
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (c)(f)	1,000,000	1,057,500
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,261,000	1,365,033
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (c)	1,100,000	1,131,033
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	250,000	274,375
	7.625%, due 6/15/21	1,398,000	1,576,245
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (c)	1,779,000	1,872,398
	8.125%, due 6/1/23 (c)	472,000	500,320
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	333,625
	SBA Tower Trust 4.254%, due 4/15/40 (c)	1,420,000	1,467,725
	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	809,955
	8.75%, due 3/15/32	1,330,000	1,463,000
	Sprint Corp. 7.25%, due 9/15/21 (c)	1,000,000	1,090,000
	T-Mobile USA, Inc.
	6.125%, due 1/15/22	1,000,000	1,047,500
	6.542%, due 4/28/20	1,235,000	1,329,169
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,781,000	1,818,837
	5.462%, due 2/16/21	279,000	306,713
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,722,000	1,884,417
	ViaSat, Inc. 6.875%, due 6/15/20	695,000	745,388
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (c)	850,000	860,625
			22,456,946
	Transportation 1.1%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,257,200	2,451,884
	PHI, Inc. 5.25%, due 3/15/19 (c)	1,770,000	1,787,700
	Ukraine Railways Via Shortline PLC 9.50%, due 5/21/18 (c)	1,175,000	963,500
			5,203,084
	Total Corporate Bonds (Cost $373,429,856)		384,460,741

	Foreign Bonds 1.5%
	Ireland 0.5%
	UT2 Funding PLC 5.321%, due 6/30/16	€1,600,000	2,305,083

	Luxembourg 0.4%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)	1,225,000	1,715,045

	United Kingdom 0.6%
¤	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£401,000	873,404
	Rexam PLC 6.75%, due 6/29/67 (a)	€222,000	326,329
	Santander UK PLC 4.814%, due 12/31/49 (a)	£1,150,000	1,821,504
			3,021,237
	Total Foreign Bonds (Cost $6,128,092)		7,041,365

	Foreign Government Bonds 0.2%
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	$37,000	36,815
	8.25%, due 4/10/32 (c)	37,000	39,220
			76,035
	Portugal 0.2%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€700,000	1,039,057

	Total Foreign Government Bonds (Cost $889,104)		1,115,092

	Loan Assignments 9.6% (g)
	Advertising 0.3%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	$1,492,500	1,499,962

	Aerospace & Defense 0.1%
	Transdigm, Inc. Term Loan C 3.75%, due 2/28/20	497,481	497,585

	Airlines 0.1%
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	420,750	420,960

	Auto Parts & Equipment 0.6%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	2,750,000	2,751,719

	Building Materials 0.5%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	1,793,500	1,795,742
	2nd Lien Term Loan 7.00%, due 3/26/21	650,000	665,430
			2,461,172
	Chemicals 0.6%
	Ascend Performance Materials LLC Term Loan B 6.75%, due 4/10/18	1,617,000	1,584,660
	Axalta Coating Systems US Holdings, Inc. Term Loan 4.00%, due 2/1/20	496,250	496,516
	PQ Corp. Term Loan 4.00%, due 8/7/17	987,500	988,529
			3,069,705
	Commercial Services 0.7%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/31/21	2,178,082	2,178,082
	KAR Auction Services, Inc.
	Term Loan B1 2.75%, due 3/7/17	500,000	501,250
	Term Loan B2 3.50%, due 3/7/21	500,000	498,750
			3,178,082
	Electric 0.1%
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18	693,000	686,590

	Electrical Components & Equipment 0.6%
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	3,087,836	3,084,618

	Entertainment 1.3%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19	997,500	1,016,951
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	3,341,625	3,343,714
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	2,241,222	2,206,483
			6,567,148
	Food 0.3%
	H.J. Heinz Co. Term Loan B2 3.50%, due 6/5/20	1,488,750	1,496,380

	Healthcare, Education & Childcare 0.1%
	DaVita, Inc. Term Loan B2 4.00%, due 11/1/19	700,000	703,375

	Household Products & Wares 0.4%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19	1,795,485	1,788,192

	Lodging 1.4%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,741,250	1,741,685
	Caesars Entertainment Operating Co., Inc. Extended Term Loan B5 4.489%, due 1/26/18	1,500,000	1,395,000
	Hilton Worldwide Finance LLC USD Term Loan B2 4.00%, due 10/26/20	3,000,000	3,003,750
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	742,491	740,789
			6,881,224
	Media 0.5%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21	994,987	986,032
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	1,500,000	1,496,250
			2,482,282
	Mining 0.4%
	FMG Resources August 2006 Pty, Ltd New Term Loan B 4.25%, due 6/28/19	492,525	496,065
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	1,583,838	1,512,566
			2,008,631
	Oil & Gas 0.6%
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (m)	2,900,000	2,885,500

	Pharmaceuticals 0.3%
	Valeant Pharmaceuticals International, Inc. Term Loan E 3.75%, due 8/5/20	1,195,441	1,200,044

	Pipelines 0.3%
	Energy Transfer Equity, L.P. Term Loan 3.25%, due 12/2/19	1,250,000	1,246,732

	Telecommunications 0.4%
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21	2,000,000	1,992,500

	Total Loan Assignments (Cost $46,951,978)		46,902,401

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.621%, due 11/25/35 (h)	82,040	72,031
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	30,796	28,660
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.057%, due 11/25/36 (h)	42,062	36,553
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (h)	50,541	48,790

	Total Mortgage-Backed Securities (Cost $177,545)		186,034

	Yankee Bonds 0.5% (i)
	Banks 0.2%
	Royal Bank of Scotland Group PLC (The) 6.125%, due 12/15/22	970,000	1,015,859

	Insurance 0.3%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	1,055,000	1,467,145

	Total Yankee Bonds (Cost $2,396,477)		2,483,004

	Total Long-Term Bonds (Cost $448,009,037)		462,194,282

		Shares
	Common Stocks 0.3%
	Auto Manufacturers 0.1%
	General Motors Co.	18,239	627,786

	Banks 0.2%
	Citigroup, Inc.	16,000	761,600

	Building Materials 0.0%‡
	U.S. Concrete, Inc. (j)	700	16,450

	Mining 0.0%‡
	Alcoa, Inc.	1	8

	Total Common Stocks (Cost $1,224,950)		1,405,844

	Convertible Preferred Stocks 0.8%
	Aerospace & Defense 0.1%
	United Technologies Corp. 7.50%	6,400	426,048

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,100	369,291

	Banks 0.2%
¤	Bank of America Corp. Series L 7.25%	400	457,684
	Wells Fargo & Co. Series L 7.50%	400	469,200
			926,884
	Food 0.0%‡
	Post Holdings, Inc.
	3.75% (c)	1,000	127,107
	2.50% (c)	600	66,063
			193,170
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc.
	4.75%	2,800	356,944
	6.25%	1,600	172,704
			529,648
	Insurance 0.1%
	Maiden Holdings, Ltd. 7.25%	1,300	63,505
	MetLife, Inc. 5.00%	13,625	419,650
			483,155
	Iron & Steel 0.2%
	ArcelorMittal 6.00%	36,000	863,280

	Oil & Gas 0.0%‡
	Sanchez Energy Corp. (j) 4.88% Series A	1,500	112,026

	Total Convertible Preferred Stocks (Cost $3,492,289)		3,903,502

	Number of Warrants
Warrants 0.1%
Auto Manufacturers 0.1%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (j)	7,425	184,437
Strike Price $18.33 Expires 7/10/19 (j)	3,655	63,634
Total Warrants (Cost $233,707)		248,071

	Principal Amount
Short-Term Investment 5.7%
Repurchase Agreement 5.7%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 1/4/14 Proceeds at Maturity $27,660,981 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $30,075,000 and a Market Value of $28,217,267)	$27,660,981	27,660,981
Total Short-Term Investment (Cost $27,660,981)		27,660,981
Total Investments (Cost $480,620,964) (n)	101.5%	495,412,680
Other Assets, Less Liabilities	(1.5)	(7,131,045)
Net Assets	100.0%	$488,281,635

	Contracts Short	Unrealized Appreciation (Depreciation)(k)
Futures Contracts 0.1%
United States Treasury Note June 2014 (10 Year) (l)	(150)	$64,131
United States Treasury Note June 2014 (2 Year) (l)	(1,010)	261,695
United States Treasury Note June 2014 (5 Year) (l)	(535)	305,175
Total Futures Contracts (Notional Amount $303,923,047)		$631,001

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of March 31, 2014 is $1,294,078, which represents 0.3% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of March 31, 2014.
(e)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.1% of the Portfolio's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2014.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2014.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Non-income producing security.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2014.
(l)	At March 31, 2014, cash in the amount of $1,015,850 is on deposit with broker for futures transactions.
(m)	Illiquid security – The total market value of this security as of March 31, 2014, was $2,885,500, which represents 0.1% of the Portfolio’s net assets.
(n)	As of March 31, 2014, cost was $480,632,865 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,021,520
Gross unrealized depreciation	(3,241,705)
Net unrealized appreciation	$14,779,815

The following abbreviations are used in the above portfolio:
£	—British Pound Sterling
€	—Euro

As of March 31, 2014, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Pound Sterling vs. U.S. Dollar	5/7/14	JPMorgan Chase Bank	GBP	1,220,000	USD	2,028,787	USD	4,598
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	5/7/14	JPMorgan Chase Bank	EUR	7,474,000	USD	10,159,707	USD	(136,101)
Pound Sterling vs. U.S. Dollar	5/7/14	JPMorgan Chase Bank	GBP	5,006,000	USD	8,172,796		(170,749)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(302,252)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,906,882	$—	$1,906,882
Convertible Bonds	—	18,098,763	—	18,098,763
Corporate Bonds	—	384,460,741	—	384,460,741
Foreign Bonds	—	7,041,365	—	7,041,365
Foreign Government Bonds	—	1,115,092	—	1,115,092
Loan Assignments (b)	—	44,016,901	2,885,500	46,902,401
Mortgage-Backed Securities	—	186,034	—	186,034
Yankee Bonds	—	2,483,004	—	2,483,004
Total Long-Term Bonds	—	459,308,782	2,885,500	462,194,282
Common Stocks	1,405,844	—	—	1,405,844
Convertible Preferred Stocks	3,903,502	—	—	3,903,502
Warrants	248,071	—	—	248,071
Short-Term Investment
Repurchase Agreement	—	27,660,981	—	27,660,981
Total Investments in Securities	5,557,417	486,969,763	2,885,500	495,412,680
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	4,598	—	4,598
Futures Contracts Short (c)	631,001	—	—	631,001
Total Other Financial Instruments	631,001	4,598	—	635,599
Total Investments in Securities and Other Financial Instruments	$6,188,418	$486,974,361	$2,885,500	$496,048,279

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(306,850)	$—	$(306,850)
Total Other Financial Instruments	$—	$(306,850)	$—	$(306,850)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,885,500 represents a Loan Assignments whose value was obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2014, a convertible preferred stock with a market value of $119,011 was transferred from Level 2 to Level 1 as the price of this security was based on evaluated bid pricing compared with the prior year price which was based on quoted prices. The value as of March 31, 2014, for this security is based on an evaluated bid price in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Long-Term Bonds
Loan Assignments
Oil & Gas	$1,876,250	$2,123	$-	$4,627	$1,002,500	$-	$-	$-	$2,885,500	$4,627
Total	$1,876,250	$2,123	$-	$4,627	$1,002,500	$-	$-	$-	$2,885,500	$4,627

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 94.4% †
	Aerospace & Defense 3.0%
	Curtiss-Wright Corp.	116,215	$7,384,301
	Hexcel Corp. (a)	124,800	5,433,792
			12,818,093
	Auto Components 2.2%
	Dana Holding Corp.	210,885	4,907,294
	Visteon Corp. (a)	50,280	4,446,763
			9,354,057
	Banks 10.6%
	Bank of Hawaii Corp.	98,635	5,978,267
	BankUnited, Inc.	219,250	7,623,323
	CVB Financial Corp.	287,327	4,568,499
	First Financial Bancorp	203,165	3,652,907
	Investors Bancorp, Inc.	278,535	7,698,708
	Sterling Financial Corp.	134,875	4,495,384
	Texas Capital Bancshares, Inc. (a)	55,910	3,630,795
¤	ViewPoint Financial Group, Inc.	276,065	7,964,475
			45,612,358
	Building Products 3.2%
¤	Armstrong World Industries, Inc. (a)	156,040	8,309,130
	Simpson Manufacturing Co., Inc.	148,700	5,253,571
			13,562,701
	Capital Markets 1.3%
	Diamond Hill Investment Group, Inc.	41,603	5,468,298

	Chemicals 3.8%
	Chemtura Corp. (a)	209,055	5,287,001
	Flotek Industries, Inc. (a)	204,755	5,702,427
	Innophos Holdings, Inc.	96,590	5,476,653
			16,466,081
	Commercial Services & Supplies 1.5%
	Herman Miller, Inc.	198,340	6,372,664

	Communications Equipment 1.9%
¤	Harmonic, Inc. (a)	1,136,863	8,117,202

	Construction Materials 0.4%
	United States Lime & Minerals, Inc.	33,935	1,910,540

	Containers & Packaging 1.4%
	Silgan Holdings, Inc.	120,830	5,983,502

	Diversified Consumer Services 1.1%
	Service Corp. International	240,255	4,776,269

	Diversified Financial Services 0.8%
	CBOE Holdings, Inc.	58,215	3,294,969

	Diversified Telecommunication Services 0.9%
	Lumos Networks Corp.	299,220	4,000,571

	Electric Utilities 4.1%
	Cleco Corp.	154,757	7,827,609
	Great Plains Energy, Inc.	210,030	5,679,211
	Westar Energy, Inc.	122,755	4,316,066
			17,822,886
	Electronic Equipment, Instruments & Components 2.1%
	National Instruments Corp.	150,364	4,313,943
	OSI Systems, Inc. (a)	78,960	4,726,546
			9,040,489
	Energy Equipment & Services 1.1%
	Dril-Quip, Inc. (a)	40,846	4,578,837

	Food & Staples Retailing 1.3%
	Spartan Stores, Inc.	246,692	5,725,721

	Food Products 2.1%
	B&G Foods, Inc.	147,560	4,443,032
	TreeHouse Foods, Inc. (a)	61,590	4,433,864
			8,876,896
	Health Care Equipment & Supplies 9.5%
	Alere, Inc. (a)	70,595	2,424,938
	Greatbatch, Inc. (a)	60,950	2,798,824
	Haemonetics Corp. (a)	115,195	3,754,205
¤	Integra LifeSciences Holdings Corp. (a)	170,466	7,839,732
	Sirona Dental Systems, Inc. (a)	65,939	4,923,665
	Teleflex, Inc.	64,705	6,938,964
	Tornier N.V. (a)	267,150	5,668,923
	Wright Medical Group, Inc. (a)	213,190	6,623,813
			40,973,064
	Health Care Providers & Services 5.0%
	Bio-Reference Laboratories, Inc. (a)	259,075	7,171,196
	U.S. Physical Therapy, Inc.	152,636	5,276,627
¤	WellCare Health Plans, Inc. (a)	144,760	9,195,155
			21,642,978
	Hotels, Restaurants & Leisure 4.4%
	Brinker International, Inc.	101,690	5,333,640
	Life Time Fitness, Inc. (a)	136,530	6,567,093
	Monarch Casino & Resort, Inc. (a)	260,949	4,835,385
	Multimedia Games Holding Co., Inc. (a)	78,050	2,266,572
			19,002,690
	Household Durables 0.9%
	M/I Homes, Inc. (a)	177,595	3,981,680

	Internet Software & Services 1.1%
	Monster Worldwide, Inc. (a)	253,664	1,897,407
	Travelzoo, Inc. (a)	131,740	3,016,846
			4,914,253
	IT Services 1.1%
	Forrester Research, Inc.	132,995	4,767,871

	Machinery 6.6%
	Actuant Corp. Class A	46,600	1,591,390
	Harsco Corp.	197,530	4,628,128
	Kennametal, Inc.	61,381	2,719,178
¤	Mueller Industries, Inc.	263,518	7,902,905
	Mueller Water Products, Inc. Class A	540,555	5,135,272
	Woodward, Inc.	158,300	6,574,199
			28,551,072
	Multi-Utilities 1.8%
¤	Vectren Corp.	200,480	7,896,907

	Paper & Forest Products 1.1%
	KapStone Paper and Packaging Corp. (a)	166,905	4,813,540

	Professional Services 0.6%
	Resources Connection, Inc.	175,340	2,470,541

	Road & Rail 1.2%
	Genesee & Wyoming, Inc. Class A (a)	53,821	5,237,860

	Semiconductors & Semiconductor Equipment 4.1%
	Cypress Semiconductor Corp. (a)	553,745	5,686,961
	Teradyne, Inc. (a)	229,750	4,569,728
	Veeco Instruments, Inc. (a)	174,055	7,298,126
			17,554,815
	Software 1.9%
¤	Rovi Corp. (a)	351,865	8,015,485

	Specialty Retail 5.0%
	American Eagle Outfitters, Inc.	308,500	3,776,040
	Big 5 Sporting Goods Corp.	296,760	4,762,998
	Brown Shoe Co., Inc.	177,000	4,697,580
	CST Brands, Inc.	147,250	4,600,090
	Express, Inc. (a)	242,350	3,848,518
			21,685,226
	Textiles, Apparel & Luxury Goods 2.6%
	G-III Apparel Group, Ltd. (a)	34,790	2,490,268
¤	Iconix Brand Group, Inc. (a)	224,125	8,801,389
			11,291,657
	Thrifts & Mortgage Finance 4.7%
	Brookline Bancorp, Inc.	525,490	4,950,116
	Capitol Federal Financial, Inc.	391,000	4,907,050
	Northwest Bancshares, Inc.	421,175	6,149,155
	Trustco Bank Corp.	601,130	4,231,955
			20,238,276
	Total Common Stocks (Cost $328,676,335)		406,820,049

	Exchange-Traded Fund 3.0% (b)
¤	iShares Russell 2000 Value Index Fund	128,385	12,946,343

	Total Exchange-Traded Fund (Cost $11,129,156)		12,946,343

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $7,791,538 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $8,475,000 and a Market Value of $7,951,499)	$7,791,538	7,791,538
Total Short-Term Investment (Cost $7,791,538)		7,791,538
Total Investments (Cost $347,597,029) (c)	99.2%	427,557,930
Other Assets, Less Liabilities	0.8	3,520,555
Net Assets	100.0%	$431,078,485

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2014, cost was $347,878,986 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$83,322,440
Gross unrealized depreciation	(3,643,496)
Net unrealized appreciation	$79,678,944

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$406,820,049	$—	$—	$406,820,049
Exchange-Traded Fund	12,946,343	—	—	12,946,343
Short-Term Investment
Repurchase Agreement	—	7,791,538	—	7,791,538
Total Investments in Securities	$419,766,392	$7,791,538	$—	$427,557,930

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio

Portfolio of Investments March 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.4% †
	Canada 9.9%
	Agrium, Inc. (Chemicals)	86,900	$8,474,488
	Eldorado Gold Corp. (Metals & Mining)	866,400	4,834,512
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,009,500	18,655,889
	Goldcorp, Inc. (Metals & Mining)	560,500	13,721,040
	Kinross Gold Corp. (Metals & Mining)	595,900	2,467,026
	New Gold, Inc. (Metals & Mining) (a)	951,300	4,642,344
	Osisko Mining Corp. (Metals & Mining) (a)	466,500	2,903,229
	Yamana Gold, Inc. (Metals & Mining)	292,200	2,565,516
			58,264,044
	Norway 0.8%
	Seadrill, Ltd. (Energy Equipment & Services)	129,100	4,539,156

	Switzerland 5.0%
¤	Glencore Xstrata PLC (Metals & Mining)	5,669,230	29,186,101

	United Kingdom 4.6%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	4,088,500	9,624,395
	African Minerals, Ltd. (Metals & Mining) (a)	392,800	1,023,213
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (a)	184,600	3,022,163
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	1,118,300	4,474,498
	Randgold Resources, Ltd., ADR (Metals & Mining)	117,700	8,827,500
			26,971,769
	United States 75.1%
	Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	132,700	563,975
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	220,400	18,681,104
	Archer-Daniels-Midland Co. (Food Products)	91,900	3,987,541
	Atwood Oceanics, Inc. (Energy Equipment & Services) (a)	199,500	10,052,805
	Cameron International Corp. (Energy Equipment & Services) (a)	241,700	14,929,809
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	204,600	24,369,906
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	158,000	3,340,120
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	190,200	23,299,500
¤	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	565,600	22,595,720
	Cummins, Inc. (Machinery)	65,800	9,803,542
	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	189,100	5,491,464
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	85,800	4,183,608
	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	131,049	8,820,908
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	106,000	11,882,600
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	92,000	18,047,640
	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	387,400	12,811,318
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	123,400	8,783,612
¤	Halliburton Co. (Energy Equipment & Services)	429,300	25,281,477
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	293,100	13,945,698
	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	70,300	4,464,050
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	115,700	2,992,002
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	539,900	9,108,113
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	435,600	15,472,512
	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	153,600	13,369,344
	Nabors Industries, Ltd. (Energy Equipment & Services)	349,800	8,622,570
	National Oilwell Varco, Inc. (Energy Equipment & Services)	186,700	14,538,329
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	112,100	3,515,456
	Noble Corp. PLC (Energy Equipment & Services)	161,800	5,297,332
	Phillips 66 (Oil, Gas & Consumable Fuels)	196,300	15,126,878
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	126,000	23,579,640
	Royal Gold, Inc. (Metals & Mining)	75,700	4,740,334
¤	Schlumberger, Ltd. (Energy Equipment & Services)	250,900	24,462,750
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	221,200	2,205,364
	SM Energy Co. (Oil, Gas & Consumable Fuels)	239,500	17,073,955
	Steel Dynamics, Inc. (Metals & Mining)	255,500	4,545,345
	Superior Energy Services, Inc. (Energy Equipment & Services)	336,600	10,353,816
	Tesoro Corp. (Oil, Gas & Consumable Fuels)	250,200	12,657,618
	United States Steel Corp. (Metals & Mining)	206,200	5,693,182
	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	47,408	3,289,641
			441,980,578
	Total Common Stocks (Cost $513,671,185)		560,941,648

	Number of Warrants
Warrants 0.0%‡
Canada 0.0%‡
Kinross Gold Corp. Strike Price $21.30 Expires 9/17/14 (Metals & Mining) (a)	34,300	465

Total Warrants (Cost $36,859)		465

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
United States 2.4%
State Street Bank and Trust Co. 0.00%, dated 3/31/14 due 4/1/14 Proceeds at Maturity $14,299,302 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $15,620,000 and a Market Value of $14,586,721) (Capital Markets)	$14,299,302	14,299,302

Total Short-Term Investment (Cost $14,299,302)		14,299,302

Total Investments (Cost $528,007,346) (b)	97.8%	575,241,415
Other Assets, Less Liabilities	2.2	13,001,965
Net Assets	100.0%	$588,243,380

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 31, 2014, cost was $528,745,794 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$89,947,322
Gross unrealized depreciation	(43,451,701)
Net unrealized appreciation	$46,495,621

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$560,941,648	$—	$—	$560,941,648
Warrants	465	—	—	465
Short-Term Investment
Repurchase Agreement	—	14,299,302	—	14,299,302
Total Investments in Securities	$560,942,113	$14,299,302	$—	$575,241,415

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2014, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2014 (Unaudited)

SECURITIES VALUATION.

MainStay VP Funds Trust is comprised of twenty-nine separate series (each a "Portfolio" and collectively, the "Portfolios"). Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust adopted procedures for the valuation of the Portfolios’ securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Portfolios (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolios assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Portfolios.

To assess the appropriateness of security valuations, the Manager or the Portfolios' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical assets or liabilities

• Level 2—other significant observable inputs (including quoted prices for similar assets or liabilities in active markets, interest rates and yield curves, prepayment speeds, credit risk etc.)

• Level 3—significant unobservable inputs (including the Portfolios’ own assumptions about the assumptions that market participants would use in measuring the fair value of assets or liabilities)

The aggregate value by input level, as of March 31, 2014, for the Portfolios’ assets or liabilities are included at the end of the Portfolios’ respective Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, fair values may differ significantly from values that would have been used had an active market existed. For the period ended March 31, 2014, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2014, the Balanced, Bond, DFA / DuPont Capital Emerging Markets Equity, Floating Rate, Government, High Yield Corporate Bond and Income Builder Portfolios held securities with values of $1,639,019, $19,215,120, $58,997, $325,605, $952,903, $16,770,330 and $361,135, respectively, that were valued in such a manner.

Certain securities held by the Portfolios may principally trade in foreign markets. Events may occur between the time that foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of March 31, 2014, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAV(s) as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued at amortized cost. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of March 31, 2014, the Floating Rate, High Yield Corporate Bond, Income Builder and Unconstrained Bond Portfolios held securities with values of $13,781,872, $22,248,896, $197,678 and $2,885,500 respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Bond

Asset Class	Fair Value at 3/31/14	Valuation Technique	Unobservable Inputs	Range/(Weighted Average)

Asset-Backed Securities (4 positions)	$19,215,120	Market Approach	Offered Quotes	$98.50 - $99.28/($99.05)

Floating Rate

Asset Class	Fair Value at 3/31/14	Valuation Technique	Unobservable Inputs	Range/(Weighted Average)
Floating Rate Loans (9 positions)	$13,781,872	Market Approach	Offered Quotes	$99.50 – $102.50/($100.46)
Foreign Floating Rate Loan (3 positions)	325,605	Income Approach	Enterprise Value	£375m
Common Stock (1 position)	-	Income Approach	Enterprise Value	$0.00
	$14,107,477

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date: May 29, 2014

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: May 29, 2014